                                        Registration No. 33-23566
                                        File No. 811-5586

                                                   UNITED STATES

                                        SECURITIES AND EXCHANGE COMMISSION

                                               Washington, DC 20549

                                                     FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [X]
Pre-Effective Amendment No.                                         [   ]
Post-Effective Amendment No. 24                                     [X]

                                                      and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
      COMPANY ACT OF 1940                                           [X]
         Amendment No. 25

                        OPPENHEIMER CALIFORNIA MUNICIPAL FUND
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                  (Exact Name of Registrant as Specified in Charter)
               6803 South Tucson Way, Centennial, Colorado 80112-3924

                 (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (303) 768-3200

                          Robert G. Zack, Esq.

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                      OppenheimerFunds, Inc.

  Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008

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                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
       [   ]    immediately upon filing pursuant to paragraph (b)
       [X]      on September 29, 2004 pursuant to paragraph (b)
       [   ]    60 days after filing pursuant to paragraph (a)(1)
       [   ]    on _______________ pursuant to paragraph (a)(1)
       [   ]    75 days after filing pursuant to paragraph (a)(2)
       [   ]    on _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[  ]this  post-effective  amendment  designates  a  new  effective  date  for  a previously filed post-effective amendment.

The Registrant hereby amends the Registration statement on such date or dates as may be necessary to delay its effective date until the  Registrant  shall file a further amendment which  specifically  states that this  Registration  Statement shall  thereafter  become  effective  in  accordance  with  section  8(a) of the
Securities  Act of  1933  or  until  the  Registration  Statement  shall  become effective on such date as the Commission, acting pursuant to Section 8(a), shall determine.

Oppenheimer
California Municipal Fund

Prospectus dated September 29, 2004

Oppenheimer  California  Municipal  Fund is a mutual  fund that  seeks as high a level of current interest income exempt from federal and California income taxes for individual investors as is consistent with preservation of capital.

This Prospectus  contains  important  information about the Fund's objective and its  investment  policies,  strategies  and risks.  It also  contains  important information  about  how to buy and sell  shares  of the Fund and  other  account features.  Please read this Prospectus  carefully  before you invest and keep it for future reference about your account.

As with all  mutual  funds,  the  Securities  and  Exchange  Commission  has not approved or disapproved  the Fund's  securities nor has it determined  that this
Prospectus  is  accurate  or  complete.  It is a criminal  offense to  represent otherwise.

                                                     (OppenheimerFunds logo)

CONTENTS

                  ABOUT THE FUND

       The Fund's Investment Objective and Principal Investment Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  Fees and Expenses of the Fund

                  About the Fund's Investments

                  How the Fund is Managed

                  ABOUT YOUR ACCOUNT

                  How to Buy Shares
                  Class A Shares
                  Class B Shares
                  Class C Shares

                  Special Investor Services
                  AccountLink
                  PhoneLink
                  OppenheimerFunds Internet Website

                  How to Sell Shares
                  By Checkwriting
                  By Mail
                  By Telephone

                  How to Exchange Shares

                  Shareholder Account Rules and Policies

                  Dividends, Capital Gains and Taxes

                  Financial Highlights

ABOUT THE FUND

The Fund's Investment Objective and Principal Investment Strategies

WHAT IS THE  FUND'S  INVESTMENT  OBJECTIVE?  The  Fund  seeks as high a level of current  interest  income  exempt from federal and  California  income taxes for individual investors as is consistent with preservation of capital.

WHAT DOES THE FUND  MAINLY  INVEST IN?  The Fund  invests  mainly in  California municipal  securities  that pay  interest  exempt from  federal  and  California individual  income taxes.  These  primarily  include  municipal bonds (which are long-term obligations),  municipal notes (short-term obligations), and interests in municipal  leases.  Most of the  securities the Fund buys must be "investment grade" (the four highest  rating  categories of national  rating  organizations, such as Moody's).

     The Fund does not limit  its  investments  to  securities  of a  particular maturity range, and may hold both short- and long-term  securities.  However, it currently  focuses  on  longer-term  securities  to seek  higher  yields.  These investments are more fully explained in "About the Fund's Investments," below.

HOW DO THE  PORTFOLIO  MANAGERS  DECIDE  WHAT  SECURITIES  TO  BUY OR  SELL?  In
selecting  securities  for the  Fund,  the  portfolio  managers  look  primarily throughout  California for municipal securities using a variety of factors which may change over time and may vary in particular  cases.  The portfolio  managers currently look for: o Securities that provide high current income o A wide range of  securities  of  different  issuers  within  the state,  including  different agencies and municipalities, to spread risk o Securities having favorable credit characteristics o Special situations that provide opportunities for value.

     The  portfolio  managers may consider  selling a security if one or more of these factors no longer apply to a security purchased for the Fund.

WHO IS THE FUND DESIGNED FOR? The Fund is designed for individual  investors who are seeking  income exempt from federal and  California  income taxes.  The Fund does  not seek  capital  gains or  growth.  Because  it  invests  in  tax-exempt securities,  the Fund is not  appropriate  for  retirement  plan accounts or for investors seeking capital growth. The Fund is not a complete investment program.

Main Risks of Investing in the Fund

All investments have risks to some degree. The Fund's investments are subject to changes in their value from a number of factors,  described below. There is also the  risk  that  poor  security  selection  by the  Fund's  investment  Manager,
OppenheimerFunds, Inc., will cause the Fund to underperform other funds having a similar objective.

Special Risks of Investing Primarily in California Municipal Securities. Because
the Fund focuses its investments  primarily on California municipal  securities, the  value of its  portfolio  investments  will be  highly  sensitive  to events
affecting   the  fiscal   stability   of  the  State  of   California   and  its
municipalities,  authorities and other  instrumentalities that issue securities.
These risks are  disclosed  more detail in the Fund's  Statement  of  Additional
Information.

CREDIT RISK. Municipal securities are subject to credit risk. Credit risk is the risk that the  issuer  of a  municipal  security  might  not make  interest  and principal  payments on the  security as they become due. If the issuer  fails to pay interest,  the Fund's income may be reduced and if the issuer fails to repay principal,  the value of that  security and of the Fund's shares may be reduced.
Because the Fund can invest as much as 25% of its assets in municipal securities below  investment  grade to seek  higher  income,  the Fund's  credit  risks are greater than those of funds that buy only investment-grade bonds. A downgrade in an issuer's  credit  rating or other adverse news about an issuer can reduce the
value  of  that  issuer's  securities.   Special  Credit  Risks  of  Lower-Grade
Securities.  Municipal  securities that are rated below  investment grade (these are sometimes called "junk bonds") may be subject to greater price  fluctuations and  risks of loss of  income  and  principal  than  investment-grade  municipal securities.  Securities  that are (or that have fallen) below  investment  grade have a greater risk that the issuers might not meet their debt obligations.

INTEREST RATE RISKS.  Municipal  securities are debt securities that are subject to changes in value when prevailing  interest rates change.  When interest rates fall, the values of already issued  municipal  securities  generally  rise. When interest rates rise, the values of already issued municipal securities generally fall, and the bonds may sell at a discount from their face amount. The magnitude of these price  changes is generally  greater for bonds with longer  maturities.
The Fund  currently  focuses on  longer-term  securities to seek higher  income.
Therefore, its share prices may fluctuate more when interest rates change.

Tobacco Settlement  Revenue Bonds.  Tobacco settlement revenue bonds are secured by an issuing state's  proportionate  share in the Master  Settlement  Agreement
("MSA"). The MSA is an agreement,  reached out of court in November 1998 between
46 states and nearly all the U.S. tobacco  manufacturers  (approximately  99% of the current  combined market share of tobacco  manufacturers).  The MSA provides for payments  annually by the  manufacturers to the states and  jurisdictions in perpetuity, in exchange for releasing all claims against the manufacturers and a pledge of no further litigation.  Tobacco manufacturers pay into a master escrow trust based on their market share, and each state receives a fixed percentage of the payment as set forth in the MSA.

A number of states have securitized the future flow of those payments by selling bonds  pursuant to  indentures,  some  through  distinct  governmental  entities created for such purpose.  The bonds are backed by the future  revenue flow that is used for principal and interest payments on the bonds. Annual payments on the bonds,  and thus risk to the Fund, are highly dependent on the receipt of future settlement payments to the state or its governmental  entity, as well as several other factors.  The actual amount of future settlement payments,  therefore,  is dependent  on many  factors,  including,  but not  limited to,  annual  domestic
cigarette  shipments,   cigarette  consumption,   inflation  and  the  financial
capability of participating  tobacco  companies.  As a result,  payments made by tobacco  manufacturers  could be negatively  impacted if the decrease in tobacco consumption is significantly greater than the forecasted decline. A market share loss by the MSA companies to non-MSA  participating  tobacco manufacturers would also  cause a  downward  adjustment  in the  payment  amounts.  A  participating manufacturer filing for bankruptcy also could cause delays or reductions in bond payments.  The MSA itself has been subject to legal challenges and has, to date, withstood those challenges.

BORROWING FOR LEVERAGE.  As a fundamental policy, the Fund can borrow from banks in amounts up to 331/3% of its total  assets for  emergency  purposes  or to buy portfolio  securities.  This use of "leverage"  will subject the Fund to greater costs than funds that do not borrow for  leverage,  and may also make the Fund's share price more sensitive to interest rate changes.

RISKS OF  NON-DIVERSIFICATION.  The Fund is  "non-diversified."  That means that compared to funds that are  diversified,  it can invest a greater portion of its assets in the  securities  of one issuer,  such as bonds  issued by the state of
California.  Having a higher percentage of its assets invested in the securities of fewer issuers,  particularly  obligations of government issuers of one state, could result in greater fluctuations of the Fund's share prices due to economic, regulatory or political problems in California.

     RISKS IN USING DERIVATIVE INVESTMENTS. The Fund can use derivatives to seek increased  returns or to try to hedge investment risks. In general terms, a derivative  investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset,  interest rate or index.
     Options,  futures,  "inverse  floaters" and variable rate  obligations  are examples of derivatives.

     If the issuer of the derivative investment does not pay the amount due, the
Fund  can  lose  money on its  investment.  Also,  the  underlying  security  or investment on which the derivative is based, and the derivative  itself, may not perform the way the Manager  expected it to perform.  If that happens,  the Fund will get less income than expected or its share price could  decline.  To try to preserve  capital,  the Fund has  limits on the  amount of  particular  types of derivatives it can hold.

     Inverse  Floaters Have Special Risks.  Certain variable rate bonds known as
     "inverse  floaters" pay interest rates that move in the opposite  direction of yields on short-term  bonds in response to market  changes.  As interest rates rise,  inverse floaters produce less current income, and their market value can  become  volatile.  Inverse  floaters  are a type of  "derivative security."  Some have a "cap," so that if  interest  rates  rise  above the
     "cap," the security pays additional  interest income.  If rates do not rise above the "cap," the Fund will have paid an additional amount for a feature that proves  worthless.  The Fund cannot  invest more than 20% of its total assets in inverse floaters.

HOW RISKY IS THE FUND OVERALL?  The risks described above  collectively form the overall  risk  profile  of the  Fund and can  affect  the  value  of the  Fund's
investments,   its  investment  performance,  and  the  prices  of  its  shares.
Particular  investments and investment  strategies also have risks.  These risks mean that you can lose money by  investing  in the Fund.  When you  redeem  your shares,  they may be worth more or less than what you paid for them. There is no
assurance  that  the  Fund  will  achieve  its  investment  objective.   In  the
OppenheimerFunds  spectrum,  the Fund is more  conservative  than some  types of taxable  bond funds,  such as high yield bond funds,  but has greater  risk than money market funds.

Portfolio  Turnover.  A change  in the  securities  held by the Fund is known as
"portfolio  turnover." The Fund may engage in active and frequent trading to try to achieve its  objective  and may have a high  portfolio  turnover rate of over
100%  annually.  Increased  portfolio  turnover  creates  higher  brokerage  and transaction costs for the Fund. If the Fund realizes capital gains when it sells its  portfolio  investments,  it  must  generally  pay  those  gains  out to the
shareholders,  increasing  their  taxable  distributions.   Increased  portfolio
turnover  creates higher  brokerage and transaction  costs for the Fund (and may reduce  performance).  The  Financial  Highlights  table  at  the  end  of  this prospectus shows the Fund's portfolio turnover rate during the past fiscal year.

An  investment  in the Fund is not a deposit of any bank,  and is not insured or guaranteed by the Federal Deposit Insurance  Corporation or any other government agency.

The Fund's Past Performance

The bar chart and table below show one measure of the risks of  investing in the
Fund, by showing changes in the Fund's performance (for its Class A shares) from year to year for the last 10  calendar  years  and by  showing  how the  average annual total returns of the Fund's shares, both before and after taxes,  compare to those of a  broad-based  market index.  The  after-tax  returns for the other classes of shares will vary.

     The after-tax  returns are shown for Class A shares only and are calculated using the historical  highest  individual  federal  marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes.  In  certain  cases,  the  figure  representing  "Return  After  Taxes on
Distributions  and Sale of Fund  Shares"  may be higher  than the  other  return figures for the same period.  A higher  after-tax  return results when a capital loss occurs upon  redemption and  translates  into an assumed tax deduction that benefits the shareholder.  The after-tax returns are calculated based on certain assumptions  mandated by regulation and your actual after-tax returns may differ from those shown,  depending on your  individual tax situation.  The Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year)

[See  appendix to  prospectus  for data in bar chart  showing  the annual  total return]

Sales charges and taxes are not included in the  calculations  of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.  For the period from 1/1/04  through  6/30/04,  the cumulative return (not annualized)  before taxes for Class A shares was -1.42%.  During the period shown in the bar chart, the highest return (not annualized)  before taxes for a calendar quarter was 8.65% (1Qtr95) and the lowest return (not annualized)
before taxes for a calendar quarter was -6.00% (1Qtr94).

                                                                                                          10 Years

Average Annual Total Returns                                                                       (or life of class, if
for the periods ended December 31, 2003                 1 Year                  5 Years                    less)

----------------------------------------------- ----------------------- ------------------------- -------------------------
----------------------------------------------- ----------------------- ------------------------- -------------------------
Class A Shares (inception 11/3/88)

  Return Before Taxes                                   0.57%                    3.55%                     4.73%
  Return After Taxes on Distributions                   0.57%                    3.55%                     4.71%
  Return After Taxes on Distributions
  and Sale of Fund Shares                               2.26%                    3.74%                     4.77%

----------------------------------------------- ----------------------- ------------------------- -------------------------
Lehman Brothers Municipal Bond Index
(reflects no deduction for fees, expenses or

taxes)                                                  5.31%                    5.83%1                    6.03%1

----------------------------------------------- ----------------------- ------------------------- -------------------------

Class B Shares (inception 5/3/93)                       -0.11%                   3.44%                     4.76%

----------------------------------------------- ----------------------- ------------------------- -------------------------

Class C Shares (inception 11/1/95)                      3.89%                    3.78%                     4.85%

----------------------------------------------- ----------------------- ------------------------- -------------------------
1    From 12/31/92.

The Fund's average annual total returns include  applicable  sales charges:  for
Class A, the current  maximum  initial  sales charge of 4.75%;  for Class B, the contingent  deferred sales charge of 5% (1-year) and 2% (5-year);  and for Class
C, the 1% contingent deferred sales charge for the 1-year period.  Because Class
B  shares  convert  to  Class  A  shares  72  months  after  purchase,  Class  B
"life-of-class"  performance  does not include  any  contingent  deferred  sales charge and uses Class A performance for the period after conversion. The returns measure the performance of a hypothetical  account and assume that all dividends and capital gains  distributions  have been reinvested in additional shares. The performance of the Fund's Class A shares is compared to Lehman Bothers Municipal
Bond Index,  an unmanaged  index of a broad range of  investmen-grade  municipal bonds.  The index  performance  includes  reinvestment  of  income  but does not reflect  transaction costs, fees, expenses or taxes. The Fund's investments vary from those in the index.

Fees and Expenses of the Fund

The following  tables are meant to help you understand the fees and expenses you may pay if you buy and hold  shares  of the Fund.  The Fund  pays a  variety  of expenses directly for management of its assets, administration,  distribution of its shares and other  services.  Those expenses are  subtracted  from the Fund's assets to  calculate  the Fund's net asset  values per share.  All  shareholders therefore  pay  those  expenses  indirectly.  Shareholders  pay  other  expenses directly,  such as sales charges and account  transaction  charges.  The numbers below are based on the Fund's  expenses  during  its fiscal  year ended July 31,
2004.

Shareholder Fees (charges paid directly from your investment):

                                                 Class A Shares     Class B Shares    Class C Shares
----------------------------------------------- ------------------ ----------------- ------------------
----------------------------------------------- ------------------ ----------------- ------------------
Maximum Sales Charge (Load) on purchases              4.75%              None              None
(as % of offering price)
----------------------------------------------- ------------------ ----------------- ------------------
----------------------------------------------- ------------------ ----------------- ------------------
Maximum Deferred Sales Charge (Load)
(as % of the lower of the original offering           None1              5%2                1%3
price or redemption proceeds)
----------------------------------------------- ------------------ ----------------- ------------------

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Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

------------------------------------------------------------------------------------------------------
----------------------------------------------- ------------------ ----------------- ------------------
                                                 Class A Shares     Class B Shares    Class C Shares
----------------------------------------------- ------------------ ----------------- ------------------
----------------------------------------------- ----------------- ------------------ -----------------

Management Fees                                      0.55%              0.55%             0.55%

----------------------------------------------- ----------------- ------------------ -----------------
----------------------------------------------- ----------------- ------------------ -----------------
Distribution and/or Service (12b-1) Fees             0.24%              1.00%             1.00%
----------------------------------------------- ----------------- ------------------ -----------------
----------------------------------------------- ----------------- ------------------ -----------------

Other Expenses                                       0.21%              0.22%             0.23%

----------------------------------------------- ----------------- ------------------ -----------------
----------------------------------------------- ----------------- ------------------ -----------------

Total Annual Operating Expenses                      1.00%              1.77%             1.78%

----------------------------------------------- ----------------- ------------------ -----------------

Expenses may vary in future years. "Other Expenses" include transfer agent fees, custodial  fees,  and  accounting  and legal  expenses  that the Fund pays.  The transfer agent has made a voluntary undertaking to the Fund to limit its fees to
0.35% of  average  daily  net  assets  per  fiscal  year for all  classes.  That undertaking may be amended or withdrawn at any time. The "Other Expenses" in the table  represent the expenses  incurred  during the prior fiscal year;  transfer agent fees did not exceed the expense limitation described above. Pursuant to an undertaking by the Manager to reduce the Fund's management fee (described in the
Statement of Additional Information under "Investment Advisory Agreement"),  the actual  "Management  Fees" were 0.52% for each class of shares and "Total Annual
Operating  Expenses" as  percentages  of average daily net assets were 0.97% for
Class A  shares,  1.74% for  Class B shares  and 1.75% for Class C shares.  That undertaking is no longer in effect.

1. A contingent deferred sales charge may apply to redemptions of investments of
$1 million or more of Class A shares. See "How to Buy Shares" for details.

2. Applies to redemptions in first year after purchase.  The contingent deferred sales charge  gradually  declines  from 5% to 1% in years one through six and is eliminated after that.

3. Applies to shares redeemed within 12 months of purchase.

EXAMPLES.  The  following  examples are intended to help you compare the cost of investing  in the Fund with the cost of investing  in other  mutual  funds.  The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated, and reinvest your dividends and distributions.

     The first example  assumes that you redeem all of your shares at the end of those periods.  The second example  assumes you keep your shares.  Both examples also assume that your  investment has a 5% return each year and that the class's operating  expenses  remain the same.  Your actual  costs may be higher or lower because expenses will vary over time.  Based on these  assumptions your expenses would be as follows:

---------------------------------- --------------------- -------------------- ------------------- -------------------

     If shares are redeemed:              1 Year               3 Years             5 Years             10 Years

---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------

Class A Shares                             $572                 $778                $1,001              $1,641

---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------

Class B Shares                             $680                 $857                $1,159             $1,6941

---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------

Class C Shares                             $281                 $560                 $964               $2,095

---------------------------------- --------------------- -------------------- ------------------- -------------------

---------------------------------- --------------------- -------------------- ------------------- -------------------

   If shares are not redeemed:            1 Year               3 Years             5 Years             10 Years

---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------

Class A Shares                             $572                 $778                $1,001              $1,641

---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------

Class B Shares                             $180                 $557                 $959              $1,6941

---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------

Class C Shares                             $181                 $560                 $964               $2,095

---------------------------------- --------------------- -------------------- ------------------- -------------------

In the first example,  expenses include the initial sales charge for Class A and the applicable  Class B and Class C contingent  deferred  sales charges.  In the second example,  the Class A expenses include the sales charge,  but Class B and
Class C expenses do not include contingent deferred sales charges.

1. Class B expenses  for years 7 through 10 are based on Class A expenses  since
Class B shares automatically convert to Class A shares 72 months after purchase.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES AND RISKS. The allocation of the Fund's portfolio among different types of investments will vary over time based on the Manager's evaluation of economic and market trends. The Fund's portfolio might not always include all of the different types of investments described below. Under normal market conditions, the Fund:

o attempts to invest 100% of its assets in municipal securities,

o as a  fundamental  policy,  invests  at least 80% of its  assets in  municipal securities, and

o as a  fundamental  policy,  invests  at  least  80% of its  net  assets  (plus borrowings for investment purposes) in California municipal securities.

     Securities  that generate  income subject to alternative  minimum tax (AMT)
will count towards the 80% California municipal securities requirement.

     The Manager  tries to reduce risks by selecting a wide variety of municipal investments and by carefully  researching  securities before they are purchased.
However,  changes in the overall  market prices of municipal  securities and the income  they pay can occur at any time.  The yield and share  prices of the Fund will change daily based on changes in interest  rates and market  conditions and in response to other economic  events.  The Statement of Additional  Information contains  more detailed  information  about the Fund's  investment  policies and risks.

MUNICIPAL SECURITIES.  The Fund buys municipal bonds and notes,  certificates of participation in municipal leases and other debt obligations.

     The Fund  mainly  invests in  California  municipal  securities,  which are municipal securities that are not subject (in the opinion of bond counsel to the issuer at the time they are issued) to California  individual  income tax. These debt  obligations  are  issued  by the  state of  California  and its  political subdivisions (such as cities, towns,  counties,  agencies and authorities).  The term "California  municipal  securities" may also include debt securities of the governments of certain possessions,  territories and commonwealths of the United
States if the interest is not subject to California individual income tax.

     The Fund can also buy other municipal securities, issued by the governments of the  District  of  Columbia  and of other  states as well as their  political
subdivisions,   authorities   and  agencies,   and  securities   issued  by  any
commonwealths,  territories  or  possessions  of the  United  States,  or  their respective agencies,  instrumentalities or authorities,  if the interest paid on the security is not subject to federal  individual income tax (in the opinion of bond counsel to the issuer at the time the security is issued).

     Municipal  securities  are issued to raise money for a variety of public or private  purposes,  including  financing state or local  governments,  financing specific  projects  or  financing  public  facilities.  The  Fund  can buy  both long-term and  short-term  municipal  securities.  Long-term  securities  have a maturity  of more than one  year.  The Fund  generally  focuses  on  longer-term securities, to seek higher income.

     The Fund can buy  municipal  securities  that  are  "general  obligations,"
secured by the  issuer's  pledge of its full faith,  credit and taxing power for the  payment  of  principal  and  interest.  The  Fund  can  also  buy  "revenue obligations,"  payable only from the revenues derived from a particular facility or class of facilities,  or a specific excise tax or other revenue source.  Some revenue  obligations are private  activity bonds that pay interest that may be a tax preference item for investors subject to alternative minimum tax.

Municipal  Lease  Obligations.  Municipal  leases  are used by state  and  local governments to obtain funds to acquire land,  equipment or facilities.  The Fund can invest in  certificates  of  participation  that  represent a  proportionate interest in payments made under  municipal  lease  obligations.  Most  municipal leases, while secured by the leased property, are not general obligations of the issuing municipality. They often contain "non-appropriation" clauses under which the municipal government has no obligation to make lease or installment payments in  future  years  unless  money  is  appropriated  on a  yearly  basis.  If the government  stops making  payments or  transfers  its payment  obligations  to a private entity, the obligation could lose value or become taxable.

Ratings of Municipal  Securities the Fund Buys. Most of the municipal securities the Fund buys are "investment grade" at the time of purchase.  The Fund does not invest more than 25% of its total  assets in municipal  securities  that are not
"investment  grade" at the time of purchase.  "Investment  grade" securities are those rated within the four highest  rating  categories  of Moody's,  Standard &
Poor's,  Fitch or another  nationally  recognized  rating  organization,  or (if unrated)  judged by the  Manager  to be  comparable  to rated  investment  grade securities.  Rating  categories  are  described in the  Statement of  Additional
Information. A reduction in the rating of a security after the Fund buys it will not  automatically  require the Fund to dispose of that security.  However,  the
Manager will evaluate those securities to determine  whether to keep them in the
Fund's portfolio.

The Manager may rely to some extent on credit  ratings by nationally  recognized rating  agencies in evaluating  the credit risk of  securities  selected for the
Fund's  portfolio.  It may also use its own research and analysis.  Many factors affect an issuer's  ability to make timely  payments,  and the credit risks of a particular security may change over time.

CAN THE FUND'S  INVESTMENT  OBJECTIVE AND POLICIES  CHANGE?  The Fund's Board of
Trustees  can change  non-fundamental  policies  without  shareholder  approval, although significant changes will be described in amendments to this Prospectus.
Fundamental policies cannot be changed without the approval of a majority of the
Fund's  outstanding  voting  shares.  The  Fund's  investment   objective  is  a
fundamental policy. Other investment  restrictions that are fundamental policies are listed in the Statement of Additional  Information.  An investment policy or technique  is  not  fundamental  unless  this  Prospectus  or the  Statement  of
Additional Information says that it is.

OTHER  INVESTMENT  STRATEGIES.  To seek  its  objective,  the  Fund  can use the investment  techniques and  strategies  described  below.  The Manager might not always use all of them. These  techniques have risks,  although some of them are designed to help reduce overall investment or market risks.

Floating Rate/Variable Rate Obligations. Some municipal securities have variable or floating  interest  rates.  Variable rates are adjustable at stated  periodic intervals.  Floating rates are automatically  adjusted  according to a specified market rate for such investments,  such as the percentage of the prime rate of a bank, or the 91-day U.S. Treasury Bill rate.

Other Derivatives.  The Fund can also invest in other derivative securities that pay interest that depend on the change in value of an underlying asset, interest rate or index. Examples are interest rate swaps,  municipal bond indices or swap indices.

Hedging.  The Fund can buy and sell futures contracts,  put and call options, or enter into interest rate swap agreements.  These are all referred to as "hedging instruments."  The  Fund  does  not  use  hedging  instruments  for  speculative purposes,  and has  limits  on the use of them.  The Fund  does not use  hedging instruments  to a substantial  degree and is not required to use them in seeking its objective.

Hedging  involves  risk.  If the Manager uses a hedging  instrument at the wrong time or judges  market  conditions  incorrectly,  the strategy  could reduce the
Fund's  return.  The Fund  could  also  experience  losses if the  prices of its futures and options  positions were not correlated with its other investments or if it could not close out a  position  because  of an  illiquid  market  for the future or option.

When-Issued and Delayed-Delivery  Transactions.  The Fund may purchase municipal securities on a "when-issued"  basis and may purchase or sell such securities on a "delayed-delivery"  basis. Between the purchase and settlement,  no payment is made for the security and no interest  accrues to the buyer from the investment.
There is a risk of loss to the Fund if the value of the security  declines prior to the settlement date.

Puts and Stand-By  Commitments.  The Fund can acquire "stand-by  commitments" or
"puts" with respect to municipal securities.  The Fund obtains the right to sell specified  securities at a set price on demand to the issuing  broker-dealer  or bank. However, this feature may result in a lower interest rate on the security.
The Fund  acquires  stand-by  commitments  or puts  solely to enhance  portfolio liquidity.

Illiquid  Securities.  Investments  may be illiquid  because they do not have an active  trading  market,  making it  difficult  to value them or dispose of them promptly at an acceptable  price.  The Fund will not invest more than 15% of its net assets in illiquid  securities.  The Manager  monitors  holdings of illiquid securities  on an ongoing  basis to  determine  whether to sell any  holdings to maintain  adequate  liquidity.  The  Fund  cannot  buy  securities  that  have a restriction on resale.

Temporary  Defensive  and Interim  Investments.  In times of unstable or adverse market, political or economic conditions,  the Fund can invest up to 100% of its total  assets in temporary  investments  that are  inconsistent  with the Fund's principal investment strategies.  Generally,  they would be short-term municipal securities but could be U.S.  Government  securities or  highly-rated  corporate debt securities. The income from some temporary defensive investments may not be tax-exempt,  and  therefore  when making  those  investments  the Fund might not achieve its objective.  The Fund can also hold cash and cash equivalents pending the investment of proceeds from the sale of Fund shares or portfolio  securities or to meet anticipated redemptions of Fund shares.

How the Fund is Managed

THE  MANAGER.  The  Manager  chooses  the Fund's  investments  and  handles  its day-to-day business. The Manager carries out its duties, subject to the policies established  by the  Fund's  Board of  Trustees,  under an  investment  advisory agreement  that states the Manager's  responsibilities.  The agreement  sets the fees the Fund pays to the Manager and  describes  the expenses  that the Fund is responsible to pay to conduct its business.

     The Manager has been an investment  advisor since January 1960. The Manager and its subsidiaries and controlled affiliates managed more than $155 billion in assets as of June 30, 2004,  including other  Oppenheimer funds with more than 7 million  shareholder  accounts.  The  Manager is located at Two World  Financial
Center, 225 Liberty Street, 11th Floor, New York, NY 10281-1008.

Portfolio Managers. The Fund is managed by a portfolio management team comprised of  Ronald  Fielding  and  other  investment  professionals  selected  from  the
Manager's  Rochester  Division.  This  portfolio  management  team is  primarily responsible for the day-to-day management of the Fund's portfolio.  Mr. Fielding is a  Senior  Vice  President  of the  Manager  (since  January  1996)  and Vice
President  of the Fund  (since  July  2002).  Mr.  Fielding  serves in a similar capacity for other Oppenheimer funds.

     Advisory Fees. Under the investment advisory  agreement,  the Fund pays the
     Manager an  advisory  fee at an annual  rate which  declines  as the Fund's assets grow:  0.60% of the first $200 million of average annual net assets,
     0.55% of the next $100 million,  0.50% of the next $200  million,  0.45% of the next $250 million, 0.40% of the next $250 million, and 0.35% of average annual net assets over $1 billion.  The Manager has  voluntarily  agreed to waive a portion of its  management fee so that the  "Management  Fees" will not  exceed  0.55% of  average  annual net assets for each class of shares.
     This voluntary  undertaking  is expected to remain in effect  indefinitely.
     However,  it may be amended or  withdrawn  by the Manager at any time.  The
     Fund's  management  fee for its last fiscal year ended July 31,  2004,  was
     0.55% of average annual net assets for each class of shares, as a result of this undertaking.  That expense ratio was further reduced to 0.52% for each class  of  shares,  under  an  additional  undertaking,  described  in  the
     Statement of Additional  Information under "Investment Advisory Agreement", which is no longer in effect.

     Pending Litigation.  Three law suits have been filed as putative derivative and class action against the Fund's  investment  Manager,  Distributor  and
     Transfer  Agent,  some of the  Oppenheimer  fund,  including  the  Fund and
     Directors or Trustees of some of those funds.  The  complaints  allege that the  Manager  charged  excessive  fees for  distribution  and other  costs, improperly  used  assets  of the  funds in the form of  directed  brokerage commissions  and 12b-1 fees to pay brokers to promote sales of  Oppenheimer funds, and failed to properly disclose the use of fund assets to make those payments in  violation  of the  Investment  Company Act and the  Investment
     Advisers Act of 1940.  The  complaints  further  allege that by  permitting and/or  participating in those actions,  the defendant  Directors  breached their fiduciary duties to fund  shareholders  under the Investment  Company
     Act and at common  law.  Those law suits  were  filed on August  31,  2004,
     September  3, 2004,  and  September  14, 2004,  respectively,  in the U. S.
     District Court for the Southern  District of New York. The complaints  seek unspecified  compensatory  and punitive  damages,  rescission of the funds'
     investment  advisory  agreements,  an accounting  of all fees paid,  and an award of attorneys' fees and litigation expenses.

     The Manager and the  Distributor  believe the claims  asserted in these law suits to be without merit, and intend to defend the suits  vigorously.  The
     Manager and the  Distributor  do not believe  that the pending  actions are likely to have a material adverse effect on the Fund or on their ability to perform their respective  investment  advisory and distribution  agreements with the Fund.

ABOUT your account

How to Buy Shares

     You  can  buy  shares  several  ways,  as  described   below.   The  Fund's
     Distributor,  OppenheimerFunds  Distributor,  Inc.,  may appoint  servicing agents to accept purchase (and redemption) orders. The Distributor,  in its sole discretion, may reject any purchase order for the Fund's shares.

     Buying Shares  Through Your Dealer.  You can buy shares through any dealer, broker  or  financial  institution  that  has a sales  agreement  with  the
     Distributor. Your dealer will place your order with the Distributor on your behalf. A broker or dealer may charge for that service.

     Buying Shares Through the  Distributor.  Complete an  OppenheimerFunds  New
     Account Application and return it with a check payable to "OppenheimerFunds
     Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217. If you
     don't list a dealer on the  application,  the Distributor  will act as your agent in buying the shares.  However,  we  recommend  that you discuss your investment  with a financial  advisor before you make a purchase to be sure that the Fund is appropriate for you.

     o Paying by Federal Funds Wire.  Shares  purchased  through the Distributor may be paid for by Federal  Funds wire.  The minimum  investment is $2,500.
     Before  sending  a  wire,  call  the   Distributor's   Wire  Department  at
     1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.

     o Buying Shares Through OppenheimerFunds AccountLink. With AccountLink, you
     pay for shares by electronic funds transfers from your bank account. Shares are  purchased  for your  account  by a  transfer  of money  from your bank account through the Automated  Clearing House (ACH) system. You can provide those instructions  automatically,  under an Asset Builder Plan,  described below, or by telephone instructions using OppenheimerFunds  PhoneLink, also described below. Please refer to "AccountLink," below for more details.

     o Buying Shares Through Asset Builder Plans. You may purchase shares of the
     Fund  automatically  each  month  from  your  account  at a bank  or  other financial institution under an Asset Builder Plan with AccountLink. Details are in the  Asset  Builder  Application  and the  Statement  of  Additional
     Information.

     WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy Fund shares  with a minimum  initial  investment  of $1,000 and make  additional investments at any time with as little as $50.  There are reduced  minimums available under the following special investment plans:

     o By using an Asset Builder Plan or Automatic Exchange Plan (details are in the Statement of Additional Information), or government allotment plan, you can make  subsequent  investments  (after making the initial  investment of
     $500) for as little as $50. For any type of account  established  under one of these plans prior to November 1, 2002, the minimum additional investment will remain $25.

     o  The  minimum  investment  requirement  does  not  apply  to  reinvesting dividends from the Fund or other  Oppenheimer funds (a list of them appears in the Statement of Additional  Information,  or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

     AT WHAT PRICE ARE SHARES  SOLD?  Shares  are sold at their  offering  price which is the net asset value per share plus any initial  sales  charge that applies.  The offering  price that applies to a purchase  order is based on the next  calculation  of the net asset  value per share that is made after the Distributor receives the purchase order at its offices in Colorado,  or after any agent appointed by the Distributor receives the order.

     Net Asset Value.  The Fund  calculates the net asset value of each class of shares as of the close of The New York Stock Exchange ("the Exchange"),  on each day the Exchange is open for trading  (referred to in this  Prospectus as a "regular  business day").  The Exchange  normally closes at 4:00 P.M.,
     Eastern time, but may close earlier on some days. All references to time in this Prospectus mean "Eastern time."

     The net asset value per share for a class of shares on a "regular  business day"  is  determined  by  dividing  the  value  of the  Fund's  net  assets attributable  to  that  class  by  the  number  of  shares  of  that  class outstanding on that day. To determine net asset values, the Fund assets are valued  primarily  on the basis of  current  market  quotations.  If market quotations  are not readily  available  or do not  accurately  reflect fair value for a security (in the Manager's  judgment) or if a security's  value has been  materially  affected by events  occurring  after the close of the exchange  or market on which  the  security  is  principally  traded,  that
     security   may  be   valued   by   another   method   that  the   Board  of
     Directors/Trustees believes accurately reflects the fair value.

     The Board has adopted  valuation  procedures for the Fund and has delegated
     the  day-to-day   responsibility  for  fair  value  determinations  to  the
     Manager's Valuation Committee. Fair value determinations by the Manager are subject  to  review,  approval  and  ratification  by the Board at its next scheduled meeting after the fair valuations are determined.  In determining whether  current  market prices are readily  available  and  reliable,  the
     Manager  monitors the information it receives in the ordinary course of its investment  management  responsibilities  for  significant  events  that it believes in good faith will affect the market  prices of the  securities of issuers  held by the Fund.  Those may  include  events  affecting  specific issuers (for example,  a halt in trading of the  securities of an issuer on an exchange during the trading day) or events affecting  securities markets
     (for example, a foreign securities market closes early because of a natural disaster).

     If, after the close of the principal market on which a security held by the
     Fund is traded and before the time as of which the Fund's net asset  values are calculated that day, a significant event occurs that the Manager learns of and  believes  in the  exercise  of its  judgment  will cause a material change in the value of that security from the closing price of the security on the  principal  market on which it is traded,  the Manager  will use its best judgment to determine a fair value for that security.

     The Manager  believes  that  foreign  securities  values may be affected by volatility that occurs in U.S.  markets on a trading day after the close of
     foreign  securities  markets.   The  Manager's  fair  valuation  procedures
     therefore  include a procedure  whereby  foreign  securities  prices may be
     "fair valued" to take those factors into account.

     The Offering  Price. To receive the offering price for a particular day, in most cases the Distributor or its designated  agent must receive your order by the time the  Exchange  closes  that day. If your order is received on a day when the  Exchange  is closed or after it has  closed,  the order  will receive  the next  offering  price that is  determined  after your order is received.

     Buying Through a Dealer.  If you buy shares  through a dealer,  your dealer must  receive the order by the close of the Exchange and transmit it to the
     Distributor  so that it is  received  before  the  Distributor's  close  of business on a regular  business  day  (normally  5:00 P.M.) to receive that day's offering price, unless your dealer has made alternative  arrangements with the Distributor.  Otherwise,  the order will receive the next offering price that is determined.

     WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors three different  classes of shares.  The  different  classes of shares  represent investments  in the same  portfolio  of  securities,  but the  classes  are subject to different  expenses and will likely have different share prices.
     When you buy shares,  be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.

     Class A Shares. If you buy Class A shares,  you pay an initial sales charge
     (on  investments  up to $1  million).  The amount of that sales charge will vary depending on the amount you invest.  The sales charge rates are listed in "How Can You Buy Class A Shares?" below.

     Class B Shares.  If you buy Class B shares,  you pay no sales charge at the time of purchase,  but you will pay an annual  asset-based sales charge. If you sell your shares within 6 years of buying them, you will normally pay a contingent  deferred sales charge.  That  contingent  deferred sales charge varies depending on how long you own your shares,  as described in "How Can
     You Buy Class B Shares?" below.

     Class C Shares.  If you buy Class C shares,  you pay no sales charge at the time of purchase,  but you will pay an annual  asset-based sales charge. If you sell your shares within 12 months of buying them, you will normally pay a contingent  deferred  sales charge of 1.0%,  as described in "How Can You
     Buy Class C Shares?" below.

     WHICH CLASS OF SHARES SHOULD YOU CHOOSE?  Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor.  Some factors to consider are how much you plan to invest and how long you plan to hold your  investment.  If your goals and objectives  change over time and you plan to purchase  additional shares,  you should re-evaluate those factors to see if you should consider another class of shares.  The Fund's  operating costs that apply to a class of shares and the effect of the  different  types of sales  charges on your investment will vary your investment results over time.

     The  discussion  below  is  not  intended  to  be  investment  advice  or a recommendation,  because each investor's financial considerations are different.
The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course,  these examples are based on  approximations  of the effects of current  sales  charges and expenses projected over time, and do not detail all of the  considerations in selecting a class of shares.  You should analyze your options  carefully with your financial advisor  before  making  that  choice.

     How Long Do You  Expect to Hold Your  Investment?  While  future  financial needs cannot be predicted  with  certainty,  knowing how long you expect to hold your investment will assist you in selecting the appropriate  class of shares.  Because of the effect of  class-based  expenses,  your choice will also depend on how much you plan to invest. For example,  the reduced sales charges  available  for larger  purchases of Class A shares may, over time, offset  the effect of paying an initial  sales  charge on your  investment, compared to the effect over time of higher  class-based  expenses on shares of Class B or Class C.

     o Investing for the Shorter Term. While the Fund is meant to be a long-term investment,  if you have a relatively  short-term  investment horizon (that is, you plan to hold your shares for not more than six  years),  you should most likely invest in Class A or Class C shares rather than Class B shares.
     That is  because  of the effect of the Class B  contingent  deferred  sales charge if you redeem within six years, as well as the effect of the Class B asset-based  sales  charge on the  investment  return for that class in the short-term.  Class C shares might be the appropriate choice (especially for investments  of less than  $100,000),  because  there is no  initial  sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

     However,  if you plan to invest more than  $100,000  for the shorter  term, then as your investment  horizon increases toward six years, Class C shares might not be as advantageous as Class A shares.  That is because the annual asset-based  sales  charge on Class C shares will have a greater  impact on your account over the longer term than the reduced  front-end  sales charge available for larger purchases of Class A shares.

     If you invest $1 million or more,  in most cases Class A shares will be the most  advantageous  choice,  no  matter  how long you  intend  to hold your shares. The Distributor will not accept purchase orders of $100,000 or more for Class B shares or $1  million  or more of Class C shares  from a single investor.  Dealers or other financial intermediaries  purchasing shares for their  customers in omnibus  accounts are  responsible  for compliance with those limits.

     o Investing for the Longer Term.  If you are  investing  less than $100,000 for the longer-term,  for example for retirement, and do not expect to need access  to your  money  for  seven  years  or more,  Class B shares  may be appropriate.

     Are There  Differences in Account Features That Matter to You? Some account features may not be available  to Class B and Class C  shareholders.  Other features  may not be  advisable  (because  of the effect of the  contingent deferred sales charge) for Class B and Class C shareholders. Therefore, you should carefully review how you plan to use your investment  account before deciding which class of shares to buy.

     Additionally,  the  dividends  payable to Class B and Class C  shareholders will be reduced by the additional  expenses borne by those classes that are not  borne by Class A shares,  such as the Class B and Class C  asset-based
     sales  charge   described   below  and  in  the   Statement  of  Additional
     Information.  Also,  checkwriting is not available on accounts subject to a contingent deferred sales charge.

     How Do Share Classes Affect  Payments to Your Broker?  A financial  advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B and Class C contingent  deferred sales charges and  asset-based  sales charges have the same purpose as the front-end  sales charge on sales of Class A shares:  to compensate the  Distributor for concessions and expenses it pays to dealers and financial  institutions  for selling  shares.  The  Distributor may pay additional  compensation  from its own resources to  securities  dealers or financial  institutions based upon the value of shares of the Fund owned by the  dealer  or  financial  institution  for  its  own  account  or for its customers.

     HOW CAN YOU BUY CLASS A SHARES?  Class A shares are sold at their  offering price,  which is  normally  net asset value plus an initial  sales  charge.
     However,  in some cases,  described below,  purchases are not subject to an initial sales charge,  and the offering  price will be the net asset value.
     In other cases, reduced sales charges may be available,  as described below or in the  Statement  of  Additional  Information.  Out of the  amount  you invest, the Fund receives the net asset value to invest for your account.

     The sales charge varies depending on the amount of your purchase. A portion of the sales  charge may be retained by the  Distributor  or  allocated  to your dealer as concession.  The Distributor  reserves the right to reallow the entire concession to dealers.  The current sales charge rates and  concessions  paid to dealers and brokers are as follows:

  ------------------------------------ ------------------------ ------------------------- -------------------------
  Amount of Purchase                   Front-End Sales          Front-End Sales
                                       Charge As a              Charge As a               Concession As
                                       Percentage of            Percentage of Net         Percentage of
                                       Offering Price           Amount Invested           Offering Price
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  Less than $50,000                             4.75%                    4.98%                     4.00%
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $50,000 or more but                           4.50%                    4.71%                     4.00%
  less than $100,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $100,000 or more but                          3.50%                    3.63%                     3.00%
  less than $250,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $250,000 or more but                          2.50%                    2.56%                     2.25%
  less than $500,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $500,000 or more but                          2.00%                    2.04%                     1.80%
  less than $1 million
  ------------------------------------ ------------------------ ------------------------- -------------------------

     SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS.  Appendix C to the Statement
     of Additional  Information  details the  conditions for the waiver of sales charges that apply in certain cases and the special sales charge rates that apply to  purchases  of shares of the Fund by certain  groups,  or in other special types of transactions.  To receive a waiver or special sales charge rate,  you must  advise  the  Distributor  when  purchasing  shares  or the
     Transfer Agent when redeeming shares that a special condition applies.

     Can You Reduce Class A Sales  Charges?  You and your spouse may be eligible to buy Class A shares of the Fund at reduced  sales  charge rates set forth in the table above under the Fund's "Right of Accumulation" or a "Letter of
     Intent." The Fund reserves the right to modify or to cease  offering  these programs at any time.

     o Right of Accumulation. To reduce the Class A front-end sales charge under the rates in the table above that apply to larger purchases, you can add to the amount of your  current  purchase  the value of  investments  currently being  made by you and  your  spouse  (or  previously  made by you and your spouse and still  held) in Class A and Class B shares of the Fund and other
     Oppenheimer  funds (a list is in the  Statement of  Additional  Information under "How to Buy Shares - The  Oppenheimer  Funds").  You may not  include
     Class A shares of Oppenheimer  Money Market Fund, Inc. or Oppenheimer  Cash
     Reserves  on which  you did not pay a sales  charge  for this  purpose.  In totaling  your  holdings,  you may  count  shares  held in your  individual accounts  (including IRAs and 403(b) plans),  your joint accounts with your spouse,  or accounts you or your spouse hold as trustees or  custodians  on behalf of your  children who are minors.  A fiduciary  can count all shares purchased  for a  trust,  estate  or  other  fiduciary  account  (including employee  benefit plans for the same employer) that has multiple  accounts.
     To  qualify  for  this  Right of  Accumulation,  if you are  buying  shares directly  from the Fund you must  inform  the  Fund's  Distributor  of your eligibility  and holdings at the time of your  purchase.  If you are buying
     shares   through  your   financial   intermediary   you  must  notify  your
     intermediary of your eligibility for this Right of Accumulation at the time of your purchase.

     To count  shares of  eligible  Oppenheimer  funds held in accounts at other intermediaries  under this Right of  Accumulation,  you may be requested to provide the Distributor or your current intermediary  (depending on the way you are buying your shares) a copy of each account  statement  showing your current holdings of the Fund or other eligible Oppenheimer funds, including statements for accounts held by you and your spouse or in retirement  plans or trust or custodial  accounts for minor children as described  above. The
     Distributor  or  intermediary  through  which you are  buying  shares  will combine the value of all your eligible  Oppenheimer  fund accounts based on the current offering price per share to determine what Class A sales charge breakpoints you may qualify for on your current purchase.

     o Letters of Intent. You may also reduce the Class A front-end sales charge on  current  purchases  of shares of the Fund  under the rates in the table above by  submitting  a Letter of Intent  to the  Distributor.  A Letter of
     Intent is a written  statement of your intention to purchase Class A and/or
     Class B shares of the Fund (and  other  Oppenheimer  funds  except  Class A shares of Oppenheimer Money Market Fund and Oppenheimer Cash Reserves) over a 13-month period.  The total amount of your intended  purchases of Class A and Class B shares will  determine  the reduced sales charge rate that will apply to Class A shares of the Fund purchased  during that period.  You can include  purchases  made  up to 90 days  before  the  date  of the  Letter.
     Submitting  a Letter  of  Intent  does not  obligate  you to  purchase  the specified amount of shares. You can also apply the Right of Accumulation to these purchases.

     If you do not complete the Letter of Intent, the front-end sales charge you paid on your purchases will be  recalculated to reflect the actual value of shares you  purchased.  A certain  portion of your  shares  will be held in escrow by the Fund's Transfer Agent for this purpose.  Please refer to "How to Buy Shares - Letters of Intent" in the Fund's  Statement  of  Additional
     Information for more complete information.

          Other Special Sales Charge Arrangements and Waivers.  The Fund and the
          Distributor  offer  other  opportunities  to purchase  shares  without front-end or  contingent  deferred  sales  charges  under the programs described  below.  The Fund reserves the right to amend or discontinue these programs at any time without prior notice.

          o Dividend Reinvestment.  Dividends and/or capital gains distributions received by a shareholder from the Fund may be reinvested in shares of the Fund or any of the other  Oppenheimer  funds without sales charge, at the net asset  value per share in effect on the payable  date.  You must  notify the  Transfer  Agent in writing to elect this  option and must have an existing account in the fund selected for reinvestment.

          o Exchanges of Shares.  Shares of the Fund may be exchanged for shares of certain other Oppenheimer funds at net asset value per share at the time of exchange,  without sales charge, and shares of the Fund can be purchased by exchange of shares of certain other  Oppenheimer funds on the same  basis.  Please  refer to "How to  Exchange  Shares"  in this
          Prospectus  and in the  Statement of Additional  Information  for more details,  including  a  discussion  of  circumstances  in which  sales charges may apply on exchanges.

          o Reinvestment Privilege. Within six months of a redemption of certain
          Class A and Class B shares,  the proceeds may be reinvested in Class A shares of the Fund without sales  charge.  This  privilege  applies to redemptions  of Class A shares that were  subject to an initial  sales charge or Class A or Class B shares that were  subject to a contingent deferred  sales  charge  when  redeemed.  The  investor  must  ask the
          Transfer Agent for that privilege at the time of reinvestment and must identify the account from which the redemption was made.

          o Other Special  Reductions and Waivers.  The Fund and the Distributor
          offer additional  arrangements to reduce or eliminate  front-end sales charges or to waive  contingent  deferred  sales  charges  for certain types of transactions and for certain classes of investors  (primarily retirement  plans that purchase shares in special programs through the
          Distributor).  These are described in greater  detail in Appendix C to the Statement of Additional  Information,  which is also  available on the OppenheimerFunds website, at  www.oppenheimerfunds.com  (under the hyperlinks  "Access Accounts and Services - Investor Service Center").
          To receive a waiver or special sales charge rate under these programs,
          the  purchaser  must  notify  the   Distributor  (or  other  financial
          intermediary  through which shares are being purchased) at the time of purchase or notify the  Transfer  Agent with at the time of  redeeming shares for those  waivers  that  apply to  contingent  deferred  sales charges.

          Class A Contingent  Deferred  Sales Charge.  There is no initial sales charge  on  purchases  of  Class  A  shares  of any one or more of the
          Oppenheimer funds aggregating $1 million or more. The Distributor pays dealers of record concessions in an amount equal to 0.50% of purchases of $1 million or more (other than purchases by retirement plans, which are not permitted in the Fund).  That  concession  will not be paid on purchases of shares by exchange or that were  previously  subject to a front-end sales charge and dealer concession.

          If you redeem any of those shares within an 18 month "holding  period"
          measured from the beginning of the calendar month of their purchase, a contingent  deferred  sales  charge  (called  the "Class A  contingent deferred sales charge") may be deducted from the redemption  proceeds.
          That sales charge will be equal to 1.0% of the lesser of:

          o the aggregate net asset value of the redeemed  shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions); or

          o the original net asset value of the redeemed shares.

          The Class A  contingent  deferred  sales  charge  will not  exceed the aggregate  amount  of the  concessions  the  Distributor  paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made  that  were  subject  to the Class A  contingent  deferred  sales charge.

          HOW CAN YOU BUY CLASS B SHARES?  Class B shares  are sold at net asset value per share without an initial sales charge.  However,  if Class B shares  are  redeemed  within  six  years  from the  beginning  of the calendar month of their purchase,  a contingent  deferred sales charge will be deducted from the redemption proceeds.  The Class B contingent deferred  sales charge is paid to compensate the  Distributor  for its expenses  of  providing  distribution-related  services to the Fund in connection with the sale of Class B shares.

     The amount of the  contingent  deferred  sales  charge  will  depend on the number  of years  since you  invested  and the  dollar  amount  being  redeemed, according to the following  schedule for the Class B contingent  deferred  sales charge holding period:

Years Since Beginning of Month in Which Purchase Order      Contingent Deferred Sales Charge on Redemptions in That
was Accepted                                                Year (As % of Amount Subject to Charge)

----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
0 - 1                                                       5.0%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
1 - 2                                                       4.0%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
2 - 3                                                       3.0%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
3 - 4                                                       3.0%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
4 - 5                                                       2.0%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
5 - 6                                                       1.0%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
More than 6                                                 None
----------------------------------------------------------- ---------------------------------------------------------
          In  the  table,  a  "year"  is a  12-month  period.  In  applying  the contingent deferred sales charge, all purchases are considered to have been made on the first regular  business day of the month in which the purchase was made.

          Automatic  Conversion of Class B Shares.  Class B shares automatically convert  to Class A shares 72 months  after you  purchase  them.  This conversion  feature  relieves Class B shareholders  of the asset-based sales  charge  that  applies  to  Class B  shares  under  the  Class B
          Distribution  and Service Plan,  described  below.  The  conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert,  any other Class B shares that were  acquired by  reinvesting dividends and  distributions on the converted shares will also convert to Class A shares.  For further  information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of
          Additional Information.

          How Can you Buy Class C Shares?  Class C shares  are sold at net asset value per share without an initial sales charge.  However,  if Class C shares  are  redeemed  within a holding  period of 12 months  from the beginning  of the  calendar  month of  their  purchase,  a  contingent deferred  sales  charge of 1.0% will be deducted  from the  redemption proceeds.  The Class C  contingent  deferred  sales  charge is paid to
          compensate   the   Distributor   for   its   expenses   of   providing
          distribution-related  services to the Fund in connection with the sale of Class C shares.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

          Service  Plan for Class A Shares.  The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs  incurred  for services  provided to accounts  that hold Class A shares.  Reimbursement  is made  quarterly  at an annual rate of up to
          0.25% of the average  annual net assets of Class A shares of the Fund.
          The  Distributor  currently  uses  all of those  fees to pay  dealers,
          brokers,   banks  and  other  financial   institutions  quarterly  for
          providing  personal  service  and  maintenance  of  accounts  of their customers that hold Class A shares.

          Distribution  and  Service  Plans for Class B and Class C Shares.  The
          Fund has adopted  Distribution and Service Plans for Class B and Class
          C  shares  to pay  the  Distributor  for its  services  and  costs  in distributing Class B and Class C shares and servicing accounts.  Under the plans, the Fund pays the Distributor an annual  asset-based  sales charge of 0.75% per year on Class B shares and on Class C shares.  The
          Distributor  also receives a service fee of up to 0.25% per year under each plan.

          The  asset-based  sales charge and service fees  increase  Class B and
          Class C expenses by 1.00% of the net assets per year of the respective class.  Because  these  fees are paid out of the  Fund's  assets on an ongoing  basis,  over time these fees will  increase  the cost of your investment and may cost you more than other types of sales charges.

          The  Distributor  uses the  service  fees to  compensate  dealers  for providing  personal services for accounts that hold Class B or Class C shares.  The  Distributor  normally  pays the  0.25%  service  fees to dealers in advance for the first year after the shares are sold by the dealer.  After the shares have been held for a year,  the  Distributor pays the service fees to dealers on a quarterly basis.

          The  Distributor  currently  pays a sales  concession  of 3.75% of the purchase  price of Class B shares to dealers from its own resources at the time of sale.  Including the advance of the service fee, the total amount  paid by the  Distributor  to the dealer at the time of sale of
          Class  B  shares  is  therefore  4.00%  of  the  purchase  price.  The
          Distributor normally retains the Class B asset-based sales charge. See the Statement of Additional Information for exceptions.

          The  Distributor  currently  pays a sales  concession  of 0.75% of the purchase  price of Class C shares to dealers from its own resources at the time of sale.  Including the advance of the service fee, the total amount  paid by the  Distributor  to the dealer at the time of sale of
          Class  C  shares  is  therefore  1.00%  of  the  purchase  price.  The
          Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been  outstanding for a year or more.  The  Distributor  normally  retains the Class C  asset-based sales charge during the first year after Class C shares are purchased.
          See the Statement of Additional Information for exceptions.

          Under certain circumstances, the Distributor will pay the full Class B or Class C asset-based  sales charge and the service fee to the dealer beginning  in the first year after  purchase of such shares in lieu of paying the dealer the sales  concession  and the  advance of the first year's  service  fee at the time of  purchase,  if there is a  special
          agreement   between   the  dealer  and  the   Distributor.   In  those
          circumstances, the sales concession will not be paid to the dealer.

          In  addition,  the Manager and the  Distributor  may make  substantial payments  to dealers or other  financial  intermediaries  and  service providers for distribution  and/or shareholder  servicing  activities, out of their own  resources,  including  the profits from the advisory
          fees   the   Manager   receives   from   the   Fund.   Some  of  these
          distribution-related  payments  may be made to  dealers  or  financial intermediaries for marketing,  promotional or related expenses;  these
          payments  are  often  referred  to  as  "revenue   sharing."  In  some
          circumstances,  those types of payments may create an incentive  for a dealer or financial  intermediary or its  representatives to recommend or  offer  shares  of the  Fund  or  other  Oppenheimer  funds  to its customers.  You should ask your dealer or financial  intermediary  for more details about any such payments it receives.

Special Investor Services

          ACCOUNTLINK.  You can use our  AccountLink  feature  to link your Fund account with an account at a U.S. bank or other financial institution.
          It must be an Automated Clearing House (ACH) member.  AccountLink lets you:

     o transmit funds  electronically to purchase shares by telephone (through a service  representative  or by  PhoneLink)  or  automatically  under  Asset
     Builder Plans, or

     o have the Transfer Agent send  redemption  proceeds or transmit  dividends and distributions  directly to your bank account.  Please call the Transfer
     Agent for more information.

     You may  purchase  shares by  telephone  only after your  account  has been established.  To purchase  shares in amounts up to $250,000  through a telephone representative,  call the Distributor at  1.800.225.5677.  The purchase  payment will be debited from your bank account.

     AccountLink  privileges  should be  requested on your  Application  or your dealer's settlement  instructions if you buy your shares through a dealer. After your account is established,  you can request AccountLink  privileges by sending signature-guaranteed  instructions  and  proper  documentation  to the  Transfer
Agent.  AccountLink  privileges  will  apply to each  shareholder  listed in the registration on your account as well as to your dealer  representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change  of  bank  account  information  must  be  made  by  signature-guaranteed instructions  to the  Transfer  Agent  signed  by all  shareholders  who own the account.

          PHONELINK.  PhoneLink  is  the  OppenheimerFunds  automated  telephone system  that  enables  shareholders  to  perform a number  of  account transactions  automatically using a touch-tone phone. PhoneLink may be used on already-established  Fund accounts after you obtain a Personal
          Identification   Number  (PIN),  by  calling  the  PhoneLink   number,
          1.800.225.5677.

          Purchasing  Shares.  You may purchase shares in amounts up to $100,000 by  phone,  by  calling  1.800.225.5677.  You  must  have  established
          AccountLink  privileges to link your bank account with the Fund to pay for these purchases.

          Exchanging  Shares.  With  the  OppenheimerFunds  Exchange  Privilege,
          described below,  you can exchange shares  automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.

          Selling Shares.  You can redeem shares by telephone  automatically  by calling  the  PhoneLink  number  and the Fund will  send the  proceeds directly to your  AccountLink  bank  account.  Please refer to "How to
          Sell Shares," below for details.

          CAN YOU SUBMIT TRANSACTION  REQUESTS BY FAX? You may send requests for certain  types of account  transactions  to the Transfer  Agent by fax
          (telecopier).  Please call  1.800.225.5677 for information about which transactions may be handled this way.  Transaction  requests submitted by fax are subject to the same rules and  restrictions  as written and telephone requests described in this Prospectus.

          OPPENHEIMERFUNDS  INTERNET WEBSITE.  You can obtain  information about the Fund,  as well as your account  balance,  on the  OppenheimerFunds
          Internet   website,   at    www.oppenheimerfunds.com.    Additionally,
          shareholders  listed in the  account  registration  (and the dealer of record) may request  certain  account  transactions  through a special section of that website.  To perform  account  transactions  or obtain account  information  online,  you must first  obtain a user I.D.  and password on that website.  If you do not want to have Internet account transaction  capability  for your  account,  please call the  Transfer
          Agent at 1.800.225.5677.  At times, the website may be inaccessible or its transaction features may be unavailable.

          AUTOMATIC  WITHDRAWAL AND EXCHANGE  PLANS.  The Fund has several plans that  enable you to sell  shares  automatically  or  exchange  them to another  OppenheimerFunds  account on a regular basis. Please call the
          Transfer Agent or consult the Statement of Additional  Information for details.

How to Sell Shares

          You  can  sell  (redeem)  some or all of your  shares  on any  regular business  day.  Your  shares  will be sold at the next net asset value calculated  after your order is received  in proper form (which  means that it must  comply  with  the  procedures  described  below)  and is accepted by the Transfer Agent.  The Fund lets you sell your shares by writing a letter, by using the Fund's  checkwriting  privilege,  or by telephone.  You can also set up Automatic  Withdrawal  Plans to redeem shares on a regular basis.  If you have  questions  about any of these procedures,  and  especially if you are redeeming  shares in a special situation,  such as due to the  death of the  owner,  please  call the
          Transfer Agent first, at 1.800.225.5677, for assistance.

          Certain Requests Require a Signature Guarantee. To protect you and the
          Fund from fraud, the following  redemption requests must be in writing and must include a signature  guarantee  (although  there may be other situations that also require a signature guarantee):

          o You wish to redeem more than $100,000 and receive a check.

          o The redemption  check is not payable to all  shareholders  listed on the account statement.

          o The  redemption  check is not sent to the  address of record on your account statement.

          o Shares are being  transferred  to a Fund  account  with a  different owner or name.

          o Shares are being  redeemed by someone  (such as an  Executor)  other than the owners.

          Where Can You Have Your Signature Guaranteed?  The Transfer Agent will accept  a  guarantee  of  your  signature  by a  number  of  financial institutions, including:

          o a U.S. bank, trust company, credit union or savings association,

          o a foreign bank that has a U.S. correspondent bank,

          o  a  U.S.  registered  dealer  or  broker  in  securities,  municipal securities or government securities, or

          o  a  U.S.  national  securities  exchange,  a  registered  securities association or a clearing agency.

     If you are  signing  on  behalf  of a  corporation,  partnership  or  other business or as a fiduciary, you must also include your title in the signature.

          Checkwriting.  To write checks against your Fund account, request that privilege on your account  application,  or contact the Transfer Agent for signature cards. They must be signed (with a signature  guarantee)
          by all owners of the account and  returned  to the  Transfer  Agent so that  checks  can be  sent  to you to  use.  Shareholders  with  joint accounts  can elect in writing to have checks paid over the  signature of one owner.  If you previously  signed a signature card to establish checkwriting in another  Oppenheimer fund, simply call  1.800.225.5677 to  request  checkwriting  for an  account  in this Fund with the same registration as the other account.

          o Checks can be written to the order of whomever you wish, but may not be cashed at the bank the  checks  are  payable  through or the Fund's custodian bank.

          o  Checkwriting  privileges  are not  available  for accounts  holding shares that are subject to a contingent deferred sales charge.

          o Checks must be written for at least $500.  Checks  written below the stated amount on the check will not be accepted.  However, if you have existing checks indicating a $100 minimum,  you may still use them for amounts of $100 or more.

          o Checks cannot be paid if they are written for more than your account value.  Remember,  your shares  fluctuate  in value and you should not write a check close to the total account value.

          o You may not  write a check  that  would  require  the Fund to redeem shares that were  purchased by check or Asset  Builder  Plan  payments within the prior 10 days.

          o Don't use your checks if you changed your Fund account number, until you receive new checks.

HOW DO you SELL SHARES BY MAIL? Write a letter of instruction that includes:
     o   Your name,

     o   The Fund's name,

     o   Your Fund account number (from your account statement),

     o   The dollar amount or number of shares to be redeemed,

     o   Any special payment instructions,

     o   Any share certificates for the shares you are selling,

     o   The signatures of all registered owners exactly as the account is registered, and

     o   Any special documents requested by the Transfer Agent to assure proper '
         authorization of the person

         asking to sell the shares.

Use the following address for                Send courier or express mail
requests by mail:                            requests to:
OppenheimerFunds Services                    OppenheimerFunds Services
P.O. Box 5270                                10200 E. Girard Avenue, Building D
Denver, Colorado 80217                       Denver, Colorado 80231

          HOW  DO  you  SELL   SHARES  BY   TELEPHONE?   You  and  your   dealer
          representative  of record may also sell your shares by  telephone.  To receive  the  redemption  price  calculated  on a  particular  regular business day, your call must be received by the Transfer  Agent by the close of the Exchange that day,  which is normally 4:00 P.M.,  but may be  earlier  on some days.  You may not  redeem  shares  under a share certificate by telephone.

          o To redeem shares through a service  representative  or automatically on PhoneLink, call 1.800.225.5677.

          Whichever  method you use, you may have a check sent to the address on the account  statement,  or, if you have  linked your Fund  account to your bank account on  AccountLink,  you may have the proceeds  sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?

          Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any  seven-day  period.  The check must be payable to all owners of record of the shares and must be sent to the  address on the account  statement.  This service is not  available  within 30 days of changing the address on an account.

          Telephone Redemptions Through AccountLink.  There are no dollar limits on telephone  redemption  proceeds  sent to a bank account  designated when you establish AccountLink. Normally the ACH transfer to your bank is  initiated on the  business  day after the  redemption.  You do not receive  dividends on the  proceeds of the shares you  redeemed  while they are waiting to be transferred.

          CAN YOU SELL SHARES  THROUGH your  DEALER?  The  Distributor  has made arrangements  to  repurchase  Fund shares from  dealers and brokers on behalf of their  customers.  Brokers  or  dealers  may charge for that service.  If your shares are held in the name of your dealer, you must redeem them through your dealer.

          HOW  CONTINGENT  DEFERRED  SALES CHARGES  AFFECT  REDEMPTIONS.  If you
          purchase  shares  subject to a Class A, Class B or Class C  contingent deferred  sales  charge  and  redeem  any of those  shares  during the applicable  holding  period  for the class of shares,  the  contingent deferred  sales charge will be deducted from the  redemption  proceeds
          (unless you are  eligible  for a waiver of that sales  charge based on the  categories  listed in Appendix C to the  Statement of  Additional
          Information and you advise the Transfer Agent of your  eligibility for the waiver when you place your redemption request.)

     A contingent  deferred  sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. A contingent deferred sales charge is not imposed on:

          o the amount of your account value  represented  by an increase in net asset value over the initial purchase price,

          o shares  purchased by the  reinvestment of dividends or capital gains distributions, or

          o shares redeemed in the special circumstances described in Appendix C to the Statement of Additional Information.

     To  determine  whether a  contingent  deferred  sales  charge  applies to a redemption, the Fund redeems shares in the following order:

          1. shares  acquired by  reinvestment  of dividends  and capital  gains distributions,

          2. shares held for the holding period that applies to the class, and

          3. shares held the longest during the holding period.

     Contingent  deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the  applicable  contingent  deferred sales charge  holding  period,  the holding period will carry over to the fund whose shares you acquire.  Similarly, if you acquire shares of this Fund by exchanging  shares of another  Oppenheimer fund that are still  subject  to a  contingent  deferred  sales  charge  holding period, that holding period will carry over to this Fund.

How to Exchange Shares

To exchange shares, you must meet several conditions:

          o Shares of the fund  selected for exchange must be available for sale in your state of residence.

          o The prospectuses of both funds must offer the exchange privilege.

          o You must hold the shares you buy when you establish your account for at least seven days before you can

         exchange them. After the account is open seven days, you can exchange shares any regular business day.

          o You must meet the minimum  purchase  requirements for the fund whose shares you purchase by exchange.

          o  Before  exchanging  into a fund,  you  must  obtain  and  read  its prospectus.

     Shares of a particular  class of the Fund may be exchanged  only for shares of the same class in the other Oppenheimer funds. For example,  you can exchange
Class A shares of this Fund only for  Class A shares of  another  fund.  In some cases, sales charges may be imposed on exchange transactions.  For tax purposes, exchanges  of  shares  involve  a sale of the  shares  of the fund you own and a purchase of the shares of the other fund,  which may result in a capital gain or loss.  Please refer to "How to Exchange  Shares" in the  Statement of Additional
Information for more details.

     You can find a list of Oppenheimer funds currently  available for exchanges in the  Statement of Additional  Information  or obtain one by calling a service representative at 1.800.225.5677. That list can change from time to time.

          HOW DO you SUBMIT  EXCHANGE  REQUESTS?  Exchanges  may be requested in writing  or  by  telephone:

     Written  Exchange  Requests.  Submit an  OppenheimerFunds  Exchange Request
     form, signed by all owners of the account. Send it to the Transfer Agent at the address on the back cover.  Exchanges of shares held under certificates cannot be processed  unless the Transfer  Agent  receives the  certificates with the request.

     Telephone Exchange Requests. Telephone exchange requests may be made either by calling a service  representative  or by using  PhoneLink  for automated exchanges by calling  1.800.225.5677.  Telephone exchanges may be made only between  accounts  that are  registered  with the same name(s) and address.
     Shares held under certificates may not be exchanged by telephone.

          ARE  THERE  LIMITATIONS  ON  EXCHANGES?  There  are  certain  exchange policies you should be aware of:

          o Shares are redeemed  from one fund and are normally  purchased  from the other fund in the same  transaction  on the same regular  business day on which  the  Transfer  Agent or its agent  (such as a  financial intermediary  holding  the  investor's  shares in an omnibus  account)
          receives an exchange  request that conforms to the policies  described above. It must be received by the close of The New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days.
          The Transfer  Agent may delay the  reinvestment  of the proceeds of an exchange up to seven days if it determines in its  discretion  that an earlier  transmittal of the redemption  proceeds to the receiving fund would be detrimental to the Fund from which the exchange is made or to the receiving fund.

          o The interests of the Fund's  shareholders  and the Fund's ability to manage its investments  may be adversely  affected when its shares are repeatedly  exchanged  over the short term.  When large dollar amounts are involved,  the Fund's  implementation of its investment strategies may be  negatively  affected or the Fund might have to raise or retain more cash than the portfolio  manager would normally  retain,  to meet unanticipated  redemptions.  Frequent exchange activity also may force the Fund to sell  portfolio  securities  at  disadvantageous  times to raise the cash needed to meet those exchange  requests.  These factors might  hurt the Fund's  performance.  When the  Transfer  Agent in its discretion believes frequent trading activity by any person,  group or account would have a disruptive effect on the Fund's ability to manage its  investments,  the Fund and the Transfer Agent may reject purchase orders  and/or  exchanges  into the  Fund.  The  history  of  exchange activity  in all  accounts  known  by the  Transfer  Agent to be under common  ownership or control within the Oppenheimer  funds complex may be  considered  by the Transfer  Agent,  with respect to the review of exchanges  involving  this  Fund  as  part  of  the  Transfer  Agent's procedures  to  detect  and deter  excessive  exchange  activity.  The
          Transfer  Agent may permit  exchanges that it believes in the exercise of its judgment are not  disruptive.  The Transfer  Agent might not be able to detect frequent exchange activity  conducted by the underlying owners of shares held in omnibus accounts,  and therefore might not be able to  effectively  prevent  frequent  exchange  activity  in  those accounts. There is no guarantee that the Transfer Agent's controls and procedures  will be  successful  to identify  investors  who engage in excessive trading activity or to curtail that activity.

          As stated above, the Fund permits dealers or financial  intermediaries to submit exchange  requests on behalf of their customers  (unless the customer has revoked that  authority).  The Manager,  the  Distributor and/or the Transfer  Agent have  agreements  with a limited  number of broker-dealers  and  investment  advisers  permitting  them to  submit exchange  orders  in bulk on behalf of their  clients,  provided  that those  broker-dealers  or  advisers  agree  to  restrictions  on their exchange activity (which are more stringent than the restrictions that apply to other  shareholders).  Those restrictions include limitations on the funds available for exchanges,  the requirement to give advance notice of exchanges to the Transfer Agent, and limits on the amount of client assets that may be invested in a particular  fund. The Fund and its  Transfer  Agent may  restrict  or refuse bulk  exchange  requests submitted by a financial  intermediary  on behalf of a large number of accounts (including pursuant to the arrangements  described above) if, in the Transfer  Agent's judgment  exercised in its discretion,  those
          exchanges   would  be  disruptive  to  either  fund  in  the  exchange transaction.

          o The Fund may amend,  suspend or terminate the exchange  privilege at any time.  The Fund may refuse any exchange order and is currently not obligated to provide notice before rejecting an exchange order.

          o If the  Transfer  Agent  cannot  exchange all the shares you request because of a  restriction  cited above,  only the shares  eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

          More information  about the Fund's policies and procedures for buying, selling  and  exchanging  shares  is  contained  in the  Statement  of
          Additional Information.

          A $12 annual  "Minimum  Balance  Fee" is assessed on each Fund account with a value of less than $500. The fee is automatically deducted from each applicable  Fund account  annually on or about the second to last
          "regular  business day" of September.  See the Statement of Additional
          Information  (shareholders may visit the OppenheimerFunds  website) to learn how you can avoid  this fee and for  circumstances  under  which this fee will not be assessed.

          The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended  by the Board of Trustees at any time the Board  believes it is in the Fund's best interest to do so.

          Telephone  transaction   privileges  for  purchases,   redemptions  or
          exchanges may be modified,  suspended or terminated by the Fund at any time.  The Fund will provide you notice  whenever it is required to do so by applicable law. If an account has more than one owner,  the Fund and the Transfer Agent may rely on the  instructions of any one owner.
          Telephone privileges apply to each owner of the account and the dealer representative  of record for the account  unless the  Transfer  Agent receives cancellation instructions from an owner of the account.

          The  Transfer  Agent will  record any  telephone  calls to verify data concerning  transactions  and has adopted other  procedures to confirm that  telephone  instructions  are genuine,  by  requiring  callers to provide tax identification  numbers and other account data or by using
          PINs, and by confirming  such  transactions  in writing.  The Transfer
          Agent and the Fund will not be liable for losses or  expenses  arising out of telephone instructions reasonably believed to be genuine.

          Redemption or transfer requests will not be honored until the Transfer
          Agent  receives  all required  documents in proper form.  From time to time,  the Transfer  Agent in its  discretion may waive certain of the requirements for redemptions stated in this Prospectus.

          Dealers  that  perform  account  transactions  for  their  clients  by participating in NETWORKING through the National  Securities  Clearing
          Corporation are responsible for obtaining their clients' permission to perform those  transactions,  and are responsible to their clients who are  shareholders  of the Fund if the dealer  performs any transaction erroneously or improperly.

          The redemption  price for shares will vary from day to day because the value  of the  securities  in the  Fund's  portfolio  fluctuates.  The redemption  price,  which  is the net  asset  value  per  share,  will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.

          Payment  for  redeemed  shares  ordinarily  is  made  in  cash.  It is forwarded by check,  or through  AccountLink  or by Federal Funds wire
          (as elected by the  shareholder)  within seven days after the Transfer
          Agent receives redemption  instructions in proper form. However, under unusual  circumstances  determined  by  the  Securities  and  Exchange
          Commission,   payment  may  be  delayed  or  suspended.  For  accounts
          registered  in the name of a  broker-dealer,  payment will normally be forwarded within three business days after redemption.

          The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared.  That delay may be as much as 10 days from the date the shares  were  purchased.  That delay may be  avoided  if you  purchase  shares  by  Federal  Funds  wire or certified  check,  or arrange  with your bank to provide  telephone or written assurance to the Transfer Agent that your purchase payment has cleared.

          Involuntary  redemptions  of small accounts may be made by the Fund if the account  value has fallen  below $200 for  reasons  other than the fact that the  market  value of shares  has  dropped.  In some  cases, involuntary  redemptions  may be made to  repay  the  Distributor  for losses from the cancellation of share purchase orders.

          Shares may be "redeemed in kind" under unusual  circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's  portfolio.  If the Fund  redeems your shares in kind, you may bear  transaction  costs and will bear market risks until such time as such securities are converted into cash.

          Federal  regulations  may require  the Fund to obtain your name,  your date of birth (for a natural person),  your residential street address or  principal  place of  business  and your  Social  Security  Number,
          Employer    Identification   Number   or   other   government   issued
          identification when you open an account. Additional information may be required in certain  circumstances or to open corporate accounts.  The
          Fund or the  Transfer  Agent may use this  information  to  attempt to verify your identity. The Fund may not be able to establish an account if the necessary information is not received.  The Fund may also place limits  on  account  transactions  while  it  is  in  the  process  of attempting  to  verify  your  identity.  Additionally,  if the Fund is unable to verify your identity after your account is established,  the
          Fund may be required to redeem your shares and close your account.

          "Backup  withholding"  of federal  income  tax may be applied  against taxable dividends,  distributions and redemption  proceeds  (including exchanges)  if you fail to furnish  the Fund your  correct,  certified
          Social Security or Employer  Identification  Number when you sign your application,  or if you  under-report  your  income  to  the  Internal
          Revenue Service.

          To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each  prospectus,  annual  and  semi-annual report and annual notice of the Fund's privacy policy to  shareholders having  the same last name and  address  on the  Fund's  records.  The consolidation  of these mailings,  called  householding,  benefits the
          Fund through reduced mailing expense.

          If you want to receive  multiple  copies of these  materials,  you may call the  Transfer  Agent at  1.800.225.5677.  You may also notify the
          Transfer Agent in writing. Individual copies of prospectuses,  reports and privacy  notices will be sent to you  commencing 30 days after the
          Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

          DIVIDENDS.  The Fund intends to declare dividends  separately for each class  of  shares  from  net  tax-exempt  income  and/or  net  taxable investment income each regular business day and to pay those dividends to  shareholders  monthly on a date selected by the Board of Trustees.
          Daily dividends will not be declared or paid on newly-purchased shares until  Federal  Funds  are  available  to the Fund  from the  purchase payment for such shares.

     The Fund attempts to pay  dividends on Class A shares at a constant  level.
There is no  assurance  that it will be able to do so. The Board of Trustees may change  the  targeted  dividend  level at any  time,  without  prior  notice  to shareholders.  The amount of those dividends and any other distributions paid on other classes of shares may vary over time, depending on market conditions,  the composition of the Fund's portfolio,  and expenses borne by the particular class of  shares.  Dividends  and  other  distributions  paid on Class A  shares  will generally  be higher  than  dividends  for  Class B and  Class C  shares,  which normally have higher  expenses than Class A. The Fund cannot  guarantee  that it will pay any dividends or other distributions.

          Capital Gains.  Although the Fund does not seek capital gains,  it may realize capital gains on the sale of portfolio securities. If it does, it may  make  distributions  out of any net  short-term  or  long-term capital gains in December of each year. The Fund may make supplemental distributions  of dividends and capital gains following the end of its fiscal  year.  There  can be no  assurance  that the Fund will pay any capital gains  distributions in a particular year.  Long-term  capital gains will be separately  identified in the tax  information  the Fund sends you after the end of the calendar year.

          WHAT CHOICES DO YOU HAVE FOR  RECEIVING  DISTRIBUTIONS?  When you open your account, specify on your application how you want to receive your dividends  and  distributions.  You have four  options:

     Reinvest  All  Distributions  in the Fund.  You can elect to  reinvest  all dividends and capital gains distributions in additional shares of the Fund.

     Reinvest  Dividends  or  Capital  Gains.  You can  elect to  reinvest  some distributions  (dividends,  short-term  capital gains or long-term  capital gains  distributions)  in the  Fund  while  receiving  the  other  types of distributions  by check or having  them sent to your bank  account  through
     AccountLink.

     Receive All Distributions in Cash. You can elect to receive a check for all dividends  and capital gains  distributions  or have them sent to your bank
     through    AccountLink.

     Reinvest Your Distributions in Another  OppenheimerFunds  Account.  You can
     reinvest  all  distributions  in  the  same  class  of  shares  of  another
     OppenheimerFunds account you have established.

          Taxes. Dividends paid from net investment income earned by the Fund on municipal  securities will be excludable from gross income for federal income tax  purposes.  All or a portion of the  dividends  paid by the
          Fund that are derived from interest paid on certain "private  activity bonds"  may be an item of tax  preference  if you are  subject  to the federal alternative minimum tax.

     Dividends and capital gains distributions may be subject to federal,  state or local taxes. Any short-term  capital gain distributions are taxable to you as ordinary income.  Any long-term capital gain distributions are taxable to you as long-term  capital gains,  no matter how long you have owned shares in the Fund.
The Fund may derive gains in part from municipal  obligations the Fund purchased below their  principal or face  values.  All, or a portion of these gains may be taxable to you as  ordinary  income  rather  than  capital  gains.  Whether  you reinvest your  distributions in additional  shares or take them in cash, the tax treatment is the same.

     Exempt-interest  dividends earned by residents of California  should not be subject to federal, state, or local income taxes. For State purposes,  dividends paid by the Fund will  generally  be exempt,  if at the close of each quarter at least 50% of the value of the Fund's  assets are  invested  in debt  obligations that pay interest exempt from California individual income taxes. The portion of the Fund's dividends that are attributable to income earned on other obligations
(not  California  municipal  securities)  will normally be subject to California personal income tax.

     Every  year the Fund  will  send you and the IRS a  statement  showing  the amount of any taxable  distribution  you received in the previous year. The Fund will also send you a separate statement summarizing the total distributions paid by the Fund.

     The Fund intends each year to qualify as a "regulated  investment  company"
under the Internal  Revenue  Code,  but  reserves  the right not to qualify.  It qualified  during its last fiscal  year.  The Fund,  as a  regulated  investment company,  will not be  subject  to Federal  income  taxes on any of its  income, provided that it satisfies  certain  income,  diversification  and  distribution requirements.

          Remember, There May be Taxes on Transactions. Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received  when you sold them. Any capital gain is subject to capital gains tax.

          Returns of Capital Can Occur. In certain cases,  distributions made by the  Fund  may be  considered  a  non-taxable  return  of  capital  to shareholders.  If that  occurs,  it will be  identified  in notices to shareholders

     This  information is only a summary of certain federal and state income tax information  about your  investment.  You should  consult  with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

          The Financial Highlights Table is presented to help you understand the
          Fund's financial  performance for the past five fiscal years.  Certain information  reflects  financial  results for a single Fund share. The total returns in the table  represent the rate that an investor  would have  earned  (or  lost)  on  an  investment  in  the  Fund  (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP,  the Fund's  independent  registered  public accounting  firm,  whose  report,  along  with  the  Fund's  financial statements,  is included in the Statement of  Additional  Information, which is available on request.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A   YEAR ENDED JULY 31,                            2004          2003        2002        2001         2000
-------------------------------------------------------------------------------------------------------------------

 PER SHARE OPERATING DATA
 Net asset value, beginning of period                  $ 9.97        $10.60      $10.49     $ 10.11      $ 10.57
-------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                    .68           .63         .53         .53          .53
 Net realized and unrealized gain (loss)                  .27          (.66)        .10         .38         (.46)
                                                       ------------------------------------------------------------
 Total from investment operations                         .95          (.03)        .63         .91          .07
-------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income                    (.61)         (.60)       (.52)       (.53)        (.53)
-------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                        $10.31        $ 9.97     $ 10.60     $ 10.49      $ 10.11
                                                       ============================================================

-------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                      9.54%        (0.57)%      6.20%       9.17%        0.86%

-------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)            $401,491      $385,141    $409,689    $387,388     $270,494
-------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                   $400,452      $410,237    $398,651    $344,808     $283,025
-------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                   6.52%         5.88%       5.09%       5.08%        5.34%
 Total expenses                                          1.00%         0.96%       0.86% 3     0.88%        0.91% 3
 Expenses after payments and waivers and
 reduction to custodian expenses                         0.97%          N/A 4       N/A        0.87% 3       N/A
-------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                   26%           63%         27%         20%          48%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Excludes interest expense.
4. Reduction to custodian expenses less than 0.01%.

31 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------
CLASS B   YEAR ENDED JULY 31,                            2004          2003        2002        2001         2000
-------------------------------------------------------------------------------------------------------------------

 PER SHARE OPERATING DATA
 Net asset value, beginning of period                  $ 9.97        $10.61      $10.50      $10.11       $10.57
-------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                    .64           .55         .45         .45          .45
 Net realized and unrealized gain (loss)                  .22          (.68)        .10         .39         (.45)
                                                       -------------------------------------------------------------
 Total from investment operations                         .86          (.13)        .55         .84           --
-------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income                    (.52)         (.51)       (.44)       (.45)        (.46)
-------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                        $10.31         $9.97      $10.61      $10.50       $10.11
                                                       ============================================================

-------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                      8.70%        (1.42)%      5.39%       8.46%        0.10%

-------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)             $65,991      $101,079    $128,857    $137,307     $105,393
-------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                    $84,482      $118,611    $132,685    $126,060     $113,936
-------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                   5.76%         5.09%       4.32%       4.33%        4.57%
 Total expenses                                          1.77%         1.73%       1.62% 3     1.63%        1.67% 3
 Expenses after payments and waivers and
 reduction to custodian expenses                         1.74%          N/A 4       N/A        1.62% 3       N/A
-------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                   26%           63%         27%         20%          48%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Excludes interest expense.
4. Reduction to custodian expenses less than 0.01%.

32 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

CLASS C   YEAR ENDED JULY 31,                            2004          2003        2002        2001         2000
-------------------------------------------------------------------------------------------------------------------

 PER SHARE OPERATING DATA
 Net asset value, beginning of period                  $ 9.95        $10.58      $10.48      $10.09       $10.55
-------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                    .60           .54         .46         .45          .45
 Net realized and unrealized gain (loss)                  .26          (.66)        .08         .39         (.45)
                                                       -------------------------------------------------------------
 Total from investment operations                         .86          (.12)        .54         .84           --
-------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income                    (.52)         (.51)       (.44)       (.45)        (.46)
-------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                        $10.29         $9.95      $10.58      $10.48       $10.09
                                                       ============================================================

-------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                      8.71%        (1.33)%      5.31%       8.48%        0.10%

-------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)             $31,102       $27,898     $24,936     $18,105      $12,659
-------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                    $30,371       $27,011     $21,775     $14,489      $14,424
-------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                   5.74%         5.12%       4.33%       4.32%        4.58%
 Total expenses                                          1.78%         1.73%       1.62% 3     1.63%        1.67% 3
 Expenses after payments and waivers and
 reduction to custodian expenses                         1.75%          N/A 4       N/A        1.62% 3       N/A
-------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                   26%           63%         27%         20%          48%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Excludes interest expense.
4. Reduction to custodian expenses less than 0.01%.

INFORMATION AND SERVICES

For More Information on Oppenheimer California Municipal Fund

          The  following  additional  information  about  the Fund is  available without charge upon request:

          STATEMENT OF ADDITIONAL INFORMATION. This document includes additional
          information   about  the  Fund's  investment   policies,   risks,  and
          operations.  It is  incorporated  by  reference  into this  Prospectus
          (which means it is legally part of this Prospectus).

          ANNUAL  AND  SEMI-ANNUAL  REPORTS.  Additional  information  about the
          Fund's  investments  and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders.  The Annual Report includes a
          discussion  of  market  conditions  and  investment   strategies  that
          significantly  affected the Fund's  performance during its last fiscal year.

How to Get More Information

          You can request the  Statement of Additional  Information,  the Annual
          and  Semi-Annual  Reports,  the notice  explaining  the Fund's privacy policy and other information about the Fund or your account:

By Telephone:                      Call OppenheimerFunds Services toll-free:

                                            1.800.525.7048

By Mail:                                    Write to:
                                            OppenheimerFunds Services
                                            P.O. Box 5270
                                            Denver, Colorado 80217-5270

On the Internet:      You can send us a request by e-mail or read or download
                      documents on the OppenheimerFunds website:
                      www.oppenheimerfunds.com

          Information  about the Fund  including  the  Statement  of  Additional
          Information  can be reviewed and copied at the SEC's Public  Reference
          Room in  Washington,  D.C.  Information on the operation of the Public
          Reference  Room may be obtained by calling the SEC at  1.202.942.8090.
          Reports  and other  information  about the Fund are  available  on the
          EDGAR database on the SEC's Internet  website at  www.sec.gov.  Copies may be  obtained  after  payment of a  duplicating  fee by  electronic request at the SEC's e-mail address:  publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. No
          one has been authorized to provide any  information  about the Fund or to  make  any  representations  about  the  Fund  other  than  what is contained in this Prospectus.  This Prospectus is not an offer to sell shares of the Fund,  nor a  solicitation  of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's SEC File No.: 811-5586    The Fund's shares are distributed by:
PR0790.001.0904                      [logo] OppenheimerFunds Distributor, Inc.
Printed on recycled paper

                                             Appendix to Prospectus of
                                       Oppenheimer California Municipal Fund

     Graphic  Material  included in the  Prospectus  of  Oppenheimer  California
Municipal Fund: "Annual Total Returns (Class A) (as of 12/31 each year)":

     A bar chart will be included in the  Prospectus of  Oppenheimer  California
Municipal Fund (the "Fund") depicting the annual total returns of a hypothetical investment  in  Class A shares  of the  Fund  for each of the last ten  calendar years,  without  deducting  sales  charges  or taxes.  Set  forth  below are the relevant data points that will appear on the bar chart.

                     Calendar Year Ended              Annual Total Returns

                        12/31/94                          -8.49%

                        12/31/95                          19.76%

                        12/31/96                           4.78%

                        12/31/97                           9.66%

                        12/31/98                           5.91%

                        12/31/99                          -6.54%

                        12/31/00                          12.72%

                        12/31/01                           3.64%

                        12/31/02                           8.41%

                        12/31/03                           5.58%

Oppenheimer California Municipal Fund

6803 South Tucson Way, Centennial, Colorado 80112
1.800.225.5677

Statement of Additional Information dated September 29, 2004

     This Statement of Additional Information is not a Prospectus. This document contains  additional  information about the Fund and supplements  information in the  Prospectus  dated  September  29, 2004. It should be read together with the
Prospectus,  which may be  obtained  by writing to the  Fund's  Transfer  Agent,
OppenheimerFunds  Services,  at P.O.  Box  5270,  Denver,  Colorado  80217 or by
calling the Transfer Agent at the toll-free number shown above or by downloading it from the OppenheimerFunds Internet website at www.oppenheimerfunds.com.

Contents                                                                  Page

About the Fund

Additional Information About the Fund's Investment Policies and Risks.      2

About Your Account

Financial Information About the Fund

Appendix C: OppenheimerFunds Special Sales Charge Arrangements and Waivers  C-1

ABOUT the fund

Additional Information About the Fund's Investment Policies and Risks

          The investment objective and the principal investment policies and the main risks of the Fund are described in the Prospectus. This Statement of Additional  Information  contains  supplemental  information  about those policies and the types of securities that the Fund's  investment manager,  OppenheimerFunds,  Inc., (the "Manager") will select for the
          Fund.  Additional  explanations are also provided about the strategies the Fund may use to try to achieve its objective.

          The Fund's  Investment  Policies.  The Fund does not make  investments with the  objective  of  seeking  capital  growth,  since  that  would generally be inconsistent with its goal of seeking  tax-exempt income.
          However,  the value of the securities held by the Fund may be affected by changes in general  interest  rates.  Because the current  value of debt securities  varies inversely with changes in prevailing  interest rates,  if interest  rates  increased  after a security was purchased, that security  would  normally  decline in value.  Conversely,  should interest rates  decrease after a security was purchased,  normally its value would rise.

     However,  those fluctuations in value will not generally result in realized gains or  losses  to the  Fund  unless  the Fund  sells  the  security  prior to maturity.  A debt  security held to maturity is redeemable by its issuer at full principal  value plus  accrued  interest.  The Fund does not  usually  intend to dispose of securities prior to their maturity,  but may do so for liquidity,  or because of other factors affecting the issuer that cause the Manager to sell the particular  security.  In that case, the Fund could experience a capital gain or loss on the sale.

     There are  variations in the credit quality of municipal  securities,  both within a particular rating  classification  and between  classifications.  These variations depend on numerous factors. The yields of municipal securities depend on a number of factors, including general conditions in the municipal securities market,  the size of a particular  offering,  the maturity of the obligation and rating (if any) of the issue.  These  factors are  discussed  in greater  detail below.

          Municipal  Securities.  The types of municipal securities in which the
          Fund may invest  are  described  in the  Prospectus  under  "About the
          Fund's Investments".  Municipal securities are generally classified as general obligation bonds, revenue bonds and notes. A discussion of the
          general   characteristics   of  these  principal  types  of  municipal
          securities follows below.

     Municipal  Bonds.  We have classified  longer term municipal  securities as
"municipal bonds." The principal  classifications  of long-term  municipal bonds are "general  obligation"  and "revenue"  (including  "industrial  development")
bonds. They may have fixed, variable or floating rates of interest, as described below.

     Some bonds may be  "callable,"  allowing  the issuer to redeem  them before their maturity date. To protect  bondholders,  callable bonds may be issued with provisions that prevent them from being called for a period of time.  Typically, that is 5 to 10 years from the issuance date.  When interest  rates decline,  if the call protection on a bond has expired, it is more likely that the issuer may call the bond.  If that occurs,  the Fund might have to reinvest the proceeds of the called bond in bonds that pay a lower rate of return.

     |_| General  Obligation Bonds. The basic security behind general obligation bonds is the  issuer's  pledge of its full faith and credit and taxing,  if any, power for the  repayment  of principal  and the payment of interest.  Issuers of general obligation bonds include states,  counties,  cities, towns, and regional districts.  The proceeds of these  obligations  are used to fund a wide range of public projects,  including construction or improvement of schools, highways and roads, and water and sewer systems. The rate of taxes that can be levied for the
payment  of  debt   service  on  these  bonds  may  be  limited  or   unlimited.
Additionally,  there  may  be  limits  as to  the  rate  or  amount  of  special assessments that can be levied to meet these obligations.

     |_| Revenue Bonds.  The principal  security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities, or, in some cases,  the  proceeds  of a special  excise tax or other  specific  revenue source,  such as a  state's  or local  government's  proportionate  share of the
Tobacco Master Settlement Agreement.  Revenue bonds are issued to finance a wide variety of capital  projects.  Examples include  electric,  gas, water and sewer systems; highways,  bridges, and tunnels; port and airport facilities;  colleges and universities; and hospitals.

     Although the principal security for these types of bonds may vary from bond to bond, many provide additional  security in the form of a debt service reserve fund that may be used to make  principal  and interest  payments on the issuer's obligations.  Housing  finance  authorities  have  a  wide  range  of  security,
including   partially  or  fully  insured  mortgages,   rent  subsidized  and/or
collateralized  mortgages,  and/or the net revenues from housing or other public projects.  Some  authorities  provide further  security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

     |_|  Industrial   Development  Bonds.   Industrial  development  bonds  are
considered  municipal  bonds if the interest paid is exempt from federal  income tax.  They are issued by or on behalf of public  authorities  to raise  money to finance various privately  operated  facilities for business and  manufacturing, housing,  sports, and pollution control. These bonds may also be used to finance public  facilities such as airports,  mass transit systems,  ports, and parking.
The payment of the principal  and interest on such bonds is dependent  solely on the ability of the  facility's  user to meet its financial  obligations  and the pledge,  if any, of real and personal  property financed by the bond as security for those payments.

     |_|  Mello-Roos  Bonds.   These  are  bonds  issued  under  the  California
Mello-Roos  Community  Facilities  Act. They are used to finance  infrastructure projects,  such as roads or sewage  treatment  plants.  In most  cases  they are secured by real estate taxes levied on property located in the same community as the project.  This type of financing was created in response to statutory limits on real  property  taxes  that  were  enacted  in  California.  The bonds do not constitute an obligation of a municipal government.  Timely payment of principal and  interest  depends on the ability of the  developer  of the project or other property  owners to pay their  real  estate  taxes.  Therefore  these  bonds are subject  to risks of  nonpayment  as a result of a general  economic  decline or decline  in the real  estate  market,  as well as the  credit  risk  that of the developer.

     |_| Private Activity Municipal Securities.  The Tax Reform Act of 1986 (the
"Tax Reform  Act")  reorganized,  as well as amended,  the rules  governing  tax exemption for interest on certain types of municipal securities.  The Tax Reform
Act  generally  did not change  the tax  treatment  of bonds  issued in order to finance  governmental  operations.  Thus,  interest on general  obligation bonds issued by or on behalf of state or local governments,  the proceeds of which are used to finance the operations of such governments,  continues to be tax-exempt.
However,   the  Tax  Reform  Act  limited  the  use  of  tax-exempt   bonds  for
non-governmental  (private) purposes. More stringent restrictions were placed on the use of proceeds of such bonds. Interest on certain private activity bonds is taxable  under  the  revised  rules.  There  is  an  exception  for  "qualified"
tax-exempt private activity bonds, for example,  exempt facility bonds including certain  industrial  development  bonds,  qualified  mortgage  bonds,  qualified
Section 501(c)(3) bonds, and qualified student loan bonds.

     In addition,  limitations as to the amount of private  activity bonds which each state may issue were  revised  downward by the Tax Reform  Act,  which will reduce the supply of such  bonds.  The value of the  Fund's  portfolio  could be affected if there is a reduction in the availability of such bonds.

     Interest on certain  private  activity  bonds  issued after August 7, 1986, which  continues  to be  tax-exempt,  will be treated as a tax  preference  item subject  to the  federal  alternative  minimum  tax  (discussed  below) to which certain  taxpayers  are  subject.  The Fund may hold  municipal  securities  the interest  on  which  (and  thus a  proportionate  share  of the  exempt-interest dividends paid by the Fund) will be subject to the federal  alternative  minimum tax on individuals and corporations.

     The federal  alternative minimum tax is designed to ensure that all persons who receive  income pay some tax,  even if their  regular  tax is zero.  This is accomplished in part by including in taxable income certain tax preference items that are used to calculate  alternative  minimum taxable income.  The Tax Reform
Act  made  tax-exempt  interest  from  certain  private  activity  bonds  a  tax preference item for purposes of the  alternative  minimum tax on individuals and corporations.  Any  exempt-interest  dividend  paid  by a  regulated  investment company will be treated as interest on a specific  private  activity bond to the extent of the  proportionate  relationship  the interest the investment  company receives on such bonds bears to all its exempt interest dividends.

     In addition,  corporate  taxpayers  subject to the alternative  minimum tax may,  under some  circumstances,  have to include  exempt-interest  dividends in calculating  their  alternative  minimum  taxable  income.  That could  occur in situations where the "adjusted current earnings" of the corporation  exceeds its alternative minimum taxable income.

     To determine  whether a municipal  security is treated as a taxable private activity  bond,  it is subject to a test for:  (a) a trade or  business  use and security  interest,  or (b) a  private  loan  restriction.  Under  the  trade or business use and security  interest  test, an  obligation is a private  activity bond if: (i) more than 10% of the bond  proceeds  are used for private  business purposes  and (ii) 10% or more of the  payment of  principal  or interest on the issue is directly or  indirectly  derived from such private use or is secured by the privately used property or the payments  related to the use of the property.
For certain types of uses, a 5% threshold is substituted for this 10% threshold.

     The term "private business use" means any direct or indirect use in a trade or  business  carried  on by an  individual  or  entity  other  than a state  or municipal  governmental unit. Under the private loan restriction,  the amount of bond proceeds that may be used to make private loans is limited to the lesser of
5% or $5.0 million of the proceeds. Thus, certain issues of municipal securities could lose their  tax-exempt  status  retroactively  if the issuer fails to meet certain  requirements as to the expenditure of the proceeds of that issue or the use of the bond-financed  facility. The Fund makes no independent  investigation of the users of such bonds or their use of  proceeds  of the bonds.  If the Fund should hold a bond that loses its tax-exempt status  retroactively,  there might
be  an  adjustment  to  the   tax-exempt   income   previously   distributed  to
shareholders.

     Additionally,  a private  activity bond that would otherwise be a qualified tax-exempt  private  activity bond will not, under Internal Revenue Code Section
147(a),  be a qualified  bond for any period during which it is held by a person who is a "substantial user" of the facilities or by a "related person" of such a substantial user. This "substantial  user" provision applies primarily to exempt facility bonds,  including industrial  development bonds. The Fund may invest in industrial  development bonds and other private activity bonds.  Therefore,  the
Fund may not be an appropriate  investment  for entities which are  "substantial users" (or persons  related to "substantial  users") of such exempt  facilities.
Those entities and persons should consult their tax advisers  before  purchasing shares of the Fund.

     A  "substantial  user"  of  such  facilities  is  defined  generally  as  a
"non-exempt  person who  regularly  uses part of a facility"  financed  from the proceeds  of exempt  facility  bonds.  Generally,  an  individual  will not be a
"related  person" under the Internal  Revenue Code unless such individual or the
individual's   immediate  family  (spouse,   brothers,   sisters  and  immediate
descendants)  own directly or indirectly in the aggregate more than 50% in value of the equity of a corporation or partnership which is a "substantial user" of a facility financed from the proceeds of exempt facility bonds.

     |X|  Municipal  Notes.  Municipal  securities  having a maturity  (when the security  is  issued)  of less than one year are  generally  known as  municipal notes.  Municipal  notes  generally are used to provide for  short-term  working capital needs.  Some of the types of municipal  notes the Fund can invest in are described below.

     |_| Tax  Anticipation  Notes.  These are issued to finance  working capital needs of municipalities.  Generally,  they are issued in anticipation of various seasonal tax revenue,  such as income,  sales,  use or other business taxes, and are payable from these specific future taxes.

     |_| Revenue  Anticipation  Notes.  These are notes issued in expectation of receipt of other  types of revenue,  such as federal  revenues  available  under federal revenue-sharing programs.

     |_| Bond Anticipation  Notes. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. The long-term bonds that are issued typically also provide the money for the repayment of the notes.

     |_| Construction Loan Notes. These are sold to provide project construction financing until permanent financing can be secured.  After successful completion and acceptance of the project, it may receive permanent financing through public agencies, such as the Federal Housing Administration.

     Tax-Exempt  Commercial Paper. This type of short-term  obligation  (usually having a  maturity  of 270 days or less,  is  issued by a  municipality  to meet current working capital needs.

     |X| Municipal Lease Obligations.  The Fund's investments in municipal lease obligations  may be through  certificates of  participation  that are offered to investors by public  entities.  Municipal leases may take the form of a lease or an installment purchase contract issued by a state or local government authority to obtain funds to acquire a wide variety of equipment and facilities.

     Some municipal lease securities may be deemed to be "illiquid"  securities.
Their  purchase  by the Fund would be limited as  described  below in  "Illiquid
Securities."  From  time to time  the Fund may  invest  more  than 5% of its net assets in municipal  lease  obligations  that the Manager has  determined  to be liquid under guidelines set by the Board of Trustees.

         Those guidelines require the Manager to evaluate:
         the frequency of trades and price quotations for such securities;

          |_| the  number  of  dealers  or other  potential  buyers  willing  to purchase or sell such securities;

          |_| the  availability of  market-makers;

     and the nature of the trades for such securities.

     While the Fund holds such  securities,  the Manager will also  evaluate the likelihood of a continuing market for these securities and their credit quality.

     Municipal   leases  have  special  risk   considerations.   Although  lease
obligations do not constitute general  obligations of the municipality for which the  municipality's  taxing power is pledged,  a lease  obligation is ordinarily backed by the  municipality's  covenant to budget for,  appropriate and make the payments due under the lease  obligation.  However,  certain  lease  obligations contain  "non-appropriation"  clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated  for that purpose on a yearly basis.  While the obligation might be secured by the lease, it might be difficult to dispose of that property in case of a default.

     Projects  financed with  certificates  of  participation  generally are not subject to state constitutional debt limitations or other statutory requirements that may apply to other municipal  securities.  Payments by the public entity on the obligation  underlying the certificates  are derived from available  revenue sources.  That  revenue  might be  diverted  to the  funding of other  municipal service  projects.  Payments of interest  and/or  principal  with respect to the certificates  are not  guaranteed and do not constitute an obligation of a state or any of its political subdivisions.

     In addition to the risk of "non-appropriation,"  municipal lease securities do not have as highly liquid a market as conventional municipal bonds. Municipal leases,  like  other  municipal  debt  obligations,  are  subject to the risk of non-payment of interest or repayment of principal by the issuer.  The ability of issuers of  municipal  leases to make timely  lease  payments  may be  adversely affected in general economic downturns and as relative governmental cost burdens are reallocated among federal,  state and local governmental units. A default in payment of income would  result in a reduction  of income to the Fund.  It could also result in a reduction in the value of the municipal lease and that, as well as a default in  repayment of  principal,  could result in a decrease in the net asset value of the Fund.

     |X| Ratings of Municipal Securities.  Ratings by ratings organizations such as Moody's  Investors  Service,  Inc.,  Standard  & Poor's  Rating  Services,  a
division of the  McGraw-Hill  Companies,  Inc.,  and Fitch,  Inc.  represent the respective  rating  agency's  opinions  of the credit  quality of the  municipal securities they undertake to rate.  However,  their ratings are general opinions and are not  guarantees  of  quality.  Municipal  securities  that have the same maturity,  coupon and rating may have different  yields,  while other  municipal securities that have the same maturity and coupon but different ratings may have the same yield.

     Lower grade securities may have a higher yield than securities rated in the higher rating  categories.  In addition to having a greater risk of default than higher-grade, securities, there may be less of a market for these securities. As a result they may be harder to sell at an acceptable price. The additional risks mean that the Fund may not  receive the  anticipated  level of income from these securities,  and the Fund's net asset  value may be  affected by declines in the value of  lower-grade  securities.  However,  because  the  added  risk of lower
quality   securities   might  not  be  consistent  with  the  Fund's  policy  of
preservation  of  capital,  the Fund  limits its  investments  in lower  quality securities.

     Subsequent  to its purchase by the Fund, a municipal  security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event requires the Fund to sell the security,  but the Manager will consider  such events in  determining  whether the Fund should  continue to hold the  security.  To the extent that  ratings  given by  Moody's,  Standard &
Poor's,  or  Fitch,  Inc.  change  as  a  result  of  changes  in  those  rating organizations  or their rating systems,  the Fund will attempt to use comparable ratings as standards for  investments in accordance  with the Fund's  investment policies.

     The Fund may buy municipal securities that are "pre-refunded." The issuer's
obligation  to  repay  the   principal   value  of  the  security  is  generally
collateralized with U.S. government securities placed in an escrow account. This causes the  pre-refunded  security to have essentially the same risks of default as a AAA-rated security.

     A list of the  rating  categories  of  Moody's,  S&P and  Fitch,  Inc.  for municipal  securities is contained in Appendix A to this Statement of Additional
Information.  Because  the Fund may  purchase  securities  that are  unrated  by nationally  recognized  rating  organizations,  the  Manager  will  make its own assessment of the credit  quality of unrated  issues the Fund buys.  The Manager will use criteria similar to those used by the rating agencies,  and assigning a rating category to a security that is comparable to what the Manager  believes a rating agency would assign to that security.  However, the Manager's rating does not constitute a guarantee of the quality of a particular issue.

          Special  Risks  of  Investing   Primarily  in   California   Municipal
          Securities.  The following  information  is a brief summary of factors affecting the economy of the State of California  and does not purport to be a complete  description  of such  factors.  Other  factors  will affect  issuers.  The  summary  is  based  primarily  upon one or more publicly available offering  statements  relating to debt offerings of
          California  issuers,  the latest of which is dated  June 9, 2004.  The
          Fund   has   not   independently   verified   the   information.   The
          creditworthiness of obligations issued by local California issuers may be  unrelated to the  creditworthiness  of  obligations  issued by the
          State of California, and there is no responsibility on the part of the
          State of California to make payments on such local obligations.

          There have been a number of political developments, voter initiatives, state  constitutional  amendments  and  legislation  in  California in recent years that may affect the ability of the State  government  and municipal  governments  to pay  interest  and repay  principal  on the securities they have issued.  In addition,  in recent years, the State of California  has derived a significant  portion of its revenues from personal  income and sales taxes.  Because the amount  collected  from these taxes is  particularly  sensitive  to economic  conditions,  the
          State's revenues have been volatile.  For example, the State estimates that stock market related  personal  income tax revenue  declined from
          $17.6 billion in fiscal year 2000-01 to $5.2 billion in 2002-03.

     It is not  possible to predict  the future  impact of the  legislation  and economic considerations described below on the long-term ability of the State of
California or California municipal issuers to pay interest or repay principal on their  obligations.  In part that is because of possible  inconsistencies in the terms  of the  various  laws and  Propositions  and the  applicability  of other statutes  to  these  issues.  The  budgets  of  California  counties  and  local governments may be significantly affected by state budget decisions beyond their control.  The information  below about these conditions is only a brief summary, based upon  information  the Fund has drawn from  sources  that it believes  are reliable.

     Changes to the State  Constitution.  Changes to the state  constitution  in recent  years have raised  general  concerns  about the ability of the State and municipal  governments in California to obtain sufficient  revenues to pay their bond  obligations.  In 1978,  California  voters  approved  Proposition  13,  an amendment to the state constitution.  The Proposition added a new section to the constitution  that limits ad valorem  taxes on real  property and  restricts the ability of local  taxing  entities to increase  real  property  taxes.  However, legislation  enacted after Proposition 13 provided help to California  municipal issuers  to raise  revenue  to pay their  bond  obligations.  During  the severe recession  California  experienced  from  1991 to 1993,  the  State  legislature eliminated  significant  components  of its aid to  local  governments.  Whether legislation  will be  enacted  in the  future to either  increase  or reduce the redistribution  of State  revenues  to local  governments,  or to make them less dependent on State budget  decisions,  cannot be predicted.  Even if legislation increasing  such  redistribution  is passed,  it cannot be predicted  whether in every instance it will provide sufficient revenue for local municipal issuers to pay their bond obligations.

     Another amendment to the state constitution may also have an adverse impact on state and municipal  bond  obligations.  That  amendment  restricts the state government from spending  amounts in excess of  appropriation  limits imposed on each state and local  government  entity.  If revenues exceed the  appropriation limit,  those  revenues  must be returned,  in the form of a revision in the tax rates or fee schedules.

     Voter  Initiatives.  In addition to Proposition 13,  California voters have approved  a number of  initiatives  that  affect  the  ability  of the state and municipalities  to finance their bond  obligations.  In 1988,  California voters approved  Proposition  98, which  requires a minimum level of funding for public schools and community colleges.  In 1986, voters approved  Proposition 62, which had a number of effects.  One  requires  that any special tax imposed by a local government must be approved by a two-thirds vote of the electorate. In 1995, the
California Supreme Court upheld the constitutionality of that Proposition.  That created  uncertainty  as to the  legality  of  certain  local  taxes  enacted by non-charter  cities  without voter  approval.  It is not possible to predict the eventual impact of that decision.

     In 1996,  California  voters  approved  Proposition  218.  That  initiative applied the provisions of Proposition 62 to all government  entities,  including cities  having  charters.  It requires  that all taxes for  general  purposes be approved by a simple  majority of the popular  vote,  and that taxes for special purposes must be approved by a two-thirds  majority vote.  Proposition  218 also
limits  the   authority  of  local   governments   to  impose   property-related
assessments,  fees and charges.  It requires that such assessments be limited to the special benefit  conferred and prohibits their use for general  governmental services.  The  Proposition  enables  voters to use their  initiative  powers to reduce or repeal  previously-authorized  taxes,  assessments,  fees and charges.
Counties,  in  particular,  have had fewer  options to raise  revenues than many other  local  governments  entities  and have been  required  to  maintain  many services.

     Approved  in March  2004,  Proposition  58  requires  the  State to enact a balanced  budget,  establish a special reserve in the General Fund and restricts future  borrowing  to  cover  budget  deficits.  As a result  of the  provisions requiring  the enactment of a balanced  budget and  restricting  borrowing,  the
State  would,  in some  cases,  have to take more  immediate  actions to correct budgetary  shortfalls.  Beginning  with the  budget  for  fiscal  year  2004-05,
Proposition 58 requires the  Legislature to pass a balanced  budget and provides for mid-year adjustments in the event that the budget falls out of balance.

     If the Governor  determines  that the State is facing  substantial  revenue shortfalls  or spending  deficiencies,  the Governor is  authorized to declare a fiscal  emergency.  He or she would then be required to propose  legislation  to address the emergency,  and call the  Legislature  into special session for that purpose.  If the Legislature fails to pass and send to the Governor  legislation to address the budget fiscal emergency within 45 days, the Legislature  would be prohibited  from (a) acting on any other bills or (b) adjourning in joint recess until such legislation is passed.

     Proposition 58 will also prohibit  certain future borrowing to cover budget deficits.  This restriction applies to general obligation bonds,  revenue bonds, and certain other forms of long-term  borrowing.  The restriction does not apply to certain other types of borrowing,  such as (a) short-term  borrowing to cover cash shortfalls in the General Fund  (including  revenue  anticipation  notes or revenue  anticipation  warrants  currently used by the State), or (b) inter-fund borrowings.

     |X| Effect of other State Laws on Bond Obligations.  Some of the tax-exempt securities  that the Fund can invest in may be  obligations  payable solely from the revenues of a specific institution or secured by specific properties.  These are subject to  provisions  of California  law that could  adversely  affect the holders of such obligations. For example, the revenues of California health care institutions may be adversely  affected by State laws, and California law limits the  remedies  of a  creditor  secured  by a  mortgage  or deed of trust on real
property.   Debt  obligations  payable  solely  from  revenues  of  health  care institutions  may also be  insured  by the State but no  guarantee  exists  that adequate  reserve funds will be appropriated  by the State  legislature for such purpose.

     |X| General Economic  Conditions in the State.  The California  economy and general financial condition affect the ability of the State and local government to raise and redistribute  revenues to assist issuers of municipal securities to make timely payments on their obligations. California is the most populous state in the nation with a total population  estimated at over 35 million.  California has a diverse economy, with major employment in the agriculture,  manufacturing, high technology, services, trade, entertainment and construction sectors.

     A significant  downturn in U.S. stock market prices could adversely  affect
California's  economy by reducing  household  spending and business  investment, particularly  in the important high  technology  sector.  Moreover,  a large and increasing  share of the State's  General Fund revenue in the form of income and capital gains taxes is directly related to, and would be adversely  affected by, a significant downturn in the performance of the stock markets.

     Since early 2001, the State has faced severe  financial  challenges,  which may continue for several years. The State  experienced an economic  recession in
2001 and a sluggish recovery in 2002 and 2003 (with greatest impacts in the high technology,  internet,  and telecommunications  sectors,  especially in Northern
California);  weakened  exports;  and  most  particularly,  large  stock  market declines  (with  attendant  declines in stock  option  values and capital  gains realizations).  These adverse fiscal and economic  factors resulted in a serious erosion of General Fund tax revenues. The three largest General Fund tax sources
(personal  income,  sales and use, and corporate taxes) totaled $72.8 billion in fiscal  year  2000-01,  were $59.7  billion in  2001-02,  were $61.9  billion in
2002-03,  and, as of July 31, 2004, are projected to be $67.0 billion in 2003-04 and $71.7 billion in 2004-05.

     It is  impossible  to predict  the time,  magnitude  or location of a major earthquake  or its effect on the  California  economy.  In January 1994, a major earthquake  struck the Los Angeles area,  causing  significant  damage in a four county area. The possibility  exists that another such earthquake could create a major dislocation of the California  economy and significantly  affect State and local governmental budgets.

     Prior Years' Financial Results.  Following a severe recession  beginning in
1990, the State's financial  condition improved markedly during the fiscal years starting in 1995-96,  due to a combination of better than expected  revenues,  a slowdown in growth of social welfare programs,  and continued spending restraint based on  actions  taken in  earlier  years.  The  State's  cash  position  also improved,  with the State's  General  Fund taking in  substantially  greater tax revenue than was initially  planned when the budgets were enacted for the fiscal years ended in 1996, 1997, 1998, 1999 and 2000 ($2.2 billion, $1.6 billion, $2.4 billion,  $1.7 billion and $8.2 billion,  respectively),  an no external deficit borrowing occurred through the end of the five fiscal years prior to 2001-02.The final estimate of 2001-02 revenues and expenditures showed an unprecedented drop in revenues compared to the prior year. The final estimate for the three largest tax sources was $59.7 billion, a drop of over $13 billion from 2000-01, the vast bulk of which was  attributable  to  reduced  personal  income  taxes from stock option and capital  gains  activity.  Consequently,  the  Department  of Finance estimates  that,  on a  budgetary  basis,  the General  Fund had a $2.1  billion deficit at June 30, 2002.

     2002 Budget Act. The 2002 Budget Act initially  forecasted $79.2 billion in
General Fund revenues and transfers  and $76.7  billion in  expenditures.  These revenue  estimates proved to be substantially  overstated,  as expected economic recovery did not occur. The Legislature passed budget adjustment  legislation in the  spring of 2003,  totaling  about  $10.1  billion  in  spending  reductions, deferrals and funding  transfers  ($5.1 billion for 2002-03 and $5.3 billion for
2003-04).  The largest part of the reductions (including a $1.1 billion deferral into the 2003-04 fiscal year) were for K-12 education  funding.  Actual revenues and transfers in 2002-03 were $71.9 billion, with expenditures of $77.9 billion.

     2003 Budget Act. The 2003 Budget Act  forecasted  $73.4  billion in General
Fund revenues and transfers and $71.1 billion in  expenditures.  The 2003 Budget
Act addressed its potential $38.2 billion gap between expenditures and resources through a combination of program  reductions ($17.6 billion),  deficit financing
($10.7 billion), new revenues ($4.5 billion),  funding shifts ($4.4 billion) and loans and other borrowing ($2.3 billion).

     At a special election held in October 2003, the Governor of the State, Gray
Davis,  was recalled and replaced by Arnold  Schwarzenegger,  who took office in
November.  Governor  Schwarzenegger proposed placing a bond measure on the March
2004 ballot which would  authorize the issuance of up to $15 billion of economic recovery  bonds to replace  the fiscal  recovery  bonds  authorized  by the 2003
Budget  Act.  On March 2,  2004,  California  voters  approved  both the  fiscal recovery bonds and a related balanced budget amendment described under "Economic
Recovery Bonds" below.

     In December 2003, the Governor proposed additional reductions totaling $3.9 billion  ($2.3  billion  in  2003-04  and $1.6  billion  in  2004-05).  Of these proposals,  approximately  $1.366  billion  were  either  not  adopted or became unachievable.

          According to the 2004 Budget Act,  revenues and  transfers for 2003-04 were estimated to be $74.6 billion with $75.6 billion in expenditures.
          As a result of the sale of the Economic  Recovery Bonds and the use of the Deficit  Recovery  Fund (see below),  California  ended the fiscal year with a positive  balance of $2.2  billion in its Special Fund for
          Economics Uncertainties.

     2004 Budget Act. The 2004-05 Governor's  Budget,  released in January 2004, projected  General Fund  revenues for 2003-04 of $77.6  billion,  an increase of
$4.3 billion  compared  with 2003 Budget Act  estimates  (including a $2 billion increase in major tax  revenues  due to the  improved  economic  forecast and $3 billion in additional bond proceeds).  This budget also forecasted  General Fund expenditures for 2003-04 of $78.0 billion,  an increase of $6.9 billion compared with 2003 Budget Act  estimates  (including  $2.65 billion in  expenditures  for vehicle license fee backfill  payments to local governments which were suspended by  Governor  Davis in July 2003,  but  resumed by  Governor  Schwarzenegger  in
November 2003).

     The 2004-05 Budget projected that, in the absence of corrective  actions to change  existing  policies,  operating  deficits,  estimated  at $14 billion for fiscal 2004-05, would continue to be incurred. The budget projected General Fund revenues for 2004-05 of $76.4 billion,  a decrease of $1.2 billion compared with revised estimates for 2003-04. General Fund expenditures were projected at $76.1 billion, a decrease of $2.0 billion compared with revised estimates for 2003-04.
The budget included $7.3 billion in program  reductions and related cost savings in 2003-04 and 2004-05  combined.  Finally,  the budget  proposed a $1.3 billion property tax shift from local governments to schools.

     In its  January  2004  analysis  of the  2004-05  Budget,  the  Legislative
Analyst's  Office (the "LAO") observed that even with spending  reductions,  the
2004-05  Budget  does not fully  address the State's  ongoing  budget  problem -
leaving a roughly $6 billion  shortfall  between  expenditures  and  revenues in
2005-06.  The report  concludes  that  additional  savings  proposals or revenue increases will be necessary to resolve the State's "chronic budget crisis."

     The  Governor's  2004 May  Revision to his budget  projected an increase of
$3.1  billion in  anticipated  revenue  for the current  and prior  years.  This increase was offset by additional pressures on the General Fund primarily due to caseload  increases  in  benefit  plans,  an  increase  in  the  Proposition  98 guarantee,  and court cases.  The net effect of the changes together with policy changes included in the 2004 May Revision increased the projected reserve at the end of 2004-05 from $635 million to $998 million.

     In its May 2004 report,  the LAO commented  that on the positive  side, the
2004 May  Revision  has real  savings in numerous  areas of the  budget,  and if adopted,  it would  result in a balanced  budget in 2004-05  and leave the State with sufficient economic recovery bond proceeds to address much of the projected structural  budget  gap for  2005-06.  Nevertheless,  the LAO  observed  that it believed that the 2004 May Revision misses an important opportunity to make more meaningful  inroads toward  eliminating the State's long-term  imbalance because the 2004 May Revision  relies on less ongoing  savings than the January  budget, and in other instances,  increases the State's future spending commitments.  The
LAO estimated that the 2006-07  shortfall  would  approach $8 billion,  and that annual  operating  deficits  above $6.5 billion  would  persist for the forecast period (through 2008-09).

     The Governor  signed the 2004 Budget Act on July 31, 2004.  The 2004 Budget
Act  forecasts  $77.3  billion in General Fund  revenues and transfers and $80.7 billion in expenditures.  The Act projects that by utilizing $1.4 billion of the prior year's $3.1 billion  General Fund balance and an  additional  $2.0 billion from  the  Deficit  Recovery  Fund the  General  Fund  will end the year  with a positive balance of $1.7 billion.

     In  connection  with the 2004  Budget  Act,  local  governments  reached an agreement  with the Governor and  legislative  leaders to place an initiative on the November 2004 ballot to permanently  limit the State's ability to reallocate property  and sales tax revenue  away from local  governments  to the State.  In exchange,  local governments have agreed to transfer $1.3 billion in local funds to the State each year.

     Future  Budgets.  It cannot be predicted  what actions will be taken in the future by the State  Legislature  and the Governor to deal with  changing  State revenues  and  expenditures.  The State  budget will be affected by national and
State economic conditions and other factors.

State Indebtedness
------------------

     General  Obligation  Bonds. As of May 1, 2004, the State had  approximately
$35.0 billion of its general  obligation bonds  outstanding.  General obligation bond  authorizations  in an  aggregate  amount of  approximately  $30.7  billion remained unissued as of that date.

     Ratings.  As of July 27, 2004, the State's  general  obligation  bonds were rated A3 by Moody's,  BBB by Standard & Poor's, and BBB by Fitch Ratings. In May
2004,  Moody's  upgraded  its rating from BAA1 to A3 and stated that the upgrade reflected a now  established  trend of  recovery in the State's  economy and tax revenues,  as well as an improved  state  budgetary  and liquidity  outlook.  In
December 2003, Fitch Ratings lowered the State's general  obligation bond rating to BBB  from A  citing  the  State's  heavy  reliance  on the  completion  of an increased deficit financing, the tremendous amount of measures needed to close a widening  budget  gap,  and the  decision  to submit the  deficit  bonds and the balanced budget proposal for the March 2004 election, which would inject another element of uncertainty.  In July 2003, Standard and Poor's lowered its rating to
BBB from A, citing the lack of progress in adopting a fiscal 2004 budget and the gubernatorial  recall election as reasons for the downgrade.  However,  Standard and  Poor's  stated  that  further  credit  deterioration  in the short  term is unlikely  absent a severe  cash flow  crisis.  It is not  presently  possible to determine whether,  or the extent to which,  Moody's,  S&P or Fitch Ratings will change such ratings in the future. It should be noted that the  creditworthiness of  obligations  issued by local  California  issuers  may be  unrelated  to the creditworthiness  of obligations issued by the State, and there is no obligation on the part of the State to make payment on such local  obligations in the event of default.

     Economic  Recovery  Bonds.  The  California   Economic  Recovery  Bond  Act
("Proposition  57") was approved by the voters at the statewide primary election in March 2004.  Proposition  57 authorizes  the issuance of up to $15 billion in economic  recovery bonds to finance the negative General Fund reserve balance as of June 30, 2004, and other General Fund  obligations  undertaken  prior to June
30, 2004.

     The cash flow projections  included in the 2004-05 Governor's Budget assume that  $12.3  billion  of net  proceeds  from  economic  recovery  bonds  will be deposited in the General Fund by June 2004. The State may issue the remainder of authorized  economic  recovery bonds in future fiscal years. The State's General
Obligation  Bond Law  authorizes  the issuance of short-term  bond  anticipation notes payable from the proceeds of voter  authorized  bonds. The State may issue long-term  bonds under  Proposition  57 or bond  anticipation  notes followed by
takeout   long-term   bonds,   depending  upon  market   conditions  and  timing
requirements.

     Repayment of the economic recovery bonds is secured by a pledge of revenues from a one-quarter  cent increase in the State's sales and use tax starting July
1, 2004.  Fifty percent,  or up to $5 billion of future  deposits in the reserve fund created by the Balanced Budget Amendment approved by Proposition 58, may be used to repay the  economic  recovery  bonds.  In  addition,  as  voter-approved general  obligation  bonds,  the economic  recovery bonds will be secured by the
State's full faith and credit in the event the dedicated revenue is insufficient to repay the bonds.

     In May 2004,  the State  issued $7.9  billion of economic  recovery  bonds, which  resulted  (due to the sale of bonds at a premium)  in the  deposit of net proceeds in the General Fund of  approximately  $8.3 billion.  In June 2004, the
State  offered $3.0 billion of  additional  economic  recovery  bonds,  which is projected to result in an additional $3.0 billion of net proceeds to the General
Fund, for a combined projected General Fund contribution of approximately  $11.3 billion. The State may issue the remainder of authorized economic recovery bonds in future fiscal years.

     Commercial  Paper  Program.  Pursuant  to  the  terms  of the  bank  credit
agreement   presently  in  effect  supporting  the  State's  general  obligation commercial  paper  program,  not more than $1.5  billion of  general  obligation commercial  paper  notes may be  outstanding  at any time;  this  amount  may be increased or decreased in the future. As of May 1, 2004, the finance  committees had authorized the issuance of up to  approximately  $20.2 billion of commercial paper notes;  as of that date  approximately  $250 million  aggregate  principal amount of general obligation commercial paper notes was outstanding.

     Lease-Purchase  Debt. In addition to general  obligation  bonds,  the State builds  and  acquires  capital  facilities  through  the  use of  lease-purchase borrowing.  As of May 1,  2004,  the State had  approximately  $7.3  billion  of outstanding lease purchase debt.

     Non-Recourse  Debt.  Certain State agencies and  authorities  issue revenue obligations for which the General Fund has no liability. Revenue bonds represent obligations payable from State revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obligations payable only from revenues  paid by private  users of  facilities  financed by the revenue  bonds.
State agencies and authorities had $44.4 billion  aggregate  principal amount of revenue bonds and notes which are  non-recourse to the General Fund  outstanding as of December 31, 2003.

     Cash Flow Borrowings. As part of its cash management program, the State has
regularly  issued   short-term   obligations  to  meet  cash  flow  needs.  With
insufficient  cash resources to pay the debt service due for  previously  issued revenue  anticipation  notes, the State Controller issued $11 billion of Revenue
Anticipation Warrants in June 2003 to provide enough additional cash to pay this debt and to pay other State obligations coming due in June 2003 and in the first months of the 2003-04 fiscal year.

     The State issued $3 billion of Revenue  Anticipation Notes in October 2003, which matured on June 23, 2004. The most recent cash flow  projections  prepared by the Department of Finance show that there would be sufficient cash and unused borrowable  resources  available for use by the General Fund to pay principal of and interest on these notes when due.

     Repayment of Energy Loans.  The  Department of Water  Resources (the "DWR")
borrowed  money from the General  Fund for DWR's power  supply  program  between
January and June 2001.  DWR has issued  approximately  $11.25 billion in revenue bonds in  several  series and in the fall of 2002 used the net  proceeds  of the revenue bonds to repay  outstanding  loans from banks and commercial  lenders in the amount of approximately $3.5 billion and a loan from the General Fund in the amount of $6.1 billion  plus accrued  interest of  approximately  $500  million.
Issuance of the DWR revenue bonds had been delayed since mid-2001 by a number of factors, including administrative and legal challenges.

     The  loans  from the  General  Fund and the banks  and  commercial  lenders financed  DWR's power  supply  program  costs  during 2001 that  exceeded  DWR's revenues from the sale of  electricity.  The general purpose of the power supply program was to provide to customers of the three major  investor-owned  electric utilities  in the State (the  "IOUs") the portion of their power not provided by the IOUs. The power supply program has become  self-supporting and no additional loans from the General  Fund are  authorized.  As of January 1, 2003,  the DWR's authority to enter into new power purchase  contracts  terminated,  and the IOUs resumed responsibility for obtaining electricity for their customers.

     The primary  source of money to pay debt  service on the DWR revenue  bonds will be revenues  derived from  customers of the IOUs resulting from charges set by the California Public Utilities  Commission.  The DWR revenue bonds are not a debt or liability of the State and do not directly,  indirectly or  contingently obligate the State to levy or to pledge any form of taxation  whatever  therefor or to make any appropriation for their payment.

     Enhanced  Tobacco  Settlement  Revenue Bonds.  In 1998, the State (together with 45 other  states  and  certain  U.S.  jurisdictions)  signed  a  settlement agreement with the four major cigarette manufacturers.  The State agreed to drop its  lawsuit  and  not to  sue  in the  future  for  monetary  damages.  Tobacco manufacturers  agreed to  billions of dollars in payments  and  restrictions  on marketing  activities.  Under  the  settlement,  the  companies  agreed  to  pay
California governments approximately $25 billion (subject to adjustments) over a period of 25 years. Payments continue in perpetuity, with current projections of
$1.2  billion in 2025,  steadily  increasing  each year to $1.6 billion in 2045.
Under a separate Memorandum of Understanding,  half of the money will be paid to the State and half to local  governments  (all  counties  and the  cities of San
Diego, Los Angeles, San Francisco and San Jose).

     An initial sale of 57.6% of the State's  tobacco  settlement  revenues from
July 1, 2003, onward, was completed in January 2003 and produced $2.5 billion in revenue.  A second sale of the remaining amount,  which produced $2.3 billion in revenue,  was completed in September  2003.  The 2003 Budget Act  authorizes the
Director of Finance to make allocations with legislative notification if tobacco
settlement   revenues  are  insufficient  to  cover  the  cost  of  the  tobacco securitization  program.  The  Legislature  is not  obligated  to make  any such requested appropriation in the future.

     Tobacco  settlement revenue bonds are neither general nor legal obligations of the State or any of its  political  subdivisions  and  neither  the faith and credit nor the taxing  power nor any other assets or revenues of the State or of any  political  subdivision  is or shall be pledged  to the  payment of any such bonds.

     |X| Financial Problems of Local Governments.  It is not possible to predict the future impact of the voter  initiatives.  State  constitutional  amendments, legislation or economic considerations  described above, or of such initiatives, amendments or  legislation  that may be enacted in the future,  on the long-term ability of California  municipal  issuers to pay interest or repay  principal on their  obligations.  There is no assurance that any California  issuer will make full or timely payments of principal or interest or remain solvent. For example, in December 1994, Orange County, California, together with its pooled investment funds, which included  investment funds from other local governments,  filed for bankruptcy.  The County has since emerged from  bankruptcy.  Los Angeles County, the nation's largest county,  in the recent past has also experienced  financial difficulty and its financial condition will continue to be affected by the large number of County  residents who are  dependent on  government  services and by a structural deficit in its health  department.  Moreover,  California's  improved economy has caused Los Angeles  County,  and other  local  governments,  to come under increased  pressure from public employee unions for improved  compensation and retirement benefits.

     In June 2003, it was determined that insufficient  General Fund moneys were available to continue to fund any portion of the vehicle  license fee offsets to local  governments  as of that date.  Accordingly,  in October 2003, the vehicle license fee paid by taxpayers  returned to pre-1999 levels. In his first days in office,  Governor  Schwarzenegger  rescinded  the vehicle  license fee  increase retroactive  to  October 1 and his  2004-05  Budget  proposes  to fully fund the backfill  payments.  Backfill  payments totaling $2.65 billion and $4.06 billion are  anticipated  to be paid to local  governments  in fiscal years  2003-04 and
2004-05,  respectively.  The  Legislature has authorized the repayment in August
2006 of  approximately  $1.3 billion that was not received by local  governments
during  the  time  period   between  the  suspension  of  the  offsets  and  the
implementation of the higher fees.

     The 2004-05  Governor's  Budget  proposed to increase  transfers  to school districts by $1.3 billion, with $135 million coming from community redevelopment agencies and the remainder from cities,  counties,  and other special districts.
Instead of the 2004-05  Governor's  Budget  proposal to  increase  transfers  to schools,  the  Administration  and  representatives  from local  government have reached an understanding  (which remains subject to approval by the Legislature)
on a proposal to revise the State-local fiscal relationship.  This proposal,  as outlined in the 2004 May  Revision,  will reduce the vehicle  license fee from 2 percent to 0.65 percent of the value of the vehicle.  In order to protect  local governments, the reduction in vehicle license fee revenue to cities and counties from this rate  change will be replaced by an increase in the amount of property tax they receive.

     Under the proposed agreement, for 2004-05 and 2005-06 only, the replacement property  taxes  that  cities  and  counties  receive  would be  reduced by $700 million.  In future years, local governments would receive the full value of the vehicle  license fee revenue that they would have  received  under  current law.
Also  for  these  two  fiscal  years,  the  proposed   agreement  would  require
redevelopment  agencies to shift $250 million in property tax revenue they would otherwise receive to schools,  and special districts would shift $350 million to schools. As part of the proposed agreement, a constitutional amendment (which is currently being developed) would protect local governments' property, sales, and vehicle  license fee revenues in future years.  An initiative  measure that also seeks to protect  revenues for local  governments has already  qualified for the
November 2004 ballot.

          Other Investment Techniques and Strategies.  In seeking its objective, the  Fund  may  from  time to time  employ  the  types  of  investment strategies and investments described below.

     |X|  Floating  Rate and Variable  Rate  Obligations.  Variable  rate demand obligations  have a demand feature that allows the Fund to tender the obligation to the issuer or a third party prior to its  maturity.  The tender may be at par value plus accrued interest, according to the terms of the obligations.

     The  interest  rate on a  floating  rate  demand  note is based on a stated
prevailing  market rate,  such as a bank's prime rate, the 91-day U.S.  Treasury
Bill rate, or some other standard,  and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand note is also based on a stated  prevailing  market rate but is adjusted  automatically at specified intervals of not less than one year. Generally, the changes in the interest rate on such  securities  reduce the  fluctuation in their market value.  As interest
rates  decrease  or  increase,   the  potential  for  capital   appreciation  or
depreciation is less than that for fixed-rate  obligations of the same maturity.
The Manager may determine that an unrated  floating rate or variable rate demand obligation  meets the Fund's  quality  standards  by reason of being backed by a letter  of credit  or  guarantee  issued  by a bank  that  meets  those  quality standards.

     Floating rate and variable rate demand notes that have a stated maturity in excess of one year may have  features  that  permit the  holder to  recover  the principal amount of the underlying security at specified intervals not exceeding one year and upon no more than 30 days' notice.  The issuer of that type of note normally has a corresponding  right in its discretion,  after a given period, to prepay  the  outstanding  principal  amount of the note plus  accrued  interest.
Generally  the issuer  must  provide a specified  number of days'  notice to the holder.

          |X|  Inverse  Floaters  and  Other  Derivative  Investments.   Inverse
          floaters may offer  relatively  high current  income,  reflecting  the spread between  short-term and long-term tax exempt interest rates. As long as the municipal yield curve remains  relatively  steep and short term rates remain relatively low, owners of inverse floaters will have the  opportunity to earn interest at  above-market  rates because they receive interest at the higher long-term rates but have paid for bonds with lower  short-term  rates.  If the yield curve flattens and shifts upward,  an  inverse  floater  will lose  value  more  quickly  than a conventional  long-term bond. The Fund will invest in inverse floaters to seek higher  tax-exempt  yields than are available from  fixed-rate bonds that have  comparable  maturities  and credit  ratings.  In some cases,  the holder of an inverse floater may have an option to convert the floater to a fixed-rate bond, pursuant to a "rate-lock" option.

     Some inverse  floaters  have a feature  known as an interest  rate "cap" as part of the terms of the  investment.  Investing in inverse  floaters  that have interest  rate caps might be part of a  portfolio  strategy to try to maintain a high current  yield for the Fund when the Fund has invested in inverse  floaters that  expose  the Fund to the risk of  short-term  interest  rate  fluctuations.
"Embedded"  caps can be used to hedge a portion of the Fund's exposure to rising interest  rates.  When  interest  rates exceed a  pre-determined  rate,  the cap generates additional cash flows that offset the decline in interest rates on the inverse floater,  and the hedge is successful.  However, the Fund bears the risk that if interest rates do not rise above the pre-determined rate, the cap (which is purchased for  additional  cost) will not provide  additional  cash flows and will expire worthless.

     Inverse floaters are a form of derivative investment.  Certain derivatives, such as options,  futures, indexed securities and entering into swap agreements, can be used to  increase or decrease  the Fund's  exposure to changing  security prices,  interest  rates or other  factors that affect the value of  securities.
However,  these  techniques  could result in losses to the Fund,  if the Manager judges  market  conditions  incorrectly  or  employs  a  strategy  that does not correlate  well with the Fund's other  investments.  These  techniques can cause losses if the counterparty does not perform its promises.  An additional risk of investing in municipal securities that are derivative  investments is that their market value could be expected to vary to a much greater  extent than the market value of  municipal  securities  that are not  derivative  investments  but have similar credit quality, redemption provisions and maturities.

          |X|  When-Issued  and  Delayed  Delivery-Transactions.  The  Fund  can
          purchase securities on a "when-issued" basis, and may purchase or sell such  securities  on  a  "delayed-delivery"  basis.  "When-issued"  or
          "delayed-delivery"  refers to securities whose terms and indenture are available and for which a market  exists,  but which are not available for immediate delivery.

     When  such  transactions  are  negotiated  the price  (which  is  generally expressed in yield terms) is fixed at the time the commitment is made.  Delivery and  payment  for the  securities  take  place  at a later  date.  Normally  the settlement  date is within six months of the  purchase  of  municipal  bonds and notes.  However,  the Fund may, from time to time, purchase municipal securities having a settlement  date more than six months and possibly as long as two years or more after the trade date. The securities are subject to change in value from market  fluctuation  during the settlement  period. The value at delivery may be less than the  purchase  price.  For  example,  changes in  interest  rates in a direction other than that expected by the Manager before  settlement will affect the value of such securities and may cause loss to the Fund.

     The Fund will engage in when-issued transactions in order to secure what is considered  to be an  advantageous  price and yield at the time of entering into the  obligation.  When the  Fund  engages  in  when-issued  or  delayed-delivery transactions,  it relies on the buyer or seller, as the case may be, to complete the  transaction.  Their  failure  to do so may  cause  the  Fund  to  lose  the
opportunity   to  obtain  the  security  at  a  price  and  yield  it  considers advantageous.

     When the Fund engages in when-issued and delayed-delivery  transactions, it does so for the purpose of acquiring or selling  securities  consistent with its investment  objective and policies for its portfolio or for delivery pursuant to options  contracts it has entered  into,  and not for the purposes of investment leverage.  Although  the Fund will enter into  when-issued  or  delayed-delivery purchase  transactions  to  acquire  securities,  the  Fund  may  dispose  of  a commitment  prior to settlement.  If the Fund chooses to dispose of the right to acquire a when-issued  security  prior to its  acquisition  or to dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss.

     At the time the Fund makes a commitment to purchase or sell a security on a when-issued or forward commitment basis, it records the transaction on its books and reflects  the value of the security  purchased.  In a sale  transaction,  it records the proceeds to be received,  in  determining  its net asset value.  The
Fund will identify on its books liquid securities at least equal to the value of purchase commitments until the Fund pays for the investment.

     When-issued transactions and forward commitments can be used by the Fund as a defensive technique to hedge against anticipated changes in interest rates and prices.  For instance,  in periods of rising  interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its  exposure  to  anticipated  falling  prices.  In periods of falling  interest  rates  and  rising  prices,  the Fund  might  sell  portfolio securities  and  purchase the same or similar  securities  on a  when-issued  or forward commitment basis, to obtain the benefit of currently higher cash yields.

     |X|  Zero-Coupon  Securities.  The Fund  may buy  zero-coupon  and  delayed interest  municipal  securities.  Zero-coupon  securities  do not make  periodic interest  payments and are sold at a deep  discount  from their face value.  The buyer recognizes a rate of return determined by the gradual  appreciation of the security,  which is redeemed at face value on a specified  maturity  date.  This discount  depends on the time remaining  until  maturity,  as well as prevailing interest  rates,  the  liquidity of the  security and the credit  quality of the issuer.  In the absence of threats to the issuer's credit quality,  the discount typically decreases as the maturity date approaches. Some zero-coupon securities are convertible,  in that they are zero-coupon  securities until a predetermined date, at which time they convert to a security with a specified coupon rate.

     Because zero-coupon  securities pay no interest and compound  semi-annually at the rate fixed at the time of their  issuance,  their value is generally more volatile  than the value of other  debt  securities.  Their  value may fall more dramatically than the value of  interest-bearing  securities when interest rates rise. When prevailing interest rates fall,  zero-coupon  securities tend to rise more rapidly in value because they have a fixed rate of return.

     The  Fund's  investment  in  zero-coupon  securities  may cause the Fund to recognize income and make  distributions to shareholders  before it receives any cash payments on the zero-coupon  investment.  To generate cash to satisfy those distribution  requirements,  the Fund may have to sell portfolio securities that it  otherwise  might  have  continued  to hold or to use cash  flows  from other sources such as the sale of Fund shares.

     |X| Puts and Standby  Commitments.  When the Fund buys a municipal security subject to a standby commitment to repurchase the security, the Fund is entitled to same-day  settlement from the purchaser.  The Fund receives an exercise price equal to the amortized cost of the underlying security plus any accrued interest at the  time of  exercise.  A put  purchased  in  conjunction  with a  municipal security  enables the Fund to sell the  underlying  security  within a specified period of time at a fixed exercise price.

     The Fund might  purchase a standby  commitment or put separately in cash or it might  acquire the security  subject to the standby  commitment  or put (at a price that reflects  that  additional  feature).  The Fund will enter into these transactions  only with banks and  securities  dealers  that,  in the  Manager's opinion,  present minimal credit risks.  The Fund's ability to exercise a put or standby  commitment  will depend on the ability of the bank or dealer to pay for the  securities if the put or standby  commitment  is exercised.  If the bank or dealer should default on its  obligation,  the Fund might not be able to recover all or a  portion  of any  loss  sustained  from  having  to sell  the  security elsewhere.

     Puts  and  standby  commitments  are not  transferable  by the  Fund.  They terminate if the Fund sells the underlying  security to a third party.  The Fund intends to enter into these  arrangements  to  facilitate  portfolio  liquidity, although  such  arrangements  might  enable  the  Fund to sell a  security  at a pre-arranged  price that may be higher than the  prevailing  market price at the time the put or standby commitment is exercised. However, the Fund might refrain
from  exercising  a  put  or  standby   commitment  if  the  exercise  price  is
significantly  higher than the prevailing market price, to avoid imposing a loss on the seller that could jeopardize the Fund's business  relationships  with the seller.

     A put or standby commitment  increases the cost of the security and reduces the yield otherwise  available from the security.  Any consideration paid by the
Fund for the put or standby  commitment will be reflected on the Fund's books as unrealized  depreciation  while the put or  standby  commitment  is held,  and a realized  gain or loss  when the put or  commitment  is  exercised  or  expires.
Interest income received by the Fund from municipal  securities  subject to puts or stand-by  commitments may not qualify as tax exempt in its hands if the terms of the put or  stand-by  commitment  cause the Fund not to be treated as the tax owner of the underlying municipal securities.

     |X|  Repurchase  Agreements.  The Fund may  acquire  securities  subject to repurchase  agreements.  It may do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund  shares,  or  pending  the  settlement  of  portfolio  securities.  In a repurchase  transaction,  the Fund acquires a security from, and  simultaneously resells it to an approved vendor for delivery on an agreed upon future date. The resale  price  exceeds  the  purchase  price  by  an  amount  that  reflects  an agreed-upon  interest rate  effective for the period during which the repurchase agreement is in effect.  Approved vendors include U.S.  commercial  banks,  U.S.
branches of foreign banks or broker-dealers  that have been designated a primary dealer in government  securities,  which meet the credit requirements set by the
Fund's  Manager  from  time to time.  The  Manager  will  monitor  the  vendor's creditworthiness  to  confirm  that the  vendor  is  financially  sound and will continuously  monitor the collateral's value. They must meet credit requirements set by the Manager from time to time.

     The majority of these  transactions run from day to day.  Delivery pursuant to  resale  typically  will  occur  within  one to five  days  of the  purchase.
Repurchase  agreements  having a maturity  beyond  seven days are subject to the
Fund's limits on holding illiquid  investments.  There is no limit on the amount of the Fund's net assets that may be subject to  repurchase  agreements of seven days or less.

     Repurchase agreements,  considered "loans" under the Investment Company Act of 1940 (the  "Investment  Company Act"), are  collateralized  by the underlying security.  The Fund's repurchase  agreements require that at all times while the repurchase  agreement is in effect,  the collateral's value must equal or exceed the repurchase price to fully collateralize the repayment  obligation.  However, if the vendor fails to pay the resale price on the delivery  date,  the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

     Pursuant  to an  Exemptive  Order  issued by the  Securities  and  Exchange
Commission (the "SEC"), the Fund, along with the affiliated  entities managed by the  Manager,  may  transfer  uninvested  cash  balances  into one or more joint repurchase  agreement  accounts.  These  balances  are  invested  in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for  repurchase  agreements are held by a custodian bank until the agreements mature.  Each joint repurchase  arrangement  requires that the market value  of the  collateral  be  sufficient  to cover  payments  of  interest  and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     Borrowing for Leverage.  The Fund has the ability to invest  borrowed funds in  portfolio  securities.  This  speculative  investment  technique is known as
"leverage." Under its fundamental  investment policies,  the Fund may not borrow money,  except to the extent  permitted  under the  Investment  Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute,  rules or  regulations  may be amended or interpreted from time to time.  Currently,  under the Investment  Company Act, a mutual fund may  borrow  only from  banks  and the  maximum  amount  it may  borrow is up to one-third  of  its  total  assets  (including  the  amount  borrowed)  less  all liabilities and indebtedness  other than borrowing.  The Fund may also borrow up to 5% of its total  assets for  temporary  purposes  from any person.  Under the
Investment  Company  Act,  there  is a  rebuttable  presumption  that a loan  is temporary  if it is repaid  within 60 days and not  extended or renewed.  If the value of the Fund's assets fails to meet this 300% asset  coverage  requirement, the Fund will reduce its bank debt within three days to meet the requirement. To do  so,  the  Fund  might  have  to  sell a  portion  of  its  investments  at a disadvantageous time.

     The Fund will pay interest on these loans,  and that interest  expense will raise the  overall  expenses  of the Fund and  reduce  its  returns.  If it does borrow,  its expenses will be greater than  comparable  funds that do not borrow for leverage. Additionally, the fund's net asset value per share might fluctuate more than that of funds that do not borrow.

          |X| Interfund Borrowing and Lending Arrangements.  Consistent with its fundamental  policies and pursuant to an exemptive order issued by the
          SEC,  the Fund may engage in  borrowing  and lending  activities  with other  funds in the  OppenheimerFunds  complex.  Borrowing  money from affiliated  funds may afford the Fund the  flexibility to use the most cost-effective  alternative  to satisfy  its  borrowing  requirements.
          Lending  money to an  affiliated  fund may  allow the Fund to obtain a higher rate of return than it could from interest rates on alternative short-term  investments.  Implementation of interfund lending is being
          accomplished  consistent  with  applicable  regulatory   requirements,
          including the provisions of the SEC order.

               o Interfund  Borrowing.  The Fund will not borrow from affiliated funds unless the terms of the borrowing  arrangement are at least as favorable as the terms the Fund could otherwise negotiate with a third party. To assure that the Fund will not be  disadvantaged by borrowing  from an affiliated  fund,  certain  safeguards  are being  implemented.  Examples  of these  safeguards  include  the following:

               o the Fund will not borrow money from affiliated funds unless the interest rate is more favorable than available bank loan rates;

               o the Fund's  borrowing from affiliated  funds must be consistent with its investment objective and investment policies;

               o the loan rates will be the average of the overnight  repurchase agreement  rate  available  through  the  OppenheimerFunds  joint repurchase agreement account and a pre-established  formula based on quotations  from  independent  banks to approximate the lowest interest rate at which bank loans would be available to the Fund;

               o if the Fund has outstanding borrowings from all sources greater than 10% of its  total  assets,  then the Fund must  secure  each additional  outstanding  interfund  loan  by  segregating  liquid assets of the Fund as collateral;

               o the Fund  cannot  borrow from an  affiliated  fund in excess of
               125% of its total redemptions for the preceding seven days;

               o each interfund loan may be repaid on any day by the Fund; and

               o the Trustees  will be provided  with a report of all  interfund loans and the Trustees will monitor all such borrowings to ensure that the Fund's participation is appropriate.

     There is a risk that a borrowing fund could have a loan called on one days'
notice.  In that  circumstance,  the Fund might have to borrow  from a bank at a higher  interest  cost  if  money  to  lend  were  not  available  from  another
Oppenheimer fund.

               o  Interfund  Lending.  To  assure  that  the  Fund  will  not be disadvantaged  by  making  loans  to  affiliated  funds,  certain safeguards are being  implemented.  Examples of these  safeguards include the following:

               o the Fund will not lend  money to  affiliated  funds  unless the interest rate on such loan is  determined to be reasonable  under the circumstances;

               o the Fund may not make  interfund  loans in excess of 15% of its net assets;

               o an interfund loan to any one  affiliated  fund shall not exceed
               5% of the Fund's net assets;

               o an interfund  loan may not be  outstanding  for more than seven days;

               o each interfund loan may be called on one business day's notice;
               and

               o the Manager will provide the Trustees  reports on all interfund loans demonstrating that the Fund's  participation is appropriate and that the loan is consistent  with its  investment  objectives and policies.

     When the Fund lends assets to another  affiliated fund, the Fund is subject to the risk that the borrowing fund might fail to repay the loan.

               |X| Illiquid Securities. The Fund has percentage limitations that apply to  purchases  of  illiquid  securities,  as  stated in the
               Prospectus.  As a matter of fundamental  policy,  the Fund cannot purchase  any  securities  that are  subject to  restrictions  on resale.

     |X| Loans of Portfolio Securities. To attempt to raise income or raise cash for liquidity purposes,  the Fund may lend its portfolio  securities to brokers, dealers  and  other  financial  institutions  approved  by the  Fund's  Board of
Trustees.  These  loans  are  limited  to not more  than 25% of the value of the
Fund's total assets.  There are risks in connection with securities lending. The
Fund might  experience a delay in receiving  additional  collateral  to secure a loan, or a delay in recovery of the loaned  securities.  The Fund presently does not intend to engage in loans of securities  that will exceed 5% of the value of the Fund's total assets in the coming year.  Income from  securities  loans does not  constitute  exempt-interest  income for the  purpose  of paying  tax-exempt dividends.

     The Fund must  receive  collateral  for a loan.  Under  current  applicable regulatory  requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash, bank letters of credit,  securities of the U.S. government or its agencies or  instrumentalities,  or other cash  equivalents  in which the
Fund is permitted to invest.  To be acceptable as collateral,  letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

     When it lends securities,  the Fund receives amounts equal to the dividends or  interest  on the  loaned  securities,  It also  receives  one or more of (a)
negotiated  loan fees, (b) interest on securities  used as  collateral,  and (c)
interest on  short-term  debt  securities  purchased  with the loan  collateral.
Either  type of  interest  may be  shared  with the  borrower.  The Fund may pay reasonable  finder's,  administrative  or other  fees in  connection  with these loans.  The terms of the  Fund's  loans  must meet  applicable  tests  under the
Internal Revenue Code and must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

     |X|  Hedging.  The Fund may use  hedging  to  attempt  to  protect  against declines  in the  market  value of its  portfolio,  to permit the Fund to retain unrealized gains in the value of portfolio securities that have appreciated,  or to facilitate selling securities for investment reasons. To do so, the Fund may:

     |_| sell interest rate futures or municipal bond index futures,

     |_| buy puts on such futures or securities, or

     |_|  write  covered  calls  on  securities,  broadly-based  municipal  bond indices,  interest rate futures or municipal  bond index  futures.  Covered calls may also be written on debt  securities  to attempt to  increase  the
     Fund's  income,  but that income would not be  tax-exempt.  Therefore it is unlikely that the Fund would write covered calls for that purpose.

     The  Fund  may  also  use  hedging  to  establish  a  position  in the debt securities  market as a temporary  substitute  for  purchasing  individual  debt securities. In that case the Fund will normally seek to purchase the securities, and then terminate  that hedging  position.  For this type of hedging,  the Fund may:

|_|      buy interest rate futures or municipal bond index futures, or

|_|      buy calls on such futures or on securities.

     The Fund is not  obligated  to use hedging  instruments,  even though it is permitted  to use them in the  Manager's  discretion,  as described  below.  The
Fund's  strategy  of  hedging  with  futures  and  options  on  futures  will be incidental to the Fund's  investment  activities in the underlying  cash market.
The particular  hedging  instruments the Fund can use are described  below.  The
Fund may employ new hedging  instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment  objective and are permissible under applicable regulations governing the Fund.

               |X| Futures. The Fund may buy and sell futures contracts relating to debt securities (these are called "interest rate futures"), on individual  stock  ("single  stock  futures") and municipal  bond
               indices   (these  are  referred  to  as  "municipal   bond  index
               futures").

     An interest rate future  obligates the seller to deliver (and the purchaser to  take)  cash or a  specific  type of debt  security  to  settle  the  futures transaction.  Either party could also enter into an offsetting contract to close out the futures position.

     Similarly,  a single stock future  obligates the seller to deliver (and the purchaser  to take) cash or a  specified  equity  security to settle the futures transaction.  Either party could also enter into an offsetting contract to close out the  position.  Single  stock  futures  trade on a very  limited  number  of exchanges, with contracts typically not fungible among the exchanges.

     A "municipal bond index" assigns  relative values to the municipal bonds in the index, and is used as the basis for trading long-term municipal bond futures contracts.  Municipal  bond index  futures are similar to interest  rate futures except that  settlement is made only in cash. The obligation  under the contract may also be satisfied by entering into an offsetting  contract.  The  strategies which the Fund  employs in using  municipal  bond index  futures  are similar to those with regard to interest rate futures.

     Upon  entering  into a futures  transaction,  the Fund will be  required to deposit an initial margin payment in cash or U.S. government securities with the futures commission merchant (the "futures broker"). Initial margin payments will be deposited  with the Fund's  custodian  bank in an account  registered  in the futures  broker's  name.  However,  the  futures  broker can gain access to that account  only under  certain  specified  conditions.  As the future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value,  subsequent margin payments,  called variation margin, will be paid to or by the futures broker daily.

     At any time prior to the  expiration  of the future,  the Fund may elect to close out its  position  by taking an  opposite  position  at which time a final determination  of variation margin is made and additional cash is required to be paid by or released to the Fund.  Any gain or loss is then  realized by the Fund on the future for tax  purposes.  Although  Interest Rate Futures by their terms call for  settlement  by the  delivery  of debt  securities,  in most  cases the obligation  is fulfilled  without such  delivery by entering  into an offsetting transaction.  All futures  transactions  are effected  through a clearing  house associated with the exchange on which the contracts are traded.

     The Fund may  concurrently  buy and sell  futures  contracts  in a strategy anticipating  that the future the Fund  purchased  will perform  better than the future the Fund sold. For example, the Fund might buy municipal bond futures and concurrently  sell U.S.  Treasury Bond futures (a type of interest rate future).
The Fund would benefit if municipal bonds  outperform  U.S.  Treasury Bonds on a duration-adjusted basis.

     Duration is a volatility  measure  that refers to the  expected  percentage change in the value of a bond resulting from a change in general  interest rates
(measured  by each 1%  change  in the rates on U.S.  Treasury  securities).  For example,  if a bond has an effective  duration of three years,  a 1% increase in general  interest  rates  would be  expected  to cause  the value of the bond to decline about 3%. There are risks that this type of futures strategy will not be successful.  U.S.  Treasury  bonds might perform  better on a  duration-adjusted basis than municipal  bonds,  and the assumptions  about duration that were used might be incorrect (in this case,  the duration of municipal  bonds  relative to
U.S. Treasury Bonds might have been greater than anticipated).

     |X| Put and Call  Options.  The Fund may buy and sell certain  kinds of put options (puts) and call options (calls). These strategies are described below.

     |_| Writing  Covered Call Options.  The Fund may write (that is, sell) call options. The Fund's call writing is subject to a number of restrictions:

               (1) After the Fund writes a call, not more than 25% of the Fund's total assets may be subject to calls.

               (2)  Calls the Fund  sells  must be  listed  on a  securities  or commodities exchange or quoted on NASDAQ, the automated quotation system  of  The  Nasdaq  Stock  Market,  Inc.  or  traded  in the over-the-counter market.

               (3) Each  call  the Fund  writes  must be  "covered"  while it is outstanding. That means the Fund must own the investment on which the call was written.

               (4) The Fund may write calls on futures  contracts whether or not it owns them.

     When the Fund writes a call on a security,  it receives  cash (a  premium).
The  Fund  agrees  to  sell  the  underlying  investment  to  a  purchaser  of a corresponding  call on the  same  security  during  the call  period  at a fixed exercise price  regardless of market price changes  during the call period.  The call period is usually not more than nine months.  The exercise price may differ from the market price of the underlying security. The Fund has retained the risk of loss that the price of the  underlying  security may decline  during the call period. That risk may be offset to some extent by the premium the Fund receives.
If the value of the investment  does not rise above the call price, it is likely that the call will lapse  without being  exercised.  In that case the Fund would keep the cash premium and the investment.

     The  Fund's  custodian  bank,  or a  securities  depository  acting for the custodian  bank,  will act as the Fund's escrow agent through the  facilities of the Options  Clearing  Corporation  ("OCC"),  as to the investments on which the
Fund has written calls traded on  exchanges,  or as to other  acceptable  escrow securities.  In that way, no margin will be required for such transactions.  OCC will release the  securities  on the  expiration of the calls or upon the Fund's entering into a closing purchase transaction.

     When the Fund writes an over-the-counter ("OTC") option, it will enter into an  arrangement  with a primary  U.S.  government  securities  dealer which will establish  a formula  price at which the Fund  will have the  absolute  right to repurchase  that OTC option.  The formula  price would  generally  be based on a multiple of the premium  received  for the option,  plus the amount by which the option is exercisable  below the market price of the  underlying  security (that is, the option is  "in-the-money").  When the Fund writes an OTC option, it will treat as illiquid (for purposes of its  restriction on illiquid  securities) the mark-to-market  value of any OTC option held by it, unless the option is subject to a buy-back  agreement by the executing broker.  The SEC is evaluating whether
OTC options  should be considered  liquid  securities.  The procedure  described above could be affected by the outcome of that evaluation.

     To terminate its obligation on a call it has written, the Fund may purchase a corresponding  call in a "closing  purchase  transaction."  The Fund will then realize a profit or loss,  depending  upon  whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote was more or less  than the  price of the call the Fund  purchased  to close  out the transaction.  A profit  may also be  realized  if the call  lapses  unexercised, because the Fund retains the underlying investment and the premium received. Any such profits are considered  short-term  capital gains for federal tax purposes, as are premiums on lapsed calls.  When  distributed by the Fund they are taxable as ordinary income.

     The Fund may also  write  calls on  futures  contracts  without  owning the futures contract or securities  deliverable under the contract. To do so, at the time the call is written,  the Fund must cover the call by segregating in escrow an equivalent dollar value of liquid assets. The Fund will segregate  additional liquid  assets if the  value of the  escrowed  assets  drops  below  100% of the current  value  of  the  future.  Because  of  this  escrow  requirement,  in no circumstances  would the Fund's receipt of an exercise  notice as to that future put the Fund in a "short" futures position.

     |_| Writing Put Options.  The Fund can sell put options on debt securities, broadly-based  securities  indices,  futures, or foreign currency options. A put option on securities  gives the purchaser the right to sell,  and the writer the obligation to buy, the  underlying  investment at the exercise  price during the option period.  A put written on debt  securities  must be covered by segregated liquid  assets and the Fund cannot write puts if, as a result,  more than 50% of the Fund's net  assets  would be  required  to be  segregated  to cover such put options.

     If the  Fund  writes  a put,  the put  must be  covered  by  liquid  assets identified on the Fund's books. The premium the Fund receives from writing a put represents a profit, as long as the price of the underlying  investment  remains equal to or above the exercise price of the put. However,  the Fund also assumes the obligation  during the option period to buy the underlying  investment  from the buyer of the put at the exercise price,  even if the value of the investment falls below the exercise price.

     If a put the Fund has written expires unexercised, the Fund realizes a gain in the amount of the premium less the transaction costs incurred.  If the put is exercised,  the Fund must  fulfill its  obligation  to purchase  the  underlying investment  at the exercise  price.  That price will  usually  exceed the market value of the investment at that time. In that case, the Fund may incur a loss if it sells the  underlying  investment.  That loss will be equal to the sum of the sale price of the underlying  investment and the premium  received minus the sum of the exercise price and any transaction costs the Fund incurred.

     When writing a put option on a security,  to secure its  obligation  to pay for the  underlying  security the Fund will identify  liquid assets on its books with a value  equal to or  greater  than the  exercise  price of the  underlying securities.  The  Fund  therefore  forgoes  the  opportunity  of  investing  the segregated assets or writing calls against those assets.

     As long as the Fund's  obligation  as the put writer  continues,  it may be assigned an exercise notice by the broker-dealer through which the put was sold.
That notice will require the Fund to take  delivery of the  underlying  security and pay the exercise price. The Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put.
That obligation terminates upon expiration of the put. It may also terminate if, before it receives  an  exercise  notice,  the Fund  effects a closing  purchase transaction by purchasing a put of the same series as it sold. Once the Fund has
been  assigned  an  exercise  notice,   it  cannot  effect  a  closing  purchase
transaction.

     The Fund may decide to effect a closing  purchase  transaction to realize a profit on an outstanding  put option it has written or to prevent the underlying security  from being put.  Effecting a closing  purchase  transaction  will also permit  the Fund to write  another  put option on the  security,  or to sell the security and use the proceeds from the sale for other investments. The Fund will realize  a profit  or loss  from a closing  purchase  transaction  depending  on whether the cost of the  transaction  is less or more than the premium  received from  writing  the put option.  Any profits  from  writing  puts are  considered short-term  capital gains for federal tax purposes,  and when distributed by the
Fund, are taxable as ordinary income.

     |_| Purchasing  Puts and Calls.  The Fund may buy calls only on securities, broadly-based municipal bond indices,  municipal bond index futures and interest rate  futures.  It may also buy  calls to close  out a call it has  written,  as discussed  above.  Calls  the  Fund  buys  must be  listed  on a  securities  or commodities  exchange,  or quoted on NASDAQ,  or traded in the  over-the-counter market.  A call or put option may not be purchased  if the purchase  would cause the  value of all the  Fund's  put and call  options  to  exceed 5% of its total assets.

     When  the  Fund  purchases  a  call  (other  than  in  a  closing  purchase transaction),  it pays a premium. For calls on securities that the Fund buys, it has the right to buy the underlying  investment from a seller of a corresponding call on the same  investment  during the call period at a fixed exercise  price.
The Fund  benefits  only if (1) the call is sold at a profit  or (2) the call is exercised when the market price of the underlying investment is above the sum of the exercise price plus the transaction  costs and premium paid for the call. If the call is not either  exercised or sold (whether or not at a profit),  it will become  worthless at its  expiration  date.  In that case the Fund will lose its premium payment and the right to purchase the underlying investment.

     Calls on municipal  bond indices,  interest rate futures and municipal bond index  futures  are settled in cash rather  than by  delivering  the  underlying investment.  Gain or loss depends on changes in the  securities  included in the index in question  (and thus on price  movements in the debt  securities  market generally) rather than on changes in price of the individual futures contract.

     The Fund may buy only those puts that  relate to  securities  that the Fund owns,  broadly-based  municipal  bond indices,  municipal  bond index futures or interest rate futures  (whether or not the Fund owns the futures).  The Fund may not sell puts other than puts it has previously purchased.

     When the Fund  purchases  a put,  it pays a premium.  The Fund then has the right to sell the underlying  investment to a seller of a  corresponding  put on the same  investment  during the put period at a fixed exercise  price.  Puts on municipal  bond  indices are settled in cash.  Buying a put on a debt  security, interest rate future or municipal  bond index future the Fund owns enables it to protect  itself  during  the put  period  against a decline  in the value of the underlying  investment  below the  exercise  price.  If the market  price of the underlying  investment  is equal to or above the exercise  price and as a result the put is not  exercised  or  resold,  the put  will  become  worthless  at its expiration  date.  In that case the Fund will lose its  premium  payment and the right to sell the underlying  investment.  A put may be sold prior to expiration
(whether or not at a profit).

               |X| Risks of Hedging with Options and Futures. The use of hedging instruments  requires  special skills and knowledge of investment techniques  that are  different  than what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions  incorrectly,  hedging strategies may reduce the Fund's returns.

     The Fund's option  activities  may affect its  portfolio  turnover rate and brokerage  commissions.  The exercise of calls written by the Fund may cause the
Fund to sell related  portfolio  securities,  thus increasing its turnover rate.
The exercise by the Fund of puts on securities will cause the sale of underlying investments,  increasing  portfolio  turnover.  Although the decision whether to exercise a put it holds is within the Fund's control,  holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

     The Fund may pay a  brokerage  commission  each time it buys a call or put, sells a call or put, or buys or sells an  underlying  investment  in  connection with the exercise of a call or put. Such commissions may be higher on a relative basis than the  commissions  for  direct  purchases  or sales of the  underlying investments. Premiums paid for options are small in relation to the market value of the underlying  investments.  Consequently,  put and call options offer large amounts of leverage.  The leverage offered by trading in options could result in the Fund's net asset value being more  sensitive  to changes in the value of the underlying investment.

     If a covered call written by the Fund is  exercised on an  investment  that has increased in value,  the Fund will be required to sell the investment at the call  price.  It will not be able to realize  any profit if the  investment  has increased in value above the call price.

     There is a risk in using short hedging by selling interest rate futures and municipal  bond index  futures or purchasing  puts on municipal  bond indices or futures  to  attempt  to  protect  against  declines  in the value of the Fund's securities.  The risk is that the prices of such futures or the applicable index will  correlate  imperfectly  with the  behavior  of the cash (that is,  market)
prices of the Fund's securities. It is possible for example, that while the Fund has used hedging  instruments  in a short hedge,  the market may advance and the value of debt  securities  held in the Fund's  portfolio  may  decline.  If that occurred,  the  Fund  would  lose  money  on the  hedging  instruments  and also experience a decline in value of its debt securities.  However, while this could occur over a brief  period or to a very small  degree,  over time the value of a diversified portfolio of debt securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

     The risk of  imperfect  correlation  increases  as the  composition  of the
Fund's portfolio diverges from the securities  included in the applicable index.
To compensate  for the imperfect  correlation  of movements in the price of debt securities  being hedged and movements in the price of the hedging  instruments, the Fund may use hedging  instruments in a greater dollar amount than the dollar amount  of debt  securities  being  hedged.  It  might  do so if the  historical volatility of the prices of the debt securities being hedged is greater than the historical volatility of the applicable index.

     The ordinary  spreads  between  prices in the cash and futures  markets are subject to distortions  due to differences in the natures of those markets.  All
participants   in  the  futures  markets  are  subject  to  margin  deposit  and
maintenance   requirements.   Rather  than  meeting  additional  margin  deposit
requirements,  investors  may close out  futures  contracts  through  offsetting transactions  which could distort the normal  relationship  between the cash and futures markets. From the point of view of speculators, the deposit requirements in the  futures  markets  are  less  onerous  than  margin  requirements  in the securities  markets.  Therefore,  increased  participation by speculators in the futures markets may cause temporary price distortions.

     The Fund  may use  hedging  instruments  to  establish  a  position  in the municipal  securities  markets as a  temporary  substitute  for the  purchase of individual  securities  (long  hedging).  It is  possible  that the  market  may decline.  If the Fund then concludes not to invest in such securities because of concerns that there may be further market decline or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the purchase price of the securities.

     An  option  position  may be  closed  out  only on a market  that  provides secondary  trading for options of the same series.  There is no assurance that a liquid  secondary market will exist for a particular  option.  If the Fund could not effect a closing  purchase  transaction due to a lack of a market,  it would have to hold the callable investment until the call lapsed or was exercised. The
Fund might experience  losses if it could not close out a position because of an illiquid market for a future or option.

     |X| Interest Rate Swap Transactions. In an interest rate swap, the Fund and another  party  exchange  their  right to  receive  or their  obligation  to pay interest on a security.  For example,  they may swap a right to receive floating rate  payments  for fixed  rate  payments.  The Fund  enters  into swaps only on securities it owns.  The Fund may not enter into swaps with respect to more than
25% of its total assets.  Also, the Fund will  segregate  liquid assets (such as cash or U.S.  government  securities)  to cover any  amounts  it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed. Income from interest rate swaps may be taxable.

     Swap agreements  entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will have been greater than those received by
it. Credit risk arises from the possibility that the counterparty  will default.
If the  counterparty  to an interest  rate swap  defaults,  the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received. The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

     The Fund will enter into swap transactions with appropriate  counterparties pursuant to master netting agreements.  A master netting agreement provides that all swaps done between the Fund and that counterparty under the master agreement shall be regarded as parts of an integral agreement.  If on any date amounts are payable under one or more swap transactions, the net amount payable on that date shall be paid. In addition, the master netting agreement may provide that if one party  defaults  generally or on one swap,  the  counterparty  may terminate the swaps with that party.  Under master netting  agreements,  if there is a default resulting  in a loss to one  party,  that  party's  damages  are  calculated  by reference to the average cost of a  replacement  swap with respect to each swap.
The  gains  and  losses on all  swaps  are then  netted,  and the  result is the counterparty's gain or loss on termination. The termination of all swaps and the netting  of  gains  and  losses  on  termination  is  generally  referred  to as
"aggregation."

     |X| Regulatory  Aspects of Hedging  Instruments.  The  Commodities  Futures
Trading  Commission  (the "CFTC")  recently  eliminated  limitations  on futures trading by certain regulated entities including registered  investment companies and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the Fund claims an exclusion from regulation as a commodity pool operator.  The Fund has claimed such an exclusion from registration as a commodity pool operator under the Commodity  Exchange Act
("CEA").  The Fund may use futures  and  options  for  hedging  and  non-hedging purposes to the extent consistent with its investment  objective,  internal risk management  guidelines  adopted by the Fund's investment advisor (as they may be amended from time to time), and as otherwise set forth in the Fund's  prospectus or this statement of additional information.

     Transactions in options by the Fund are subject to limitations  established by the option exchanges.  The exchanges limit the maximum number of options that may be  written or held by a single  investor  or group of  investors  acting in concert.  Those limits apply  regardless  of whether the options were written or purchased  on the  same  or  different  exchanges,  or are  held  in one or more accounts  or through  one or more  different  exchanges  or through  one or more brokers.  Thus,  the  number of  options  that the Fund may write or hold may be affected  by  options  written  or  held  by  other  entities,  including  other investment  companies having the same adviser as the Fund (or an adviser that is an affiliate of the Fund's  adviser).  The exchanges also impose position limits on futures  transactions.  An exchange  may order the  liquidation  of positions found to be in violation of those limits and may impose certain other sanctions.

     Under the Investment  Company Act, when the Fund purchases an interest rate future  or  municipal  bond  index  future,  it must  maintain  cash or  readily marketable short-term debt instruments in an amount equal to the market value of the investments underlying the future, less the margin deposit applicable to it.
The account must be a segregated account or accounts held by its custodian bank.

               |X| Temporary Defensive and Interim  Investments.  The securities the Fund may invest in for temporary  defensive  purposes include the following:

               |_| short-term municipal securities;

               |_|  obligations  issued or guaranteed by the U.S.  government or its agencies or instrumentalities;

               |_|  corporate  debt  securities  rated within the three  highest grades by a nationally recognized rating agency;

               |_| commercial  paper rated "A-1" by S&P, or a comparable  rating by another nationally recognized rating agency; and

               |_|  certificates  of deposit of domestic banks with assets of $1 billion or more.

     Portfolio Turnover. A change in the securities held by the Fund from buying and selling  investments is known as "portfolio  turnover."  Short-term  trading increases  the  rate  of  portfolio  turnover  and  could  increase  the  Fund's transaction  costs.  However,  the Fund ordinarily incurs little or no brokerage expense because most of the Fund's  portfolio  transactions are principal trades that do not require payment of brokerage commissions.

     The Fund ordinarily does not trade securities to achieve short-term capital gains,  because they would not be tax-exempt  income.  To a limited degree,  the
Fund may engage in short-term trading to attempt to take advantage of short-term market variations. It may also do so to dispose of a portfolio security prior to its maturity. That might be done if, on the basis of a revised credit evaluation of the  issuer  or other  considerations,  the Fund  believes  such  disposition advisable  or it needs to  generate  cash to  satisfy  requests  to redeem  Fund shares.  In those  cases,  the Fund may  realize a  capital  gain or loss on its investments.  The Fund's annual portfolio turnover rate normally is not expected to exceed 100%.

               |X| Taxable  Investments.  While the Fund can invest up to 20% of its total assets in investments  that generate  income subject to income  taxes,  it  does  not  anticipate  investing  substantial amounts of its assets in taxable  investments under normal market conditions  or as  part  of its  normal  trading  strategies  and policies.  To the extent it invests  in taxable  securities,  the
               Fund would not be able to meet its  objective  of  providing  tax exempt income to its shareholders.  Taxable investments  include, for example, hedging instruments, repurchase agreements, and many of the  types of  securities  the Fund  would  buy for  temporary defensive purposes.  The Fund can invest in short-term  municipal securities for defensive purposes.

Investment Restrictions

               |X| What Are  "Fundamental  Policies?"  Fundamental  policies are
               those   policies   that  the  Fund  has  adopted  to  govern  its
               investments  that can be changed only by the vote of a "majority"
               of the Fund's outstanding voting securities. Under the Investment
               Company Act, such a "majority" vote is defined as the vote of the holders of the lesser of:

               |_| 67% or more of the shares  present or represented by proxy at a  shareholder  meeting,  if the  holders of more than 50% of the outstanding  shares are present or represented  by proxy,  or

     |_| more than 50% of the outstanding shares.

               The Fund's investment  objective is a fundamental  policy.  Other policies  described  in  the  Prospectus  or  this  Statement  of
               Additional   Information  are  "fundamental"  only  if  they  are
               identified  as such.  The  Fund's  Board of  Trustees  can change non-fundamental  policies without shareholder approval.  However, significant  changes to investment  policies will be described in supplements  or updates to the  Prospectus  or this  Statement of
               Additional   Information,   as   appropriate.   The  Fund's  most
               significant investment policies are described in the Prospectus.

               |X| Does the  Fund  Have  Additional  Fundamental  Policies?  The
               following investment restrictions are fundamental policies of the
               Fund:

               |_| The Fund cannot  invest in  securities  or other  investments
               other  than  municipal  securities,   the  temporary  investments
               described  in  its  Prospectus,  repurchase  agreements,  covered
               calls,   private  activity   municipal   securities  and  hedging
               instruments  described in "About the Fund" in the  Prospectus  or this Statement of Additional Information.

               |_| The Fund cannot make  loans,  except to the extent  permitted under  the  Investment  Company  Act,  the  rules or  regulations thereunder or any exemption  therefrom  that is applicable to the
               Fund, as such  statute,  rules or  regulations  may be amended or interpreted from time to time.

               |_| The Fund may not borrow money, except to the extent permitted under  the  Investment  Company  Act,  the  rules or  regulations thereunder or any exemption  therefrom  that is applicable to the
               Fund, as such  statute,  rules or  regulations  may be amended or interpreted from time to time.

               |_| The Fund cannot invest 25% or more of its total assets in any one industry.  That limit does not apply to securities  issued or
               guaranteed   by  the  U.S.   government   or  its   agencies  and
               intrumentalities  or securities  issued by investment  companies.
               Nor does that limit apply to municipal  securities  in general or to California Municipal Securities.

               |_| The Fund cannot invest in real estate,  physical  commodities or commodity contracts,  except to the extent permitted under the
               Investment  Company Act, the rules or  regulations  thereunder or any exemption  therefrom,  as such statute,  rules or regulations may be amended or interpreted from time to time.

               |_| The Fund cannot underwrite securities or invest in securities that are subject to restrictions on resale.

     The Fund cannot invest in securities of other investment companies,  except to the  extent  permitted  under  the  Investment  Company  Act,  the  rules and regulations  thereunder or any exemption therefrom,  as such statute,  rules and regulations may be amended or interpreted from time to time.

               |_| The Fund  cannot  buy or sell  futures  contracts  other than interest rate futures and municipal bond index futures.

     The Fund  currently  has an operating  policy  (which is not a  fundamental policy but will not be changed without the approval of a shareholder  vote) that prohibits the Fund from issuing senior securities.  However, the policy does not prohibit  certain  activities  that are permitted by the Fund's other  policies, including  borrowing  money for  emergency  purposes as  permitted  by its other investment policies and applicable  regulations,  entering into delayed-delivery and when-issued arrangements for portfolio securities transactions, and entering into contracts to buy or sell derivatives, hedging instruments, options, futures and the related margin,  collateral or escrow  arrangements  permitted under its other investment policies.

     Unless the Prospectus or Statement of Additional  Information states that a percentage  restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment (except in the case of borrowing and investments in illiquid securities). In that case the Fund need not sell securities to meet the percentage limits if the value of the investment  increases in proportion to the size of the Fund.

               Non-Diversification  of  the  Fund's  Investments.  The  Fund  is
               "non-diversified" as defined in the Investment Company Act. Funds that are diversified have restrictions against investing too much of their assets in the securities of any one "issuer." That means that the Fund can invest more of its assets in the  securities of a single issuer than a fund that is diversified.

     Being  non-diversified  poses additional  investment risks,  because if the
Fund  invests  more of its assets in fewer  issuers,  the value of its shares is subject to greater  fluctuations  from adverse  conditions  affecting any one of those issuers. However, the Fund does limit its investments in the securities of any one issuer to qualify for tax purposes as a "regulated  investment  company"
under the Internal Revenue Code. By qualifying,  it does not have to pay federal income taxes if more than 90% of its earnings are  distributed to  shareholders.
To qualify, the Fund must meet a number of conditions.  First, not more than 25%
of the market value of the Fund's total assets may be invested in the securities of a single issuer. Second, with respect to 50% of the market value of its total assets,  (1) no more  than 5% of the  market  value of its total  assets  may be invested in the  securities  of a single  issuer,  and (2) the Fund must not own more than 10% of the outstanding voting securities of a single issuer.

     The  identification  of the issuer of a municipal  security  depends on the terms and conditions of the security. When the assets and revenues of an agency, authority,  instrumentality  or other  political  subdivision  are separate from those of the  government  creating  it and the  security  is backed  only by the assets and revenues of the subdivision,  agency,  authority or  instrumentality, the latter would be deemed to be the sole issuer.  Similarly,  if an  industrial
development   bond  is  backed   only  by  the  assets  and   revenues   of  the
non-governmental  user,  then that user  would be deemed to be the sole  issuer.
However,  if in  either  case  the  creating  government  or some  other  entity guarantees a security, the guarantee would be considered a separate security and would be treated as an issue of such government or other entity.

               Applying the Restriction Against Concentration.  To implement its policy not to concentrate its  investments,  the Fund has adopted the  industry  classifications  set forth in  Appendix  B to this
               Statement   of    Additional    Information.    Those    industry
               classifications are not a fundamental policy.

     In implementing the Fund's policy not to concentrate its  investments,  the
Manager  will  consider  a  non-governmental  user  of  facilities  financed  by industrial  development  bonds as being in a particular  industry.  That is done even  though  the bonds are  municipal  securities,  as to which the Fund has no
concentration  limitation.   Although  this  application  of  the  concentration
restriction  is not a  fundamental  policy of the Fund,  it will not be  changed without shareholder approval.

How the Fund is Managed

               Organization   and   History.    The   Fund   is   an   open-end,
               non-diversified  management  investment company with an unlimited number of authorized shares of beneficial interest.  The Fund was organized as a Massachusetts business trust in July 1988.

               |X|  Classes of Shares.  The  Trustees  are  authorized,  without shareholder approval, to create new series and classes of shares.
               The  Trustees  may  reclassify  unissued  shares of the Fund into additional  series or classes of shares.  The  Trustees  also may divide or combine  the shares of a class into a greater or lesser number of shares without  changing the  proportionate  beneficial interest  of a  shareholder  in the  Fund.  Shares  do  not  have cumulative  voting rights or preemptive or  subscription  rights.
               Shares  may  be  voted  in  person  or by  proxy  at  shareholder meetings.

               The Fund currently has three classes of shares:  Class A, Class B and Class C. All classes invest in the same investment portfolio.
               Each class of shares:

     o has its own dividends and  distributions,

     o pays certain expenses which may be different for the different classes,

     o may have a different net asset value,

     o may have  separate  voting  rights on matters in which  interests  of one class are different from interests of another class, and

     o votes as a class on matters that affect that class alone.

     Shares are freely  transferable,  and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted  to the vote of  shareholders.  Each share of the Fund  represents  an interest in the Fund  proportionately  equal to the interest of each other share of the same class.

               |X| Meetings of Shareholders.  As a Massachusetts business trust, the  Fund is not  required  to  hold,  and does not plan to hold, regular annual meetings of shareholders,  but may do so from time to time on  important  matters or when  required  to do so by the
               Investment Company Act or other applicable law. Shareholders have the right, upon a vote or declaration in writing of two-thirds of the  outstanding  shares of the Fund,  to remove a Trustee  or to take other action described in the Fund's Declaration of Trust.

     The Trustees will call a meeting of  shareholders to vote on the removal of a  Trustee  upon  the  written  request  of  the  record  holders  of 10% of its outstanding  shares.  If the  Trustees  receive  a  request  from  at  least  10 shareholders  stating that they wish to communicate  with other  shareholders to request a meeting to remove a Trustee,  the  Trustees  will then either make the
Fund's shareholder list available to the applicants or mail their  communication to all other shareholders at the applicants'  expense.  The shareholders  making the request  must have been  shareholders  for at least six months and must hold shares of the Fund valued at $25,000 or more or  constituting at least 1% of the
Fund's outstanding  shares. The Trustees may also take other action as permitted by the Investment Company Act.

               |X| Shareholder and Trustee Liability.  The Fund's Declaration of
               Trust  contains an express  disclaimer of  shareholder or Trustee liability  for  the  Fund's  obligations.  It also  provides  for indemnification  and  reimbursement of expenses out of the Fund's property  for any  shareholder  held  personally  liable  for its obligations.  The  Declaration  of Trust  also  states  that upon request,  the Fund  shall  assume  the  defense of any claim made against a  shareholder  for any act or obligation of the Fund and shall  satisfy  any  judgment on that  claim.  Massachusetts  law permits a shareholder  of a business  trust (such as the Fund) to
               be  held   personally   liable  as  a  "partner"   under  certain
               circumstances.  However,  the risk that a Fund  shareholder  will incur financial loss from being held liable as a "partner" of the
               Fund is limited to the relatively  remote  circumstances in which the Fund would be unable to meet its obligations.

     The Fund's  contractual  arrangements  state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its Declaration of
Trust to look solely to the assets of the Fund for  satisfaction of any claim or demand  that may arise out of any  dealings  with the  Fund.  Additionally,  the
Trustees  shall have no personal  liability  to any such  person,  to the extent permitted by law.

               Board of Trustees and Oversight Committees.  The Fund is governed by a Board of Trustees,  which is responsible  for protecting the interests of shareholders  under  Massachusetts law. The Trustees meet  periodically  throughout  the year to  oversee  the  Fund's activities, review its performance, and review the actions of the
               Manager.

     The Board of Trustees  has an Audit  Committee,  a  Regulatory  & Oversight
Committee, a Governance Committee and a Proxy Committee.  The Audit Committee is
comprised solely of Independent Trustees. The members of the Audit Committee are
Joel Motley  (Chairman),  Edward V. Regan,  Kenneth Randall and Mary Miller. The
Audit  Committee  held 6 meetings  during the Fund's  fiscal year ended July 31,
2004. The Audit Committee provides the Board with recommendations  regarding the selection of the Fund's independent registered public accounting firm. The Audit
Committee  also  reviews  the scope and  results  of audits  and the audit  fees
charged,   reviews  reports  from  the  Fund's  independent   registered  public
accounting  firm  concerning  the Fund's  internal  accounting  procedures,  and controls and reviews  reports of the  Manager's  internal  auditor,  among other duties as set forth in the Committee's charter.

     The members of the  Regulatory  & Oversight  Committee  are Robert G. Galli
(Chairman),  Joel  Motley and  Phillip  Griffiths.  The  Regulatory  & Oversight
Committee held 6 meetings during the Fund's fiscal year ended July 31, 2004. The
Regulatory  &  Oversight  Committee  evaluates  and  reports to the Board on the
Fund's  contractual   arrangements,   including  the  Investment   Advisory  and
Distribution  Agreements,   transfer  and  shareholder  service  agreements  and
custodian  agreements as well as the policies and procedures adopted by the Fund to comply with the Investment  Company Act and other applicable law, among other duties as set forth in the Committee's charter.

     The members of the  Regulatory  & Oversight  Committee  are Robert G. Galli
(Chairman),  Joel Motley and Phillip Griffiths.  The Governance Committee held 5 meetings  during the Fund's  fiscal  year ended July 31,  2004.  The  Governance
Committee reviews the Fund's governance  guidelines,  the adequacy of the Fund's
Codes  of  Ethics,  and  develops   qualification  criteria  for  Board  members
consistent with the Fund's governance  guidelines,  among other duties set forth in the Committee's charter.

     The members of the Proxy Committee are Edward V. Regan (Chairman),  Russell
S. Reynolds Jr. and John V. Murphy.  The Proxy  Committee  held 1 meeting during the Fund's  fiscal year ended July 31, 2004.  The Proxy  Committee  provides the
Board with  recommendations  for proxy voting and  monitors  proxy voting by the
Fund.

               Trustees and Officers of the Fund. Except for Mr. Murphy, each of the Trustees is an  "Independent  Trustee"  under the  Investment
               Company Act. Mr. Murphy is an "Interested Trustee," because he is affiliated  with the  Manager  by virtue of his  positions  as an officer and director of the Manager,  and as a shareholder of its parent company.

     The Fund's Trustees and officers and their positions held with the Fund and length of  service  in such  position(s)  and their  principal  occupations  and business  affiliations during the past five years are listed in the chart below.
The information for the Trustees also includes the dollar range of shares of the
Fund as well as the aggregate dollar range of shares  beneficially  owned in any of the Oppenheimer funds overseen by the Trustees.  All of the Trustees are also trustees or  directors  of the  following  publicly  offered  Oppenheimer  funds
(referred to as "Board I Funds"):

Oppenheimer AMT-Free Municipals           Oppenheimer Global Fund
Oppenheimer AMT-Free New York Municipals  Oppenheimer Global Opportunities Fund
Oppenheimer California Municipal Fund     Oppenheimer Gold & Special
                                                Minerals Fund
Oppenheimer Balanced Fund                 Oppenheimer Growth Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer International Growth Fund
Oppenheimer Capital Preservation Fund     Oppenheimer International Small
                                                Company Fund
Oppenheimer Developing Markets Fund      Oppenheimer Money Market Fund, Inc.
Oppenheimer Discovery Fund               Oppenheimer Multi-Sector Income Trust
Oppenheimer Emerging Growth Fund         Oppenheimer Multi-State Municipal Trust
Oppenheimer Emerging Technologies Fund   Oppenheimer Series Fund, Inc.
Oppenheimer Enterprise Fund              Oppenheimer U.S. Government Trust

     In addition to being a trustee or director of the Board I Funds,  Mr. Galli is also a director  or trustee of 10 other  portfolios  in the  OppenheimerFunds complex.  Present or former  officers,  directors,  trustees and employees  (and their immediate family members) of the Fund, the Manager and its affiliates, and retirement  plans  established  by them for their  employees  are  permitted  to purchase Class A shares of the Fund and the other Oppenheimer funds at net asset value without  sales  charge.  The sales charges on Class A shares is waived for
that  group  because  of  the  economies  of  sales  efforts   realized  by  the
Distributor.

     Messrs. Fielding,  Murphy, Petersen,  Vandahey,  Vottiero, Wixted and Zack,
and Mses. Bloomberg, Ives and Lee respectively hold the same offices with one or more of the other  Board I Funds as with the Fund.  As of August 30,  2004,  the
Trustees and officers of the Fund, as a group,  owned of record or  beneficially less than 1% of each class of shares of the Fund.  The foregoing  statement does not  reflect  ownership  of shares  of the Fund  held of  record by an  employee benefit plan for  employees of the Manager,  other than the shares  beneficially owned under the plan by the officers of the Fund listed above. In addition, each
Independent  Trustee,  and his or her family  members,  do not own securities of either the Manager or Distributor of the Board I Funds or any person directly or indirectly  controlling,  controlled by or under common control with the Manager or Distributor.

     Affiliated Transactions and Material Business  Relationships.  Mr. Reynolds
has reported he has a controlling interest in The Directorship Group, Inc. ("The
Directorship Search Group"), a director recruiting firm that provided consulting services to  Massachusetts  Mutual Life Insurance  Company  (which  controls the
Manager)  for fees of $137,500 for calendar  year ended  December 31, 2002.  Mr.
Reynolds reported that The Directorship  Search Group did not provide consulting services to Massachusetts Mutual Life Insurance Company during the calendar year ended December 31, 2003, and does not expect to provide any such services in the calendar year ended December 31, 2004.

     The Independent  Trustees have unanimously  (except for Mr.  Reynolds,  who abstained) determined that the consulting  arrangements between The Directorship
Search Group and  Massachusetts  Mutual Life Insurance Company were not material business or  professional  relationships  that would  compromise  Mr.  Reynolds'
status  as an  Independent  Trustee.  Nonetheless,  to  assure  certainty  as to determinations  of the Board and the  Independent  Trustees  as to matters  upon which the Investment  Company Act or the rules thereunder  require approval by a majority of Independent Trustees,  Mr. Reynolds will not be counted for purposes of determining whether a quorum of Independent Trustees was present or whether a majority of Independent Trustees approved the matter.

     The  address of each  Trustee  in the chart  below is 6803 S.  Tucson  Way,
Centennial, CO 80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

                     Independent Trustees

------------------------------ -------------------------------------------------------- ---------------- ----------------
Name,                          Principal Occupation(s) During Past 5 Years;             Dollar Range     Aggregate
                                                                                                         Dollar Range
                                                                                                         Of Shares
                                                                                                         Beneficially
                                                                                                         Owned in Any
                                                                                        of Shares        of the

Position(s) Held with Fund,    Other Trusteeships/Directorships Held by Trustee ;       Beneficially     Oppenheimer
Length of Service,             Number of Portfolios in Fund Complex Currently           Owned in the     Funds Overseen
Age                            Overseen by Trustee                                      Fund             by Trustee

------------------------------ -------------------------------------------------------- ---------------- ----------------
------------------------------ -------------------------------------------------------- ---------------------------------

                                                                                            As of December 31, 2003

------------------------------ -------------------------------------------------------- ---------------------------------
------------------------------ -------------------------------------------------------- ---------------- ----------------

Clayton K. Yeutter, Chairman   Of Counsel (since June 1993) Hogan & Hartson (a law      $0               Over $100,000
of the Board of Trustees       firm); a director (since 2002) of Danielson Holding
since 2003;                    Corp. Formerly a director of Weyerhaeuser Corp.
Trustee since 1993             (1999-April 2004), Caterpillar, Inc. (1993-December
Age: 73                        2002), ConAgra Foods (1993-2001), Texas Instruments
                               (1993-2001) and FMC Corporation (1993-2001). Oversees
                               25 portfolios in the OppenheimerFunds complex.

------------------------------ -------------------------------------------------------- ---------------- ----------------
------------------------------ -------------------------------------------------------- ---------------- ----------------

Robert G. Galli,               A trustee or director of other Oppenheimer funds.        $0               Over $100,000
Trustee since 1993             Oversees 35 portfolios in the OppenheimerFunds complex.
Age: 71

------------------------------ -------------------------------------------------------- ---------------- ----------------
------------------------------ -------------------------------------------------------- ---------------- ----------------

Phillip A. Griffiths,          A director (since 1991) of the Institute for Advanced    $0               Over $100,000
Trustee , since 1999           Study, Princeton, N.J., a director (since 2001) of GSI
Age: 65                        Lumonics, a trustee (since 1983) of Woodward Academy,

                               a Senior Advisor (since 2001) of The Andrew W. Mellon
                               Foundation. A member of: the National Academy of
                               Sciences (since 1979), American Academy of Arts and
                               Sciences (since 1995), American Philosophical Society
                               (since 1996) and Council on Foreign Relations (since
                               2002). Formerly a director of Bankers Trust New York

                               Corporation (1994-1999). Oversees 25 portfolios in the

                               OppenheimerFunds complex.
------------------------------ -------------------------------------------------------- ---------------- ----------------
------------------------------ -------------------------------------------------------- ---------------- ----------------

Mary Miller,                   Senior Vice President and General Auditor, American      $0               $0
Trustee since 2004             Express Company (July 1998-February 2003). Member of
Age: 61                        Trustees of the American Symphony Orchestra (January
                               1999 to present).

------------------------------ -------------------------------------------------------- ---------------- ----------------
------------------------------ -------------------------------------------------------- ---------------- ----------------

Joel W. Motley,                Director (since January 2002) Columbia Equity            $0               $10,001-$50,000
Trustee since 2002             Financial Corp. (privately-held financial adviser);
Age: 52                        Managing Director (since January 2002) Carmona Motley,
                               Inc. (privately-held financial adviser). Formerly a
                               Managing Director of Carmona Motley Hoffman Inc.
                               (privately-held financial adviser) (January
                               1998-December 2001). Oversees 25 portfolios in the
                               OppenheimerFunds complex.

------------------------------ -------------------------------------------------------- ---------------- ----------------
------------------------------ -------------------------------------------------------- ---------------- ----------------

Kenneth A. Randall, Trustee    A director (since February 1972) of Dominion             $0               Over $100,000
since 1988                     Resources, Inc. (electric utility holding company);
Age: 77                        formerly a director of Prime Retail, Inc. (real estate
                               investment trust) and Dominion Energy, Inc. (electric
                               power and oil & gas producer), President and Chief
                               Executive Officer of The Conference Board, Inc.
                               (international economic and business research) and a
                               director of Lumbermens Mutual Casualty Company,
                               American Motorists Insurance Company and American
                               Manufacturers Mutual Insurance Company. Oversees 25
                               portfolios in the OppenheimerFunds complex.

------------------------------ -------------------------------------------------------- ---------------- ----------------
------------------------------ -------------------------------------------------------- ---------------- ----------------

Edward V. Regan,               President, Baruch College, CUNY; a director of RBAsset   $1-$10,000       $10,001-$50,000
Trustee since 1993             (real estate manager); a director of OffitBank;
Age: 74                        formerly Trustee, Financial Accounting Foundation
                               (FASB and GASB), Senior Fellow of Jerome Levy
                               Economics Institute, Bard College, Chairman of
                               Municipal Assistance Corporation for the City of New
                               York, New York State Comptroller and Trustee of New
                               York State and Local Retirement Fund. Oversees 25
                               investment companies in the OppenheimerFunds complex.

------------------------------ -------------------------------------------------------- ---------------- ----------------
------------------------------ -------------------------------------------------------- ---------------- ----------------

Russell S. Reynolds, Jr.,      Chairman (since 1993) of The Directorship Search         $0               $10,001-$50,000
Trustee since 1989             Group, Inc. (corporate governance consulting and
Age: 72                        executive recruiting); a Life Trustee of International
                               House (non-profit educational organization); a former
                               trustee of The Historical Society of the Town of
                               Greenwich. Oversees 25 portfolios in the
                               OppenheimerFunds complex.

------------------------------ -------------------------------------------------------- ---------------- ----------------
------------------------------ -------------------------------------------------------- ---------------- ----------------

Donald W. Spiro,               Chairman Emeritus (since January 1991) of the Manager.   $0               Over $100,000
Vice Chairman of the Board     Formerly a director (January 1969-August 1999) of the
of Trustees ,                  Manager. Oversees 25 portfolios in the
Trustee since 1988             OppenheimerFunds complex.
Age: 78

------------------------------ -------------------------------------------------------- ---------------- ----------------

         The address of Mr. Murphy in the chart below is Two World Financial Center, 225 Liberty Street, 11th
Floor, New York, NY 10281-1008. Mr. Murphy serves for an indefinite term, until his resignation, death or removal.

---------------------------------------------------------------------------------------------------------------------------
                                              Interested Trustee and Officer
---------------------------------------------------------------------------------------------------------------------------
----------------------------- ------------------------------------------------------------ --------------- ----------------
Name,                         Principal Occupation(s) During Past 5 Years;                 Dollar Range    Aggregate
                                                                                                           Dollar Range
                                                                                                           Of Shares
                                                                                                           Beneficially
                                                                                                           Owned in Any
                                                                                           of Shares       of the

Position(s) Held with Fund,   Other Trusteeships/Directorships Held by Trustee ;           Beneficially    Oppenheimer

Length of Service             Number of Portfolios in Fund Complex Currently Overseen by   Owned in the    Funds Overseen
Age                           Trustee                                                      Fund            by Trustee
----------------------------- ------------------------------------------------------------ --------------- ----------------
----------------------------- ------------------------------------------------------------ --------------------------------

                                                                                               As of December 31, 2003

----------------------------- ------------------------------------------------------------ --------------------------------
----------------------------- ------------------------------------------------------------ --------------- ----------------

John V. Murphy, President     Chairman, Chief Executive Officer and director (since June   $0               Over $100,000
and Trustee ,                 2001) and President (since September 2000) of the Manager;
Trustee since 2001            President and a director or trustee of other Oppenheimer
Age: 55                       funds; President and a director (since July 2001) of
                              Oppenheimer Acquisition Corp. (the Manager's parent
                              holding company) and of Oppenheimer Partnership Holdings,
                              Inc. (a holding company subsidiary of the Manager); a
                              director (since November 2001) of OppenheimerFunds
                              Distributor, Inc. (a subsidiary of the Manager); Chairman
                              and a director (since July 2001) of Shareholder Services,
                              Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager); President and a
                              director (since July 2001) of OppenheimerFunds Legacy
                              Program (a charitable trust program established by the
                              Manager); a director of the following investment advisory
                              subsidiaries of the Manager: OFI Institutional Asset
                              Management, Inc., Centennial Asset Management Corporation,
                              Trinity Investment Management Corporation and Tremont
                              Capital Management, Inc. (since November 2001),
                              HarbourView Asset Management Corporation and OFI Private
                              Investments, Inc. (since July 2001); President (since
                              November 1, 2001) and a director (since July 2001) of
                              Oppenheimer Real Asset Management, Inc.; Executive Vice
                              President (since February 1997) of Massachusetts Mutual
                              Life Insurance Company (the Manager's parent company); a
                              director (since June 1995) of DLB Acquisition Corporation
                              (a holding company that owns the shares of Babson Capital
                              Management LLC); a member of the Investment Company
                              Institute's Board of Governors (elected to serve from
                              October 3, 2003 through September 30, 2006). Formerly,
                              Chief Operating Officer (September 2000-June 2001) of the
                              Manager; President and trustee (November 1999-November
                              2001) of MML Series Investment Fund and MassMutual
                              Institutional Funds (open-end investment companies); a
                              director (September 1999-August 2000) of C.M. Life
                              Insurance Company; President, Chief Executive Officer and
                              director (September 1999-August 2000) of MML Bay State
                              Life Insurance Company; a director (June 1989-June 1998)
                              of Emerald Isle Bancorp and Hibernia Savings Bank (a
                              wholly-owned subsidiary of Emerald Isle Bancorp). Oversees
                              73 portfolios as Trustee/Director and 10 portfolios as
                              Officer in the OppenheimerFunds complex.

----------------------------- ------------------------------------------------------------ --------------- ----------------

         The address of the Officers in the chart below is as follows: for Messrs. Fielding and Zack and Messes.
Bloomberg and Lee, Two World Financial Center, 225 Liberty Street, New York, NY 10281-1008, for Messrs. Vandehey,
Vottiero, Petersen and Wixted and Ms. Ives, 6803 S. Tucson Way, Centennial, CO 80112-3924. Each Officer serves for an annual term or until his or her earlier resignation, death or removal.

---------------------------------------------------------------------------------------------------------------------------
                                                   Officers of the Fund
---------------------------------------------------------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------------
Name,                                   Principal Occupation(s) During Past 5 Years
Position(s) Held with Fund
Length of Service,
Age
--------------------------------------- -----------------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------------

Ronald H. Fielding,                     Senior Vice President of the Manager since January 1996; Chairman of the
Vice President and Portfolio Manager    Rochester Division of the Manager since January 1996; an officer of 10 portfolios
since 2002                              in the OppenheimerFunds complex.
Age: 55

--------------------------------------- -----------------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------------

Mark S. Vandehey,                       Senior Vice President and Chief Compliance Officer (since March 2004) of the
Vice President and Chief Compliance     Manager; Vice President (since June 1983) of OppenheimerFunds Distributor, Inc.,
Officer since 2004                      Centennial Asset Management Corporation and Shareholder Services, Inc. Formerly
Age: 53                                 (until February 2004) Vice President and Director of Internal Audit of
                                        OppenheimerFunds, Inc. An officer of 83 portfolios in the Oppenheimer funds complex.

--------------------------------------- -----------------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------------

Brian W. Wixted,                        Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer
Treasurer since 1999                    of HarbourView Asset Management Corporation, Shareholder Financial Services,
Age: 44                                 Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management Corporation,
                                        and Oppenheimer Partnership Holdings, Inc. (since March 1999), of OFI Private
                                        Investments, Inc. (since March 2000), of OppenheimerFunds International Ltd. and
                                        OppenheimerFunds plc (since May 2000), of OFI Institutional Asset Management,
                                        Inc. (since November 2000), and of OppenheimerFunds Legacy Program (a Colorado
                                        non-profit corporation) (since June 2003); Treasurer and Chief Financial Officer
                                        (since May 2000) of OFI Trust Company (a trust company subsidiary of the
                                        Manager); Assistant Treasurer (since March 1999) of Oppenheimer Acquisition Corp.
                                        Formerly Assistant Treasurer of Centennial Asset Management Corporation (March
                                        1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June 2003);
                                        Principal and Chief Operating Officer (March 1995-March 1999) at Bankers Trust
                                        Company-Mutual Fund Services Division. An officer of 83 portfolios in the
                                        OppenheimerFunds complex.

--------------------------------------- -----------------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------------

Brian Petersen,                         Assistant Vice President of the Manager since August 2002; formerly
Assistant Treasurer since 2004          Manager/Financial Product Accounting (November 1998-July 2002) of the Manager. An
Age: 33                                 officer of 83 portfolios in the OppenheimerFunds complex.

--------------------------------------- -----------------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------------

Philip Vottiero,                        Vice President/Fund Accounting of the Manager since March 2002. Formerly Vice
Assistant Treasurer since 2002          President/Corporate Accounting of the Manager (July 1999-March 2002) prior to
Age: 41                                 which he was Chief Financial Officer at Sovlink Corporation (April 1996-June
                                        1999). An officer of 83 portfolios in the OppenheimerFunds complex.

--------------------------------------- -----------------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------------

Robert G. Zack,                         Executive Vice President (since January 2004) and General Counsel (since February
Secretary since 2001                    2002) of the Manager; General Counsel and a director (since November 2001) of the
Age: 56                                 Distributor; General Counsel (since November 2001) of Centennial Asset Management
                                        Corporation; Senior Vice President and General Counsel (since November 2001) of
                                        HarbourView Asset Management Corporation; Secretary and General Counsel (since
                                        November 2001) of Oppenheimer Acquisition Corp.; Assistant Secretary and a
                                        director (since October 1997) of OppenheimerFunds International Ltd. and
                                        OppenheimerFunds plc; Vice President and a director (since November 2001) of
                                        Oppenheimer Partnership Holdings, Inc.; a director (since November 2001) of
                                        Oppenheimer Real Asset Management, Inc.; Senior Vice President, General Counsel
                                        and a director (since November 2001) of Shareholder Financial Services, Inc.,
                                        Shareholder Services, Inc., OFI Private Investments, Inc. and OFI Trust Company;
                                        Vice President (since November 2001) of OppenheimerFunds Legacy Program; Senior
                                        Vice President and General Counsel (since November 2001) of OFI Institutional
                                        Asset Management, Inc.; a director (since June 2003) of OppenheimerFunds (Asia)
                                        Limited. Formerly Senior Vice President (May 1985-December 2003), Acting General
                                        Counsel (November 2001-February 2002) and Associate General Counsel (May
                                        1981-October 2001) of the Manager; Assistant Secretary of Shareholder Services,
                                        Inc. (May 1985-November 2001), Shareholder Financial Services, Inc. (November
                                        1989-November 2001); and OppenheimerFunds International Ltd. (October
                                        1997-November 2001). An officer of 83 portfolios in the OppenheimerFunds complex.

--------------------------------------- -----------------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------------

Kathleen T. Ives,                       Vice President (since June 1998) and Senior Counsel and Assistant Secretary
Assistant Secretary since 2001          (since October 2003) of the Manager; Vice President (since 1999) and Assistant
Age: 38                                 Secretary (since October 2003) of the Distributor; Assistant Secretary (since
                                        October 2003) of Centennial Asset Management Corporation; Vice President and
                                        Assistant Secretary (since 1999) of Shareholder Services, Inc.; Assistant
                                        Secretary (since December 2001) of OppenheimerFunds Legacy Program and of
                                        Shareholder Financial Services, Inc.. Formerly an Assistant Counsel (August
                                        1994-October 2003) and Assistant Vice President of the Manager (August 1997-June
                                        1998). An officer of 83 portfolios in the OppenheimerFunds complex.

--------------------------------------- -----------------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------------

Dina C. Lee,                            Assistant Vice President and Assistant Counsel of the Manager (since December
Assistant Secretary since 2004 Age:     2000); formerly an attorney and Assistant Secretary of Van Eck Global (until
34                                      December 2000). An officer of 83 portfolios in the OppenheimerFunds complex.

--------------------------------------- -----------------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------------

Lisa I. Bloomberg,                      Vice President and Associate Counsel of the Manager since May 2004; formerly
Assistant Secretary since 2004          First Vice President and Associate General Counsel of UBS Financial Services Inc.
Age: 36                                 (formerly, PaineWebber Incorporated) (May 1999 - April 2004) prior to which she was an Associate at Skaden, Arps, Slate, Meagher & Flom, LLP (September 1996 -
                                        April 1999). An officer of 83 portfolios in the OppenheimerFunds complex.

--------------------------------------- -----------------------------------------------------------------------------------

         |X|  Remuneration  of Trustees.  The officers of the Fund and Mr. Murphy (who is an officer and Trustee of the Fund) are  affiliated  with the Manager and receive no salary or fee from the Fund.  The remaining  Trustees of the Fund  received the  compensation  shown below from the Fund with  respect to the Fund's  fiscal year ended July
31, 2004. The compensation from all 25 of the Board I Funds (including the Fund) represents  compensation  received for  serving as a director  or trustee  and member of a  committee  (if  applicable)  of the boards of those  funds during the calendar year ended December 31, 2003.

---------------------------------- --------------------- --------------------- --------------------- ---------------------
Trustee Name and Other Fund             Aggregate             Retirement         Estimated Annual     Total Compensation
                                                                                                           From All
                                                                                                      Oppenheimer Funds
                                                                                                          For Which
                                                         Benefits Accrued as   Retirement Benefits        Individual

Position(s)                            Compensation          Part of Fund        to be Paid Upon          Serves As
(as applicable)                         From Fund1             Expenses            Retirement2         Trustee/Director

---------------------------------- --------------------- --------------------- --------------------- ---------------------
---------------------------------- --------------------- --------------------- --------------------- ---------------------

Clayton K. Yeutter                       $2,7163                $2,900               $61,306               $152,079

Chairman of the Board
---------------------------------- --------------------- --------------------- --------------------- ---------------------
---------------------------------- --------------------- --------------------- --------------------- ---------------------

Robert G. Galli                           $2,022                $2,274               $80,9234             $213,5365

Regulatory & Oversight Committee
Chairman
---------------------------------- --------------------- --------------------- --------------------- ---------------------
---------------------------------- --------------------- --------------------- --------------------- ---------------------
Phillip Griffiths

Governance Committee Chairman
and Regulatory & Oversight               $2,0346                 $829                $23,309               $74,500
Committee Member

---------------------------------- --------------------- --------------------- --------------------- ---------------------
---------------------------------- --------------------- --------------------- --------------------- ---------------------

Mary Miller                                 $0                    $0                    $0                    $0
Audit Committee Member

---------------------------------- --------------------- --------------------- --------------------- ---------------------
---------------------------------- --------------------- --------------------- --------------------- ---------------------

Joel W. Motley
Audit Committee Chairman and
Regulatory & Oversight Committee         $2,1437                 $161                $014,530              $68,900
Member

---------------------------------- --------------------- --------------------- --------------------- ---------------------
---------------------------------- --------------------- --------------------- --------------------- ---------------------

Kenneth A. Randall                        $1,863                  $0                 $79,622               $93,989
Audit Committee Member and
Governance Committee Member

---------------------------------- --------------------- --------------------- --------------------- ---------------------
---------------------------------- --------------------- --------------------- --------------------- ---------------------

Edward V. Regan                           $1,820                $2,449               $59,353               $98,983
Proxy Committee Chairman and
Audit Committee Member

---------------------------------- --------------------- --------------------- --------------------- ---------------------
---------------------------------- --------------------- --------------------- --------------------- ---------------------

Russell S. Reynolds, Jr.                  $1,602                $2,159               $60,720               $77,002
Proxy Committee Member and
Governance Committee Member

---------------------------------- --------------------- --------------------- --------------------- ---------------------
---------------------------------- --------------------- --------------------- --------------------- ---------------------

Donald Spiro                              $1,002                 $773                $20,6678              $64,080
Vice Chairman

---------------------------------- --------------------- --------------------- --------------------- ---------------------

               Messrs.  Levy and Lipstein and Ms.  Moynihan  retired as Trustees from the Board I Funds effective  January 1, 2003, March 31, 2003 and July 31,  2003,  respectively.  Ms.  Moynihan  received  $169 aggregate  compensation  from the Fund.  For calendar  year 2003,
               Messrs Levy and Lipstein and Ms. Moynihan each received  $43,425,
               $75,076  and  $88,229  respectively  from all of the  Oppenheimer funds for which they served as Trustee.

               1.  Aggregate  Compensation  From Fund includes fees and deferred compensation, if any, for a Trustee.

               2.  Estimated  Annual   Retirement   Benefits  to  be  Paid  Upon
               Retirement is based on a straight life payment plan election with the assumption that a Trustee will retire at the age of 75 and is eligible  (after 7 years of service) to receive  retirement  plan benefits as described below under "Retirement Plan for Trustees."

               3.  Includes  $679  deferred by Mr.  Yeutter  under the  Deferred
               Compensation Plan described below.

               4. Includes $36,990 estimated to be paid to Mr. Galli for serving as a trustee or director of 10 other  Oppenheimer  funds that are not Board I Funds.

               5.  Includes  $96,000 paid to Mr. Galli for serving as trustee or director  of 10 other  Oppenheimer  funds  that  are not  Board I
               Funds.

               6. Includes $2,034  deferred by Mr.  Griffiths under the Deferred
               Compensation Plan described below.

               7.  Includes  $857  deferred  by Mr.  Motley  under the  Deferred
               Compensation Plan described below.

               8. The amount for Mr.  Spiro is based on the  assumption  that he will  retire  at age 82  when  he  becomes  eligible  to  receive retirement plan benefits (after 7 years of service).

               |X|  Retirement  Plan  for  Trustees.  The  Fund  has  adopted  a retirement plan that provides for payments to retired Independent
               Trustees. Payments are up to 80% of the average compensation paid during a  Trustee's  five years of  service in which the  highest compensation  was  received.  A Trustee must serve as trustee for any of the Board I Funds for at least  seven years in order to be eligible for retirement plan benefits and must serve for at least
               15 years to be eligible for the maximum  benefit.  Each Trustee's retirement  benefits  will depend on the amount of the  Trustee's future compensation and length of service.

               |X|  Deferred  Compensation  Plan  for  Trustees.  The  Board  of
               Trustees has adopted a Deferred Compensation Plan for Independent
               Trustees  that enables them to elect to defer receipt of all or a portion of the annual fees they are  entitled to receive from the
               Fund. Under the plan, the  compensation  deferred by a Trustee is periodically  adjusted  as though an  equivalent  amount had been invested in shares of one or more  Oppenheimer  funds selected by the  Trustee.  The amount paid to the  Trustee  under the plan is determined based upon the performance of the selected funds.

               Deferral  of  Trustees'  fees under the plan will not  materially affect the Fund's  assets,  liabilities  or net income per share.
               The plan will not obligate the Fund to retain the services of any
               Trustee or to pay any  particular  level of  compensation  to any
               Trustee.  Pursuant  to an Order  issued by the SEC,  the Fund may invest  in the  funds  selected  by the  Trustee  under  the plan
               without   shareholder   approval  for  the  limited   purpose  of
               determining the value of the Trustee's deferred fee account.

          Major Shareholders.  As of August 30, 2004, the only persons who owned of record or was known by the Fund to own of record 5% or more of any class of the Fund's outstanding shares were:

          Citigroup  Global  Markets  Inc.,  333 West 34th Street,  New York, NY
     10001-2483,   which  owned  4,738,991.972  Class  A  shares   (representing
     approximately   12.12%  of  the  Fund's  then  outstanding   Class  A)  and
     1,348,029.420  Class B shares  (representing  approximately  21.71%  of the
     Fund's then outstanding Class B).

          Merrill Lynch Pierce Fenner & Smith,  Inc. for the Sole Benefit of its
     Customers,  4800 Deer  Lake  Drive  East,  Floor 3,  Jacksonville,  Florida
     32246-6484,   which  owned   331,919.045   Class  B  shares   (representing
     approximately 5.34% of the Fund's then outstanding Class B) and 166,799.117
     Class  C  shares  (representing  approximately  5.53%  of the  Fund's  then outstanding Class C).

          The Manager.  The Manager is wholly-owned  by Oppenheimer  Acquisition
     Corp., a holding company controlled by Massachusetts  Mutual Life Insurance
     Company,   a  global,   diversified   insurance  and   financial   services
     organization.

          |X| Code of Ethics.  The Fund, the Manager and the Distributor  have a
     Code of Ethics.  It is  designed to detect and  prevent  improper  personal trading by certain  employees,  including  portfolio  managers,  that would compete  with or  take  advantage  of the  Fund's  portfolio  transactions.
     Covered  persons  include  persons with  knowledge of the  investments  and investment  intentions  of the Fund and other funds advised by the Manager.
     The Code of Ethics does permit  personnel  subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls.  Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

          The Code of Ethics is an exhibit to the Fund's registration  statement filed  with the SEC and can be  reviewed  and  copied at the  SEC's  Public
     Reference Room in  Washington,  D.C. You can obtain  information  about the hours of  operation  of the Public  Reference  Room by  calling  the SEC at
     1.202.942.8090. The Code of Ethics can also be viewed as part of the Fund's registration statement on the SEC's EDGAR database at the

               SEC's  Internet  website  at  http://www.sec.gov.  Copies  may be obtained,  after paying a duplicating fee, by electronic  request at  the  following  E-mail  address:  publicinfo@sec.gov.,  or by writing to the SEC's Public Reference Section,  Washington,  D.C.
               20549-0102.

               |X| Portfolio Proxy Voting.  The Fund has adopted Portfolio Proxy
               Voting Policies and Procedures under which the Fund votes proxies relating to securities  ("portfolio  proxies")  held by the Fund.
               The Fund's primary  consideration in voting portfolio  proxies is the  financial  interests of the Fund and its  shareholders.  The
               Fund has  retained an  unaffiliated  third-party  as its agent to vote portfolio  proxies in accordance  with the Fund's  Portfolio
               Proxy Voting Guidelines and to maintain records of such portfolio proxy voting.  The Proxy Voting Guidelines  include provisions to address conflicts of interest that may arise between the Fund and
               OFI  where  an  OFI  directly-controlled   affiliate  manages  or
               administers  the  assets  of  a  pension  plan  of  thea  company
               soliciting  the  proxy.   The  Fund's   Portfolio   Proxy  Voting
               Guidelines  on  routine  and  non-routine   proxy  proposals  are
               summarized below.

               o  The  Fund  votes  with  the  recommendation  of  the  issuer's management on routine  matters,  including  election of directors nominated by  management  and  ratification  of auditors,  unless circumstances indicate otherwise.

               o In  general,  the  Fund  opposes  anti-takeover  proposals  and supports elimination of anti-takeover  proposals,  absent unusual circumstances.

               o  The  Fund   supports   shareholder   proposals   to  reduce  a
               super-majority vote requirement, and opposes management proposals to add a super-majority vote requirement.

               o The Fund opposes proposals to classify the board of directors.

               o The Fund supports proposals to eliminate cumulative voting.

               o The Fund opposes re-pricing of stock options.

               o The Fund generally considers executive  compensation  questions such as  stock  option  plans  and  bonus  plans  to be  ordinary business activity.  The Fund analyzes stock option plans,  paying particular  attention to their  dilutive  effect.  While the Fund generally supports management  proposals,  the Fund opposes plans it considers to be excessive.

          The Fund is required to file new Form N-PX,  with its  complete  proxy voting  record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without  charge, upon request,  by calling the Fund toll-free at 1.800.525.7048  and (ii) on the SEC's website at www.sec.gov.

          |X| The Investment Advisory Agreement. The Manager provides investment advisory and management  services to the Fund under an investment  advisory agreement between the Manager and the Fund. The Manager selects  securities for the  Fund's  portfolio  and  handles  its  day-to  day  business.  That agreement  requires the Manager,  at its expense,  to provide the Fund with adequate  office space,  facilities  and M equipment.  It also requires the
     Manager to provide and supervise Op the  activities  of all  administrative
     and   clerical   personnel   required   to  provide   effective   corporate
     administration for the Fund. Those responsibilities include the compilation and  maintenance  of records  with  respect to the Fund's  operations,  the preparation and filing of specified  reports,  and the composition of proxy materials and registration  statements for continuous public sale of shares of the Fund.

          The Fund pays expenses not expressly  assumed by the Manager under the advisory  agreement.  The investment  advisory  agreement lists examples of expenses paid by the Fund. The major categories relate to interest,  taxes, fees to  Independent  Trustees,  legal and audit  expenses,  custodian  and transfer  agent  expenses,  share  issuance  costs,  certain  printing  and registration  costs,  brokerage  commissions,  and non-recurring  expenses, including  litigation  cost.  The  management  fees paid by the Fund to the
     Manager are calculated at the rates described in the Prospectus,  which are applied to the  assets of the Fund as a whole.  The fees are  allocated  to each class of shares based upon the relative  proportion  of the Fund's net assets  represented by that class.  The management fees paid by the Fund to the Manager  during its last three fiscal years  are listed below.

Fiscal Year ended 7/31       Management Fees Paid to OppenheimerFunds, Inc.

    2002                                   $2,988,743

    2003                                   $3,001,975

    2004                                   $2,821,557

          The  investment  advisory  agreement  states  that in the  absence  of willful misfeasance,  bad faith, gross negligence in the performance of its duties,  or reckless  disregard  for its  obligations  and duties under the investment advisory  agreement,  the Manager is not liable for any loss the
     Fund sustains for any investment,  adoption of any investment policy or the purchase, sale or retention of any security.

          The agreement permits the Manager to act as investment advisor for any other person,  firm or  corporation  and to use the name  "Oppenheimer"  in connection  with  other  investment  companies  for  which  it  may  act as investment advisor or general  distributor.  If the Manager shall no longer act as investment  advisor to the Fund, the Manager may withdraw the Fund's right to use the name "Oppenheimer" as part of its name.

          During the period  August 1, 2003 to September  30, 2003,  the Manager voluntarily  agreed to waive advisory fees at an annual rate equal to 0.05%
     of the Fund's  average daily net assets until the Fund's  trailing one year performance  percentile at the end of the preceding  calendar quarter is in the third  quintile or better of the Fund's Lipper peer group.  This waiver was  voluntary  and was  terminated  when the Fund's  relative  performance improved.  Had this  waiver not been in effect  during  any  portion of the
     Fund's fiscal year ended July 31, 2004, the Fund would have paid $2,951,801 in management fees.

          |X| Annual Approval of Investment Advisory  Agreement.  Each year, the
     Board of  Trustees  including  a majority  of the  Independent  Trustees is required to approve the renewal of the investment advisory  agreement.  The
     Investment Company Act requires that the Board request and evaluate and the
     Manager provide such information as may be reasonably necessary to evaluate the  terms of the  investment  advisory  agreement.  The Board  employs  an independent  consultant to prepare a report that provides such  information as the Board requests for this purpose.

               The Board also receives  information about the 12b-1 distribution fees the Fund pays.  These  distribution  fees are  reviewed  and approved at a different time of the year.

          The Board  reviewed  the  foregoing  information  in  arriving  at its decision to renew the investment advisory  agreement.  Among other factors, the Board considered:

               o The nature,  cost, and quality of the services  provided to the
               Fund and its shareholders;

               o The profitability of the Fund to the Manager;

               o The investment performance of the Fund in comparison to regular market indices

               o Economies  of scale that may be  available to the Fund from the
               Manager;

               o Fees paid by other mutual funds for similar services;

               o The  value  and  quality  of any  other  benefits  or  services received by the Fund from its relationship with

              the Manager, and

               o The direct and indirect  benefits the Manager received from its relationship  with the Fund. These included  services provided by the Distributor  and the Transfer  Agent,  and brokerage and soft dollar  arrangements  permissible  under  Section  28(e)  of  the
               Securities Exchange Act.

          The Board  considered  that the Manager must be able to pay and retain high quality  personnel  at  competitive  rates to provide  services to the
     Fund. The Board also considered that maintaining the financial viability of the Manager is  important  so that the Manager  will be able to continue to provide quality services to the Fund and its shareholders in adverse times.
     The Board also considered the investment  performance of other mutual funds advised by the Manager.  The Board is aware that there are  alternatives to the use of the Manager.

          These matters were also considered by the Independent Trustees meeting separately  from the full  Board with  experienced  Counsel to the Fund who assisted the Board in its deliberations.  The Fund's Counsel is independent of the Manager within the meaning and intent of the SEC Rules regarding the independence of counsel.

          After  careful  deliberation,  the Board,  including  the  Independent
     Trustees,  concluded  that it was in the best interest of  shareholders  to continue the investment advisory agreement for another year. In arriving at a decision, the Board did not single out any one factor or group of factors as being more  important  than other  factors,  but  considered all factors together.  The Board  judged  the terms and  conditions  of the  investment advisory agreement,  including the investment advisory fee, in light of all of the surrounding circumstances.

Brokerage Policies of the Fund

               Brokerage Provisions of the Investment Advisory Agreement. One of
               the duties of the Manager under the investment advisory agreement is to buy  and  sell  portfolio  securities  for  the  Fund.  The
               investment   advisory   agreement   allows  the  Manager  to  use
               broker-dealers to effect the Fund's portfolio  transactions.  The
               Manager  is  authorized  by  the  advisory  agreement  to  employ broker-dealers,  including,  as  that  term  is  defined  in  the
               Investment  Company Act) that,  in the  Manager's  best  judgment based on all relevant  factors,  will implement the Fund's policy to  obtain,  at  reasonable  expense,  the  "best  execution"  of portfolio  transactions.  "Best  execution"  refers to prompt and reliable  execution at the most favorable price  obtainable.  The
               Manager need not seek competitive  commission  bidding.  However, the Manager is expected to minimize the  commissions  paid to the extent  consistent  with the interest and policies of the Fund as established by its Board of Trustees.

          Under the  investment  advisory  agreement,  in  choosing  brokers  to execute portfolio transactions for the Fund, the Manager may select brokers
     (other than affiliates) that provide  brokerage and/or research services to the Fund and/or the other accounts over which the Manager or its affiliates have investment  discretion.  The commissions  paid to those brokers may be higher than another  qualified broker would charge,  if the Manager makes a good faith  determination  that the  commission  is fair and  reasonable in relation to the services provided.

          Subject to those considerations,  as a factor in selecting brokers for the Fund's portfolio  transactions,  the investment advisory agreement also permits  the  Manager  to  consider  sales of  shares of the Fund and other investment  companies  for  which the  Manager  or an  affiliate  serves as
     investment   adviser.   Notwithstanding   that  authority,   and  with  the
     concurrence of the Fund's Board, the Manager has determined not to consider sales of shares of the Fund and other  investment  companies  for which the
     Manager  or an  affiliate  serves  as  investment  adviser  as a factor  in selecting  brokers  for the Fund's  portfolio  transactions.  However,  the
     Manager may continue to effect portfolio  transactions  through brokers who sell shares of the Fund.

               Brokerage   Practices  Followed  by  the  Manager.   The  Manager
               allocates brokerage for the Fund subject to the provisions of the investment  advisory  agreement  and  the  procedures  and  rules
               described  above.   Generally  the  Manager's  portfolio  traders
               allocate  brokerage  upon   recommendations  from  the  Manager's
               portfolio managers. In certain instances,  portfolio managers may directly place trades and allocate brokerage. In either case, the
               Manager's   executive   officers   supervise  the  allocation  of
               brokerage.

          Most   securities   purchases  made  by  the  Fund  are  in  principal
     transactions  at net  prices.  The Fund  usually  deals  directly  with the selling or purchasing  principal or market maker without  incurring charges for the  services of a broker on its behalf  unless the Manager  determines that a better price or execution may be obtained by using the services of a broker.  Therefore,  the Fund does not incur  substantial  brokerage costs.
     Portfolio  securities  purchased from underwriters  include a commission or concession  paid by the  issuer  to the  underwriter  in the  price  of the security.  Portfolio  securities  purchased  from dealers  include a spread between the bid and asked price.

          The Fund  seeks to  obtain  prompt  execution  of  orders  at the most favorable net prices.  In an option  transaction,  the Fund ordinarily uses the same broker for the purchase or sale of the option and any  transaction in the investment to which the option  relates.  Other funds advised by the
     Manager have  investment  objectives  and policies  similar to those of the
     Fund.  Those other funds may  purchase or sell the same  securities  as the
     Fund at the same time as the Fund,  which could affect the supply and price of the securities.  When possible,  the Manager tries to combine concurrent orders  to  purchase  or sell the  same  security  by more  than one of the accounts managed by the Manager or its affiliates.  The transactions  under those combined  orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

          The  investment  advisory  agreement  permits  the Manager to allocate brokerage  for  research  services.  The  research  services  provided by a particular  broker  may be  useful  only  to one or  more  of the  advisory accounts of the Manager and its affiliates. Investment research received by the Manager for the commissions  paid by those other accounts may be useful both  to  the  Fund  and  one or  more  of the  Manager's  other  accounts.
     Investment  research  services  may be  supplied  to the Manager by a third party at the instance of a broker through which trades are placed.

          Investment  research  services  include  information  and  analyses on particular  companies and  industries as well as market or economic  trends and  portfolio  strategy,  market  quotations  for  portfolio  evaluations, information  systems,  computer hardware and similar products and services.
     If a research  service also assists the Manager in a non-research  capacity
     (such as  bookkeeping  or other  administrative  functions),  then only the percentage  or component  that  provides  assistance  to the Manager in the investment decision-making process may be paid in commission dollars.

          The  research  services  provided  by  brokers  broaden  the scope and supplement the research  activities of the Manager.  That research provides additional views and comparisons for consideration and helps the Manager to obtain market  information  for the valuation of securities that are either held in the Fund's  portfolio or are being  considered  for  purchase.  The
     Manager provides information to the Board of the Fund about the commissions paid to brokers  furnishing  such  services,  together  with the  Manager's representation  that the amount of such commissions was reasonably  related to the value or benefit of such services.

Fiscal Year Ended 7/31         Total Brokerage Commissions Paid by the Fund 1

     2002                                    $80,108

     2003                                    $0

     2004                                    $0 2

               1.  Amounts do not include  spreads or  commissions  on principal amounts on a net trade basis.

               In the fiscal  year  ended  7/31/04,  there were no  transactions directed to brokers for research services.

Distribution and Service Plans

               The Distributor.  Under its General Distributor's  Agreement with
               the  Fund,  the   Distributor   acts  as  the  Fund's   principal
               underwriter  in the  continuous  public  offering  of the  Fund's classes of shares.  The Distributor  bears the expenses  normally attributable  to  sales,  including  advertising  and the cost of printing and mailing prospectuses,  other than those furnished to existing shareholders. The Distributor is not obligated to sell a specific number of shares.

          The sales  charges  and  concessions  paid to,  or  retained  by,  the
     Distributor  from the sale of  shares  and the  contingent  deferred  sales charges  retained by the Distributor on the redemption of shares during the
     Fund's three most recent fiscal years are shown in the tables below.

--------------- ------------------ ------------------- -------------------- ------------------- -------------------
Fiscal Year     Aggregate          Class A             Concessions on       Concessions on      Concessions on
                Front-End Sales    Front-End Sales     Class A Shares       Class B Shares      Class C Shares

Ended 7/31:     Charges            Charges Retained    Advanced by          Advanced by         Advanced by
                on Class A Shares  by Distributor1     Distributor2         Distributor2        Distributor2

--------------- ------------------ ------------------- -------------------- ------------------- -------------------
  ------------- ------------------ ------------------- -------------------- ------------------- -------------------
      2002          $638,246            $114,588             $52,585             $516,578            $103,556
  ------------- ------------------ ------------------- -------------------- ------------------- -------------------
--------------- ------------------ ------------------- -------------------- ------------------- -------------------
     2003           $782,068            $162,029             $35,397             $537,278            $141,244
--------------- ------------------ ------------------- -------------------- ------------------- -------------------
--------------- ------------------ ------------------- -------------------- ------------------- -------------------

     2004           $777,423            $167,669             $33,892             $153,000            $95,876

--------------- ------------------ ------------------- -------------------- ------------------- -------------------

               1.  Includes  amounts  retained  by a  broker-dealer  that  is an affiliate or a parent of the Distributor.

               2. The  Distributor  advances  concession  payments to  financial intermediaries for certain sales of Class A shares

               and for  sales  of Class B and  Class C shares  from its own resources at the time of sale.

----------------------------------------------------------------------------------------------------------------------

                                Class A Contingent           Class B Contingent           Class C Contingent
Fiscal Year Ended 7/31:         Deferred Sales Charges       Deferred Sales Charges       Deferred Sales Charges
                                Retained by Distributor      Retained by Distributor      Retained by Distributor

----------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------- ------------------------------- -------------------------------
       2002                    $13,403                         $300,671                         $7,856
------------------- ------------------------------- ------------------------------- -------------------------------
------------------- ------------------------------- ------------------------------- -------------------------------
       2003                    $30,270                         $432,617                        $14,447
------------------- ------------------------------- ------------------------------- -------------------------------
------------------- ------------------------------- ------------------------------- -------------------------------

       2004                    $12,704                         $311,082                        $12,774

------------------- ------------------------------- ------------------------------- -------------------------------

                    Distribution  and  Service  Plans.  The Fund has  adopted  a
                    Service Plan for Class A shares and Distribution and Service
                    Plans for Class B and Class C shares under Rule 12b-1 of the
                    Investment  Company Act. Under those plans the Fund pays the
                    Distributor  for all or a portion of its costs  incurred  in connection  with the  distribution  and/or  servicing of the shares of the particular  class. Each plan has been approved by a vote of the Board of Trustees,  including a majority of the  Independent  Trustees1,  cast in  person  at a  meeting called for the purpose of voting on that plan.

          Under the Plans,  the Manager and the Distributor may make payments to affiliates. In their sole discretion,  they may also from time to time make substantial  payments from their own  resources,  which include the profits the Manager  derives from the advisory  fees it receives  from the Fund, to
     compensate   brokers,    dealers,    financial   institutions   and   other
     intermediaries for providing distribution  assistance and/or administrative services  or that  otherwise  promote  sales of the  Fund's  shares.  These payments, some of which may be referred to as "revenue sharing," may relate to the Fund's  inclusion on a financial  intermediary's  preferred  list of funds offered to its clients.

          Financial  intermediaries,  brokers  and  dealers  may  receive  other payments  from the  Distributor  or the Manager from their own resources in connection with the promotion and/or sale of shares of the Fund,  including payments  to  defray  expenses  incurred  in  connection  with  educational seminars  and  meetings.  The  Manager or  Distributor  may share  expenses incurred by financial intermediaries in conducting training and educational meetings about aspects of the Fund for employees of the  intermediaries  or for hosting client seminars or meetings at which the Fund is discussed.  In their sole  discretion,  the Manager and/or the Distributor may increase or decrease  the amount of  payments  they make from their own  resources  for these purposes.

          Unless a plan is terminated as described  below, the plan continues in effect from year to year but only if the Fund's  Board of Trustees  and its
     Independent Trustees specifically vote annually to approve its continuance.
     Approval  must be by a vote  cast in person  at a  meeting  called  for the purpose of voting on  continuing  the plan. A plan may be terminated at any time by the vote of a majority of the  Independent  Trustees or by the vote of the holders of a "majority" (as defined in the  Investment  Company Act)
     of the outstanding shares of that class.

          The Board of Trustees and the  Independent  Trustees  must approve all material  amendments  to a plan.  An amendment to increase  materially  the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment.  Because Class B shares of the Fund automatically  convert  into Class A shares 72 months after  purchase,  the
     Fund must obtain the approval of both Class A and Class B shareholders  for a proposed  material  amendment  to the Class A plan that would  materially increase  payments  under the plan.  That approval must be by a majority of the shares of each class, voting separately by class.

          While the plans are in effect, the Treasurer of the Fund shall provide separate  written  reports on the plans to the Board of  Trustees  at least quarterly  for its  review.  The  reports  shall  detail  the amount of all payments  made under a plan,  and the purpose for which the  payments  were made.  Those  reports  are  subject  to  the  review  and  approval  of the
     Independent Trustees.

          Each  plan  states  that  while it is in  effect,  the  selection  and nomination of those Trustees of the Fund who are not  "interested  persons"
     of the Fund is committed to the  discretion  of the  Independent  Trustees.
     This does not  prevent  the  involvement  of others  in the  selection  and nomination  process  as long  as the  final  decision  as to  selection  or nomination is approved by a majority of the Independent Trustees.

          Under the plans for a class,  no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Fund shares of that class held by the  recipient  for  itself and its  customers  does not exceed a  minimum  amount,  if any,  that may be set from time to time by a majority of the Independent Trustees.

          |X| Class A Service  Plan Fees.  Under the Class A service  plan,  the
     Distributor  currently  uses  the  fees it  receives  from  the Fund to pay brokers,  dealers and other financial institutions (they are referred to as
     "recipients") for personal services and account  maintenance  services they provide for their customers who hold Class A shares.  The services include, among others,  answering  customer  inquiries about the Fund,  assisting in establishing  and  maintaining  accounts  in the Fund,  making  the  Fund's investment  plans  available and providing other services at the request of
     the  Fund  or  the   Distributor.   The  Class  A  service   plan   permits
     reimbursements to the Distributor at a rate of up to 0.25%of average annual net  assets  of Class A shares.  The Board has set the rate at that  level.
     While the plan permits the Board to authorize  payments to the  Distributor to reimburse itself for services under the plan, the Board has not yet done
     so. The  Distributor  makes  payments to plan  recipients  quarterly  at an annual rate not to exceed 0.25% of the average annual net assets consisting of  Class  A  shares  held  in the  accounts  of the  recipients  or  their customers.

          For the fiscal  year ended July 31,  2004  payments  under the Class A plan  totaled  $962,846,  all of which all was paid by the  Distributor  to recipients,  and included $37,267 paid to an affiliate of the Distributor's parent  company.  Any  unreimbursed  expenses the  Distributor  incurs with respect  to Class A shares  for any  fiscal  year may not be  recovered  in subsequent  years. The Distributor may not use payments  received under the
     Class A plan to pay any of its interest expenses,  carrying charges,  other financial costs, or allocation of overhead.

          |X| Class B and Class C Distribution and Service Plan Fees. Under each plan,  distribution and service fees are computed on the average of the net asset value of shares in the respective  class,  determined as of the close of each regular business day during the period.  Each plan provides for the
     Distributor  to be compensated  at a flat rate,  whether the  Distributor's distribution  expenses  are more or less than the amounts  paid by the Fund under the plan  during the  period for which the fee is paid.  The types of services that recipients provide are similar to the services provided under the Class A service plan, described above.

          Each plan permits the Distributor to retain both the asset-based sales charges and the service fee on shares or to pay  recipients the service fee on a quarterly basis, without payment in advance.  However, the Distributor currently  intends to pay the service fee to  recipients in advance for the first year after Class B and Class C shares are purchased.  After the first year shares are outstanding,  after their purchase,  the Distributor  makes service fee payments  quarterly  on those  shares.  The advance  payment is based on the net asset value of shares sold.  Shares  purchased by exchange do not qualify for the advance  service fee payment.  If Class B or Class C shares  are  redeemed  during  the first year  after  their  purchase,  the recipient  of the service  fees on those  shares will be obligated to repay the  Distributor  a pro rata  portion of the advance  payment made on those shares.  Class B or  Class C shares  may not be  purchased  by an  investor directly  from the  Distributor  without the investor  designating  another
     broker-dealer   of  record.   If  the   investor   no  longer  has  another
     broker-dealer  of  record  for an  existing  account,  the  Distributor  is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.  In those cases, the Distributor retains the asset-based sales charge paid on Class B and Class C shares,  but does not retain any service  fees as to the assets represented by that account.

          The  asset-based  sales charge and service fees  increase  Class B and
     Class C  expenses  by 1.00% of the net  assets  per year of the  respective classes.

          The  Distributor  retains  the  asset-based  sales  charge  on Class B shares.  The Distributor  retains the  asset-based  sales charge on Class C shares  during  the first  year the  shares  are  outstanding.  It pays the asset-based sales charge as an ongoing concession to the recipient on Class
     C  shares  outstanding  for a year  or  more.  If a  dealer  has a  special agreement with the Distributor, the Distributor will pay the Class B and/or
     Class  C  service  fee and  the  asset-based  sales  charge  to the  dealer quarterly in lieu of paying the sales concession and service fee in advance at the time of purchase.

          The  asset-based  sales  charge on Class B and  Class C shares  allows investors to buy shares without a front-end sales charge while allowing the
     Distributor to compensate dealers that sell those shares. The Fund pays the asset-based  sales charge to the Distributor  for its services  rendered in distributing  Class B and  Class C  shares.  The  payments  are made to the
     Distributor in recognition that the Distributor:

                    o pays sales  concessions to authorized  brokers and dealers at the  time of sale  and  pays  service  fees as  described above,

                    o may  finance  payment  of  sales  concessions  and/or  the advance of the service fee payment to  recipients  under the plans,  or may provide such financing from its own resources or from the resources of an affiliate,

                    o employs  personnel to support  distribution of Class B and
                    Class C shares,

                    o bears  the  costs of  sales  literature,  advertising  and
                    prospectuses   (other  than  those   furnished   to  current
                    shareholders)  and state  "blue sky"  registration  fees and certain other distribution expenses,

                    o may not be able to adequately compensate dealers that sell
                    Class B and Class C shares without  receiving  payment under the  plans  and  therefore  may not be able  to  offer  such
                    Classes for sale absent the plans,

                    o  receives  payments  under the plans  consistent  with the service  fees and  asset-based  sales  charges paid by other non-proprietary funds that charge 12b-1 fees,

                    o may use the payments under the plan to include the Fund in various third-party  distribution programs that may increase sales of Fund shares,

                    o may  experience  increased  difficulty  selling the Fund's shares if payments under the plan are  discontinued  because most  competitor  funds  have  plans  that pay  dealers  for rendering  distribution  services  as much or more  than the amounts currently being paid by the Fund, and

                    o may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services,  or to  obtain  such  services  from  brokers  and dealers, if the plan payments were to be discontinued.

          The  Distributor's  actual  expenses  in  selling  Class B and Class C shares  may be more  than the  payments  it  receives  from the  contingent deferred sales charges collected on redeemed shares and from the Fund under the plans.  If either the Class B or the Class C plan is  terminated by the
     Fund, the Board of Trustees may allow the Fund to continue  payments of the asset-based sales charge to the Distributor for distributing  shares before the plan was terminated.

    Distribution Fees Paid to the Distributor for the Fiscal Year Ended 7/31/04

------------------------------------------------------------------------------------------------------------------------------
------------------- --------------------- ---------------------- ---------------------------- ------------------------

      Class:           Total Payments      Amount Retained by      Distributor's Aggregate         Distributor's
                       Under Plan          by Distributor          Unreimbursed Expenses           Unreimbursed
                                                                   Under Plan                  Expenses as % of Net
                                                                                                    Assets of Class

------------------- --------------------- ---------------------- ---------------------------- ------------------------
------------------- --------------------- ---------------------- ---------------------------- ------------------------

Class B Plan              $845,683              $599,4291                $2,233,804                    3.39%

------------------- --------------------- ---------------------- ---------------------------- ------------------------
------------------- --------------------- ---------------------- ---------------------------- ------------------------

Class C Plan              $303,876              $108,2212                 $645,929                     2.08%

------------------- --------------------- ---------------------- ---------------------------- ------------------------

1.       Includes $1,333 paid to an affiliate of the Distributor's parent company.
2.       Includes $7,016 paid to an affiliate of the Distributor's parent company.

          All  payments  under the Class B and the Class C plans are  subject to the limitations imposed by the Conduct Rules of the National Association of
     Securities  Dealers,  Inc.  on payments of  asset-based  sales  charges and service fees.

Performance of the Fund

                    Explanation  of  Performance  Terminology.  The Fund  uses a variety of terms to illustrate its performance.  These terms
                    include   "standardized  yield,"   "tax-equivalent   yield,"
                    "dividend yield," "average annual total return," "cumulative total  return,"  "average  annual  total return at net asset value" and "total return at net asset value." An explanation of how yields and total returns are  calculated is set forth below.  The charts below show the Fund's  performance  as of the its most recent fiscal year end. You can obtain  current performance information by calling the Fund's Transfer Agent
                    at  1.800.525.7048  or  by  visiting  the   OppenheimerFunds
                    Internet website at www.oppenheimerfunds.com.

          The Fund's  illustrations  of its performance  data in  advertisements must  comply  with  rules of the SEC.  Those  rules  describe  the types of performance  data  that  may be  used  and how it is to be  calculated.  In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised  class of shares of the
     Fund.

          Use of standardized  performance  calculations  enables an investor to compare the Fund's  performance  to the  performance of other funds for the same periods.  However,  a number of factors  should be  considered  before using the Fund's  performance  information as a basis for  comparison  with other investments:

                    Yields  and  total  returns  measure  the  performance  of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's  performance will vary from the model  performance data if your  dividends  are received in cash, or you buy or sell shares during the period,  or you bought your shares at a  different  time and  price  than the  shares  used in the model.

                    The Fund's performance returns may not reflect the effect of taxes on dividends and capital gains distributions.

                    An  investment in the Fund is not insured by the FDIC or any other government agency.

                    The principal value of the Fund's shares, and its yields and total returns are not guaranteed and normally will fluctuate on a daily basis.

                    When an investor's  shares are  redeemed,  they may be worth more or less than  their  original  cost.

     Yields and total  returns  for any given past period  represent  historical performance  information  and are not,  and  should  not be  considered,  a prediction of future yields or returns.

          The performance of each class of shares is shown  separately,  because the performance of each class of shares will usually be different.  That is because of the different kinds of expenses each class bears. The yields and total  returns of each class of shares of the Fund are  affected  by market conditions,  the quality of the Fund's  investments,  the maturity of those investments,  the types of  investments  the Fund holds,  and its operating expenses that are allocated to the particular class.

          Yields.  The Fund uses a variety of different yields to illustrate its current  returns.  Each  class of shares  calculates  its yield  separately because of the different expenses that affect each class.

          Standardized  Yield. The "standardized  yield" (sometimes  referred to just as "yield") is shown for a class of shares for a stated 30-day period.
     It is not based on actual distributions paid by the Fund to shareholders in the  30-day  period,  but  is a  hypothetical  yield  based  upon  the  net investment income from the Fund's portfolio investments for that period. It may  therefore  differ  from the  "dividend  yield"  for the same  class of shares, described below.

          Standardized yield is calculated using the following formula set forth in rules adopted by the SEC,  designed to assure uniformity in the way that all funds calculate their yields:

                                            6
        Standardized Yield = 2 [(a-b    + 1)  - 1]
                                 ---
                                 cd

         The symbols above represent the following factors:

                    a = dividends and interest earned during the 30-day period.

                    b =  expenses  accrued  for the period  (net of any  expense assumptions).

                    c = the  average  daily  number  of  shares  of  that  class outstanding  during the 30-day  period that were entitled to receive dividends.

                    d = the  maximum  offering  price per share of that class on the last day of the period,  adjusted for  undistributed net investment income.

                    The  standardized  yield for a particular  30-day period may differ  from the yield for other  periods.  The SEC  formula assumes  that the  standardized  yield  for a 30-day  period occurs at a  constant  rate for a  six-month  period  and is annualized at the end of the six-month period. Additionally, because  each  class  of  shares  is  subject  to  different expenses,  it is likely that the standardized  yields of the
                    Fund's classes of shares will differ for any 30-day period.

          Dividend Yield.  The Fund may quote a "dividend  yield" for each class of its shares.  Dividend yield is based on the dividends paid on a class of shares during the actual dividend period. To calculate  dividend yield, the dividends of a class  declared  during a stated period are added  together, and the sum is multiplied by 12 (to annualize the yield) and divided by the maximum offering price on the last day of the dividend period.  The formula is shown below:

     Dividend Yield = dividends paid x 12/maximum offering price (payment date)

          The maximum  offering  price for Class A shares  includes  the current maximum  initial sales charge.  The maximum  offering price for Class B and
     Class C shares is the net asset value per share,  without  considering  the effect of contingent deferred sales charges. The Class A dividend yield may also be quoted without deducting the maximum initial sales charge.

          Tax-Equivalent Yield. The "tax-equivalent  yield" of a class of shares is  the  equivalent  yield  that  would  have  to be  earned  on a  taxable investment  to achieve  the  after-tax  results  represented  by the Fund's
     tax-equivalent   yield.  It  adjusts  the  Fund's  standardized  yield,  as calculated  above, by a stated tax rate.  Using different tax rates to show different tax equivalent  yields shows  investors in different tax brackets the tax equivalent yield of the Fund based on their own tax bracket.

          The tax-equivalent  yield is based on a 30-day period, and is computed by  dividing  the  tax-exempt  portion  of the  Fund's  current  yield  (as calculated  above) by one minus a stated  income  tax rate.  The  result is added to the  portion  (if any) of the  Fund's  current  yield  that is not tax-exempt.

          The  tax-equivalent  yield may be used to compare  the tax  effects of income  derived from the Fund with income from taxable  investments  at the tax rates stated.  Your tax bracket is determined by your federal and state taxable  income  (the net amount  subject to federal  and state  income tax after deductions and exemptions).

                  The Fund's Yields for the 30-Day Periods Ended 07/31/04

Class of              Standardized Yield                Dividend Yield                  Tax-Equivalent Yield
                                                                                 (41.05%Combined Federal/City/State

Shares                                                                                      Tax Bracket)
--------------- ------------------------------- ------------------------------- -------------------------------------
--------------- --------------- --------------- --------------- --------------- ------------------ ------------------
                Without Sales   After Sales     Without Sales   After Sales     Without Sales      After Sales
                Charge          Charge          Charge          Charge          Charge             Charge
--------------- --------------- --------------- --------------- --------------- ------------------ ------------------
--------------- --------------- --------------- --------------- --------------- ------------------ ------------------

Class A             5.95%           5.67%           6.54%           6.23%            11.09%             10.56%

--------------- --------------- --------------- --------------- --------------- ------------------ ------------------
--------------- --------------- --------------- --------------- --------------- ------------------ ------------------

Class B             5.05%            N/A            5.74%            N/A              9.74%               N/A

--------------- --------------- --------------- --------------- --------------- ------------------ ------------------
--------------- --------------- --------------- --------------- --------------- ------------------ ------------------

Class C             5.05%            N/A            5.73%            N/A              9.73%               N/A

--------------- --------------- --------------- --------------- --------------- ------------------ ------------------

          |X| Total  Return  Information.  There are  different  types of "total returns" to measure the Fund's  performance.  Total return is the change in value  of a  hypothetical  investment  in the  Fund  over a  given  period, assuming that all dividends and capital gains  distributions are reinvested in additional  shares and that the investment is redeemed at the end of the period.  Because of differences  in expenses for each class of shares,  the total returns for each class are separately measured.  The cumulative total return measures the change in value over the entire period (for example, 10 years). An average annual total return shows the average rate of return for each year in a period that would produce the  cumulative  total return over the entire period. However, average annual total returns do not show actual year-by-year  performance.  The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

          In calculating  total returns for Class A shares,  the current maximum sales charge of 4.75% (as a percentage  of the offering  price) is deducted from the initial  investment  ("P" in the formula below) (unless the return is shown  without sales charge,  as described  below).  For Class B shares, payment of the  applicable  contingent  deferred  sales  charge is applied, depending  on the period  for which the return is shown:  5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years,  2.0% in the fifth  year,  1.0% in the sixth year and none  thereafter.  For Class C shares,  the 1.0% contingent  deferred sales charge is deducted for returns for the one-year period.

          o Average  Annual Total Return.  The "average  annual total return" of each class is an average annual  compounded rate of return for each year in a specified  number of years.  It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending
     Redeemable  Value ("ERV" in the formula) of that  investment,  according to the following formula:

      ------   l/n  - 1   Average Annual Total Return
      ERV

      -------

        P

          o Average  Annual Total Return  (After  Taxes on  Distributions).  The
     "average  annual total return  (after taxes on  distributions)"  of Class A shares is an average  annual  compounded  rate of return for each year in a specified  number of years,  adjusted  to show the effect of federal  taxes
     (calculated using the highest individual  marginal federal income tax rates in effect on any reinvestment  date) on any distributions  made by the Fund during the specified  period.  It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVD" in the formula) of that investment, after taking into account the effect of taxes on Fund  distributions,  but not on the  redemption  of
     Fund shares, according to the following formula:

             - 1= Average Annual Total Return (After Taxes on Distributions)
ATVD l/n
---
 P

          o Average  Annual  Total  Return  (After  Taxes on  Distributions  and
     Redemptions).   The  "average   annual   total   return   (after  taxes  on
     distributions  and  redemptions)"  of Class A shares is an  average  annual compounded  rate of return  for each year in a  specified  number of years, adjusted to show the effect of federal taxes  (calculated using the highest individual  marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period and the  effect of  capital  gains  taxes or capital  loss tax  benefits  (each calculated using the highest federal  individual  capital gains tax rate in effect on the redemption  date) resulting from the redemption of the shares at the end of the period.  It is the rate of return  based on the change in value of a  hypothetical  initial  investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value  ("ATVDR"  in the  formula)  of that  investment,  after  taking into account the effect of taxes on fund  distributions and on the redemption of
     Fund shares, according to the following formula:

ATVDR l/n - 1 = Average Annual Total Return (After Taxes on Distributions and Redemptions)
---
 P

          o Cumulative Total Return.  The "cumulative total return"  calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years.  Its  calculation  uses some of the same factors as average annual total return,  but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

    ERV - P       = Total Return

-----------------
       P

          o Total  Returns  at Net Asset  Value.  From time to time the Fund may also quote a  cumulative  or an average  annual  total return "at net asset value" (without deducting sales charges) for each class of shares.  Each is based on the  difference  in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares
     (without  considering  front-end or contingent  deferred sales charges) and takes into  consideration  the  reinvestment of dividends and capital gains distributions.

            The Fund's Total Returns for the Periods Ended 7/31/04

Class of            Cumulative Total           Average Annual Total Returns
                        Returns
                ------------------------
                      (10 Years or
Shares          life-of-class, if less)

         1-Year                    5-Year                     10-Year
                                                         (or life of class, if
                                                              less)

                   After       Without       After       Without    After Sales     Without    After Sales     Without
                   Sales        Sales        Sales        Sales        Charge        Sales        Charge        Sales
                  Charge       Charge       Charge       Charge                     Charge                     Charge

--------------- ------------ ------------ ------------ ------------ ------------- ------------ ------------- ------------
--------------- ------------ ------------ ------------ ------------ ------------- ------------ ------------- ------------

Class A1          65.80%       74.08%        4.33%        9.54%        3.94%         4.95%        5.19%         5.70%

--------------- ------------ ------------ ------------ ------------ ------------- ------------ ------------- ------------
--------------- ------------ ------------ ------------ ------------ ------------- ------------ ------------- ------------

Class B2          66.39%       66.39%        3.70%        8.70%        3.83%         4.16%        5.22%         5.22%

--------------- ------------ ------------ ------------ ------------ ------------- ------------ ------------- ------------
--------------- ------------ ------------ ------------ ------------ ------------- ------------ ------------- ------------

Class C3          46.73%       46.73%        7.71%        8.71%        4.17%         4.17%        4.48%         4.48%

--------------- ------------ ------------ ------------ ------------ ------------- ------------ ------------- ------------

1. Inception of Class A:   11/03/88
2. Inception of Class B:   05/03/93
3. Inception of Class C:   11/01/95

--------------------------------------------------------------------------------------------------------------

                    Average Annual Total Returns for Class A Shares (After Sales Charge)
                                        For the Periods Ended 7/31/04

--------------------------------------------------------------------------------------------------------------
-------------- ------------------------- -----------------------------------------------------------------------------

                        1-Year                                              5-Year                                                                                           10-Year
                                                                                                                                                                   (or life of class, if less)

-------------- ------------------------- -----------------------------------------------------------------------------
------------------------------------------ ------------------- ----------------------- -----------------------

After Taxes on Distributions                     4.33%                 3.94%                   5.17%

------------------------------------------ ------------------- ----------------------- -----------------------
------------------------------------------ ------------------- ----------------------- -----------------------

After Taxes on Distributions and                 4.88%                 4.12%                   5.21%
Redemption of Fund Shares

------------------------------------------ ------------------- ----------------------- -----------------------

                    Other  Performance   Comparisons.   The  Fund  compares  its
                    performance annually to that of an appropriate broadly-based market index in its Annual Report to  shareholders.  You can obtain that  information by contacting the Transfer Agent at the  addresses  or telephone  numbers  shown on the cover of this Statement of Additional Information.  The Fund may also compare  its  performance  to  that  of  other  investments, including  other  mutual  funds,  or  use  rankings  of  its performance by  independent  ranking  entities.  Examples of these performance comparisons are set forth below.

          |X|  Lipper  Rankings.  From  time to time the Fund  may  publish  the ranking  of the  performance  of its  classes  of  shares by  Lipper,  Inc.
     ("Lipper").   Lipper  is  a   widely-recognized   independent  mutual  fund
     monitoring service. Lipper monitors the performance of regulated investment companies,  including  the Fund,  and ranks their  performance  for various periods in categories based on investment  styles.  The Lipper  performance rankings  are based on total  returns  that  include  the  reinvestment  of capital  gain  distributions  and  income  dividends  but do not take sales charges or taxes into  consideration.  Lipper also  publishes  "peer-group"
     indices  of the  performance  of all  mutual  funds in a  category  that it monitors  and  averages  of the  performance  of the  funds  in  particular categories.

          |X|  Morningstar  Ratings.  From time to time the Fund may publish the star rating of the  performance  of its  classes of shares by  Morningstar,
     Inc., an independent mutual fund monitoring service.  Morningstar rates and ranks mutual funds in their specialized market sectors.  The Fund is ranked among the municipal California long category.

          Morningstar proprietary star ratings reflect historical  risk-adjusted total investment return. For each fund with at least a three-year  history,
     Morningstar  calculates  a  Morningstar  Rating(TM)based  on a  Morningstar
     Risk-Adjusted  Return  measure  that  accounts  for  variation  in a fund's monthly  performance  (including the effects of sales charges,  loads,  and
     redemption  fees),   placing  more  emphasis  on  downward  variations  and
     rewarding  consistent  performance.  The top 10% of funds in each  category receive 5 stars,  the next 22.5%  receive 4 stars,  the next 35%  receive 3 stars,  the next 22.5% receive 2 stars,  and the bottom 10% receive 1 star.
     (Each  share  class is counted as a fraction  of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall  Morningstar  Rating for a fund is derived from a weighted  average of the  performance  figures  associated with its three-, five-and ten-year (if applicable) Morningstar Rating metrics.

          |X|  Performance  Rankings  and  Comparisons  by  Other  Entities  and
     Publications.  From time to time the Fund may include in its advertisements and  sales  literature  performance  information  about  the Fund  cited in newspapers  and  other  periodicals  such as The New York  Times,  The Wall
     Street Journal,  Barron's,  or similar  publications.  That information may include  performance  quotations from other sources,  including  Lipper and
     Morningstar.  The  performance  of the  Fund's  classes  of  shares  may be compared in  publications  to the  performance of various market indices or other investments,  and averages,  performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

          Investors  may also wish to compare  the  returns on the Fund's  share classes to the return on fixed-income  investments available from banks and thrift  institutions.  Those  include  certificates  of  deposit,  ordinary interest-paying  checking and savings accounts, and other forms of fixed or variable  time  deposits,  and various other  instruments  such as Treasury bills.  However,  the Fund's  returns and share price are not guaranteed or insured by trhe FDIC or any other agency and will  fluctuate  daily,  while bank  depository  obligations  may be insured  by the FDIC and may  provide fixed rates of return.  Repayment of  principal  and payment of interest on
     Treasury  securities  is  backed by the full  faith and  credit of the U.S.
     government.

          From time to time,  the Fund may  publish  rankings  or ratings of the
     Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds,  other than performance  rankings of the Oppenheimer funds themselves.  Those ratings or rankings of shareholder and investor  services by third  parties may include  comparisons  of their services to those  provided by other mutual fund  families  selected by the rating or  ranking  services.  They may be based upon the  opinions  of the rating or ranking service itself, using its research or judgment,  or based based upon surveys of investors, brokers, sahreholders or others.

          From time to time the Fund may include in its advertisements and sales literature  the  total  return  performance  of a  hypothetical  investment account that includes shares of the Fund and other  Oppenheimer  funds. The combined  account  may be part of an  illustration  of an asset  allocation model or similar  presentation.  The account  performance may combine total return  performance  of the Fund and the total return  performance of other
     Oppenheimer funds included in the account. Additionally, from time to time,
     the  Fund's   advertisements   and  sales   literature  may  include,   for
     illustrative   or  comparative   purposes,   statistical   data  and  other
     information about general or specific market and economic conditions.  That may include, for example,

          o  information   about  the  performance  of  certain   securities  or
     commodities markets or segments of those markets.

          o  information  about the  performance  of the economies of particular countries or regions,

          o the  earnings  of  companies  included  in  segments  of  particular industries, sectors, securities markets, countries or regions,

               o the  availability of different types of securities or offerings or securities,

               o information  relating to the gross  national or gross  domestic product of the United States or other countries or regions,

               o comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

               Additional  information is presented below about the methods that can be used to buy  shares  of the  Fund.  Appendix  C  contains  more information abut the special sales charge arrangements  offered by the
          Fund, and the  cirucmstances  in which sales charges may be reduced or waived for certain classes of investors.

               When you purchase shares of the Fund, your ownership  interest in the shares of the Fund will be recorded as a book entry on the records of the Fund.  The Fund will not issue or  re-register  physical  share certificates.

     AccountLink.  When shares are purchased through AccountLink,  each purchase must be at least $50 and  shareholders  must invest at least $500 before an
     Asset Builder Plan  (described  below) can be established on a new account.
     Accounts  established  prior to  November  1, 2002  will  remain at $25 for additional purchases.  Shares will be purchased on the regular business day the  Distributor  is instructed to initiate the  Automated  Clearing  House
     ("ACH")  transfer  to buy the  shares.  Dividends  will  begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the
     Fund receives  Federal Funds for the purchase through the ACH system before the close of The New York Stock  Exchange  ("the  Exchange").  The Exchange
     normally  closes at 4:00 P.M.,  but may close  earlier on certain  days. If
     Federal  Funds  are  received  on a  business  day  after  the close of the
     Exchange,  the shares will be purchased and dividends  will begin to accrue on the next  regular  business  day.  The  proceeds  of ACH  transfers  are normally received by the Fund three days after the transfers are initiated.
     If the proceeds of the ACH transfer are not received on a timely basis, the
     Distributor   reserves  the  right  to  cancel  the  purchase  order.   The
     Distributor  and the Fund are not  responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

     Reduced  Sales  Charges.  As discussed in the  Prospectus,  a reduced sales charge rate may be obtained for Class A shares under Right of  Accumulation and  Letters  of Intent  because  of the  economies  of sales  efforts  and reduction  in  expenses  realized by the  Distributor,  dealers and brokers
     making  such  sales.   No  sales   charge  is  imposed  in  certain   other
     circumstances  described  in  Appendix C to this  Statement  of  Additional
     Information because the Distributor or dealer or broker incurs little or no selling expenses.

     The Oppenheimer  Funds.  The  Oppenheimer  funds are those mutual funds for which the Distributor  acts as the  distributor  and currently  include the following: ' Oppenheimer AMT-Free Municipals

Oppenheimer AMT-Free New York Municipals  Oppenheimer Limited Term Municipal Fund
Oppenheimer Balanced Fund                 Oppenheimer Main Street Fund
Oppenheimer Bond Fund                     Oppenheimer Main Street Opportunity Fund
Oppenheimer California Municipal Fund     Oppenheimer Main Street Small Cap Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer MidCap Fund
Oppenheimer Capital Preservation Fund     Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Income Fund           Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Champion Income Fund          Oppenheimer Principal Protected Main Street Fund
Oppenheimer Convertible Securities Fund   Oppenheimer Principal Protected Main Street Fund II
Oppenheimer Developing Markets Fund       Oppenheimer Quest Balanced Fund
Oppenheimer Disciplined Allocation Fund   Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Discovery Fund                Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Emerging Growth Fund          Oppenheimer Quest Opportunity Value Fund
Oppenheimer Emerging Technologies Fund    Oppenheimer Quest Value Fund, Inc.
Oppenheimer Enterprise Fund               Oppenheimer Real Asset Fund
Oppenheimer Equity Fund, Inc.             Oppenheimer Real Estate Fund
Oppenheimer Global Fund                   Oppenheimer Rochester National Municipals
Oppenheimer Global Opportunities Fund     Oppenheimer Select Value Fund
Oppenheimer Gold & Special Minerals Fund  Oppenheimer Senior Floating Rate Fund
Oppenheimer Growth Fund                   Oppenheimer Small Cap Value Fund
Oppenheimer High Yield Fund               Oppenheimer Strategic Income Fund
Oppenheimer International Bond Fund       Oppenheimer Total Return Bond Fund
Oppenheimer International Growth Fund     Oppenheimer U.S. Government Trust
Oppenheimer International Small
         Company Fund                     Oppenheimer Value Fund
Oppenheimer International Value Fund      Limited-Term New York Municipal Fund
Oppenheimer Limited Term California
         Municipal Fund                   Rochester Fund Municipals

And the following money market funds:

Oppenheimer Cash Reserves                    Centennial Government Trust
Oppenheimer Money Market Fund, Inc.          Centennial Money Market Trust
Centennial America Fund, L. P.               Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust       Centennial Tax Exempt Trust

     There is an initial  sales charge on the purchase of Class A shares of each of the Oppenheimer  funds  described above except the money market funds.  Under certain  circumstances  described in this  Statement of Additional  Information, redemption  proceeds  of certain  money  market  fund shares may be subject to a contingent deferred sales charge.

     Letters of Intent.  Under a Letter of Intent  ("Letter"),  if you  purchase
     Class A  shares  or  Class A and  Class B  shares  of the  Fund  and  other
     Oppenheimer funds during a 13-month period, you can reduce the sales charge rate that applies to your purchases of Class A shares.  The total amount of your intended  purchases of both Class A and Class B shares will  determine the reduced sales charge rate for the Class A shares  purchased during that period. You can include purchases made up to 90 days before the date of the
     Letter.  Letters do not  consider  Class C shares you  purchase or may have purchased.

     A Letter is an investor's  statement in writing to the  Distributor  of the intention  to purchase  Class A shares or Class A and Class B shares of the Fund
(and other Oppenheimer funds) during a 13-month period (the "Letter period"). At the investor's  request,  this may include purchases made up to 90 days prior to the date of the Letter.  The Letter states the investor's  intention to make the aggregate  amount of purchases  of shares  which,  when added to the  investor's holdings of shares of those funds,  will equal or exceed the amount specified in the Letter.  Purchases made by  reinvestment  of dividends or  distributions  of capital gains and purchases  made at net asset value without sales charge do not count toward satisfying the amount of the Letter.

     A Letter  enables  an  investor  to count  the  Class A and  Class B shares purchased  under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other  Oppenheimer  funds) that applies under the Right of Accumulation to current purchases of Class A shares.  Each purchase of Class A shares under the Letter will be made at the offering price (including the sales  charge) that applies to a single  lump-sum  purchase of shares in the amount intended to be purchased under the Letter.

     In  submitting  a Letter,  the  investor  makes no  commitment  to purchase shares. However, if the investor's purchases of shares within the Letter period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that  period,  do not equal or exceed the  intended  purchase amount,  the  investor  agrees  to pay the  additional  amount  of sales  charge applicable  to such  purchases.  That amount is  described in "Terms of Escrow,"
below (those  terms may be amended by the  Distributor  from time to time).  The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the  Transfer  Agent  subject  to the Terms of Escrow.
Also,  the  investor  agrees  to be bound by the terms of the  Prospectus,  this
Statement of Additional  Information and the application  used for a Letter.  If those  terms are  amended,  as they may be from  time to time by the  Fund,  the investor agrees to be bound by the amended terms and that those  amendments will apply automatically to existing Letters.

     If the total eligible  purchases made during the Letter period do not equal or exceed the intended purchase amount,  the concessions  previously paid to the dealer of record for the account and the amount of sales charge  retained by the
Distributor  will be adjusted to the rates applicable to actual total purchases.
If total  eligible  purchases  during the  Letter  period  exceed  the  intended purchase  amount  and exceed  the  amount  needed to qualify  for the next sales charge rate reduction set forth in the  Prospectus,  the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer  returns  to the  Distributor  the  excess of the  amount of  concessions allowed or paid to the dealer over the amount of  concessions  that apply to the actual amount of purchases.  The excess concessions  returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the
Distributor's receipt thereof.

     The Transfer  Agent will not hold shares in escrow for  purchases of shares of the Fund and other  Oppenheimer  funds by  OppenheimerFunds  prototype 401(k)
plans under a Letter.  If the intended  purchase  amount under a Letter  entered into by an  OppenheimerFunds  prototype 401(k) plan is not purchased by the plan by the end of the Letter period, there will be no adjustment of concessions paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

     In determining  the total amount of purchases  made under a Letter,  shares redeemed by the investor  prior to the  termination of the Letter period will be deducted.  It is the  responsibility of the dealer of record and/or the investor to advise the Distributor  about the Letter when placing any purchase orders for the  investor  during  the Letter  period.  All of such  purchases  must be made through the Distributor.

         |X|  Terms of Escrow That Apply to Letters of Intent.

     1. Out of the initial purchase (or subsequent  purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount  specified in the Letter shall be held in escrow by the Transfer
Agent. For example, if the intended purchase amount is $50,000, the escrow shall be  shares  valued  in the  amount of $2,500  (computed  at the  offering  price adjusted for a $50,000 purchase).  Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

         2.   If the total minimum investment specified under the Letter is completed within the 13-month Letter period, the escrowed shares will be promptly released to the investor.

     3.  If,  at the end of the  13-month  Letter  period  the  total  purchases pursuant to the Letter are less than the intended  purchase amount  specified in the Letter,  the investor must remit to the  Distributor  an amount equal to the difference  between the dollar  amount of sales  charges  actually  paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time.  That sales charge  adjustment will apply to any shares  redeemed  prior to the  completion of the Letter.  If the  difference in sales  charges  is not  paid  within  twenty  days  after  a  request  from  the
Distributor  or the  dealer,  the  Distributor  will,  within  sixty days of the expiration  of the Letter,  redeem the number of escrowed  shares  necessary  to realize such difference in sales charges.  Full and fractional  shares remaining after such redemption will be released from escrow.  If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

     4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer  Agent as  attorney-in-fact  to surrender for redemption any or all escrowed shares.

     The shares  eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:

     (a) Class A shares sold with a front-end sales charge or subject to a Class
     A contingent deferred sales charge,

     (b)  Class B shares  of  other  Oppenheimer  funds  acquired  subject  to a contingent deferred sales charge, and

     (c) Class A or Class B shares  acquired  by  exchange of either (1) Class A shares of one of the other  Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (2) Class B shares of one of the other  Oppenheimer  funds  that were  acquired  subject  to a contingent deferred sales charge.

     6. Shares held in escrow  hereunder  will  automatically  be exchanged  for shares of another  fund to which an exchange is  requested,  as described in the section of the Prospectus  entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

     Asset Builder  Plans.  As explained in the  Prospectus,  you must initially establish your account with $500. Subsequently,  you can establish an Asset
     Builder Plan to automatically  purchase  additional  shares directly from a bank account for as little as $50. For those accounts  established prior to
     November 1, 2002 and which have previously established Asset Builder Plans, additional  purchases will remain at $25. Shares purchased by Asset Builder
     Plan payments from bank accounts are subject to the redemption restrictions for recent purchases  described in the Prospectus.  Asset Builder Plans are available  only if your bank is an ACH member.  Asset Builder Plans may not be used to buy shares  for  OppenheimerFunds  employer-sponsored  qualified retirement  accounts.  Asset  Builder  Plans also  enable  shareholders  of
     Oppenheimer  Cash  Reserves  to use  their  fund  account  to make  monthly automatic purchases of shares of up to four other Oppenheimer funds.

     If you make payments from your bank account to purchase shares of the Fund, your bank account will be debited automatically. Normally the debit will be made
two  business  days  prior  to  the  investment   dates  you  selected  on  your
application.  Neither the  Distributor,  the Transfer Agent or the Fund shall be responsible  for any delays in purchasing  shares that result from delays in ACH transmissions.

     Before you establish Asset Builder payments, you should obtain a prospectus of the selected  fund(s) from your financial  advisor (or the  Distributor)  and request an application from the Distributor. Complete the application and return
it. You may change the amount of your Asset Builder payment or you can terminate these automatic  investments at any time by writing to the Transfer  Agent.  The
Transfer  Agent  requires a  reasonable  period  (approximately  10 days)  after receipt of your  instructions  to implement them. The Fund reserves the right to amend,  suspend or discontinue  offering Asset Builder plans at any time without prior notice.

     Cancellation  of Purchase  Orders.  Cancellation of purchase orders for the
     Fund's shares (for example,  when a purchase  check is returned to the Fund unpaid)  causes a loss to be  incurred  when the net  asset  values  of the
     Fund's shares on the  cancellation  date is less than on the purchase date.
     That loss is equal to the amount of the  decline in the net asset value per share  multiplied  by the  number  of  shares in the  purchase  order.  The investor is responsible  for that loss. If the investor fails to compensate the Fund for the loss, the  Distributor  will do so. The Fund may reimburse the  Distributor  for that  amount by  redeeming  shares  from any  account registered in that investor's name, or the Fund or the Distributor may seek other redress.

     Classes of Shares.  Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund.  However,  each class has different shareholder  privileges and features. The net income attributable to Class B or Class C shares and the dividends  payable on Class B or Class
     C shares  will be  reduced by  incremental  expenses  borne  solely by that class.  Those expenses include the asset-based sales charges to which Class
     B and Class C are subject.

     The  availability  of  different  classes of shares  permits an investor to choose  the  method  of  purchasing  shares  that  is more  appropriate  for the investor.  That may depend on the amount of the purchase, the length of time the investor  expects to hold  shares,  and other  relevant  circumstances.  Class A shares  normally are sold subject to an initial sales charge.  While Class B and
Class C shares have no initial sales charge,  the purpose of the deferred  sales charge and asset-based sales charge on Class B and Class C shares is the same as that  of the  initial  sales  charge  on  Class A  shares  - to  compensate  the
Distributor and brokers,  dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive  compensation from his or her firm for selling Fund shares may receive  different  levels of compensation  for selling one class of shares rather than another.

     The  Distributor  will not accept a purchase  order of $100,000 or more for
Class B shares or a purchase  order of $1 million  or more to  purchase  Class C shares on behalf of a single  investor (not  including  dealer  "street name" or omnibus accounts).

     |X| Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of Class B shares to Class A shares 72 months after purchase is not treated as a taxable event for the shareholder.  If those laws or the IRS  interpretation  of those laws should change,  the automatic  conversion  feature may be suspended.  In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder,  and absent  such  exchange,  Class B shares  might  continue to be subject to the asset-based sales charge for longer than six years.

     |X|  Allocation of Expenses.  The Fund pays  expenses  related to its daily operations,  such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing  costs.  Those  expenses are paid out of the Fund's assets and are not paid directly by  shareholders.  However,  those expenses reduce the net asset values of shares,  and  therefore  are  indirectly  borne by  shareholders through their investment.

     The  methodology  for  calculating  the  net  asset  value,  dividends  and distributions  of the Fund's  share  classes  recognizes  two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class,  and then  equally to each  outstanding  share  within a given  class.  Such  general expenses include  management fees, legal,  bookkeeping and audit fees,  printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional
Information and other materials for current  shareholders,  fees to unaffiliated
Trustees,  custodian expenses,  share issuance costs,  organization and start-up costs, interest,  taxes and brokerage commissions,  and non-recurring  expenses, such as litigation costs.

     Other  expenses that are directly  attributable  to a particular  class are allocated equally to each outstanding share within that class.  Examples of such expenses  include  distribution  and service  plan  (12b-1)  fees,  transfer and shareholder  servicing agent fees and expenses and shareholder  meeting expenses
(to the extent that such expenses pertain only to a specific class).

Fund Account Fees. As stated in the Prospectus, a $12 annual "Minimum Balance
Fee" is assessed on each Fund account with a share balance valued under $500.
The Minimum Balance Fee is automatically deducted from each such
Fund account on or about the second to last business day of September.

     Listed  below  are  certain  cases in which  the Fund has  elected,  in its discretion, not to assess the Fund Account Fees. These exceptions are subject to change:

     A fund account whose shares were acquired after September 30th of the prior year;

     o A fund  account  that  has a  balance  below  $500  due to the  automatic conversion  of shares  from  Class B to Class A shares.  However,  once all
     Class B shares held in the account  have been  converted  to Class A shares the new account balance may become subject to the Minimum Balance Fee;

     o Accounts of  shareholders  who elect to access  their  account  documents electronically via eDoc Direct;

     o A fund account that has only certificated shares and, has a balance below
     $500 and is being escheated;

     o Accounts of shareholders that are held by  broker-dealers  under the NSCC
     Fund/SERV system;

     o Accounts held under the Oppenheimer Legacy Program and/or holding certain
     Oppenheimer Variable Account Funds;

     o Omnibus  accounts  holding  shares  pursuant to the  Pinnacle,  Ascender,
     Custom  Plus,   Recordkeeper  Pro  and  Pension  Alliance  Retirement  Plan
     programs; and

     o A fund  account  that falls below the $500  minimum  solely due to market fluctuations  within  the  12-month  period  preceding  the date the fee is deducted.

     To access account documents  electronically via eDocs Direct,  please visit
the  Service  Center  on  our  website  at   www.oppenheimerfunds.com   or  call
1.888.470.0862 for instructions.

o The Fund reserves the authority to modify Fund Account Fees in its discretion.

   Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Fund are  determined  as of the close of business of the Exchange on each day that the Exchange is open.  The  calculation is done by dividing  the value of the Fund's net assets  attributable  to a class by the number of shares of that  class  that are  outstanding.  The  Exchange  normally closes at 4:00 P.M., Eastern time, but may close earlier on some other days (for example,  in case  of  weather  emergencies  or on days  falling  before  a U.S.
holiday).  All  references to time in this  Statement of Additional  Information mean "Eastern  time." The Exchange's most recent annual  announcement  regarding holidays and days when the market may close early is available on the Exchange's website at www.nyse.com.

     Dealers  other than  Exchange  members  may  conduct  trading in  municipal securities  on days on which the  Exchange  is closed  (including  weekends  and holidays) or after 4:00 P.M. on a regular  business day.  Because the Fund's net asset values will not be calculated  on those days,  the Fund's net asset values per share may be significantly  affected on such days when  shareholders may not purchase or redeem shares.

     Securities  Valuation.   The  Fund's  Board  of  Trustees  has  established
procedures  for  the  valuation  of the  Fund's  securities.  In  general  those procedures are as follows:

     o Long-term  debt  securities  having a remaining  maturity in excess of 60 days are valued  based on the mean  between  the "bid" and  "asked"  prices determined by a portfolio  pricing service  approved by the Fund's Board of
     Trustees or obtained by the Manager  from two active  market  makers in the security on the basis of reasonable inquiry.

     o The  following  securities  are valued at the mean  between the "bid" and
     "asked" prices determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:

     (1) debt  instruments  that  have a  maturity  of more  than 397 days  when issued,

     (2) debt  instruments  that had a maturity  of 397 days or less when issued and have a remaining maturity of more than 60 days, and

     (3) non-money  market debt  instruments  that had a maturity of 397 days or less when issued and which have a remaining  maturity of 60 days or less.

     o The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:

     (1) money market debt securities held by a non-money market fund that had a maturity of less than 397 days when  issued that have a remaining  maturity of 60 days or less, and

     (2) debt  instruments  held by a money  market  fund that have a  remaining maturity of 397 days or less.

     o Securities (including restricted securities) not having readily-available market  quotations  are valued at fair value  determined  under the Board's procedures. If the Manager is unable to locate two market makers willing to give  quotes,  a security  may be priced at the mean  between the "bid" and
     "asked"  prices  provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

     In the case of  municipal  securities,  when last sale  information  is not generally available,  the Manager may use pricing services approved by the Board of Trustees.  The pricing service may use "matrix" comparisons to the prices for comparable  instruments  on the  basis of  quality,  yield and  maturity.  Other special  factors may be involved (such as the tax-exempt  status of the interest paid by  municipal  securities).  The Manager  will  monitor the accuracy of the pricing  services.  That  monitoring  may  include  comparing  prices  used  for portfolio valuation to actual sales prices of selected securities.

     Puts,  calls,  futures and  municipal  bond index futures are valued at the last  sale  price on the  principal  exchange  on which  they are  traded  or on
Nasdaq(R),  as applicable,  as determined by a pricing  service  approved by the
Board of Trustees or by the Manager. If there were no sales that day, they shall be valued at the last sale price on the  preceding  trading  day if it is within the spread of the closing "bid" and "asked" prices on the principal  exchange or on Nasdaq on the  valuation  date.  If not,  the value  shall be the closing bid price on the principal  exchange or on Nasdaq on the valuation date. If the put, call or future is not traded on an exchange or on Nasdaq,  it shall be valued by the mean  between  "bid" and "asked"  prices  obtained  by the Manager  from two active  market  makers.  In certain  cases that may be at the "bid"  price if no
"asked" price is available.

     When the Fund writes an option,  an amount equal to the premium received is included  in the Fund's  Statement  of Assets and  Liabilities  as an asset.  An equivalent credit is included in the liability  section.  The credit is adjusted
("marked-to-market")  to reflect the  current  market  value of the  option.  In determining the Fund's gain on investments, if a call or put written by the Fund is exercised,  the proceeds are increased by the premium received.  If a call or put  written  by the Fund  expires,  the Fund  has a gain in the  amount  of the premium. If the Fund enters into a closing purchase transaction,  it will have a gain or loss,  depending  on whether the premium  received was more or less than the cost of the closing  transaction.  If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying  investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

     The  information  below  supplements the terms and conditions for redeeming shares set forth in the Prospectus.

     Checkwriting.  When a check is  presented  to  United  Missouri  Bank  (the
     "Bank") for  clearance,  the Bank will ask the Fund to redeem a  sufficient number of full and fractional shares in the shareholder's  account to cover the amount of the check. This enables the shareholder to continue receiving dividends on those shares until the check is presented to the Fund.  Checks may not be  presented  for payment at the offices of the Bank or the Fund's custodian.  This  limitation  does not  affect  the use of  checks  for the payment of bills or to obtain cash at other  banks.  The Fund  reserves the right to amend, suspend or discontinue offering checkwriting  privileges at any time. The Fund will provide you notice whenever it is required to do so by applicable law.

     In choosing to take advantage of the Checkwriting privilege, by signing the account  application or by completing a Checkwriting  card,  each individual who signs:

     (1) for  individual  accounts,  represents  that  they  are the  registered owner(s) of the shares of the Fund in that account;

     (2) for accounts for corporations, partnerships, trusts and other entities, represents  that they are an  officer,  general  partner,  trustee or other fiduciary or agent, as applicable,  duly authorized to act on behalf of the registered owner(s);

     (3)  authorizes the Fund, its Transfer Agent and any bank through which the
     Fund's  drafts  (checks)  are  payable to pay all checks  drawn on the Fund account of such person(s) and to redeem a sufficient  amount of shares from that account to cover payment of each check;

     (4)  specifically  acknowledges  that if they choose to permit checks to be honored  if there is a single  signature  on  checks  drawn  against  joint accounts,  or  accounts  for  corporations,  partnerships,  trusts or other entities,  the signature of any one signatory on a check will be sufficient to authorize payment of that check and redemption from the account, even if that  account  is  registered  in the names of more than one person or more than one  authorized  signature  appears  on the  Checkwriting  card or the application, as applicable;

     (5)  understands  that the  Checkwriting  privilege  may be  terminated  or amended at any time by the Fund and/or the Fund's bank; and

     (6)  acknowledges and agrees that neither the Fund nor its bank shall incur any liability for that amendment or termination of checkwriting  privileges or for  redeeming  shares to pay checks  reasonably  believed by them to be genuine,  or for returning or not paying checks that have not been accepted for any reason.

     Reinvestment  Privilege.  Within six months of a redemption,  a shareholder may reinvest all or part of the redemption proceeds of:

     o Class A shares  purchased  subject to an initial  sales charge or Class A shares on which a contingent deferred sales charge was paid, or

     o Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

     The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below.  Reinvestment  will be at the net asset value next computed  after the Transfer  Agent  receives the reinvestment  order.  The  shareholder  must  ask the  Transfer  Agent  for that privilege at the time of reinvestment.  This privilege does not apply to Class C shares.  The  Fund  may  amend,  suspend  or cease  offering  this  reinvestment privilege at any time as to shares  redeemed  after the date of such  amendment, suspension or cessation.

     Any  capital  gain that was  realized  when the  shares  were  redeemed  is taxable,  and reinvestment  will not alter any capital gains tax payable on that gain.  If there has been a capital  loss on the  redemption,  some or all of the loss may not be tax  deductible,  depending  on the  timing  and  amount  of the reinvestment.  Under the Internal  Revenue Code, if the  redemption  proceeds of
Fund  shares on which a sales  charge was paid are  reinvested  in shares of the
Fund or another of the Oppenheimer  funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge  paid.  That would reduce the loss or increase the gain  recognized  from the  redemption.  However,  in that case the sales  charge  would  be  added  to the  basis  of the  shares  acquired  by the reinvestment of the redemption proceeds.

     Payments "In Kind". The Prospectus  states that payment for shares tendered
     for  redemption  is  ordinarily  made  in  cash.  However,   under  certain
     circumstances,  the Board of  Trustees  of the Fund may  determine  that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption  proceeds in whole or in part by a  distribution  "in kind" of liquid  securities  from the portfolio of the
     Fund, in lieu of cash.

     The Fund has  elected to be  governed  by Rule 18f-1  under the  Investment
Company Act.  Under that rule,  the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any
90-day  period for any one  shareholder.  If shares are  redeemed  in kind,  the redeeming  shareholder  might  incur  brokerage  or other  costs in selling  the securities for cash. The Fund will value  securities  used to pay redemptions in kind  using the same  method  the Fund uses to value  its  portfolio  securities described  above  under  "Determination  of Net Asset  Values Per  Share."  That
valuation will be made as of the time the redemption price is determined.

     Involuntary  Redemptions.  The Fund's  Board of  Trustees  has the right to cause the  involuntary  redemption of the shares held in any account if the aggregate  net asset value of those shares is less than $200 or such lesser amount  as the  Board may fix.  The  Board of  Trustees  will not cause the involuntary  redemption  of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations.  If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question
     (not less than 30 days). The Board may  alternatively  set requirements for the  shareholder  to  increase  the  investment,  or set  other  terms  and conditions so that the shares would not be involuntarily redeemed.

     Transfers of Shares.  A transfer of shares to a different  registration  is not an event that triggers the payment of sales charges.  Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another  person or entity.  It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve,  directly or indirectly,  a public sale of the shares.  When shares  subject to a  contingent  deferred  sales charge are transferred,  the transferred  shares will remain subject to the contingent  deferred  sales  charge.  It  will  be  calculated  as  if  the transferee  shareholder  had  acquired the  transferred  shares in the same manner and at the same time as the transferring shareholder.

     If less than all shares  held in an account are  transferred,  and some but not all shares in the account  would be subject to a contingent  deferred  sales charge if redeemed at the time of  transfer,  the  priorities  described  in the
Prospectus  under "How to Buy Shares" for the imposition of the Class B or Class
C contingent  deferred sales charge will be followed in determining the order in which shares are transferred.

     Special Arrangements for Repurchase of Shares from Dealers and Brokers. The
     Distributor  is the Fund's agent to repurchase  its shares from  authorized dealers  or  brokers  on behalf  of their  customers.  Shareholders  should contact  their  broker or dealer to arrange  this type of  redemption.  The repurchase  price per share will be the net asset value next computed after the Distributor receives an order placed by the dealer or broker.  However, if the  Distributor  receives  a  repurchase  order from a dealer or broker after  the close of the  Exchange  on a regular  business  day,  it will be processed  at that day's net asset  value if the order was  received by the dealer or broker from its customers prior to the time the Exchange  closes.
     Normally,  the Exchange  closes at 4:00 P.M., but may do so earlier on some days. Additionally, the order must have been transmitted to and received by the  Distributor  prior to its close of business  that day  (normally  5:00
     P.M.).

     Ordinarily,  for accounts redeemed by a broker-dealer under this procedure, payment  will be made  within  three  business  days after the shares  have been redeemed upon the Distributor's  receipt of the required redemption documents in proper  form.  The  signature(s)  of the  registered  owners  on the  redemption documents must be guaranteed as described in the Prospectus.

     Automatic  Withdrawal and Exchange  Plans.  Investors  owning shares of the
     Fund valued at $5,000 or more can  authorize  the Transfer  Agent to redeem shares  (having  a value  of at  least  $50)  automatically  on a  monthly, quarterly,  semi-annual or annual basis under an Automatic Withdrawal Plan.
     Shares will be redeemed  three business days prior to the date requested by the shareholder for receipt of the payment.  Automatic withdrawals of up to
     $1,500 per month may be  requested  by telephone if payments are to be made by check payable to all shareholders of record.  Payments must also be sent to the address of record for the account and the address must not have been changed  within  the prior 30 days.  Required  minimum  distributions  from
     OppenheimerFunds-sponsored  retirement  plans may not be  arranged  on this basis.

     Payments are normally made by check,  but shareholders  having  AccountLink privileges  (see "How To Buy Shares") may arrange to have  Automatic  Withdrawal
Plan  payments  transferred  to the  bank  account  designated  on  the  account application or by signature-guaranteed  instructions sent to the Transfer Agent.
Shares are  normally  redeemed  pursuant to an Automatic  Withdrawal  Plan three business  days  before the  payment  transmittal  date you select in the account application.  If a contingent  deferred sales charge applies to the  redemption, the amount of the check or payment will be reduced accordingly.

     The Fund cannot guarantee  receipt of a payment on the date requested.  The
Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice.  Because of the sales charge  assessed on Class A share purchases,  shareholders  should not make regular additional Class A share purchases while participating in an Automatic Withdrawal Plan. Class B and Class
C shareholders should not establish automatic  withdrawal plans,  because of the potential imposition of the contingent deferred sales charge on such withdrawals
(except  where the  contingent  deferred  sales charge is waived as described in
Appendix C to this Statement of Additional Information).

     By requesting an Automatic  Withdrawal or Exchange  Plan,  the  shareholder agrees to the terms and  conditions  that apply to such plans,  as stated below.
These  provisions  may be  amended  from  time to time by the  Fund  and/or  the
Distributor.  When adopted,  any amendments will automatically apply to existing
Plans.

     Automatic Exchange Plans.  Shareholders can authorize the Transfer Agent to exchange a  pre-determined  amount of shares of the Fund for shares (of the same class)  of  other  Oppenheimer  funds  automatically  on a  monthly,  quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $50.  Instructions should be
provided   on   the   OppenheimerFunds   Application   or   signature-guaranteed
instructions.  Exchanges made under these plans are subject to the  restrictions that  apply  to  exchanges  as set  forth  in "How to  Exchange  Shares"  in the
Prospectus and below in this Statement of Additional Information.

     Automatic  Withdrawal  Plans.  Fund shares will be redeemed as necessary to meet  withdrawal  payments.  Shares  acquired  without  a sales  charge  will be redeemed  first.  Shares  acquired with  reinvested  dividends and capital gains distributions  will be redeemed next,  followed by shares  acquired with a sales charge, to the extent necessary to make withdrawal payments.  Depending upon the amount withdrawn, the investor's principal may be depleted.  Payments made under these plans should not be considered as a yield or income on your investment.

     The Transfer Agent will administer the investor's Automatic Withdrawal Plan as  agent  for the  shareholder(s)  (the  "Planholder")  who  executed  the plan authorization and application  submitted to the Transfer Agent. Neither the Fund nor the  Transfer  Agent shall incur any  liability  to the  Planholder  for any action taken or not taken by the Transfer  Agent in good faith to administer the plan. Share certificates will not be issued for shares of the Fund purchased for and held under the plan,  but the Transfer  Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder  may be  surrendered  unendorsed to the Transfer Agent with the plan  application so that the shares  represented by the  certificate may be held under the plan.

     For  accounts  subject to  Automatic  Withdrawal  Plans,  distributions  of capital gains must be  reinvested  in shares of the Fund,  which will be done at net asset value without a sales charge.  Dividends on shares held in the account may be paid in cash or reinvested.

     Shares will be redeemed to make withdrawal  payments at the net asset value per share  determined on the redemption  date.  Checks or  AccountLink  payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date  selected for receipt of the payment,  according to the choice specified in writing by the Planholder.  Receipt of payment on the date selected cannot be guaranteed.

     The amount and the  interval of  disbursement  payments  and the address to which  checks  are to be mailed or  AccountLink  payments  are to be sent may be changed at any time by the  Planholder  by writing to the  Transfer  Agent.  The
Planholder should allow at least two weeks' time after mailing such notification for the requested  change to be put in effect.  The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the plan.  That  notice  must be in proper form in  accordance with the requirements of the then-current  Prospectus of the Fund. In that case, the Transfer  Agent will redeem the number of shares  requested at the net asset value  per  share  in  effect  and will  mail a check  for the  proceeds  to the
Planholder.

     The  Planholder may terminate a Plan at any time by writing to the Transfer
Agent.  The Fund may also give  directions to the Transfer  Agent to terminate a
Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory  to it that the  Planholder  has died or is legally  incapacitated.
Upon  termination of a Plan by the Transfer Agent or the Fund,  shares that have not  been  redeemed  will  be  held in  uncertificated  form in the  name of the
Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper  instructions  are received from the Planholder, his or her executor or guardian, or another authorized person.

     If the  Transfer  Agent ceases to act as transfer  agent for the Fund,  the
Planholder will be deemed to have appointed any successor  transfer agent to act as agent in administering the plan.

How to Exchange Shares

     As stated in the  Prospectus,  shares of a particular  class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer  funds.  Shares of Oppenheimer funds that have a single class without a class  designation  are deemed "Class A"
     shares for this purpose.  You can obtain a current list showing which funds offer which classes of shares by calling the Distributor.

     o All of the  Oppenheimer  funds  currently  offer  Class  A, B, C, N and Y shares with the following exceptions:

     The following funds only offer Class A shares:
     Centennial America Fund, L.P.
     Centennial New York Tax Exempt Trust
     Centennial California Tax Exempt Trust
     Centennial Tax Exempt Trust
     Centennial Government Trust
     Oppenheimer Money Market Fund, Inc.
     Centennial Money Market Trust

     The following funds do not offer Class N shares:

     Oppenheimer AMT-Free Municipals
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer AMT-Free New York Municipals
     Oppenheimer Rochester National Municipals
     Oppenheimer California Municipal Fund
     Limited Term New York Municipal Fund
     Oppenheimer Limited Term Municipal Fund
     Oppenheimer Senior Floating Rate Fund

     Oppenheimer New Jersey Municipal Fund          Rochester Fund Municipals

  Oppenheimer Principal Protected Main
             Street Fund II                         Oppenheimer Limited Term
                                                      California Municipal Fund
     Oppenheimer International Value Fund

     The following funds do not offer Class Y shares:

     Oppenheimer AMT-Free Municipals               Oppenheimer Balanced Fund
     Oppenheimer AMT-Free New York Municipals      Oppenheimer New Jersey
                                                        Municipal Fund
     Oppenheimer California Municipal Fund         Oppenheimer Pennsylvania
                                                        Municipal Fund
     Oppenheimer Capital Income Fund               Oppenheimer Principal
                                                        Protected Main Street Fund
     Oppenheimer Champion Income Fund              Oppenheimer Principal Protected
                                                        Main Street Fund II
     Oppenheimer Convertible Securities Fund       Oppenheimer Quest Capital
                                                        Value Fund, Inc.
     Oppenheimer Disciplined Allocation Fund       Oppenheimer Quest International
                                                         Value Fund, Inc.
     Oppenheimer Developing Markets Fund           Oppenheimer Rochester National
                                                        Municipals
     Oppenheimer Gold & Special Minerals Fund      Oppenheimer Senior Floating
                                                        Rate Fund
     Oppenheimer International Bond Fund           Oppenheimer Small Cap Value Fund
     Oppenheimer International Growth Fund         Oppenheimer Total Return Bond Fund
     Oppenheimer International Small
                 Company Fund                     Limited Term New York Municipal Fund
     Oppenheimer Limited Term Municipal Fund

     o Class Y shares of  Oppenheimer  Real Asset Fund may not be exchanged  for shares of any other fund.

     o Class B,  Class C and Class N shares of  Oppenheimer  Cash  Reserves  are generally available only by exchange from the same class of shares of other
     Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans.

     o  Class  M  shares  of  Oppenheimer  Convertible  Securities  Fund  may be
     exchanged only for Class A shares of other Oppenheimer  funds. They may not be acquired  by  exchange  of shares of any class of any other  Oppenheimer funds except Class A shares of Oppenheimer Money Market Fund or Oppenheimer
     Cash Reserves acquired by exchange of Class M shares.

     o Shares of Oppenheimer Capital  Preservation Fund may not be exchanged for shares of Oppenheimer Money Market Fund, Inc., Oppenheimer Cash Reserves or
     Oppenheimer  Limited-Term  Government  Fund.  Only  participants in certain retirement  plans may purchase shares of Oppenheimer  Capital  Preservation
     Fund, and only those  participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer Capital Preservation Fund.

     o Class A shares of  Oppenheimer  funds may be exchanged at net asset value for shares of any money market fund offered by the  Distributor.  Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.

     o  Shares  of  Oppenheimer  Money  Market  Fund,  Inc.  purchased  with the redemption  proceeds  of shares of other  mutual  funds  (other  than funds managed by the  Manager or its  subsidiaries)  redeemed  within the 30 days prior to that  purchase may  subsequently  be exchanged for shares of other
     Oppenheimer  funds  without  being  subject to an initial  sales  charge or contingent  deferred  sales  charge.  To qualify  for that  privilege,  the
     investor  or  the  investor's   dealer  must  notify  the   Distributor  of
     eligibility for this privilege at the time the shares of Oppenheimer  Money
     Market Fund,  Inc. are purchased.  If requested,  they must supply proof of entitlement to this privilege.

     o Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other  Oppenheimer  funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

     o  Shares  of  Oppenheimer  Principal  Protected  Main  Street  Fund may be
     exchanged  at net asset value for shares of any of the  Oppenheimer  funds.
     However,  shareholders  are not  permitted  to  exchange  shares  of  other
     Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street
     Fund until after the expiration of the warranty period (8/5/2010).

     o Shares of  Oppenheimer  Principal  Protected  Main  Street Fund II may be
     exchanged  at net asset value for shares of any of the  Oppenheimer  funds.
     However,  shareholders  are not  permitted  to  exchange  shares  of  other
     Oppenheimer funds for shares of Oppenheimer Principal Protected Main Street
     Fund II until after the expiration of the warranty period (2/4/2011).

     The Fund may amend,  suspend or  terminate  the  exchange  privilege at any time.  Although the Fund may impose these  changes at any time,  it will provide you with notice of those changes  whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially  amending or  terminating  the exchange  privilege.  That 60 day notice is not required in extraordinary circumstances.

     |X| How Exchanges Affect Contingent  Deferred Sales Charges.  No contingent deferred  sales charge is imposed on exchanges of shares of any class  purchased subject to a contingent deferred sales charge, with the following exceptions:

     o When  Class A  shares  of any  Oppenheimer  fund  (other  than  Rochester
National Municipals and Rochester Fund Municipals) acquired by exchange of Class
A shares of any  Oppenheimer  fund  purchased  subject  to a Class A  contingent deferred sales charge are redeemed  within 18 months measured from the beginning of the calendar month of the initial  purchase of the exchanged  Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

     o When Class A shares of Rochester  National  Municipals and Rochester Fund
Municipals  acquired  by  exchange  of Class A shares  of any  Oppenheimer  fund purchased  subject to a Class A  contingent  deferred  sales charge are redeemed within 24 months of the beginning of the calendar month of the initial  purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

     o If any Class A shares of another  Oppenheimer fund that are exchanged for
Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class
A contingent  deferred sales charge of the other Oppenheimer fund at the time of exchange,  the holding period for that Class A contingent  deferred sales charge will carry over to the Class A shares of Oppenheimer  Senior  Floating Rate Fund acquired in the exchange. The Class A shares of Oppenheimer Senior Floating Rate
Fund acquired in that  exchange will be subject to the Class A Early  Withdrawal
Charge of Oppenheimer  Senior Floating Rate Fund if they are repurchased  before the expiration of the holding period.

     o When Class A shares of Oppenheimer  Cash Reserves and  Oppenheimer  Money
Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased  subject to a Class A  contingent  deferred  sales charge are redeemed within  the Class A  holding  period of the fund  from  which  the  shares  were exchanged,  the Class A contingent  deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

     o With respect to Class B shares (other than Limited-Term  Government Fund,
Limited Term Municipal Fund,  Limited Term New York Municipal Fund,  Oppenheimer
Capital  Preservation Fund and Oppenheimer Senior Floating Rate Fund), the Class
B  contingent  deferred  sales  charge is imposed on Class B shares  acquired by exchange if they are  redeemed  within six years of the initial  purchase of the exchanged Class B shares.

     o With respect to Class B shares of Limited-Term  Government Fund,  Limited
Term Municipal Fund, Limited Term New York Municipal Fund,  Oppenheimer  Capital
Preservation  Fund and  Oppenheimer  Senior  Floating  Rate  Fund,  the  Class B
contingent  deferred  sales  charge is  imposed  on Class B shares  acquired  by exchange  if they are  redeemed  within 5 years of the  initial  purchase of the exchanged Class B shares.

     o With  respect to Class C shares,  the Class C contingent  deferred  sales charge is imposed on Class C shares  acquired by  exchange if they are  redeemed within 12 months of the initial purchase of the exchanged Class C shares.

     With respect to Class N shares, a 1% contingent  deferred sales charge will be imposed  if the  retirement  plan (not  including  IRAs and 403(b)  plans) is terminated  or Class N shares  of all  Oppenheimer  funds are  terminated  as an investment  option of the plan and Class N shares are redeemed  within 18 months after the plan's  first  purchase of Class N shares of any  Oppenheimer  fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed  within 18 months of the plan's first purchase of Class N shares of any
Oppenheimer fund.

     o When  Class B,  Class C or Class N  shares  are  redeemed  to  effect  an exchange,  the priorities described in "How To Buy Shares" in the Prospectus for the  imposition  of the Class B, Class C or Class N  contingent  deferred  sales charge  will be  followed  in  determining  the  order in which the  shares  are exchanged.  Before exchanging shares,  shareholders should take into account how the  exchange  may affect any  contingent  deferred  sales  charge that might be imposed in the subsequent redemption of remaining shares.

     Shareholders  owning shares of more than one class must specify which class of shares they wish to exchange.

     |X| Limits on Multiple  Exchange  Orders.  The Fund  reserves  the right to reject  telephone or written  exchange  requests  submitted in bulk by anyone on behalf of more than one account.  The Fund may accept  requests for exchanges of up to 50  accounts  per day from  representatives  of  authorized  dealers  that qualify for this privilege.

     |X| Telephone  Exchange  Requests.  When exchanging shares by telephone,  a shareholder  must have an existing  account in the fund to which the exchange is to be made.  Otherwise,  the  investors  must obtain a  prospectus  of that fund before the exchange  request may be submitted.  If all telephone  lines are busy
(which  might  occur,  for  example,   during  periods  of  substantial   market
fluctuations),  shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

     |X| Processing  Exchange  Requests.  Shares to be exchanged are redeemed on the regular  business day the  Transfer  Agent  receives an exchange  request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are  purchased on the  Redemption  Date,  but such  purchases  may be delayed by either  fund up to  five  business  days  if it  determines  that  it  would  be disadvantaged  by an immediate  transfer of the  redemption  proceeds.  The Fund reserves the right, in its discretion,  to refuse any exchange  request that may disadvantage it. For example,  if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price  that  might be  disadvantageous  to the  Fund,  the Fund may  refuse  the request.

     When you exchange some or all of your shares from one fund to another,  any special  account  feature such as an Asset Builder Plan or Automatic  Withdrawal
Plan will be switched to the new fund account unless you tell the Transfer Agent not  to do so.  However,  special  redemption  and  exchange  features  such  as
Automatic Exchange Plans and Automatic Withdrawal Plans cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

     In connection with any exchange request, the number of shares exchanged may be less than the number  requested if the exchange or the number requested would include  shares  subject  to a  restriction  cited  in the  Prospectus  or  this
Statement of Additional Information,  or would include shares covered by a share certificate  that is not  tendered  with the request.  In those cases,  only the shares available for exchange without restriction will be exchanged.

     The different  Oppenheimer  funds  available  for exchange  have  different investment objectives,  policies and risks. A shareholder should assure that the fund selected is  appropriate  for his or her  investment and should be aware of the tax  consequences  of an  exchange.  For  federal  income tax  purposes,  an exchange  transaction  is  treated as a  redemption  of shares of one fund and a purchase of shares of another.  "Reinvestment  Privilege," above, discusses some of the tax  consequences of  reinvestment of redemption  proceeds in such cases.
The  Fund,  the  Distributor,  and the  Transfer  Agent are  unable  to  provide investment,  tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

     Dividends and  Distributions.  Dividends  will be payable on shares held of record at the time of the previous  determination of net asset value, or as otherwise  described in "How to Buy Shares."  Daily  dividends  will not be declared or paid on newly purchased shares until such time as Federal Funds
     (funds credited to a member bank's account at the Federal Reserve Bank) are available  from the purchase  payment for such shares.  Normally,  purchase checks  received from  investors are converted to Federal Funds on the next business day. Shares purchased through dealers or brokers normally are paid for by the third  business  day  following  the  placement  of the purchase order.

     Shares  redeemed  through the  regular  redemption  procedure  will be paid dividends  through  and  including  the day on which the  redemption  request is received by the  Transfer  Agent in proper form.  Dividends  will be declared on shares  repurchased  by a dealer or broker for three business days following the trade  date (that is, up to and  including  the day prior to  settlement  of the repurchase).  If all shares in an account are redeemed, all dividends accrued on shares  of the  same  class  in the  account  will be  paid  together  with  the redemption proceeds.

     The Fund's  practice of  attempting to pay dividends on Class A shares at a constant  level  requires  the Manager to monitor the Fund's  portfolio  and, if necessary, to select higher-yielding securities when it is deemed appropriate to seek income at the level  needed to meet the target.  Those  securities  must be within  the  Fund's  investment  parameters,  however.  The Fund  expects to pay dividends  at a  targeted  level  from  its  net  investment  income  and  other distributable income without any impact on the net asset values per share.

     Dividends,  distributions  and  proceeds of the  redemption  of Fund shares represented  by checks  returned to the Transfer  Agent by the Postal Service as undeliverable  will be invested in shares of Oppenheimer Money Market Fund, Inc.
Reinvestment  will be made as  promptly  as  possible  after the  return of such checks  to the  Transfer  Agent,  to  enable  the  investor  to earn a return on otherwise  idle funds.  Unclaimed  accounts may be subject to state  escheatment laws, and the Fund and the Transfer Agent will not be liable to  shareholders or their representatives for compliance with those laws in good faith.

     The amount of a  distribution  paid on a class of shares may vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses  borne by the Fund or borne  separately  by a class.  Dividends are calculated  in the same manner,  at the same time and on the same day for shares of each class. However,  dividends on Class B and Class C shares are expected to be lower  than  dividends  on Class A shares.  That is due to the  effect of the asset-based  sales charge on Class B and Class C shares.  Those  dividends  will also  differ in amount as a  consequence  of any  difference  in net asset value among the different classes of shares.

     Tax  Status of the  Fund's  Dividends,  Distributions  and  Redemptions  of
     Shares.  The federal tax treatment of the Fund's  distributions  is briefly highlighted in the  Prospectus.  The following is only a summary of certain
     additional  tax  considerations   generally  affecting  the  Fund  and  its
     shareholders.

     The tax  discussion  in the  Prospectus  and this  Statement of  Additional
Information is based on tax law in effect on the date of the Prospectus and this
Statement of Additional  Information.  Those laws and regulations may be changed by legislative,  judicial, or administrative action,  sometimes with retroactive effect. State and local tax treatment of exempt-interest dividends and potential capital gain distributions from regulated  investment  companies may differ from the  treatment  under the  Internal  Revenue  Code  described  below.  Potential purchasers  of shares of the Fund are urged to consult  their tax advisers  with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

     |X| Qualification as a Regulated  Investment Company.  The Fund has elected to be taxed as a regulated  investment  company  under  Subchapter M of the
     Internal  Revenue  Code of 1986,  as  amended.  As a  regulated  investment company,  the Fund is not  subject to federal  income tax on the portion of its net investment income (that is, taxable interest,  dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term  capital gains over net short-term  capital losses) that it distributes to shareholders.

     If the  Fund  qualifies  as a  "regulated  investment  company"  under  the
     Internal  Revenue  Code,  it will not be liable for  federal  income tax on amounts it pays as dividends and other  distributions.  That  qualification enables the Fund to "pass through" its income and realized capital gains to shareholders  without  having to pay tax on them.  The Fund  qualified as a regulated investment company in its last fiscal year and intends to qualify in future  years,  but  reserves  the right not to  qualify.  The  Internal
     Revenue Code  contains a number of complex  tests to determine  whether the
     Fund qualifies.  The Fund might not meet those tests in a particular  year.
     If it does not  qualify,  the Fund will be treated  for tax  purposes as an ordinary  corporation  and will  receive no tax  deduction  for payments of dividends  and  other  distributions  made  to  shareholders.  In  such  an instance, all of the Fund's dividends would be taxable to shareholders.

     To qualify as a regulated  investment company,  the Fund must distribute at least 90% of its investment  company  taxable  income (in brief,  net investment income and the excess of net short-term  capital gain over net long-term capital loss) and at least 90% of its net  tax-exempt  income for the taxable year.  The
Fund must also satisfy certain other  requirements of the Internal Revenue Code, some of which are  described  below.  Distributions  by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year,  will be considered  distributions  of income and gains for
the  taxable  year  and  will  therefore   count  toward   satisfaction  of  the
above-mentioned requirement.

     To qualify as a regulated investment company, the Fund must derive at least
90% of its gross income from dividends,  interest, certain payments with respect to  securities  loans,  gains  from the sale or  other  disposition  of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

     In addition to satisfying the  requirements  described above, the Fund must satisfy  an  asset  diversification  test in  order to  qualify  as a  regulated investment company.  Under that test, at the close of each quarter of the Fund's taxable  year,  at least 50% of the value of the Fund's  assets must  consist of cash  and  cash  items  (including  receivables),  U.S.  government  securities, securities of other  regulated  investment  companies,  and  securities of other issuers. As to each of those issuers,  the Fund must not have invested more than
5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the  outstanding  voting  securities  of each such  issuer.  No more than 25% of the  value of its  total  assets  may be invested  in the  securities  of any one  issuer  (other  than  U.S.  government securities and securities of other regulated investment companies), or in two or more  issuers  which the Fund  controls  and which  are  engaged  in the same or similar trades or businesses.  For purposes of this test,  obligations issued or guaranteed by certain agencies or  instrumentalities  of the U.S. government are treated as U.S. government securities.

     |X|  Excise  Tax on  Regulated  Investment  Companies.  Under the  Internal
Revenue  Code,  by December 31 each year,  the Fund must  distribute  98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through  October 31 of the current  year. If it does not, the Fund must pay an excise tax on the amounts not distributed.  It is presently  anticipated that the Fund will meet  those  requirements.  To meet this  requirement,  in certain circumstances the Fund might be required to liquidate  portfolio  investments to make sufficient distributions to avoid excise tax liability.  However, the Board of Trustees and the Manager might  determine in a particular  year that it would be in the  best  interests  of  shareholders  for  the  Fund  not to  make  such distributions  at  the  required  levels  and  to  pay  the  excise  tax  on the undistributed  amounts.  That would reduce the amount of income or capital gains available for distribution to shareholders.

     |X| Taxation of Fund  Distributions.  The Fund intends to qualify under the
Internal Revenue Code during each fiscal year to pay "exempt-interest dividends"
to its shareholders.  To satisfy this qualification,  at the end of each quarter of its  taxable  year,  at least 50% of the  value of the  Fund's  total  assets consists of  obligations  as defined in Section  103(a) of the Internal  Revenue
Code, as amended. Exempt-interest dividends that are derived from net investment income earned by the Fund on municipal  securities will be excludable from gross income of shareholders  for federal income tax purposes.  To the extent the Fund fails to  qualify  to pay  exempt-interest  dividends  in any given  form,  such dividends  would be included  in the gross  income of  shareholders  for federal income tax purposes.

     Net investment income includes the allocation of amounts of income from the municipal  securities in the Fund's  portfolio that are free from federal income taxes.  This  allocation  will be made by the use of one  designated  percentage applied  uniformly to all income dividends paid during the Fund's tax year. That designation  will  normally be made  following the end of each fiscal year as to income dividends paid in the prior year. The percentage of income  designated as tax-exempt  may  substantially  differ from the  percentage of the Fund's income that was tax-exempt for a given period.

     A portion of the exempt-interest  dividends paid by the Fund may be an item of tax preference for shareholders  subject to the federal  alternative  minimum tax.  The  amount of any  dividends  attributable  to tax  preference  items for purposes of the alternative  minimum tax will be identified when tax information is distributed by the Fund.

     A shareholder  receiving a dividend from income earned by the Fund from one or more of the following  sources must treat the dividend as ordinary  income in the  computation of the  shareholder's  gross income,  regardless of whether the dividend is reinvested:

     (1) certain taxable temporary investments (such as certificates of deposit, repurchase  agreements,  commercial  paper  and  obligations  of  the  U.S.
     government, its agencies and instrumentalities);

     (2) income from securities loans;

     (3) income or gains from options or futures,

     (4) any net short-term capital gain; and

     (5) any market discount amortization on tax-exempt bonds.

     The  Fund's  dividends  will  not be  eligible  for the  dividends-received deduction for corporations.  Shareholders  receiving Social Security or railroad retirement benefits should be aware that exempt-interest  dividends are a factor in  determining  whether (and the extent to which) such  benefits are subject to federal income tax.  Losses  realized by  shareholders on the redemption of Fund shares within six months of purchase will be disallowed  for federal  income tax purposes to the extent of exempt-interest dividends received on such shares.

     In any year in which the Fund qualifies as a regulated  investment  company under the Internal  Revenue Code,  the Fund will also be exempt from  California corporate income and franchise taxes. It will also be qualified under California law to pay  exempt  interest  dividends  that  will be  exempt  from  California personal  income  tax.  That  exemption  applies to the  extent  that the Fund's distributions  are attributable to interest on California  municipal  securities and qualifying  obligations of the United States government,  if at least 50% of the Fund's assets are invested in such  obligations at the close of each quarter in its tax year. Distributions from the Fund attributable to income from sources other than California municipal securities and U.S. government  obligations will generally be subject to California income tax as ordinary income.

     Distributions  by the Fund from investment  income and long- and short-term
capital  gains  will  generally  not  be  excludable   from  taxable  income  in
determining  California  corporate  franchise  tax or income  tax for  corporate shareholders of the Fund. Additionally,  certain distributions paid to corporate shareholders  of the Fund may be includable in income  subject to the California alternative minimum tax.

     The Fund may either retain or distribute  to  shareholders  its net capital gain for each taxable year.  The Fund  currently  intends to distribute any such amounts. If the net capital gain is distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly  identified in reports sent to  shareholders in January of each year.  Such treatment will apply no matter how long the shareholder has held his or her  shares  or  whether  that gain was  recognized  by the Fund  before  the shareholder acquired his or her shares.

     If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, the Fund will provide to shareholders of record on the last day of its taxable year information  regarding their pro rata share of the gain and tax paid. As a result,  each  shareholder  will be required to report his or her pro rata  share of such gain on their tax return as  long-term  capital  gain,  will receive a  refundable  tax credit for  his/her pro rata share of tax paid by the
Fund on the gain,  and will  increase  the tax basis  for  his/her  shares by an amount equal to the deemed distribution less the tax credit.

     Distributions  by the Fund will be treated in the  manner  described  above regardless  of  whether  the  distributions  are paid in cash or  reinvested  in additional  shares of the Fund (or of another  fund).  Shareholders  receiving a distribution  in the form of  additional  shares will be treated as  receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

     The Fund will be  required  in certain  cases to  withhold  28% of ordinary income  dividends (not  including  "exempt-interest  dividends"),  capital gains distributions  and  the  proceeds  of the  redemption  of  shares,  paid  to any shareholder  (1) who has  failed to  provide a correct  taxpayer  identification number or to properly  certify that number when required,  (2) who is subject to backup  withholding  for  failure to report the  receipt of interest or dividend income  properly,  or (3) who  has  failed  to  certify  to the  Fund  that  the shareholder  is not subject to backup  withholding  or is an "exempt  recipient"
(such as a corporation). All income and any tax withheld by the Fund is remitted by the  Fund to the  U.S.  Treasury  and is  identified  in  reports  mailed  to shareholders in January of each year.

     |X| Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on the  redeemed  shares  in an amount  equal to the  difference  between  the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares.  All or a portion of any loss  recognized in that manner may be disallowed if the shareholder  purchases other shares of the Fund within 30 days before or after the redemption.

     In general,  any gain or loss arising from the  redemption of shares of the
Fund will be  considered  capital  gain or loss,  if the  shares  were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term  capital  loss to the extent of the amount of capital gain dividends  received on those shares.
Special holding period rules under the Internal  Revenue Code apply in this case to  determine  the  holding  period  of  shares  and  there  are  limits  on the deductibility of capital losses in any year.

     |X| Foreign Shareholders. Under U.S. tax law, taxation of a shareholder who is a foreign  person (to include,  but not limited to, a nonresident  alien individual, a foreign trust, a foreign estate, a foreign corporation,  or a foreign  partnership)  primarily  depends on whether the  foreign  person's income from the Fund is  effectively  connected  with the conduct of a U.S.
     trade or business. Typically, ordinary income dividends paid (not including exempt-interest  dividends  paid by the  Fund)  from a mutual  fund are not considered "effectively connected" income.

     Ordinary  income  dividends  that are paid by the Fund (and are  deemed not
"effectively connected income") to foreign persons will be subject to a U.S. tax withheld  by the Fund at a rate of 30%,  provided  the Fund  obtains a  properly completed and signed  Certificate of Foreign Status. The tax rate may be reduced if the  foreign  person's  country of  residence  has a tax treaty with the U.S.
allowing for a reduced tax rate on ordinary  income  dividends paid by the Fund.
All income and any tax  withheld by the Fund is remitted by the Fund to the U.S.
Treasury and is identified in reports  mailed to  shareholders  in March of each year.

     If the ordinary income  dividends from the Fund are  effectively  connected with the conduct of a U.S. trade or business,  then the foreign person may claim an  exemption  from the U.S.  tax  described  above  provided the Fund obtains a properly  completed and signed  Certificate  of Foreign  Status.  If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of 28% on ordinary  income  dividends
(not  including  "exempt-interest   dividends"),   capital  gains  distributions
(including  short-term  and  long-term)  and the proceeds of the  redemption  of shares,  paid to any foreign  person.  All income and any tax  withheld (in this situation)  by the Fund is  remitted  by the Fund to the  U.S.  Treasury  and is identified in reports mailed to shareholders in January of each year.

     The tax  consequences to foreign persons  entitled to claim the benefits of an applicable tax treaty may be different from those described  herein.  Foreign shareholders  are urged to consult  their own tax advisors or the U.S.  Internal
Revenue  Service with respect to the particular tax  consequences  to them of an investment in the Fund,  including  the  applicability  of the U.S.  withholding taxes described above.

     Dividend  Reinvestment in Another Fund.  Shareholders of the Fund may elect to reinvest all dividends  and/or capital gains  distributions in shares of the  same  class  of any of  the  other  Oppenheimer  funds  listed  above.
     Reinvestment  will be made without  sales charge at the net asset value per share  in  effect  at the  close of  business  on the  payable  date of the dividend or distribution. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for  reinvestment.  Otherwise the shareholder  first must obtain a prospectus  for  that  fund and an  application  from  the  Distributor  to establish an account. Dividends and/or distributions from shares of certain other  Oppenheimer  funds (other than  Oppenheimer  Cash  Reserves)  may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

     The Distributor.  The Fund's shares are sold through  dealers,  brokers and
     other   financial   institutions   that   have  a  sales   agreement   with
     OppenheimerFunds  Distributor,  Inc., a subsidiary of the Manager that acts as the Fund's  Distributor.  The Distributor also distributes shares of the other  Oppenheimer  funds and is  sub-distributor  for funds  managed  by a subsidiary of the Manager.

     The Transfer Agent.  OppenheimerFunds  Services, the Fund's Transfer Agent,
     is a division of the Manager.  It is responsible for maintaining the Fund's shareholder  registry and shareholder  accounting  records,  and for paying dividends and  distributions to shareholders.  It also handles  shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder  servicing agent for the other  Oppenheimer  funds.  Shareholders  should direct inquiries about their accounts to the Transfer  Agent at the address and toll-free  numbers shown on the back cover.

     The Custodian Bank.  Citibank,  N.A. is the custodian of the Fund's assets.
     The custodian's  responsibilities  include safeguarding and controlling the
     Fund's portfolio securities and handling the delivery of such securities to and  from  the  Fund.  It is the  practice  of the  Fund to deal  with  the custodian  in  a  manner  uninfluenced  by  any  banking  relationship  the custodian  may have with the  Manager and its  affiliates.  The Fund's cash balances  with the  custodian  in excess of $100,000  are not  protected by federal  deposit  insurance.  Those  uninsured  balances  at  times  may be substantial.

     Independent  Registered  Public  Accounting  Firm.  KPMG LLP  serves  as an
     Independent  Registered Public Accounting Firm for the Fund. They audit the
     Fund's financial statements and perform other related audit services.  They also  act as an  independent  registered  public  accounting  firm  for the
     Manager and certain other funds advised by the Manager and its  affiliates.
     Audit  and  non-audit  services  provided  by KPMG LLP to the Fund  must be pre-approved by the Audit Committee.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
 THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
 OPPENHEIMER CALIFORNIA MUNICIPAL FUND:
 We have audited the accompanying statement of assets and liabilities of
 Oppenheimer California Municipal Fund, including the statement of investments, as of July 31, 2004, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with the standards of the Public
 Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
 We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
 Oppenheimer California Municipal Fund as of July 31, 2004, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

 /s/ KPMG LLP
 KPMG LLP

 Denver, Colorado
 August 20, 2004 except as to the note entitled "Subsequent Events-Litigation,"
 which is as of September 14, 2004

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  July 31, 2004
--------------------------------------------------------------------------------

PRINCIPAL                                                                                                               VALUE
   AMOUNT                                                                    COUPON               MATURITY         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
 MUNICIPAL BONDS AND NOTES--104.9%
------------------------------------------------------------------------------------------------------------------------------

 CALIFORNIA--91.9%

$ 1,000,000     ABAG Finance Authority for NonProfit Corporations
                (Schools of Sacred Heart)                                      6.450%           06/01/2030       $   1,051,060
------------------------------------------------------------------------------------------------------------------------------
     90,000     ABAG Finance Authority for NonProfit Corporations COP          6.000            08/15/2020              94,727
------------------------------------------------------------------------------------------------------------------------------
    450,000     ABAG Finance Authority for NonProfit Corporations COP
                (American Baptist Homes of the West)                           5.750            10/01/2017             437,504
------------------------------------------------------------------------------------------------------------------------------
    250,000     ABAG Finance Authority for NonProfit Corporations COP
                (Lytton Gardens)                                               6.000            02/15/2019             267,005
------------------------------------------------------------------------------------------------------------------------------
    440,000     ABAG Finance Authority for NonProfit Corporations COP
                (O'Connor Woods)                                               6.200            11/01/2029             456,742
------------------------------------------------------------------------------------------------------------------------------
  4,300,000     ABAG Finance Authority for NonProfit Corporations COP
                (Redwood Senior Homes & Services)                              6.125            11/15/2032           4,315,781
------------------------------------------------------------------------------------------------------------------------------
     55,000     Adelanto Improvement Agency, Series B                          5.500            12/01/2023              56,099
------------------------------------------------------------------------------------------------------------------------------
  6,335,000     Agua Mansa Industrial Growth Association Special Tax           6.500            09/01/2033           6,369,399
------------------------------------------------------------------------------------------------------------------------------
  4,000,000     Anaheim Public Financing Authority RITES 1                    11.270 2          12/28/2018           5,069,040
------------------------------------------------------------------------------------------------------------------------------
     25,000     Azusa COP                                                      5.750            08/01/2020              25,791
------------------------------------------------------------------------------------------------------------------------------
  2,500,000     Azusa Special Tax Community Facilities District
                (Mountain Cove)                                                6.000            09/01/2032           2,537,400
------------------------------------------------------------------------------------------------------------------------------
     20,000     Baldwin Park Financing Authority (Community Center)            6.050            08/01/2019              20,467
------------------------------------------------------------------------------------------------------------------------------
  1,500,000     Beaumont Financing Authority, Series A                         5.750            09/01/2034           1,442,925
------------------------------------------------------------------------------------------------------------------------------
  5,000,000     Beaumont Financing Authority, Series B                         6.000            09/01/2034           4,782,200
------------------------------------------------------------------------------------------------------------------------------
  1,000,000     Buena Park Special Tax (Park Mall)                             6.100            09/01/2028           1,002,890
------------------------------------------------------------------------------------------------------------------------------
    700,000     Buena Park Special Tax (Park Mall)                             6.125            09/01/2033             700,791
------------------------------------------------------------------------------------------------------------------------------
  5,400,000     CA CDA (Berkeley Montessori School)                            7.250            10/01/2033           5,548,284
------------------------------------------------------------------------------------------------------------------------------
  2,000,000     CA CDA (East Valley Tourist)                                   9.250            10/01/2020           2,169,980
------------------------------------------------------------------------------------------------------------------------------
  7,600,000     CA CDA (East Valley Tourist)                                  11.000            10/01/2020           7,603,952
------------------------------------------------------------------------------------------------------------------------------
  5,000,000     CA CDA (John F. Kennedy University)                            6.750            10/01/2033           4,737,000
------------------------------------------------------------------------------------------------------------------------------
  6,000,000     CA CDA (Marin Montessori School)                               7.000            10/01/2033           6,060,000
------------------------------------------------------------------------------------------------------------------------------
  1,400,000     CA CDA (Napa Valley Hospice)                                   7.000            01/01/2034           1,419,040
------------------------------------------------------------------------------------------------------------------------------
  1,650,000     CA CDA (Notre Dame de Namur University)                        6.500            10/01/2023           1,606,671
------------------------------------------------------------------------------------------------------------------------------
  1,635,000     CA CDA (Notre Dame de Namur University)                        6.625            10/01/2033           1,583,825
------------------------------------------------------------------------------------------------------------------------------
  1,645,000     CA County Tobacco Securitization Agency (TASC)                 5.750            06/01/2027           1,436,546
------------------------------------------------------------------------------------------------------------------------------
  7,000,000     CA County Tobacco Securitization Agency (TASC)                 5.750            06/01/2029           5,943,000
------------------------------------------------------------------------------------------------------------------------------
  6,230,000     CA County Tobacco Securitization Agency (TASC)                 5.875            06/01/2027           5,407,515
------------------------------------------------------------------------------------------------------------------------------
  9,000,000     CA County Tobacco Securitization Agency (TASC)                 5.875            06/01/2035           7,174,260
------------------------------------------------------------------------------------------------------------------------------
    240,000     CA County Tobacco Securitization Agency (TASC)                 5.875            06/01/2043             188,868
------------------------------------------------------------------------------------------------------------------------------
  1,250,000     CA County Tobacco Securitization Agency (TASC)                 5.875            06/01/2043             983,688
------------------------------------------------------------------------------------------------------------------------------
 10,400,000     CA County Tobacco Securitization Agency (TASC)                 6.000            06/01/2035           8,442,200
------------------------------------------------------------------------------------------------------------------------------
 20,900,000     CA County Tobacco Securitization Agency (TASC)                 6.000            06/01/2042          16,786,880
------------------------------------------------------------------------------------------------------------------------------
 10,000,000     CA County Tobacco Securitization Agency (TASC)                 6.125            06/01/2038           8,226,900
------------------------------------------------------------------------------------------------------------------------------
     65,000     CA Department of Veterans Affairs Home Purchase                5.500            12/01/2019              67,714

17 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

PRINCIPAL                                                                                                               VALUE
   AMOUNT                                                                    COUPON               MATURITY         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------

 CALIFORNIA Continued
$   190,000     CA EFA (Carnegie Institution of Washington)                    5.600%           10/01/2023     $       194,307
------------------------------------------------------------------------------------------------------------------------------
     20,000     CA EFA (College and University Financing)                      6.250            06/01/2018              20,219
------------------------------------------------------------------------------------------------------------------------------
  1,000,000     CA EFA (Western University Health Sciences)                    6.000            10/01/2032           1,051,590
------------------------------------------------------------------------------------------------------------------------------
    100,000     CA GO                                                          5.150            10/01/2019             101,444
------------------------------------------------------------------------------------------------------------------------------
    125,000     CA GO                                                          5.500            04/01/2019             126,930
------------------------------------------------------------------------------------------------------------------------------
      5,000     CA GO                                                          5.500            03/01/2020               5,119
------------------------------------------------------------------------------------------------------------------------------
     25,000     CA GO                                                          5.500            03/01/2020              25,562
------------------------------------------------------------------------------------------------------------------------------
     50,000     CA GO                                                          5.500            10/01/2022              50,254
------------------------------------------------------------------------------------------------------------------------------
     35,000     CA GO                                                          5.750            11/01/2017              35,313
------------------------------------------------------------------------------------------------------------------------------
      5,000     CA GO                                                          6.000            05/01/2018               5,146
------------------------------------------------------------------------------------------------------------------------------
  1,070,000     CA Golden State Tobacco Securitization Corp.                   6.250            06/01/2033             970,383
------------------------------------------------------------------------------------------------------------------------------
 37,215,000     CA Golden State Tobacco Securitization Corp.                   6.625            06/01/2040          32,785,671
------------------------------------------------------------------------------------------------------------------------------
    830,000     CA Golden State Tobacco Securitization Corp.                   6.750            06/01/2039             749,058
------------------------------------------------------------------------------------------------------------------------------
  1,350,000     CA Golden State Tobacco Securitization Corp.                   7.800            06/01/2042           1,371,695
------------------------------------------------------------------------------------------------------------------------------
  2,000,000     CA Golden State Tobacco Securitization Corp.                   7.900            06/01/2042           2,044,880
------------------------------------------------------------------------------------------------------------------------------
  2,810,000     CA Golden State Tobacco Securitization Corp. (TASC)            7.875            06/01/2042           2,868,560
------------------------------------------------------------------------------------------------------------------------------
    150,000     CA Golden State Tobacco Securitization Corp. (TASC)            7.875            06/01/2042             153,126
------------------------------------------------------------------------------------------------------------------------------
  7,000,000     CA Golden State Tobacco Securitization Corp. RITES 1          12.690 2          06/01/2043           7,071,190
------------------------------------------------------------------------------------------------------------------------------
     10,000     CA Health Facilities Financing Authority
                (Sisters of Providence)                                        6.400            10/01/2005              10,074
------------------------------------------------------------------------------------------------------------------------------
    600,000     CA Health Facilities Financing Authority
                (Small Facilities Loan), Series B                              7.400            04/01/2014             631,692
------------------------------------------------------------------------------------------------------------------------------
     25,000     CA HFA (Multifamily), Series A                                 5.900            02/01/2028              25,597
------------------------------------------------------------------------------------------------------------------------------
  1,090,000     CA HFA (Single Family Mtg.), Series A-2                        6.450            08/01/2025           1,110,634
------------------------------------------------------------------------------------------------------------------------------
     30,000     CA HFA, Series A                                               5.600            08/01/2011              31,163
------------------------------------------------------------------------------------------------------------------------------
    140,000     CA HFA, Series B                                               5.650            08/01/2014             142,950
------------------------------------------------------------------------------------------------------------------------------
    645,000     CA HFA, Series B-1                                             5.600            08/01/2017             670,839
------------------------------------------------------------------------------------------------------------------------------
     20,000     CA HFA, Series F                                               6.100            08/01/2015              20,494
------------------------------------------------------------------------------------------------------------------------------
    975,000     CA Pollution Control Financing Authority
                (San Diego Gas & Electric Company)                             5.850            06/01/2021             985,735
------------------------------------------------------------------------------------------------------------------------------
    145,000     CA Pollution Control Financing Authority
                (San Diego Gas & Electric Company)                             5.850            06/01/2021             146,828
------------------------------------------------------------------------------------------------------------------------------
  4,660,000     CA Pollution Control Financing Authority
                (Southern California Edison Company)                           6.400            12/01/2024           4,695,696
------------------------------------------------------------------------------------------------------------------------------
    800,000     CA Pollution Control Financing Authority
                (Southern California Edison Company)                           6.400            12/01/2024             815,280
------------------------------------------------------------------------------------------------------------------------------
     10,000     CA Public Works (Department of Corrections)                    5.500            06/01/2019              10,227
------------------------------------------------------------------------------------------------------------------------------
     15,000     CA Public Works (State Universities)                           5.500            12/01/2018              15,331
------------------------------------------------------------------------------------------------------------------------------
     50,000     CA Public Works (State Universities)                           5.500            06/01/2019              50,636
------------------------------------------------------------------------------------------------------------------------------
     50,000     CA Public Works (State Universities)                           5.500            06/01/2021              50,623
------------------------------------------------------------------------------------------------------------------------------
    415,000     CA Public Works (State Universities)                           5.500            06/01/2021             420,171

18 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

PRINCIPAL                                                                                                               VALUE
   AMOUNT                                                                    COUPON               MATURITY         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------

 CALIFORNIA Continued
$   370,000     CA Public Works (State Universities)                           5.500%           06/01/2021     $       374,533
------------------------------------------------------------------------------------------------------------------------------
     25,000     CA Rural Home Mtg. Finance Authority
                (Single Family Mtg.), Series B                                 7.750            09/01/2026              25,265
------------------------------------------------------------------------------------------------------------------------------
    460,000     CA Rural Home Mtg. Finance Authority
                (Single Family Mtg.), Series D                                 6.700            05/01/2029             468,137
------------------------------------------------------------------------------------------------------------------------------
  2,870,000     CA Statewide CDA (Aspire Public Schools)                       7.250            08/01/2032           2,932,738
------------------------------------------------------------------------------------------------------------------------------
    265,000     CA Statewide CDA (CA Odd Fellow Hsg.)                          5.500            10/01/2023             266,542
------------------------------------------------------------------------------------------------------------------------------
    860,000     CA Statewide CDA (Citrus Gardens Apartments)                   6.500            07/01/2032             871,541
------------------------------------------------------------------------------------------------------------------------------
  1,435,000     CA Statewide CDA (Citrus Gardens Apartments)                   9.000            07/01/2032           1,434,641
------------------------------------------------------------------------------------------------------------------------------
  3,750,000     CA Statewide CDA (East Campus Apartments)                      5.625            08/01/2034           3,766,538
------------------------------------------------------------------------------------------------------------------------------
  5,000,000     CA Statewide CDA (Fairfield Apartments)                        7.250            01/01/2035           5,021,350
------------------------------------------------------------------------------------------------------------------------------
  1,485,000     CA Statewide CDA (Quail Ridge Apartments)                      6.500            07/01/2032           1,468,873
------------------------------------------------------------------------------------------------------------------------------
  2,120,000     CA Statewide CDA (Quail Ridge Apartments)                      9.000            07/01/2032           2,019,448
------------------------------------------------------------------------------------------------------------------------------
  4,000,000     CA Statewide CDA (Turning Point)                               6.500            11/01/2031           4,056,520
------------------------------------------------------------------------------------------------------------------------------
  7,800,000     CA Statewide CDA COP (Cedars-Sinai Medical Center)
                INFLOS 1                                                       9.097 2          11/01/2015           7,992,738
------------------------------------------------------------------------------------------------------------------------------
  7,000,000     CA Statewide CDA COP
                (Pride Industries/Pride Industries One Obligated Group)        7.250            11/01/2029           7,193,060
------------------------------------------------------------------------------------------------------------------------------
  2,000,000     CA Statewide CDA COP (Windward School)                         6.900            09/01/2023           2,025,940
------------------------------------------------------------------------------------------------------------------------------
  4,500,000     CA Statewide CDA COP INFLOS                                   10.003 2          10/01/2011           5,540,580
------------------------------------------------------------------------------------------------------------------------------
  5,000,000     CA Statewide Financing Authority Tobacco
                Settlement (TASC)                                              6.000            05/01/2037           4,044,700
------------------------------------------------------------------------------------------------------------------------------
 11,720,000     CA Statewide Financing Authority Tobacco
                Settlement (TASC)                                              6.000            05/01/2043           9,403,659
------------------------------------------------------------------------------------------------------------------------------
 30,000,000     CA Statewide Financing Authority Tobacco
                Settlement (TASC)                                              6.000            05/01/2043          24,070,800
------------------------------------------------------------------------------------------------------------------------------
  5,935,000     CA Valley Health System COP                                    6.875            05/15/2023           4,995,846
------------------------------------------------------------------------------------------------------------------------------
     75,000     CA Valley Health System, Series A                              6.500            05/15/2025              77,720
------------------------------------------------------------------------------------------------------------------------------
     10,000     CA Veterans GO, Series BH                                      5.500            12/01/2018              10,095
------------------------------------------------------------------------------------------------------------------------------
     75,000     CA Veterans GO, Series BP                                      5.500            12/01/2026              75,029
------------------------------------------------------------------------------------------------------------------------------
    150,000     CA Veterans GO, Series BR                                      5.250            12/01/2026             145,668
------------------------------------------------------------------------------------------------------------------------------
     25,000     CA Water Resource Devel. GO                                    5.500            04/01/2009              25,078
------------------------------------------------------------------------------------------------------------------------------
  1,000,000     Calaveras County Special Tax Community Facilities
                District No. 2 3                                               7.000            09/01/2026           1,058,070
------------------------------------------------------------------------------------------------------------------------------
  2,330,000     Campbell Redevel. Agency Tax Allocation                        6.600            10/01/2032           2,494,288
------------------------------------------------------------------------------------------------------------------------------
  6,000,000     Carson Redevel. Agency                                         6.000            01/01/2035           5,737,680
------------------------------------------------------------------------------------------------------------------------------
  1,200,000     Chino Community Facilities District Special Tax                6.000            09/01/2028           1,210,368
------------------------------------------------------------------------------------------------------------------------------
  1,340,000     Chino Community Facilities District Special Tax                6.000            09/01/2033           1,346,901
------------------------------------------------------------------------------------------------------------------------------
  7,000,000     Chula Vista Redevel. Agency (Bayfront)                         7.625            09/01/2024           7,537,530
------------------------------------------------------------------------------------------------------------------------------
  1,825,000     Coalinga Regional Medical Center COP                           5.750            09/01/2024           1,773,079
------------------------------------------------------------------------------------------------------------------------------
  3,040,000     Coalinga Regional Medical Center COP                           6.000            09/01/2034           2,956,157

19 |  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

PRINCIPAL                                                                                                               VALUE
   AMOUNT                                                                    COUPON               MATURITY         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------

 CALIFORNIA Continued
$ 2,435,000     Colton Community Facilities District Special Tax               7.500%          09/01/2020      $    2,573,576
------------------------------------------------------------------------------------------------------------------------------
    815,000     Commerce CDC Tax Allocation                                    5.750            08/01/2010             864,797
------------------------------------------------------------------------------------------------------------------------------
  2,800,000     Commerce CDC Tax Allocation                                    6.000            08/01/2021           2,848,888
------------------------------------------------------------------------------------------------------------------------------
  1,410,000     Commerce Joint Powers Finance Authority
                (Community Center), Series A                                   6.250            10/01/2022           1,463,933
------------------------------------------------------------------------------------------------------------------------------
  3,075,000     Contra Costa County Special Tax Community
                Facilities District                                            5.580            08/01/2016           3,139,022
------------------------------------------------------------------------------------------------------------------------------
    185,000     Corona (Single Family Mtg.), Series B                          6.300            11/01/2028             186,820
------------------------------------------------------------------------------------------------------------------------------
  1,500,000     Corona-Norco Unified School District Public
                Financing Authority                                            6.125            09/01/2034           1,522,335
------------------------------------------------------------------------------------------------------------------------------
    195,000     Cupertino Union School District GO                             5.600            08/01/2021             197,459
------------------------------------------------------------------------------------------------------------------------------
  3,345,000     Davis Public Facilities Finance Authority (Mace Ranch Area)    6.600            09/01/2025           3,489,705
------------------------------------------------------------------------------------------------------------------------------
  3,280,000     East Palo Alto Redevel. Agency Tax Allocation
                (University Circle-Gateway)                                    6.625            10/01/2029           3,470,601
------------------------------------------------------------------------------------------------------------------------------
  1,000,000     Elk Grove Special Tax (East Franklin Community)                6.000            08/01/2033             996,590
------------------------------------------------------------------------------------------------------------------------------
  1,625,000     Folsom Special Tax Community Facilities District No. 10        6.300            09/01/2012           1,724,304
------------------------------------------------------------------------------------------------------------------------------
  8,500,000     Folsom Special Tax Community Facilities District No. 10        6.875            09/01/2019           9,045,360
------------------------------------------------------------------------------------------------------------------------------
  3,000,000     Huntington Park Public Financing Authority, Series A           6.200            10/01/2025           3,087,540
------------------------------------------------------------------------------------------------------------------------------
  2,000,000     Indio Improvement Bond Act of 1915 Assessment
                District No. 2003-03                                           6.125            09/02/2029           1,914,800
------------------------------------------------------------------------------------------------------------------------------
  2,000,000     Indio Public Financing Authority                               6.100            09/02/2029           1,994,000
------------------------------------------------------------------------------------------------------------------------------
  4,250,000     Indio Redevel. Agency Tax, Series B                            6.500            08/15/2034           4,288,803
------------------------------------------------------------------------------------------------------------------------------
  1,500,000     Jurupa Community Facilities District Special Tax               5.875            09/01/2033           1,459,185
------------------------------------------------------------------------------------------------------------------------------
  6,500,000     La Verne COP (Bethren Hillcrest Homes)                         5.600            02/15/2033           6,525,480
------------------------------------------------------------------------------------------------------------------------------
  4,500,000     La Verne COP (Bethren Hillcrest Homes)                         6.625            02/15/2025           4,547,385
------------------------------------------------------------------------------------------------------------------------------
  5,000,000     Lathrop Special Tax Community Facilities District No. 03-2     7.000            09/01/2033           4,990,300
------------------------------------------------------------------------------------------------------------------------------
     25,000     Loma Linda Collateralized Loan (Redlands)                      7.375            06/01/2009              25,390
------------------------------------------------------------------------------------------------------------------------------
     10,000     Los Angeles County Public Works Financing Authority            5.250            12/01/2016              10,223
------------------------------------------------------------------------------------------------------------------------------
  2,375,000     Los Angeles Department of Water & Power RITES 1               15.282 2          07/01/2024           2,488,098
------------------------------------------------------------------------------------------------------------------------------
     75,000     Los Angeles Harbor Department, Series B                        5.375            11/01/2019              78,012
------------------------------------------------------------------------------------------------------------------------------
     25,000     Los Angeles Regional Airports Improvement Corp.
                (United Airlines) 1,4,5                                        8.800            11/15/2021              12,813
------------------------------------------------------------------------------------------------------------------------------
  2,500,000     Los Angeles USD ROLs 1                                        10.090 2          07/01/2015           3,196,700
------------------------------------------------------------------------------------------------------------------------------
  2,500,000     Los Angeles USD ROLs 1                                        10.090 2          07/01/2016           3,196,700
------------------------------------------------------------------------------------------------------------------------------
  1,500,000     Los Angeles USD ROLs 1                                        10.090 2          07/01/2017           1,918,020
------------------------------------------------------------------------------------------------------------------------------
     65,000     M-S-R Public Power Agency (San Juan)                           6.000            07/01/2022              66,778
------------------------------------------------------------------------------------------------------------------------------
     95,000     Madera County COP (Valley Children's Hospital)                 5.750            03/15/2028              98,618
------------------------------------------------------------------------------------------------------------------------------
  1,785,000     Murrieta Valley Unified School District Special Tax            6.000            09/01/2035           1,787,981
------------------------------------------------------------------------------------------------------------------------------
    750,000     Murrieta Valley Unified School District Special Tax            6.200            09/01/2035             755,070
------------------------------------------------------------------------------------------------------------------------------
  1,320,000     Norco Special Tax Community Facilities District No. 97-1       7.100            10/01/2030           1,408,414
------------------------------------------------------------------------------------------------------------------------------
  5,505,000     Northern CA Tobacco Securitization Authority (TASC)            5.375            06/01/2041           4,003,787

20 |  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

PRINCIPAL                                                                                                               VALUE
   AMOUNT                                                                    COUPON               MATURITY         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------

 CALIFORNIA Continued
$ 2,800,000     Novato, CA Special Tax Community Facilities
                District No. 1                                                 7.250%          08/01/2021     $     2,866,220
------------------------------------------------------------------------------------------------------------------------------
     30,000     Oakland GO                                                     6.000            06/15/2017              30,100
------------------------------------------------------------------------------------------------------------------------------
  1,000,000     Orange County Community Facilities District
                (Ladera Ranch), Series A                                       6.250            08/15/2030           1,025,910
------------------------------------------------------------------------------------------------------------------------------
  2,250,000     Orange County Community Facilities District
                (Ladera Ranch), Series A                                       6.700            08/15/2029           2,488,343
------------------------------------------------------------------------------------------------------------------------------
     50,000     Palmdale Multifamily Hsg., Series A                            7.375            09/01/2024              50,532
------------------------------------------------------------------------------------------------------------------------------
  2,085,000     Perris Community Facilities District Special Tax
                (Amber Oaks)                                                   6.000            09/01/2034           2,049,242
------------------------------------------------------------------------------------------------------------------------------
  2,500,000     Perris Community Facilities District Special Tax
                (Chaparral Ridge)                                              6.250            09/01/2033           2,484,900
------------------------------------------------------------------------------------------------------------------------------
  3,605,000     Perris Community Facilities District Special Tax, Series B     6.000            09/01/2034           3,543,174
------------------------------------------------------------------------------------------------------------------------------
  1,250,000     Perris Public Financing Authority, Series A                    6.250            09/01/2033           1,270,400
------------------------------------------------------------------------------------------------------------------------------
  3,500,000     Pittsburg Redevel. Agency
                (Los Medanos Community Devel.)                                 6.200            08/01/2019           3,689,070
------------------------------------------------------------------------------------------------------------------------------
    500,000     Pomona (Single Family Mtg.), Series B                          7.500            08/01/2023             652,120
------------------------------------------------------------------------------------------------------------------------------
  2,500,000     Port Oakland RITES 1                                           9.939 2          11/01/2015           2,953,125
------------------------------------------------------------------------------------------------------------------------------
  2,500,000     Port Oakland RITES 1                                          10.189 2          11/01/2017           2,971,525
------------------------------------------------------------------------------------------------------------------------------
  2,430,000     Port Oakland RITES 1                                          15.248 2          11/01/2022           2,530,748
------------------------------------------------------------------------------------------------------------------------------
  5,025,000     Port Oakland RITES 1                                          15.248 2          11/01/2032           4,630,136
------------------------------------------------------------------------------------------------------------------------------
  2,660,000     Port Oakland RITES 1                                          16.748 2          11/01/2025           2,872,960
------------------------------------------------------------------------------------------------------------------------------
  1,500,000     Redding Electric COP Linked SAVRS & RIBS                       5.684 6          06/28/2019           1,519,215
------------------------------------------------------------------------------------------------------------------------------
  3,000,000     Redding Electric COP RIBS                                     11.184 2          07/08/2022           4,057,200
------------------------------------------------------------------------------------------------------------------------------
     15,000     Rosemead Redevel. Agency                                       5.500            10/01/2018              15,133
------------------------------------------------------------------------------------------------------------------------------
  1,500,000     Roseville Woodcreek West Community Facility                    6.500            09/01/2015           1,590,120
------------------------------------------------------------------------------------------------------------------------------
  1,000,000     Roseville Woodcreek West Community Facility                    6.700            09/01/2025           1,045,540
------------------------------------------------------------------------------------------------------------------------------
     10,000     Sacramento County Airport System, Series A                     5.900            07/01/2024              10,726
------------------------------------------------------------------------------------------------------------------------------
     35,000     Sacramento County Airport System, Series B                     5.750            07/01/2024              35,235
------------------------------------------------------------------------------------------------------------------------------
    125,000     San Bernardino County COP (Medical Center Financing)           5.500            08/01/2024             127,794
------------------------------------------------------------------------------------------------------------------------------
    150,000     San Bernardino Joint Powers Financing Authority
                (Department of Transportation)                                 5.500            12/01/2020             158,657
------------------------------------------------------------------------------------------------------------------------------
  3,750,000     San Diego County COP
                (Developmental Service Foundation)                             5.500            09/01/2027           3,623,813
------------------------------------------------------------------------------------------------------------------------------
    315,000     San Diego Industrial Devel.
                (San Diego Gas & Electric Company)                             5.900            06/01/2018             319,035
------------------------------------------------------------------------------------------------------------------------------
     50,000     San Diego Industrial Devel.
                (San Diego Gas & Electric Company)                             5.900            06/01/2018              50,421
------------------------------------------------------------------------------------------------------------------------------
     40,000     San Diego Industrial Devel.
                (San Diego Gas & Electric Company)                             5.900            09/01/2018              40,772
------------------------------------------------------------------------------------------------------------------------------
     25,000     San Diego Industrial Devel.
                (San Diego Gas & Electric Company)                             5.900            09/01/2018              25,570

21 |  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

PRINCIPAL                                                                                                               VALUE
   AMOUNT                                                                    COUPON               MATURITY         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
 CALIFORNIA Continued
$    30,000     San Diego Sewer, Series A                                      5.250%           05/15/2020     $        30,362
------------------------------------------------------------------------------------------------------------------------------
  1,880,000     San Diego Unified School District GO RITES 1                  15.351 2          07/01/2027           1,921,210
------------------------------------------------------------------------------------------------------------------------------
  2,445,000     San Diego Unified School District GO RITES 1                  16.355 2          07/01/2023           3,006,274
------------------------------------------------------------------------------------------------------------------------------
     15,000     San Francisco City & County Airports Commission                5.500            05/01/2026              15,373
------------------------------------------------------------------------------------------------------------------------------
     25,000     San Francisco City & County Airports Commission                5.500            05/01/2026              25,622
------------------------------------------------------------------------------------------------------------------------------
     50,000     San Francisco City & County Airports Commission                5.625            05/01/2021              52,631
------------------------------------------------------------------------------------------------------------------------------
    125,000     San Francisco City & County Airports Commission                5.750            05/01/2020             129,123
------------------------------------------------------------------------------------------------------------------------------
     25,000     San Gabriel Valley Schools Financing Authority
                (Pomona Unified School District)                               5.850            02/01/2020              25,622
------------------------------------------------------------------------------------------------------------------------------
  6,490,000     San Jacinto Financing Authority, Tranche A                     0.000 7          09/01/2033           5,927,382
------------------------------------------------------------------------------------------------------------------------------
  6,345,000     San Jacinto Financing Authority, Tranche B                     0.000 7          09/01/2033           5,794,952
------------------------------------------------------------------------------------------------------------------------------
  6,530,000     San Jacinto Financing Authority, Tranche C                     0.000 7          09/01/2033           5,614,494
------------------------------------------------------------------------------------------------------------------------------
     25,000     San Jose Finance Authority, Series B                           5.625            11/15/2018              25,244
------------------------------------------------------------------------------------------------------------------------------
     45,000     San Jose Redevel. Agency                                       5.750            08/01/2024              46,023
------------------------------------------------------------------------------------------------------------------------------
  1,000,000     Santa Ana Financing Authority (Mainplace)                      5.600            09/01/2019           1,052,670
------------------------------------------------------------------------------------------------------------------------------
     50,000     Santa Cruz Sewer (Secondary Wastewater Treatment)              5.700            11/01/2023              50,420
------------------------------------------------------------------------------------------------------------------------------
  3,990,000     Santaluz Special Tax Community Facilities District No. 2       6.375            09/01/2030           4,035,247
------------------------------------------------------------------------------------------------------------------------------
     25,000     Sonoma County Community Redevel. Agency (Roseland)             7.900            08/01/2013              25,697
------------------------------------------------------------------------------------------------------------------------------
    185,000     Southern CA Public Power Authority                             5.500            07/01/2020             185,599
------------------------------------------------------------------------------------------------------------------------------
     30,000     Southern CA Public Power Authority                             6.000            07/01/2018              30,629
------------------------------------------------------------------------------------------------------------------------------
    150,000     Southern CA Public Power Authority RIBS                        9.840 2          07/01/2012             151,065
------------------------------------------------------------------------------------------------------------------------------
  1,000,000     Southern CA Tobacco Securitization Authority (TASC)            5.500            06/01/2036             804,790
------------------------------------------------------------------------------------------------------------------------------
  3,000,000     Southern CA Tobacco Securitization Authority (TASC)            6.000            06/01/2043           2,332,530
------------------------------------------------------------------------------------------------------------------------------
  3,750,000     Stockton Community Facilities District (Brookside Estates)     6.200            08/01/2015           3,902,175
------------------------------------------------------------------------------------------------------------------------------
    135,000     Stockton Public Finance Authority, Series A                    5.875            09/02/2016             141,573
------------------------------------------------------------------------------------------------------------------------------
  2,250,000     Tejon Ranch Public Facilities Finance Authority
                Special Tax (Community Facilities District No. 1)              7.200            09/01/2030           2,318,580
------------------------------------------------------------------------------------------------------------------------------
  2,650,000     Upland Community Facilities District Special Tax
                (San Antonio)                                                  6.100            09/01/2034           2,645,124
------------------------------------------------------------------------------------------------------------------------------
  4,000,000     Western Hills Water District Special Tax
                (Diablo Grande Community Facilities)                           6.125            09/01/2031           3,934,840
                                                                                                               ---------------
                                                                                                                   458,232,147

------------------------------------------------------------------------------------------------------------------------------
 U.S. POSSESSIONS--13.0%
  2,245,000     Puerto Rico HBFA                                               6.250            04/01/2029           2,305,929
------------------------------------------------------------------------------------------------------------------------------
  5,510,000     Puerto Rico ITEMECF (Congeneration Facilities)                 6.625            06/01/2026           5,725,827
------------------------------------------------------------------------------------------------------------------------------
  2,760,000     Puerto Rico ITEMECF (Mennonite General Hospital)               6.500            07/01/2012           2,691,662
------------------------------------------------------------------------------------------------------------------------------
 21,195,000     Puerto Rico Port Authority (American Airlines), Series A       6.250            06/01/2026          14,258,300
------------------------------------------------------------------------------------------------------------------------------
  1,205,000     Puerto Rico Port Authority (American Airlines), Series A       6.300            06/01/2023             810,712
------------------------------------------------------------------------------------------------------------------------------
 27,000,000     V.I.  Public Finance Authority (Hovensa Coker)                 6.500            07/01/2021          28,789,290

22 |  OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

PRINCIPAL                                                                                                               VALUE
   AMOUNT                                                                    COUPON               MATURITY         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------

 U.S. POSSESSIONS Continued
 $4,515,000     V.I. Public Finance Authority, Series A                        6.375%           10/01/2019     $     5,054,949
------------------------------------------------------------------------------------------------------------------------------
  5,150,000     V.I. Public Finance Authority, Series E                        6.000            10/01/2022           5,216,886
                                                                                                               ---------------
                                                                                                                    64,853,555

------------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $530,960,169)--104.9%                                                           523,085,702
------------------------------------------------------------------------------------------------------------------------------
 LIABILITIES IN EXCESS OF OTHER ASSETS--(4.9)                                                                      (24,502,459)
                                                                                                               ---------------
 NET ASSETS--100.0%                                                                                            $   498,583,243
                                                                                                               ===============

FOOTNOTES TO STATEMENT OF INVESTMENTS
1. Illiquid security. See Note 5 of Notes to Financial Statements.
2. Represents the current interest rate for a variable rate bond known as an "inverse floater." See Note 1 of Notes to
Financial Statements.
3. When-issued security to be delivered and settled after July 31, 2004. See Note 1 of Notes to Financial Statements.
4. Issue is in default. See Note 1 of Notes to Financial Statements.
5. Non-income-accruing security.
6. Represents the current interest rate for a variable or increasing rate security.
7. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE
TABLE BELOW:

ABAG     Association of Bay Area Governments
CDA      Communities Development Authority
CDC      Community Development Corp.
COP      Certificates of Participation
EFA      Educational Facilities Authority
GO       General Obligation
HBFA     Housing Bank and Finance Agency
HFA      Housing Finance Agency/Authority
INFLOS   Inverse Floating Rate Securities
ITEMECF  Industrial, Tourist, Educational, Medical and Environmental Community
         Facilities
M-S-R    Modesto Irrigation District of the City of Santa Clara and the City of
         Redding
RIBS     Residual Interest Bonds
RITES    Residual Interest Tax Exempt Security
ROLs     Residual Option Longs
SARVS    Select Auction Rate Variable Securities
TASC     Tobacco Settlement Asset-Backed Bonds
USD      Unified School District
V.I.     United States Virgin Islands

23 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 INDUSTRY CONCENTRATIONS  July 31, 2004 / Unaudited

 DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL
 INVESTMENTS AT VALUE, IS AS FOLLOWS:

 INDUSTRY                                          MARKET VALUE       PERCENT
--------------------------------------------------------------------------------
 Tobacco                                            $140,004,628       26.8%
 Special Tax                                         117,873,032       22.5
 Special Assessment                                   36,513,147        7.0
 Pollution Control                                    35,286,001        6.7
 Hospital/Health Care                                 23,136,152        4.4
 Education                                            21,674,542        4.1
 Marine/Aviation Facilities                           16,305,216        3.1
 Adult Living Facilities                              15,836,245        3.0
 Airlines                                             15,081,825        2.9
 Municipal Leases                                     15,067,897        2.9
 General Obligation                                   14,036,928        2.7
 Higher Education                                     13,036,395        2.5
 Electric Utilities                                   11,812,304        2.3
 Multifamily Housing                                  10,917,372        2.1
 Sales Tax Revenue                                    10,271,835        2.0
 Hotels, Restaurants & Leisure                         9,773,932        1.9
 Not-for-Profit Organization                           7,649,802        1.5
 Single Family Housing                                 5,682,065        1.0
 Water Utilities                                       2,513,176        0.5
 Gas Utilities                                           506,635        0.1
 Sewer Utilities                                         106,573         --
                                                    ------------------------
 Total                                              $523,085,702      100.0%
                                                    ========================

24 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
 SUMMARY OF RATINGS  July 31, 2004 / Unaudited

 DISTRIBUTION OF INVESTMENTS BY RATING CATEGORY, AS A PERCENTAGE OF TOTAL
 INVESTMENTS AT VALUE, IS AS FOLLOWS:

 RATING                                                                PERCENT
--------------------------------------------------------------------------------
 AAA                                                                     10.4%
 AA                                                                       0.6
 A                                                                        5.3
 BBB                                                                     61.0
 BB                                                                       1.0
 CCC                                                                      2.9
 Not Rated                                                               18.8
                                                                        ------
 Total                                                                  100.0%
                                                                        ======

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated"
category.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

25 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES  July 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ASSETS

 Investments, at value (cost $530,960,169)--see accompanying statement of investments    $  523,085,702
--------------------------------------------------------------------------------------------------------
 Cash                                                                                           758,826
--------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Interest                                                                                     8,985,767
 Investments sold                                                                             3,169,455
 Shares of beneficial interest sold                                                             653,769
 Other                                                                                           14,502
                                                                                         ---------------
 Total assets                                                                               536,668,021

--------------------------------------------------------------------------------------------------------
 LIABILITIES

 Payables and other liabilities:
 Notes payable to bank (interest rate 2.1200% at July 31, 2004)                              30,400,000
 Investments purchased (including $1,086,861 purchased on a when-issued
 basis or forward commitment)                                                                 6,118,076
 Shares of beneficial interest redeemed                                                         904,524
 Dividends                                                                                      343,285
 Trustees' compensation                                                                         110,023
 Distribution and service plan fees                                                             101,877
 Shareholder communications                                                                      35,523
 Transfer and shareholder servicing agent fees                                                   19,254
 Other                                                                                           52,216
                                                                                         ---------------
 Total liabilities                                                                           38,084,778

--------------------------------------------------------------------------------------------------------
 NET ASSETS                                                                              $  498,583,243
                                                                                         ===============

--------------------------------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS

 Par value of shares of beneficial interest                                              $       48,373
--------------------------------------------------------------------------------------------------------
 Additional paid-in capital                                                                 505,870,271
--------------------------------------------------------------------------------------------------------
 Accumulated net investment income                                                            5,214,626
--------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments                                                (4,675,560)
--------------------------------------------------------------------------------------------------------
 Net unrealized depreciation on investments                                                  (7,874,467)
                                                                                         ---------------
 NET ASSETS                                                                              $  498,583,243
                                                                                         ===============

26 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $401,490,771 and 38,951,941 shares of beneficial interest outstanding)              $10.31
 Maximum offering price per share (net asset value plus sales charge of 4.75% of
 offering price)                                                                     $10.82
--------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $65,990,951
 and 6,398,360 shares of beneficial interest outstanding)                            $10.31
--------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $31,101,521
 and 3,022,661 shares of beneficial interest outstanding)                            $10.29

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

27 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS  For the Year Ended July 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 INVESTMENT INCOME

 Interest                                                              $ 38,662,841

------------------------------------------------------------------------------------
 EXPENSES

 Management fees                                                          2,821,557
------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                    962,846
 Class B                                                                    845,683
 Class C                                                                    303,876
------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                    175,055
 Class B                                                                     42,253
 Class C                                                                     17,542
------------------------------------------------------------------------------------
 Shareholder communications:
 Class A                                                                      4,732
 Class B                                                                        563
 Class C                                                                      1,322
------------------------------------------------------------------------------------
 Interest expense                                                           750,687
------------------------------------------------------------------------------------
 Custodian fees and expenses                                                 34,813
------------------------------------------------------------------------------------
 Trustees' compensation                                                      26,782
------------------------------------------------------------------------------------
 Other                                                                       77,313
                                                                       -------------
 Total expenses                                                           6,065,024
 Less reduction to custodian expenses                                        (1,316)
 Less payments and waivers of expenses                                     (132,440)
                                                                       -------------
 Net expenses                                                             5,931,268

------------------------------------------------------------------------------------
 NET INVESTMENT INCOME                                                   32,731,573

------------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN

 Net realized gain on investments                                         2,593,176
------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on investments      9,407,322

------------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 44,732,071
                                                                       =============

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

28 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
 YEAR ENDED JULY 31,                                                           2004             2003
-----------------------------------------------------------------------------------------------------

 OPERATIONS

 Net investment income                                                 $ 32,731,573     $ 31,551,526
-----------------------------------------------------------------------------------------------------
 Net realized gain                                                        2,593,176       24,391,797
-----------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)                     9,407,322      (60,092,630)
                                                                       ------------------------------
 Net increase (decrease) in net assets resulting from operations         44,732,071       (4,149,307)

-----------------------------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS

 Dividends from net investment income:
 Class A                                                                (23,080,655)     (22,799,725)
 Class B                                                                 (4,213,716)      (5,652,080)
 Class C                                                                 (1,515,899)      (1,298,059)

-----------------------------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS

 Net increase (decrease) in net assets resulting from
 beneficial interest transactions:
 Class A                                                                  4,558,937          686,685
 Class B                                                                (38,472,624)     (20,852,100)
 Class C                                                                  2,456,965        4,701,867

-----------------------------------------------------------------------------------------------------
 NET ASSETS

 Total decrease                                                         (15,534,921)     (49,362,719)
-----------------------------------------------------------------------------------------------------
 Beginning of period                                                    514,118,164      563,480,883
                                                                       ------------------------------
 End of period (including accumulated net investment income of
 $5,214,626 and $1,293,323, respectively)                              $498,583,243     $514,118,164
                                                                       ==============================

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

29 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
STATEMENT OF CASH FLOWS  For the Year Ended July 31, 2004
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES

 Net increase in net assets from operations                              $   44,732,071
----------------------------------------------------------------------------------------
 Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
 Purchase of investment securities                                         (224,958,114)
 Proceeds from disposition of investment securities                         260,765,105
 Decrease in interest receivable                                                485,029
 Decrease in receivable for securities sold                                   6,889,765
 Increase in other assets                                                       (10,829)
 Increase in payable for securities purchased                                 2,278,733
 Decrease in accrued expenses                                                   (16,777)
 Premium amortization                                                           684,383
 Discount amortization                                                       (1,196,515)
 Realized gain on securities                                                 (2,593,176)
 Unrealized appreciation on securities                                       (9,407,322)
                                                                         ---------------
 Net cash provided by operating activities                                   77,652,353

----------------------------------------------------------------------------------------
 CASH FLOWS FROM FINANCING ACTIVITIES

 Proceeds from issuance of debt                                             216,100,000
 Payment on outstanding debt                                               (232,500,000)
 Proceeds from shares sold                                                   97,796,458
 Payment on shares redeemed                                                (147,126,683)
 Cash distributions paid                                                    (11,591,894)
                                                                         ---------------
 Net cash used by financing activities                                      (77,322,119)
----------------------------------------------------------------------------------------
 Net increase in cash                                                           330,234
----------------------------------------------------------------------------------------
 Cash, beginning balance                                                        428,592
                                                                         ---------------
 Cash, ending balance                                                    $      758,826
                                                                         ===============

 Supplemental disclosure of cash flow information:
 Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $17,514,151.
 Cash paid for interest on bank borrowings--$743,459.

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

30 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A   YEAR ENDED JULY 31,                            2004          2003        2002        2001         2000
-------------------------------------------------------------------------------------------------------------------

 PER SHARE OPERATING DATA
 Net asset value, beginning of period                  $ 9.97        $10.60      $10.49     $ 10.11      $ 10.57
-------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                    .68           .63         .53         .53          .53
 Net realized and unrealized gain (loss)                  .27          (.66)        .10         .38         (.46)
                                                       ------------------------------------------------------------
 Total from investment operations                         .95          (.03)        .63         .91          .07
-------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income                    (.61)         (.60)       (.52)       (.53)        (.53)
-------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                        $10.31        $ 9.97     $ 10.60     $ 10.49      $ 10.11
                                                       ============================================================

-------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                      9.54%        (0.57)%      6.20%       9.17%        0.86%

-------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)            $401,491      $385,141    $409,689    $387,388     $270,494
-------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                   $400,452      $410,237    $398,651    $344,808     $283,025
-------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                   6.52%         5.88%       5.09%       5.08%        5.34%
 Total expenses                                          1.00%         0.96%       0.86% 3     0.88%        0.91% 3
 Expenses after payments and waivers and
 reduction to custodian expenses                         0.97%          N/A 4       N/A        0.87% 3       N/A
-------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                   26%           63%         27%         20%          48%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Excludes interest expense.
4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

31 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------
CLASS B   YEAR ENDED JULY 31,                            2004          2003        2002        2001         2000
-------------------------------------------------------------------------------------------------------------------

 PER SHARE OPERATING DATA
 Net asset value, beginning of period                  $ 9.97        $10.61      $10.50      $10.11       $10.57
-------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                    .64           .55         .45         .45          .45
 Net realized and unrealized gain (loss)                  .22          (.68)        .10         .39         (.45)
                                                       -------------------------------------------------------------
 Total from investment operations                         .86          (.13)        .55         .84           --
-------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income                    (.52)         (.51)       (.44)       (.45)        (.46)
-------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                        $10.31         $9.97      $10.61      $10.50       $10.11
                                                       ============================================================

-------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                      8.70%        (1.42)%      5.39%       8.46%        0.10%

-------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)             $65,991      $101,079    $128,857    $137,307     $105,393
-------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                    $84,482      $118,611    $132,685    $126,060     $113,936
-------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                   5.76%         5.09%       4.32%       4.33%        4.57%
 Total expenses                                          1.77%         1.73%       1.62% 3     1.63%        1.67% 3
 Expenses after payments and waivers and
 reduction to custodian expenses                         1.74%          N/A 4       N/A        1.62% 3       N/A
-------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                   26%           63%         27%         20%          48%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Excludes interest expense.
4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

32 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

CLASS C   YEAR ENDED JULY 31,                            2004          2003        2002        2001         2000
-------------------------------------------------------------------------------------------------------------------

 PER SHARE OPERATING DATA
 Net asset value, beginning of period                  $ 9.95        $10.58      $10.48      $10.09       $10.55
-------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                    .60           .54         .46         .45          .45
 Net realized and unrealized gain (loss)                  .26          (.66)        .08         .39         (.45)
                                                       -------------------------------------------------------------
 Total from investment operations                         .86          (.12)        .54         .84           --
-------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income                    (.52)         (.51)       (.44)       (.45)        (.46)
-------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                        $10.29         $9.95      $10.58      $10.48       $10.09
                                                       ============================================================

-------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                      8.71%        (1.33)%      5.31%       8.48%        0.10%

-------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)             $31,102       $27,898     $24,936     $18,105      $12,659
-------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                    $30,371       $27,011     $21,775     $14,489      $14,424
-------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                   5.74%         5.12%       4.33%       4.32%        4.58%
 Total expenses                                          1.78%         1.73%       1.62% 3     1.63%        1.67% 3
 Expenses after payments and waivers and
 reduction to custodian expenses                         1.75%          N/A 4       N/A        1.62% 3       N/A
-------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                   26%           63%         27%         20%          48%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Excludes interest expense.
4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

33 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer California Municipal Fund (the Fund) is registered under the
 Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund's investment objective is to seek as high a level of current interest income exempt from federal and California income taxes for individual investors as is consistent with preservation of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans.
 Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M.
 Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on
 NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

34 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
 INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates.
 As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The
 Fund intends to invest no more than 20% of its total assets in inverse floaters. Inverse floaters amount to $61,567,309 as of July 31, 2004. Including the effect of leverage, inverse floaters represent 17.15% of the Fund's total assets as of July 31, 2004.
--------------------------------------------------------------------------------
 SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date.
 Normally the settlement date occurs within six months after the trade date;
 however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of July 31, 2004, the Fund had purchased $1,086,861 of securities on a when-issued basis or forward commitment.
--------------------------------------------------------------------------------
 SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of July 31, 2004, securities with an aggregate market value of $12,813, representing less than 0.01% of the Fund's net assets, were in default.
    There are certain risks arising from geographic concentration in any state.
 Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

35 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 FEDERAL TAXES. The Fund intends to comply with provisions of the Internal
 Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

 The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the
 Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                NET UNREALIZED
                                                                  DEPRECIATION
                                                              BASED ON COST OF
                                                                SECURITIES AND
         UNDISTRIBUTED   UNDISTRIBUTED         ACCUMULATED   OTHER INVESTMENTS
         NET INVESTMENT      LONG-TERM                LOSS  FOR FEDERAL INCOME
         INCOME                   GAIN  CARRYFORWARD 1,2,3        TAX PURPOSES
         ---------------------------------------------------------------------
         $5,666,055                $--          $4,675,560          $7,874,467

 1. As of July 31, 2004, the Fund had $4,675,560 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of July 31, 2004, details of the capital loss carryforward were as follows:

                              EXPIRING
                              ----------------------
                              2009        $4,675,560

 2. During the fiscal year ended July 31, 2004, the Fund utilized $2,486,648 of capital loss carryforward to offset capital gains realized in that fiscal year.
 3. During the fiscal year ended July 31, 2003, the Fund utilized $23,695,023 of capital loss carryforward to offset capital gains realized in that fiscal year.

 Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

 The tax character of distributions paid during the years ended July 31, 2004 and July 31, 2003 was as follows:

                                             YEAR ENDED      YEAR ENDED
                                          JULY 31, 2004   JULY 31, 2003
             ----------------------------------------------------------
             Distributions paid from:
             Exempt-interest dividends      $28,810,270     $29,749,864

 The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2004 are noted below. The primary difference between book

36 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

 and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                 Federal tax cost of securities         $530,960,169
                                                        ============
                 Gross unrealized appreciation          $ 15,812,005
                 Gross unrealized depreciation           (23,686,472)
                                                        ------------
                 Net unrealized depreciation            $ (7,874,467)
                                                        ============

--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended
 July 31, 2004, the Fund's projected benefit obligations were increased by
 $11,545 and payments of $7,869 were made to retired trustees, resulting in an accumulated liability of $96,230 as of July 31, 2004.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the
 Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the
 Trustee. The Fund purchases shares of the funds selected for deferral by the
 Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and
 Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.
--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 INVESTMENT  INCOME.  Interest income,  which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 EXPENSE  OFFSET  ARRANGEMENT.  The reduction of custodian  fees, if applicable, represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 SECURITY  TRANSACTIONS.  Security  transactions are recorded on the trade date.
 Realized  gains and losses on  securities  sold are  determined on the basis of identified cost.
--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with U.S.
 generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

37 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                               YEAR ENDED JULY 31, 2004      YEAR ENDED JULY 31, 2003
                                  SHARES         AMOUNT        SHARES          AMOUNT
---------------------------------------------------------------------------------------

 CLASS A
 Sold                          7,744,923   $ 80,841,517     8,766,917   $  91,812,775
 Dividends and/or
 distributions reinvested      1,331,353     13,858,499     1,319,683      13,774,616
 Redeemed                     (8,763,844)   (90,141,079)  (10,095,373)   (104,900,706)
                             ----------------------------------------------------------
 Net increase (decrease)         312,432   $  4,558,937        (8,773)  $     686,685
                             ==========================================================

---------------------------------------------------------------------------------------
 CLASS B
 Sold                            600,000   $  6,274,104     1,596,238   $  16,769,161
 Dividends and/or
 distributions reinvested        260,942      2,715,157       351,551       3,673,171
 Redeemed                     (4,597,223)   (47,461,885)   (3,961,809)    (41,294,432)
                             ----------------------------------------------------------
 Net decrease                 (3,736,281)  $(38,472,624)   (2,014,020)  $ (20,852,100)
                             ==========================================================

---------------------------------------------------------------------------------------
 CLASS C
 Sold                          1,017,725   $ 10,643,445     1,603,845   $  16,628,381
 Dividends and/or
 distributions reinvested         90,433        940,495        88,937         926,483
 Redeemed                       (888,932)    (9,126,975)   (1,245,225)    (12,852,997)
                             ----------------------------------------------------------
 Net increase                    219,226   $  2,456,965       447,557   $   4,701,867
                             ==========================================================

--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended July 31, 2004, were
 $135,881,623 and $168,544,195, respectively.
--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.60% of the first $200 million of average annual net assets,
 0.55% of the next $100 million, 0.50% of the next $200 million, 0.45% of the next $250 million, 0.40% of the next $250 million, and 0.35% of average annual net assets over $1 billion.
--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the
 Manager, acts as the transfer and shareholder servicing agent for the Fund. The
 Fund pays OFS a per account fee. For the year ended July 31, 2004, the Fund paid $236,150 to OFS for services to the Fund.

38 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's
 Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor)
 acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.
--------------------------------------------------------------------------------
 SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class
 A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25 % of the average annual net assets of
 Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has
 adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the
 Distributor an annual asset-based sales charge of 0.75% per year on Class B and
 Class C shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at July 31, 2004 for Class B and Class C shares were $2,233,804 and
 $645,929, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.
--------------------------------------------------------------------------------
 SALES CHARGES. Front-end sales charges and contingent deferred sales charges
 (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
 Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                       CLASS A        CLASS B        CLASS C
                        CLASS A     CONTINGENT     CONTINGENT     CONTINGENT
                      FRONT-END       DEFERRED       DEFERRED       DEFERRED
                  SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES
                    RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY
 YEAR ENDED         DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR
-------------------------------------------------------------------------------
 July 31, 2004          $167,669       $12,704       $311,082        $12,774

39 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
 PAYMENTS AND WAIVERS OF EXPENSES. The Manager has voluntarily undertaken to limit its management fees to a maximum annual rate of 0.55% of average annual net assets for each class of shares. During the year ended July 31, 2004, the
 Manager waived $130,244 of its management fees. This voluntary undertaking is expected to remain in effect indefinitely, however, may be amended or withdrawn by the Manager at any time.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended July 31, 2004, OFS waived $1,896, $180 and $120 for Class A,
 Class B and Class C shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 5. ILLIQUID SECURITIES
 As of July 31, 2004, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The
 Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of July 31, 2004 was
 $51,831,277, which represents 10.40% of the Fund's net assets.

--------------------------------------------------------------------------------
 6. BANK BORROWINGS
 The Fund may borrow up to 33 1/3% of its total assets from a bank to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement which enables it to participate with certain other Oppenheimer funds in a committed, unsecured line of credit with a bank, which permits borrowings up to $540 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.75%. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.
    The Fund had borrowings outstanding of $30,400,000 at July 31, 2004 at an interest rate of 2.12%. For the year ended July 31, 2004, the average monthly loan balance was $41,079,178 at an average daily interest rate of 1.777%. The
 Fund had gross borrowings and gross loan repayments of $216,100,000 and
 $232,500,000, respectively, during the year ended July 31, 2004. The maximum amount of borrowings outstanding at any month-end was $67,300,000. The Fund paid commitment fees of $4,398 and interest of $743,459 during the year ended
 July 31, 2004.

40 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
7. SUBSEQUENT EVENTS - LITIGATION

Three complaints have been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, "OppenheimerFunds"), as well as 51 of the Oppenheimer funds (collectively, the "Funds") including this Fund, and nine directors/trustees of certain of the Funds (collectively, the "Directors/Trustees"). The complaints allege that the Manager charged excessive fees for distribution and other costs, improperly used assets of the
Funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the Funds, and failed to properly disclose the use of Fund assets to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. The complaints further allege that by permitting and/or participating in those actions, the Directors/Trustees breached their fiduciary duties to Fund shareholders under the Investment
Company Act of 1940 and at common law.

OppenheimerFunds believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them, the Funds or the
Directors/Trustees and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However,
OppenheimerFunds, the Funds and the Directors/Trustees believe that the allegations contained in the complaints are without merit and intend to defend these lawsuits vigorously.

                                                        A-1

                                                    Appendix A

                                        MUNICIPAL BOND RATINGS DEFINITIONS
                                        ----------------------------------

     Below   are   summaries   of   the   rating   definitions   used   by   the
     nationally-recognized   rating   agencies   listed   below  for   municipal
     securities.  Those  ratings  represent  the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly available information provided by the rating organizations.

     Moody's Investors Service,  Inc. ("Moody's") Municipal Ratings are opinions of the investment  quality of issuers and issues in the U.S.  municipal and tax-exempt  markets.  As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

     Municipal  Ratings  are based upon the  analysis  of four  primary  factors
     relating   to   municipal   finance:    economy,    debt,   finances,   and
     administration/management  strategies.  Each of the  factors  is  evaluated individually  and for its effect on the other factors in the context of the municipality's ability to repay its debt.

MUNICIPAL LONG-TERM RATING DEFINITIONS

     Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Aa:  Issuers or issues rated Aa  demonstrate  very strong  creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     A:  Issuers  or  issues  rated  A  present  above-average  creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Baa:  Issuers  or  issues  rated  Baa  represent  average  creditworthiness relative to other US municipal or tax- exempt issuers or issues.

     Ba: Issuers or issues rated Ba demonstrate  below-average  creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     B: Issuers or issues rated B demonstrate weak creditworthiness  relative to other US municipal or tax- exempt issuers or issues.

     Caa:  Issuers or issues rated Caa  demonstrate  very weak  creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Ca: Issuers or issues rated Ca demonstrate  extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     C:  Issuers or issues  rated C  demonstrate  the  weakest  creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Moody's  applies  numerical  modifiers 1, 2, and 3 in each  generic  rating classification  from Aa through  Caa.  The  modifier 1  indicates  that the obligation  ranks in the higher end of its  generic  rating  category;  the modifier 2 indicates a mid- range  ranking;  and the modifier 3 indicates a ranking in the lower end of that generic rating category.

MIG/VMIG RATINGS: U.S. SHORT-TERM RATINGS

     In  municipal  debt  issuance,   there  are  three  rating  categories  for
     short-term  obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3. In addition,  those  short-term  obligations that are of speculative quality are designated SG, or speculative grade.

     In the case of variable rate demand  obligations  (VRDOs),  a two-component rating is assigned.  The first element represents Moody's evaluation of the degree of risk associated with scheduled  principal and interest  payments.
     The second  element  represents  Moody's  evaluation  of the degree of risk associated with the demand feature, using the MIG rating scale.

     The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

     MIG ratings expire at note maturity.  By contrast,  VMIG rating expirations will be a function of each issue's specific structural or credit features.

     MIG 1/VMIG 1: Denotes  superior  credit  quality.  Excellent  protection is afforded by established cash flows,  highly reliable  liquidity  support or demonstrated broad-based access to the market for refinancing.

     MIG 2/VMIG 2: Denotes  strong credit  quality.  Margins of  protection  are ample although not as large as in the preceding group.

     MIG 3/VMIG 3: Denotes  acceptable  credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well established.

     SG: Denotes  speculative-grade  credit  quality.  Debt  instruments in this category may lack margins of protection.

     Standard & Poor's Ratings Services ("Standard & Poor's"), a division of The
     McGraw-Hill Companies, Inc.

LONG-TERM ISSUE CREDIT RATINGS

     Issue  credit  ratings  are  based in  varying  degrees,  on the  following considerations:

     o Likelihood of payment-capacity and willingness of the obligor to meet its financial  commitment on an obligation in accordance  with the terms of the obligation;

     o Nature of and provisions of the obligation; and

     o Protection  afforded by, and relative  position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     The issue  ratings  definitions  are expressed in terms of default risk. As such, they pertain to senior  obligations of an entity.  Junior  obligations are typically rated lower than senior obligations,  to reflect the lower priority in bankruptcy, as noted above.

     AAA: An obligation  rated `AAA' has the highest rating assigned by Standard
     & Poor's.  The obligor's  capacity to meet its financial  commitment on the obligation is extremely strong.

     AA: An  obligation  rated `AA' differs from the  highest-rated  obligations only  in  small  degree.  The  obligor's  capacity  to meet  its  financial commitment on the obligation is very strong.

     A: An  obligation  rated `A' are somewhat more  susceptible  to the adverse
     effects  of  changes  in   circumstances   and  economic   conditions  than
     obligations in higher-rated categories.  However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB: An obligation  rated `BBB' exhibits  adequate  protection  parameters.
     However,  adverse economic  conditions or changing  circumstances  are more likely to lead to a weakened  capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

     An obligation rated `BB', `B', `CCC',  `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest.  While such  obligations  will likely have some quality and  protective  characteristics,  these may be  outweighed by large uncertainties or major exposures to adverse conditions.

     BB: An obligation  rated `BB' are less  vulnerable to nonpayment than other speculative  issues.  However,  it faces  major  ongoing  uncertainties  or exposure to adverse  business,  financial,  or economic  conditions,  which could  lead to the  obligor's  inadequate  capacity  to meet its  financial commitment on the obligation.

     B:  An  obligation  rated  `B'  are  more  vulnerable  to  nonpayment  than obligations  rated `BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or
     economic   conditions   will  likely  impair  the  obligor's   capacity  or
     willingness to meet its financial commitment on the obligation.

     CCC: An obligation  rated `CCC' are currently  vulnerable to nonpayment and are dependent upon favorable business,  financial,  and economic conditions for the obligor to meet its financial commitment on the obligation.  In the event of adverse business,  financial, or economic conditions,  the obligor is not likely to have the capacity to meet its financial  commitment on the obligation.

     CC: An obligation rated `CC' are currently highly vulnerable to nonpayment.

     C: The `C'  rating  may be used to  cover a  situation  where a  bankruptcy petition has been filed or similar  action has been taken,  but payments on this obligation are being continued.

     D: An obligation rated `D' are in payment default.  The `D' rating category is used when payments on an obligation are not made on the date due even if the  applicable  grace  period has not  expired,  unless  Standard & Poor's believes that such payments will be made during such grace period.  The `D'
     rating  also will be used upon the filing of a  bankruptcy  petition or the taking of a similar action if payments on an obligation are jeopardized.

     The ratings  from "AA" to "CCC" may be  modified by the  addition of a plus
     (+) or minus (-) sign to show  relative  standing  within the major  rating categories.

     c: The `c' subscript is used to provide additional information to investors that the bank may terminate its  obligation to purchase  tendered  bonds if the  long-term  credit  rating of the  issuer is below an  investment-grade level and/or the issuer's bonds are deemed taxable.

     p: The letter `p' indicates that the rating is  provisional.  A provisional rating  assumes the  successful  completion of the project  financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating,  however,  while addressing credit quality subsequent to completion of the project,  makes no comment on the likelihood of or the risk of  default  upon  failure of such  completion.  The  investor  should exercise his own judgment with respect to such likelihood and risk.

     Continuance of the ratings is contingent  upon Standard & Poor's receipt of
     an  executed  copy  of  the  escrow  agreement  or  closing   documentation
     confirming investments and cash flows.

     r: The `r' highlights  derivative,  hybrid,  and certain other  obligations that  Standard & Poor's  believes may  experience  high  volatility or high variability in expected returns as a result of noncredit risks. Examples of such  obligations  are securities with principal or interest return indexed to equities,  commodities,  or currencies;  certain swaps and options;  and interest-only and principal-only mortgage securities. The absence of an `r'
     symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R. Not rated.

     Debt  obligations of issuers  outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings  measure the  creditworthiness  of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards

     Under present  commercial bank regulations issued by the Comptroller of the
     Currency,  bonds rated in the top four categories (`AAA', `AA', `A', `BBB', commonly  known as  investment-grade  ratings)  generally  are  regarded as eligible for bank  investment.  Also, the laws of various states  governing legal investments  impose certain rating or other standards for obligations eligible  for  investment  by savings  banks,  trust  companies,  insurance companies, and fiduciaries in general.

SHORT-TERM ISSUE CREDIT RATINGS

     Short-term ratings are generally  assigned to those obligations  considered short-term in the relevant  market.  In the U.S.,  for example,  that means obligations  with an original  maturity of no more than 365  days-including commercial paper.

     A-1: A short-term  obligation  rated "A-1" is rated in the highest category by  Standard  &  Poor's.  The  obligor's  capacity  to meet  its  financial commitment  on the  obligation  is strong.  Within this  category,  certain obligations  are  designated  with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     A-2: A short-term  obligation  rated "A-2" is somewhat more  susceptible to the adverse  effects of changes in  circumstances  and economic  conditions than  obligations  in higher  rating  categories.  However,  the  obligor's
     capacity  to  meet  its   financial   commitment   on  the   obligation  is
     satisfactory.

     A-3: A  short-term  obligation  rated "A-3"  exhibits  adequate  protection parameters.  However, adverse economic conditions or changing circumstances are more  likely to lead to a weakened  capacity of the obligor to meet its financial commitment on the obligation.

     B: A  short-term  obligation  rated "B" is regarded  as having  significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     C: A short-term  obligation rated "C" is currently vulnerable to nonpayment
     and  is  dependent  upon  favorable  business,   financial,   and  economic
     conditions  for  the  obligor  to  meet  its  financial  commitment  on the obligation.

     D: A short-term  obligation rated "D" is in payment default. The "D" rating category is used when  payments on an  obligation  are not made on the date due even if the applicable grace period has not expired,  unless Standard &
     Poor's  believes  that such payments will be made during such grace period.
     The "D" rating also will be used upon the filing of a  bankruptcy  petition or the  taking  of a  similar  action  if  payments  on an  obligation  are jeopardized.

     Notes. A Standard & Poor's note rating  reflects the liquidity  factors and market access risks unique to notes.  Notes due in three years or less will likely receive a note rating.  Notes maturing  beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

     o Amortization  schedule-the  larger the final  maturity  relative to other maturities, the more likely it will be treated as a note; and

     o Source of  payment-the  more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

     SP-1:  Strong capacity to pay principal and interest.  An issue with a very strong capacity to pay debt service is given a (+) designation.

     SP-2:  Satisfactory  capacity  to pay  principal  and  interest,  with some vulnerability  to adverse  financial and economic  changes over the term of the notes.

     SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.

     International  credit ratings assess the capacity to meet foreign  currency or local  currency  commitments.  Both "foreign  currency" and "local  currency"
ratings are internationally  comparable  assessments.  The local currency rating measures  the  probability  of payment  within the  relevant  sovereign  state's currency and  jurisdiction  and therefore,  unlike the foreign  currency rating, does not take account of the possibility of foreign exchange  controls  limiting transfer into foreign currency.

INTERNATIONAL LONG-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings.

Investment Grade:

     AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk.  They are assigned  only in the case of  exceptionally  strong capacity for timely  payment of  financial  commitments.  This  capacity is highly unlikely to be adversely affected by foreseeable events.

     AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk.  They  indicate a very strong  capacity for timely  payment of financial  commitments.  This capacity is not  significantly  vulnerable to foreseeable events.

     A: High Credit  Quality.  "A" ratings  denote a low  expectation  of credit
     risk.  The  capacity  for  timely  payment  of  financial   commitments  is
     considered strong. This capacity may,  nevertheless,  be more vulnerable to changes in  circumstances  or in economic  conditions  than is the case for higher ratings.

     BBB: Good Credit Quality.  "BBB" ratings indicate that there is currently a low  expectation  of credit  risk.  The  capacity  for  timely  payment  of financial  commitments  is  considered  adequate,  but  adverse  changes in circumstances  and in  economic  conditions  are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

     BB:  Speculative.  "BB" ratings  indicate  that there is a  possibility  of credit risk  developing,  particularly as the result of adverse  economic change over time. However, business or financial alternatives may be available to allow financial  commitments  to be met.  Securities  rated in this  category  are not investment grade.

     B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains.  Financial commitments are currently being met. However,  capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     CCC, CC C: High Default Risk.  Default is a real possibility.  Capacity for meeting financial  commitments is solely reliant upon sustained,  favorable business or economic developments.  A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

     DDD, DD, and D: Default.  The ratings of  obligations  in this category are based on their  prospects  for  achieving  partial  or full  recovery  in a reorganization  or  liquidation  of the obligor.  While  expected  recovery values are highly  speculative  and cannot be estimated with any precision, the  following  serve as general  guidelines.  "DDD"  obligations  have the highest potential for recovery,  around 90%-100% of outstanding amounts and accrued  interest.  "DD"  indicates  potential  recoveries  in the range of
     50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

     Entities  rated in this  category  have  defaulted  on some or all of their obligations.  Entities  rated "DDD" have the highest  prospect for resumption of performance  or  continued  operation  with or  without a formal  reorganization process.  Entities  rated  "DD"  and  "D"  are  generally  undergoing  a  formal reorganization or liquidation process;  those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.  Plus (+) and minus (-) signs may be appended to a rating  symbol to denote  relative  status within the major rating categories.  Plus and minus  signs are not  added to the  "AAA"  category  or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS

     The following  ratings scale applies to foreign currency and local currency ratings.  A short-term rating has a time horizon of less than 12 months for most obligations,  or up to three years for U.S. public finance securities, and  thus  places  greater  emphasis  on the  liquidity  necessary  to meet financial commitments in a timely manner.

     F1:  Highest  credit  quality.  Strongest  capacity  for timely  payment of financial  commitments.  May have an added "+" to denote any  exceptionally strong credit feature.

     F2: Good credit  quality.  A  satisfactory  capacity for timely  payment of financial  commitments,  but the margin of safety is not as great as in the case of higher ratings.

     F3:  Fair  credit  quality.   Capacity  for  timely  payment  of  financial
     commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

     B:   Speculative.   Minimal   capacity  for  timely  payment  of  financial
     commitments,  plus  vulnerability to near-term adverse changes in financial and economic conditions.

     C: High default risk.  Default is a real possibility.  Capacity for meeting financial  commitments  is  solely  reliant  upon  a  sustained,  favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

                                                        B-1
                                                    Appendix B

                                      Municipal Bond Industry Classifications

Adult Living Facilities
Airlines
Education
Electric Utilities
Gas Utilities
General Obligation
Higher Education
Highways/Railways
Hospital/Healthcare
Hotels, Restaurants & Leisure
Manufacturing, Durable Goods
Manufacturing, Non Durable Goods
Marine/Aviation Facilities
Multi-Family Housing
Municipal Leases
Non Profit Organization
Paper, Containers & Packaging
Parking Fee Revenue
Pollution Control
Resource Recovery
Sales Tax Revenue
Sewer Utilities
Single Family Housing
Special Assessment
Special Tax
Sports Facility Revenue
Student Loans
Telephone Utilities
Tobacco
Water Utilities

                                                    Appendix C
                                                    ----------

      OppenheimerFunds Special Sales Charge Arrangements and Waivers

     In certain  cases,  the initial  sales  charge that applies to purchases of
     Class A shares2 of the Oppenheimer  funds or the contingent  deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.3
     That  is  because  of  the   economies   of  sales   efforts   realized  by
     OppenheimerFunds  Distributor,  Inc.,  (referred to in this document as the
     "Distributor"),  or by dealers or other financial  institutions  that offer those shares to certain classes of investors.

     Not all  waivers  apply to all funds.  For  example,  waivers  relating  to
     Retirement  Plans do not  apply to  Oppenheimer  municipal  funds,  because shares of those  funds are not  available  for  purchase by or on behalf of retirement  plans.  Other  waivers  apply only to  shareholders  of certain funds.

     For  the  purposes  of  some  of the  waivers  described  below  and in the
     Prospectus  and  Statement  of  Additional  Information  of the  applicable
     Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:

     1) plans qualified under Sections 401(a) or 401(k) of the Internal  Revenue
     Code,

     2) non-qualified deferred compensation plans,

     3) employee benefit plans4

     4) Group Retirement Plans5

     5) 403(b)(7) custodial plan accounts

     6) Individual  Retirement  Accounts ("IRAs"),  including  traditional IRAs,
     Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

     The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
     Distributor  or the transfer  agent  (referred  to in this  document as the
     "Transfer  Agent") of the particular  Oppenheimer  fund.  These waivers and special  arrangements  may  be  amended  or  terminated  at any  time  by a particular fund, the Distributor,  and/or OppenheimerFunds,  Inc. (referred to in this document as the "Manager").

     Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

I. Applicability of Class A Contingent Deferred Sales Charges in Certain Cases

     Purchases  of Class A Shares of  Oppenheimer  Funds That Are Not Subject to
     Initial Sales Charge but May Be Subject to the Class A Contingent  Deferred
     Sales Charge (unless a waiver applies).

     There is no initial  sales  charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent  deferred  sales charge if redeemed  within 18 months (24 months in the case of Oppenheimer  Rochester National  Municipals and
Rochester  Fund  Municipals)  of the  beginning of the  calendar  month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix  applies to the  redemption).  Additionally,  on shares  purchased under these  waivers that are subject to the Class A contingent  deferred  sales charge,  the  Distributor  will pay the applicable  concession  described in the
Prospectus  under  "Class A  Contingent  Deferred  Sales  Charge."6  This waiver provision applies to:

     |_| Purchases of Class A shares aggregating $1 million or more.

     |_| Purchases of Class A shares by a Retirement  Plan that was permitted to purchase  such  shares  at net  asset  value but  subject  to a  contingent deferred  sales charge prior to March 1, 2001.  That included  plans (other than IRA or 403(b)(7)  Custodial  Plans)  that:  1) bought  shares  costing
     $500,000  or more,  2) had at the  time of  purchase  100 or more  eligible employees or total plan assets of $500,000 or more,  or 3) certified to the
     Distributor  that it projects to have annual plan  purchases of $200,000 or more.

     |_|  Purchases  by  an  OppenheimerFunds-sponsored  Rollover  IRA,  if  the purchases are made:

     1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or

     2) by a direct rollover of a distribution from a qualified  Retirement Plan if the  administrator of that Plan has made special  arrangements  with the
     Distributor for those purchases.

     |_|  Purchases of Class A shares by  Retirement  Plans that have any of the following record-keeping arrangements:

     1) The record  keeping is performed by Merrill Lynch Pierce Fenner & Smith,
     Inc.  ("Merrill Lynch") on a daily valuation basis for the Retirement Plan.
     On the date the plan sponsor  signs the  record-keeping  service  agreement with  Merrill  Lynch,  the Plan must have $3  million or more of its assets invested  in (a)  mutual  funds,  other  than  those  advised or managed by
     Merrill Lynch Investment Management, L.P. ("MLIM"), that are made available under a Service  Agreement  between  Merrill  Lynch and the  mutual  fund's principal  underwriter or distributor,  and (b) funds advised or managed by
     MLIM (the funds  described  in (a) and (b) are  referred to as  "Applicable
     Investments").

     2) The record  keeping  for the  Retirement  Plan is  performed  on a daily valuation  basis by a record  keeper whose  services  are provided  under a contract or arrangement  between the Retirement  Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping  service  agreement with
     Merrill  Lynch,  the  Plan  must  have $3  million  or  more of its  assets
     (excluding  assets  invested in money market funds)  invested in Applicable
     Investments.

     3) The record  keeping  for a  Retirement  Plan is handled  under a service agreement  with Merrill  Lynch and on the date the plan sponsor  signs that agreement,  the Plan has 500 or more eligible  employees (as  determined by the Merrill Lynch plan conversion manager). II.

              Waivers of Class A Sales Charges of Oppenheimer Funds

     A. Waivers of Initial and  Contingent  Deferred  Sales  Charges for Certain
     Purchasers.

     Class A shares purchased by the following  investors are not subject to any
     Class A sales charges (and no  concessions  are paid by the  Distributor on such purchases):

|_|      The Manager or its affiliates.

     |_| Present or former  officers,  directors,  trustees and  employees  (and their  "immediate  families") of the Fund, the Manager and its  affiliates, and  retirement  plans  established by them for their  employees.  The term
     "immediate  family"  refers  to  one's  spouse,  children,   grandchildren,
     grandparents,  parents,  parents-in-law,  brothers and  sisters,  sons- and daughters-in-law,  a sibling's spouse, a spouse's siblings,  aunts, uncles, nieces and nephews;  relatives  by virtue of a  remarriage  (step-children, step-parents, etc.) are included.

     |_| Registered  management  investment  companies,  or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.

     |_| Dealers or brokers that have a sales agreement with the Distributor, if they  purchase  shares for their own accounts or for  retirement  plans for their employees.

     |_| Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales  arrangements  with such dealers or brokers (and which are identified as such to the  Distributor)  or with the  Distributor.  The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's  own account (or for the benefit of such employee's  spouse or minor children).

     |_| Dealers,  brokers,  banks or registered  investment  advisors that have entered into an agreement with the Distributor  providing  specifically for the use of  shares  of the  Fund in  particular  investment  products  made available to their clients.  Those clients may be charged a transaction fee by their dealer,  broker,  bank or advisor for the purchase or sale of Fund shares.

     |_|  Investment  advisors and  financial  planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting  or other fee for their  services  and buy  shares for their own accounts or the accounts of their clients.

     |_| "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.

     |_| Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase  shares  without sales charge but only if their  accounts  are  linked  to a master  account  of their  investment advisor or financial planner on the books and records of the broker,  agent or financial  intermediary with which the Distributor has made such special arrangements . Each of these  investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.

     |_| Directors,  trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.

     |_|  Accounts  for which  Oppenheimer  Capital  (or its  successor)  is the investment  advisor (the Distributor  must be advised of this  arrangement)
     and persons who are  directors or trustees of the company or trust which is the beneficial owner of such accounts.

     |_| A unit investment trust that has entered into an appropriate  agreement with the Distributor.

     |_| Dealers,  brokers,  banks, or registered  investment advisers that have entered into an agreement  with the  Distributor  to sell shares to defined contribution  employee  retirement  plans for which the  dealer,  broker or investment adviser provides administration services.

     Retirement  Plans and deferred  compensation  plans and trusts used to fund those plans  (including,  for example,  plans  qualified  or created  under sections  401(a),  401(k),  403(b) or 457 of the Internal Revenue Code), in
     each case if those  purchases  are made  through  a broker,  agent or other
     financial   intermediary  that  has  made  special  arrangements  with  the
     Distributor for those purchases.

     |_| A  TRAC-2000  401(k)  plan  (sponsored  by the  former  Quest for Value
     Advisors)  whose Class B or Class C shares of a Former Quest for Value Fund were  exchanged for Class A shares of that Fund due to the  termination  of the Class B and Class C TRAC-2000 program on November 24, 1995.

     |_| A qualified  Retirement  Plan that had agreed with the former Quest for
     Value  Advisors  to  purchase  shares of any of the Former  Quest for Value
     Funds at net asset value, with such shares to be held through DCXchange,  a sub-transfer  agency mutual fund  clearinghouse,  if that  arrangement  was consummated and share purchases commenced by December 31, 1996.

     B.  Waivers of Initial and  Contingent  Deferred  Sales  Charges in Certain
     Transactions.

     Class A shares  issued or purchased in the following  transactions  are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):

     |_|  Shares  issued  in plans of  reorganization,  such as  mergers,  asset acquisitions and exchange offers, to which the Fund is a party.

     |_|  Shares   purchased   by  the   reinvestment   of  dividends  or  other
     distributions  reinvested from the Fund or other  Oppenheimer  funds (other than  Oppenheimer  Cash  Reserves)  or unit  investment  trusts  for  which reinvestment arrangements have been made with the Distributor.

     |_|  Shares   purchased  by  the  reinvestment  of  loan  repayments  by  a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

     C.  Waivers of the Class A  Contingent  Deferred  Sales  Charge for Certain
     Redemptions.

     The Class A contingent  deferred sales charge is also waived if shares that would  otherwise  be subject to the  contingent  deferred  sales charge are redeemed in the following cases:

     |_| To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.

     |_|  Involuntary  redemptions  of shares by operation of law or involuntary redemptions of small accounts  (please refer to "Shareholder  Account Rules and Policies," in the applicable fund Prospectus).

     |_| For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:

     1) Following  the death or disability  (as defined in the Internal  Revenue
     Code) of the participant

     or beneficiary.  The death or disability must occur after the participant's account was established.

     2) To return excess contributions.

     3) To  return  contributions  made  due  to a  mistake  of  fact.  Hardship withdrawals, as defined in the plan.7

     5) Under a Qualified  Domestic  Relations Order, as defined in the Internal
     Revenue Code, or, in the case of an IRA, a divorce or separation  agreement described in Section 71(b) of the Internal Revenue Code.

     6) To meet the minimum  distribution  requirements of the Internal  Revenue
     Code.

     7) To make "substantially  equal periodic payments" as described in Section
     72(t) of the Internal Revenue Code.

     8) For loans to participants or beneficiaries.

     9) Separation from service.8

     10)  Participant-directed  redemptions to purchase  shares of a mutual fund
     (other than a fund managed by the Manager or a  subsidiary  of the Manager)
     if the plan has made special arrangements with the Distributor.

     11) Plan  termination  or  "in-service  distributions,"  if the  redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.

     |_| For distributions  from 401(k) plans sponsored by  broker-dealers  that have entered into a special  agreement with the  Distributor  allowing this waiver.

     |_| For  distributions  from retirement plans that have $10 million or more in plan  assets and that have  entered  into a special  agreement  with the
     Distributor.

     |_| For distributions  from retirement plans which are part of a retirement
     plan  product  or  platform  offered  by  certain  banks,   broker-dealers,
     financial  advisors,  insurance  companies  or record  keepers  which  have entered into a special agreement with the Distributor.

     III.  Waivers of Class B, Class C and Class N Sales Charges of  Oppenheimer
     Funds

     The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A.   Waivers for Redemptions in Certain Cases.

     The Class B, Class C and Class N contingent  deferred sales charges will be waived for redemptions of shares in the following cases:

     |_| Shares redeemed  involuntarily,  as described in  "Shareholder  Account
     Rules and Policies," in the applicable Prospectus.

     |_|  Redemptions  from accounts other than  Retirement  Plans following the death  or  disability  of the  last  surviving  shareholder.  The  death or disability  must have occurred after the account was  established,  and for disability you must provide  evidence of a  determination  of disability by the Social Security Administration.

     |_|  The  contingent  deferred  sales  charges  are  generally  not  waived following  the death or  disability  of a grantor  or  trustee  for a trust account.  The contingent  deferred sales charges will only be waived in the limited  case of the death of the trustee of a grantor  trust or  revocable living trust for which the trustee is also the sole beneficiary.  The death or disability must have occurred after the account was established, and for disability you must provide  evidence of a  determination  of disability by the Social Security Administration.

     |_|  Distributions  from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.

     |_|  Redemptions  of Class B shares held by Retirement  Plans whose records are  maintained  on  a  daily  valuation  basis  by  Merrill  Lynch  or  an independent record keeper under a contract with Merrill Lynch.

     |_| Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of  financial  institutions  that have  entered  into a special arrangement with the Distributor for this purpose.

     |_|  Redemptions of Class C shares of an Oppenheimer  fund in amounts of $1 million or more  requested  in writing by a  Retirement  Plan  sponsor  and submitted more than 12 months after the Retirement Plan's first purchase of
     Class C shares, if the redemption proceeds are invested to purchase Class N shares of one or more Oppenheimer funds.

     |_|  Distributions9  from Retirement  Plans or other employee benefit plans for any of the following purposes:

     1) Following  the death or disability  (as defined in the Internal  Revenue
     Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established in an Oppenheimer fund.

     2) To return excess contributions made to a participant's account.

     3) To return contributions made due to a mistake of fact.

     4) To make hardship withdrawals, as defined in the plan.10

     5) To make  distributions  required  under a Qualified  Domestic  Relations
     Order  or,  in the  case of an  IRA,  a  divorce  or  separation  agreement described in Section 71(b) of the Internal Revenue Code.

     6) To meet the minimum  distribution  requirements of the Internal  Revenue
     Code.

     7) To make "substantially  equal periodic payments" as described in Section
     72(t) of the Internal Revenue Code.

     8) For loans to participants or beneficiaries.11

     9) On account of the participant's separation from service.12

     10)  Participant-directed  redemptions to purchase  shares of a mutual fund
     (other than a fund managed by the Manager or a  subsidiary  of the Manager)
     offered as an investment  option in a Retirement  Plan if the plan has made special arrangements with the Distributor.

     11)  Distributions  made on account of a plan  termination or  "in-service"
     distributions,  if the  redemption  proceeds are rolled over directly to an
     OppenheimerFunds-sponsored IRA.

     12) For  distributions  from a  participant's  account  under an  Automatic
     Withdrawal  Plan after the  participant  reaches age 59 1/2, as long as the aggregate value of the  distributions  does not exceed 10% of the account's value, adjusted annually.

     13) Redemptions of Class B shares under an Automatic Withdrawal Plan for an account  other  than a  Retirement  Plan,  if the  aggregate  value  of the redeemed  shares  does not  exceed  10% of the  account's  value,  adjusted annually.

     14) For distributions  from 401(k) plans sponsored by  broker-dealers  that have entered into a special arrangement with the Distributor  allowing this waiver.

     |_|  Redemptions  of Class B shares  or Class C shares  under an  Automatic
     Withdrawal  Plan  from  an  account  other  than a  Retirement  Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B.   Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:

     |_| Shares sold to the Manager or its affiliates.

     |_| Shares sold to registered  management  investment companies or separate accounts of insurance companies having an agreement with the Manager or the
     Distributor for that purpose.

     |_| Shares issued in plans of  reorganization to which the Fund is a party.
     Shares sold to present or former officers, directors, trustees or employees
     (and their  "immediate  families" as defined  above in Section I.A.) of the
     Fund, the Manager and its affiliates  and retirement  plans  established by them for their employees.

IV.

     Special Sales Charge  Arrangements for Shareholders of Certain  Oppenheimer
     Funds   Who  Were   Shareholders   of  Former   Quest   for   Value   Funds

     The initial and  contingent  deferred  sales  charge  rates and waivers for
     Class  A,  Class B and  Class  C  shares  described  in the  Prospectus  or
     Statement of Additional  Information of the Oppenheimer  funds are modified as described below for certain persons who were  shareholders of the former
     Quest  for  Value  Funds.  To be  eligible,  those  persons  must have been shareholders on November 24, 1995, when  OppenheimerFunds,  Inc. became the investment  advisor to those  former  Quest for Value  Funds.  Those  funds include:

     Oppenheimer Quest Value Fund, Inc.    Oppenheimer Small Cap Value Fund

     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest International Value Fund, Inc.
     Oppenheimer Quest Opportunity Value Fund

     These  arrangements  also apply to shareholders of the following funds when they merged (were  reorganized)  into various  Oppenheimer funds on November 24,
1995:

     Quest for Value U.S. Government Income Fund
     Quest for Value New York Tax-Exempt Fund
     Quest for Value Investment Quality Income Fund
     Quest for Value National Tax-Exempt Fund
     Quest for Value Global Income Fund
     Quest for Value California Tax-Exempt Fund

     All of the funds  listed  above are  referred  to in this  Appendix  as the
"Former Quest for Value Funds." The waivers of initial and  contingent  deferred sales charges  described in this Appendix apply to shares of an Oppenheimer fund that are either:

     |_|  acquired by such  shareholder  pursuant to an exchange of shares of an
     Oppenheimer fund that was one of the Former Quest for Value Funds, or

     |_|  purchased  by such  shareholder  by  exchange  of  shares  of  another
     Oppenheimer  fund that were  acquired  pursuant to the merger of any of the
     Former Quest for Value Funds into that other  Oppenheimer  fund on November
     24, 1995.

A.   Reductions or Waivers of Class A Sales Charges.

     |X| Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
     Value Funds Shareholders.

     Purchases by Groups and  Associations.  The following  table sets forth the initial  sales  charge  rates for Class A shares  purchased  by  members of
     "Associations"   formed  for  any  purpose   other  than  the  purchase  of
     securities.  The rates in the  table  apply if that  Association  purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

-------------------------------- ---------------------------- --------------------------------- ---------------------
Number of Eligible Employees     Initial Sales Charge as a    Initial Sales Charge as a % of    Concession as % of
or Members                       % of Offering Price          Net Amount Invested               Offering Price
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
9 or Fewer                                  2.50%                          2.56%                       2.00%
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
At least  10 but not more  than             2.00%                          2.04%                       1.60%
49
-------------------------------- ---------------------------- --------------------------------- ---------------------

-------------------------------------------------------------------------------------------------------------------
For purchases by Associations  having 50 or more eligible  employees or members, there is no  initial  sales  charge on  purchases  of Class A shares,  but those shares are subject to the Class A contingent  deferred sales charge described in the applicable fund's Prospectus.

   Purchases made under this  arrangement  qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of Accumulation  described in the applicable  fund's  Prospectus  and Statement of Additional  Information.
Individuals who qualify under this arrangement for reduced sales charge rates as members  of  Associations  also may  purchase  shares  for their  individual  or custodial  accounts at these  reduced  sales charge  rates,  upon request to the
Distributor.

     |X|  Waiver of Class A Sales  Charges  for  Certain  Shareholders.  Class A
     shares purchased by the following  investors are not subject to any Class A initial or contingent deferred sales charges:

     o Shareholders who were shareholders of the AMA Family of Funds on February
     28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.

     o  Shareholders  who acquired  shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

     |X|  Waiver  of  Class  A  Contingent  Deferred  Sales  Charge  in  Certain
     Transactions.  The Class A contingent  deferred sales charge will not apply to redemptions of Class A shares  purchased by the following  investors who were shareholders of any Former Quest for Value Fund:

     Investors  who  purchased  Class A shares  from a dealer that is or was not permitted  to receive a sales load or  redemption  fee imposed on a  shareholder with  whom  that  dealer  has  a  fiduciary  relationship,  under  the  Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B.   Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

     |X| Waivers for Redemptions of Shares  Purchased Prior to March 6, 1995. In
     the following  cases,  the contingent  deferred sales charge will be waived for  redemptions  of Class A,  Class B or Class C shares of an  Oppenheimer fund.  The shares must have been  acquired by the merger of a Former  Quest for Value Fund into the fund or by exchange from an  Oppenheimer  fund that was a Former  Quest for Value Fund or into which  such fund  merged.  Those shares must have been purchased prior to March 6, 1995 in connection with:

     o withdrawals under an automatic  withdrawal plan holding only either Class
     B or Class C shares if the  annual  withdrawal  does not  exceed 10% of the initial value of the account value, adjusted annually, and

     o liquidation of a  shareholder's  account if the aggregate net asset value of shares held in the account is less than the  required  minimum  value of such accounts.

     |X| Waivers for  Redemptions of Shares  Purchased on or After March 6, 1995
     but Prior to November 24, 1995.  In the  following  cases,  the  contingent deferred sales charge will be waived for redemptions of Class A, Class B or
     Class C shares of an  Oppenheimer  fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an  Oppenheimer  fund that was a Former  Quest For Value  Fund or into which such Former Quest for Value Fund merged.  Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:

     o redemptions  following the death or disability of the  shareholder(s) (as evidenced  by a  determination  of  total  disability  by the  U.S.  Social
     Security Administration);

     o withdrawals  under an automatic  withdrawal plan (but only for Class B or
     Class C shares)  where the  annual  withdrawals  do not  exceed  10% of the initial value of the account value; adjusted annually, and

     o liquidation of a  shareholder's  account if the aggregate net asset value of shares held in the  account is less than the  required  minimum  account value.

     A shareholder's  account will be credited with the amount of any contingent deferred  sales charge paid on the redemption of any Class A, Class B or Class C shares of the  Oppenheimer  fund  described  in this section if the proceeds are invested  in the same Class of shares in that fund or another  Oppenheimer  fund within 90 days after redemption.

     V.  Special  Sales  Charge   Arrangements   for   Shareholders  of  Certain
     Oppenheimer  Funds Who Were  Shareholders of Connecticut  Mutual Investment
     Accounts, Inc.

     The initial and contingent deferred sale charge rates and waivers for Class
     A and  Class B  shares  described  in the  respective  Prospectus  (or this
     Appendix)  of the  following  Oppenheimer  funds  (each is referred to as a
     "Fund" in this section):

     Oppenheimer U. S. Government Trust,
     Oppenheimer Bond Fund,
     Oppenheimer Value Fund and
     Oppenheimer Disciplined Allocation Fund

     are  modified  as  described  below for those  Fund  shareholders  who were shareholders of the following funds (referred to as the "Former Connecticut
     Mutual Funds") on March 1, 1996,  when  OppenheimerFunds,  Inc.  became the investment adviser to the Former Connecticut Mutual Funds:

     Connecticut Mutual Liquid Account
     Connecticut Mutual Total Return Account
     Connecticut Mutual Government Securities Account
     CMIA LifeSpan Capital Appreciation Account
     Connecticut Mutual Income Account
     CMIA LifeSpan Balanced Account
     Connecticut Mutual Growth Account
     CMIA Diversified Income Account

A.   Prior Class A CDSC and Class A Sales Charge Waivers.

     |X| Class A Contingent  Deferred Sales Charge.  Certain  shareholders  of a
     Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a
     Class A  initial  sales  charge,  but  subject  to the  Class A  contingent deferred  sales  charge  that was in effect  prior to March  18,  1996 (the
     "prior Class A CDSC"). Under the prior Class A CDSC, if any of those shares are  redeemed  within  one year of  purchase,  they will be  assessed  a 1%
     contingent  deferred  sales charge on an amount equal to the current market value or the  original  purchase  price of the shares  sold,  whichever  is smaller (in such  redemptions,  any shares not subject to the prior Class A
     CDSC will be redeemed first).

     Those shareholders who are eligible for the prior Class A CDSC are:

     1) persons  whose  purchases  of Class A shares of a Fund and other  Former
     Connecticut Mutual Funds were $500,000 prior to March 18, 1996, as a result of direct  purchases  or  purchases  pursuant  to the  Fund's  policies  on
     Combined  Purchases or Rights of Accumulation,  who still hold those shares in that Fund or other Former Connecticut Mutual Funds, and

     2) persons whose intended  purchases under a Statement of Intention entered into prior to March 18, 1996,  with the former  general  distributor of the
     Former  Connecticut  Mutual Funds to purchase  shares valued at $500,000 or more over a 13-month  period  entitled those persons to purchase  shares at net asset value without being subject to the Class A initial sales charge

     Any of the Class A shares of a Fund and the other Former Connecticut Mutual
Funds that were  purchased  at net asset value prior to March 18,  1996,  remain subject to the prior Class A CDSC, or if any additional  shares are purchased by those  shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

|X|

     Class A Sales Charge  Waivers.  Additional  Class A shares of a Fund may be purchased  without a sales  charge,  by a person who was in one (or more) of the categories  below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:

     1) any purchaser, provided the total initial amount invested in the Fund or any one or more of the Former  Connecticut Mutual Funds totaled $500,000 or more,  including  investments  made  pursuant  to the  Combined  Purchases,
     Statement of Intention and Rights of Accumulation features available at the time of the initial  purchase and such  investment  is still held in one or more of the Former  Connecticut Mutual Funds or a Fund into which such Fund merged;

     2) any  participant  in a qualified  plan,  provided that the total initial amount  invested  by the plan in the Fund or any one or more of the  Former
     Connecticut Mutual Funds totaled $500,000 or more;

     3)  Directors  of the  Fund or any one or  more of the  Former  Connecticut
     Mutual Funds and members of their immediate families;

     4)  employee  benefit  plans  sponsored  by  Connecticut  Mutual  Financial
     Services,  L.L.C. ("CMFS"), the prior distributor of the Former Connecticut
     Mutual Funds, and its affiliated companies;

     5) one or more  members of a group of at least 1,000  persons  (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable  endeavor or other activity,  and the spouses and minor dependent children of such persons, pursuant to a marketing program between
     CMFS and such group; and

     6) an  institution  acting as a  fiduciary  on behalf of an  individual  or
     individuals,   if  such   institution  was  directly   compensated  by  the
     individual(s)  for  recommending  the purchase of the shares of the Fund or any  one or more of the  Former  Connecticut  Mutual  Funds,  provided  the institution had an agreement with CMFS.

     Purchases  of Class A shares  made  pursuant  to (1) and (2)  above  may be subject to the Class A CDSC of the Former  Connecticut  Mutual  Funds  described above.

     Additionally,  Class A shares  of a Fund may be  purchased  without a sales charge by any holder of a variable  annuity contract issued in New York State by
Connecticut  Mutual Life Insurance Company through the Panorama Separate Account which is beyond the  applicable  surrender  charge  period and which was used to fund a qualified plan, if that holder  exchanges the variable  annuity  contract proceeds to buy Class A shares of the Fund.

B.   Class A and Class B Contingent Deferred Sales Charge Waivers.

     In  addition  to the  waivers  set  forth  in the  Prospectus  and in  this
     Appendix,  above,  the contingent  deferred sales charge will be waived for redemptions  of Class A and Class B shares of a Fund and exchanges of Class
     A or Class B shares  of a Fund  into  Class A or Class B shares of a Former
     Connecticut  Mutual Fund provided that the Class A or Class B shares of the
     Fund to be redeemed or exchanged  were (i) acquired prior to March 18, 1996 or (ii) were  acquired  by  exchange  from an  Oppenheimer  fund that was a
     Former  Connecticut  Mutual Fund.  Additionally,  the shares of such Former
     Connecticut Mutual Fund must have been purchased prior to March 18, 1996:

     1) by the estate of a deceased shareholder;

     2) upon the disability of a shareholder,  as defined in Section 72(m)(7) of the Internal Revenue Code;

     3) for retirement distributions (or loans) to participants or beneficiaries from  retirement  plans  qualified under Sections 401(a) or 403(b)(7)of the
     Code, or from IRAs,  deferred  compensation plans created under Section 457 of the Code, or other employee benefit plans; as tax-free returns of excess contributions to such retirement or employee benefit plans;

     5) in  whole or in part,  in  connection  with  shares  sold to any  state, county, or city, or any instrumentality,  department,  authority, or agency thereof,  that is prohibited by  applicable  investment  laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;

     6) in  connection  with  the  redemption  of  shares  of the  Fund due to a combination  with  another  investment  company  by  virtue  of  a  merger, acquisition or similar reorganization transaction;

     7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;

     8) in connection  with automatic  redemptions of Class A shares and Class B shares  in  certain  retirement  plan  accounts  pursuant  to an  Automatic
     Withdrawal  Plan but  limited  to no more  than 12% of the  original  value annually; or

     9) as  involuntary  redemptions  of shares by  operation  of law,  or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

     VI. Special Reduced Sales Charge for Former Shareholders of Advance America
     Funds, Inc.

     Shareholders  of  Oppenheimer   AMT-Free   Municipals,   Oppenheimer   U.S.
     Government Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital
     Income Fund who acquired (and still hold) shares of those funds as a result of the  reorganization  of series of Advance America Funds, Inc. into those
     Oppenheimer  funds on  October  18,  1991,  and who held  shares of Advance
     America Funds, Inc. on March 30, 1990, may purchase Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%.

     VII.  Sales Charge  Waivers on  Purchases of Class M Shares of  Oppenheimer
     Convertible Securities Fund

     Oppenheimer  Convertible Securities Fund (referred to as the "Fund" in this section)  may sell Class M shares at net asset  value  without  any initial sales charge to the classes of investors  listed below who,  prior to March
     11,  1996,  owned  shares  of the  Fund's  then-existing  Class A and  were permitted to purchase those shares at net asset value without sales charge:

|_|      the Manager and its affiliates,

     |_| present or former  officers,  directors,  trustees and  employees  (and their "immediate families" as defined in the Fund's Statement of Additional
     Information)  of the Fund, the Manager and its  affiliates,  and retirement plans  established by them or the prior investment  advisor of the Fund for their employees,

     |_|  registered  management  investment  companies or separate  accounts of insurance  companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,

     |_| dealers or brokers that have a sales agreement with the Distributor, if they  purchase  shares for their own accounts or for  retirement  plans for their employees,

     |_| employees and registered representatives (and their spouses) of dealers or brokers  described in the  preceding  section or financial  institutions that have entered  into sales  arrangements  with those  dealers or brokers
     (and  whose  identity  is  made  known  to the  Distributor)  or  with  the
     Distributor,  but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,

     |_| dealers,  brokers,  or registered  investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically  providing  for  the  use of  Class M  shares  of the  Fund in specific investment products made available to their clients, and

     |_| dealers,  brokers or  registered  investment  advisors that had entered into an agreement with the  Distributor or prior  distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer,  broker,  or investment  advisor provides  administrative services.

     1 In  accordance  with Rule 12b-1 of the  Investment  Company Act, the term
     "Independent  Trustees" in this Statement of Additional  Information refers to those Trustees who are not  "interested  persons" of the Fund and who do not have any direct or indirect  financial interest in the operation of the distribution plan or any agreement under the plan.

     2 Certain  waivers also apply to Class M shares of Oppenheimer  Convertible
     Securities Fund.

     3  In  the   case   of   Oppenheimer   Senior   Floating   Rate   Fund,   a
     continuously-offered  closed-end  fund,  references to contingent  deferred sales charges mean the Fund's Early  Withdrawal  Charges and  references to
     "redemptions" mean "repurchases" of shares.

     4 An "employee benefit plan" means any plan or arrangement,  whether or not it is  "qualified"  under the Internal  Revenue  Code,  under which Class N shares of an  Oppenheimer  fund or funds are  purchased  by a fiduciary  or other  administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings  accounts,  payroll  deduction plans or similar plans.  The fund  accounts  must  be  registered  in  the  name  of  the  fiduciary  or administrator  purchasing the shares for the benefit of participants in the plan.

     5 The term "Group  Retirement  Plan" means any  qualified or  non-qualified retirement  plan for  employees of a  corporation  or sole  proprietorship, members and employees of a partnership or  association  or other  organized group of persons (the members of which may include  other  groups),  if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs,  SARSEPs,  SIMPLE plans and 403(b) plans other than plans for public school  employees.  The term "Group  Retirement
     Plan" also includes qualified  retirement plans and non-qualified  deferred compensation  plans and IRAs that purchase shares of an Oppenheimer fund or funds  through  a single  investment  dealer,  broker  or  other  financial institution that has made special arrangements with the Distributor.

     6  However,  that  concession  will not be paid on  purchases  of shares in amounts of $1 million or more  (including any right of  accumulation)  by a
     Retirement Plan that pays for the purchase with the redemption  proceeds of
     Class C shares of one or more  Oppenheimer  funds held by the Plan for more than one year.

     7 This provision does not apply to IRAs.

     8 This provision only applies to qualified  retirement  plans and 403(b)(7)
     custodial plans after your separation from service in or after the year you reached age 55.

     9 The  distribution  must be  requested  prior to Plan  termination  or the elimination  of the  Oppenheimer  funds as an  investment  option under the
     Plan.

     10 This provision does not apply to IRAs.

     11 This provision does not apply to loans from  403(b)(7)  custodial  plans and loans from the OppenheimerFunds-sponsored  Single K retirement plan. 12
     This  provision  does  not  apply  to  403(b)(7)  custodial  plans  if  the participant is less than age 55, nor to IRAs.

Oppenheimer California Municipal Fund

Internet Website
       www.oppenheimerfunds.com
       ------------------------

Investment Advisor

         OppenheimerFunds, Inc.
         Two World Financial Center
         225 Liberty Street, 11th Floor
         New York, New York 10281-1008

Distributor

         OppenheimerFunds Distributor, Inc.
         Two World Financial Center
         225 Liberty Street, 11th Floor
         New York, New York 10281-1008

Transfer Agent
       OppenheimerFunds Services
       P.O. Box 5270
       Denver, Colorado 80217
       1.800.CALL OPP(225.5677)

Custodian Bank
       Citibank, N.A.
       111 Wall Street
       New York, New York 10005

Independent Registered Public Accounting Firm

       KPMG LLP
       707 Seventeenth Street
       Denver, Colorado 80202

Legal Counsel

       Mayer, Brown, Rowe & Maw LLP
       1675 Broadway
       New York, New York 10019

(OppenheimerFunds logo)

PX0790.001.0904

                                       OPPENHEIMER CALIFORNIA MUNICIPAL FUND

                                                     FORM N-1A

                                                      PART C

                                                 OTHER INFORMATION

Item 23. Exhibits
-----------------

     (a) Amended and Restated  Declaration of Trust dated August 5, 2002:  Filed herewith.

     (b) Amended and Restated By-Laws dated as of December 14, 2000:  Previously filed with  Registrant's  Post-Effective  Amendment No. 20  (11/23/01)  and
     incorporated herein by reference.

     (c)  (i)  Specimen  Class  A  Share  Certificate:   Previously  filed  with
     Registrant's  Post-Effective  Amendment No. 20 (11/23/01) and  incorporated herein by reference.

     (ii) Specimen Class B Share Certificate: Previously filed with Registrant's
     Post-Effective  Amendment  No. 20  (11/23/01)  and  incorporated  herein by reference.

     (iii)  Specimen   Class  C  Share   Certificate:   Previously   filed  with
     Registrant's  Post-Effective  Amendment No. 20 (11/23/01) and  incorporated herein by reference.

     (d) Investment Advisory Agreement dated October 22, 1990:  Previously filed with  Post-Effective  Amendment No. 3 (2/28/91),  refiled with Registrant's
     Post-Effective   Amendment  No.  10  (4/25/95)  pursuant  to  Item  102  of
     Regulation S-T and incorporated herein by reference.

     (e) (i) General Distributor's Agreement dated December 10, 1992: Previously filed with Registrant's  Post-Effective Amendment No. 6 (4/28/93),  refiled with  Registrant's  Post-Effective  Amendment No. 10 (4/25/95)  pursuant to
     Item 102 of Regulation S-T and incorporated herein by reference.

     (ii)  Form of  Dealer  Agreement  of  OppenheimerFunds  Distributor,  Inc.:
     Previously  filed with  Pre-Effective  Amendment No. 45 to the Registration
     Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),  10/26/01, and
     incorporated herein by reference.

     (iii)  Form of Broker  Agreement  of  OppenheimerFunds  Distributor,  Inc.:
     Previously filed with  Post-Effective  Amendment No. 45 to the Registration
     Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),  10/26/01, and
     incorporated herein by reference.

     (iv)  Form of  Agency  Agreement  of  OppenheimerFunds  Distributor,  Inc.:
     Previously filed with  Post-Effective  Amendment No. 45 to the Registration
     Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),  10/26/01, and
     incorporated herein by reference.

     (v) Form of Trust Company Fund/SERV Purchase Agreement of  OppenheimerFunds
     Distributor, Inc.: Previously filed with Post-Effective Amendment No. 45 to the  Registration  Statement  of  Oppenheimer  High Yield  Fund  (Reg.  No.
     2-62076), 10/26/01, and incorporated herein by reference.

     (vi)  Form  of  Trust   Company   Agency   Agreement  of   OppenheimerFunds
     Distributor, Inc.: Previously filed with Post-Effective Amendment No. 45 to the  Registration  Statement  of  Oppenheimer  High Yield  Fund  (Reg.  No.
     2-62076), 10/26/01, and incorporated herein by reference.

     (f) (i) Amended and Restated Retirement Plan for Non-Interested Trustees or
     Directors  dated  August 9,  2001:  Previously  filed  with  Post-Effective
     Amendment  No.  34 to the  Registration  Statement  of  Oppenheimer  Gold &
     Special Minerals Fund (Reg. No. 2-82590), 10/25/01, and incorporated herein by reference.

     (ii)   Form   of    Deferred    Compensation    Plan   for    Disinterested
     Trustees/Directors:  Filed  with  Post-Effective  Amendment  No.  26 to the
     Registration  Statement of Oppenheimer  Gold & Special  Minerals Fund (Reg.
     No. 2-82590), 10/28/98, and incorporated by reference.

     (g) (i) Global Custodial  Services  Agreement dated July 15, 2003,  between
     Registrant  and Citibank,  N.A.:  Previously  filed with the  Pre-Effective
     Amendment No. 1 to the Registration Statement of Oppenheimer  International
     Large-Cap Core Trust (Reg. No. 333-106014), 8/5/03, and incorporated herein by reference.

     (ii) Amended and Restated  Foreign Custody Manager  Agreement dated May 31,
     2001,  as amended July 15, 2003,  between  Registrant  and  Citibank,  N.A:
     Previously filed with the Pre-Effective Amendment No. 1 to the Registration
     Statement  of  Oppenheimer  International  Large-Cap  Core Trust (Reg.  No.
     333-106014), 8/5/03, and incorporated herein by reference.

(h)      Not applicable.

     (i) Opinion and Consent of Counsel dated October 6, 1988:  Previously filed
     with   Registrant's   Pre-Effective   Amendment   No.  1  to   Registrant's
     Registration Statement (10/7/88),  refiled with Registrant's Post-Effective
     Amendment  No. 10,  (4/25/95)  pursuant to Item 102 of  Regulation  S-T and incorporated herein by reference.

(j)      Independent Registered Public Accounting Firm's Consent: Filed herewith.

(k)      Not applicable.

     (l)  Investment  Letter from  OppenheimerFunds,  Inc. to  Registrant  dated
     September  7,  1988:  Previously  filed  with  Registrant's  Post-Effective
     Amendment No. 17 (11/24/98), and incorporated herein by reference.

     (m) (i) Service Plan and  Agreement for Class A shares dated June 10, 1993:
     Previously  filed  with   Registrant's   Post-Effective   Amendment  No.  8
     (4/29/94), and incorporated herein by reference.

     (ii) Amended and Restated  Distribution  and Service Plan and Agreement for
     Class B shares dated February 12, 1998:  Previously filed with Registrant's
     Post-Effective Amendment No. 17, (11/24/98).

     (iii) Amended and Restated  Distribution and Service Plan and Agreement for
     Class C shares dated February 12, 1998:  Previously filed with Registrant's
     Post-Effective  Amendment No. 17  (11/24/98),  and  incorporated  herein by reference.

     (n) Oppenheimer  Funds Multiple Class Plan under Rule 18f-3 updated through
     9/15/04: Filed herewith.

     (o) (i)  Powers  of  Attorney  for  all  Trustees/Directors  and  Principal
     Officers except for Joel W. Motley and John V. Murphy (including  Certified
     Board Resolutions):  Previously filed with Pre-Effective Amendment No. 1 to the  Registration  Statement of Oppenheimer  Emerging Growth Fund (Reg. No.
     333-44176), 10/5/00, and incorporated herein by reference.

     (ii)  Power  of  Attorney  for  John  Murphy  (including   Certified  Board
     Resolution):  Previously filed with Post-Effective  Amendment No. 41 to the
     Registration  Statement of  Oppenheimer  U.S.  Government  Trust (Reg.  No.
     2-76645), 10/22/01, and incorporated herein by reference.

     (iii)  Power of  Attorney  for Joel W. Motley  (including  Certified  Board
     Resolution):  Previously filed with  Post-Effective  Amendment No. 8 to the
     Registration  Statement of  Oppenheimer  International  Small  Company Fund
     (Reg. 333-31537), 10/22/02, and incorporated herein by reference.

     (p)  Amended and  Restated  Code of Ethics of the  Oppenheimer  Funds dated
     March 15,  2002  under Rule 17j-1 of the  Investment  Company  Act of 1940:
     Previously filed with  Post-Effective  Amendment No. 29 to the Registration
     Statement of Oppenheimer  Discovery Fund (Reg. No. 33-371),  11/21/02,  and
     incorporated herein by reference.

Item 24. Persons Controlled by or Under Common Control with the Fund
--------------------------------------------------------------------

None.

Item 25. Indemnification
------------------------

     Reference  is made to the  provisions  of  Article  Seven  of  Registrant's
     Amended and Restated  Declaration  of Trust filed as Exhibit  23(a) to this
     Registration Statement, and incorporated herein by reference.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees,  officers and controlling  persons of
     Registrant  pursuant to the foregoing  provisions or otherwise,  Registrant has  been  advised  that in the  opinion  of the  Securities  and  Exchange
     Commission  such  indemnification  is against public policy as expressed in the Securities Act of 1933 and is, therefore,  unenforceable.  In the event that a claim for  indemnification  against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling  person of Registrant in the successful  defense of any action, suit or  proceeding)  is asserted by such trustee,  officer or  controlling person,  Registrant  will,  unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction  the question  whether such  indemnification  by it is against public  policy  as  expressed  in the  Securities  Act of 1933  and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser
-------------------------------------------------------------------

     (a) OppenheimerFunds,  Inc. is the investment adviser of the Registrant; it and certain  subsidiaries  and affiliates act in the same capacity to other investment companies, including without limitation those described in Parts
     A and B hereof and listed in Item 26(b) below.

     (b)  There  is  set  forth  below  information  as to any  other  business, profession,  vocation or employment  of a substantial  nature in which each officer and  director of  OppenheimerFunds,  Inc. is, or at any time during the past two fiscal  years has been,  engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

--------------------------------------------- ------------------------------------------------------------------------
Name    and    Current     Position     with
OppenheimerFunds, Inc.                        Other Business and Connections During the Past Two Years
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Lizbeth Aaron-DiGiovanni                      Formerly  Vice   President   (April  2000)  and  First  Vice  President
Vice President                                (February 2003-July 2004) of Citigroup Global Markets Inc.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Timothy L. Abbuhl,                            None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Robert Agan,                                  Vice  President  of  OppenheimerFunds  Distributor,  Inc.,  Shareholder
Vice President                                Financial Services, Inc., OFI Private Investments,  Inc. and Centennial
                                              Asset  Management  Corporation;  Senior Vice President of  Shareholders
                                              Services, Inc.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Michael Amato,                                None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Erik Anderson,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Tracey Apostolopoulos,                        Assistant Vice President of OppenheimerFunds Distributor, Inc.
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Janette Aprilante,                            Secretary  (since  December  2001)  of:  OppenheimerFunds  Distributor,
Vice President & Secretary                    Inc., Centennial Asset Management Corporation,  Oppenheimer Partnership
                                              Holdings,  Inc.,  Oppenheimer Real Asset Management,  Inc., Shareholder
                                              Financial   Services,    Inc.,    Shareholder   Services,    Inc.   and
                                              OppenheimerFunds  Legacy  Program.  Secretary  (since  June  2003)  of:
                                              HarbourView  Asset  Management  Corporation,  OFI Private  Investments,
                                              Inc. and OFI Institutional  Asset Management,  Inc. Assistant Secretary
                                              (since December 2001) of OFI Trust Company.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Hany S. Ayad,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Robert Baker,                                 None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John Michael Banta,                           None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Joanne Bardell,                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kevin Baum,                                   None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jeff Baumgartner,                             None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Connie Bechtolt,                              None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Lalit K. Behal                                Assistant Secretary of HarbourView Asset Management Corporation.
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kathleen Beichert,                            Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Gerald Bellamy,                               Assistant Vice President of OFI Institutional Asset Management, Inc.
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Erik S. Berg,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Rajeev Bhaman,                                None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Craig Billings,                               None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Mark Binning,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Robert J. Bishop,                             Treasurer (since October 2003) of  OppenheimerFunds  Distributor,  Inc.
Vice President                                and Centennial Asset Management Corporation.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John R. Blomfield,                            None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Lisa I. Bloomberg,                            Formerly  First Vice  President  and Associate  General  Counsel of UBS
Vice President & Associate Counsel            Financial Services Inc. (May 1999-May 2004).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Chad Boll,                                    None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Antulio N. Bomfim,                            A senior  economist with the Federal  Reserve Board (June  1992-October
Vice President                                2003).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

John C. Bonnell,                              Vice President of Centennial Asset Management  Corporation.  Formerly a
Vice President                                Portfolio Manager at Strong Financial Corporation (May 1999-May 2004).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Michelle Borre Massick,                       None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

John Boydell,                                 None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Michael Bromberg,                             None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Lowell Scott Brooks,                          Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Joan Brunelle,                                None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Richard Buckmaster,                           None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Paul Burke,                                   None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Mark Burns,                                   None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Jeoffrey Caan,                                Formerly Vice President of ABN AMRO NA, Inc. (June 2002-August 2003).
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Catherine Carroll,                            None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Debra Casey,                                  None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Lisa Chaffee,                                 None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Charles Chibnik,                              None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Brett Clark,                                  None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
H.C. Digby Clements,                          None
Vice President: Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Peter V. Cocuzza,                             None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Susan Cornwell,                               Vice President of Centennial Asset Management Corporation,  Shareholder
Vice President                                Financial Services,  Inc. and OppenheimerFunds  Legacy Program;  Senior
                                              Vice President of Shareholder Services, Inc.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Scott Cottier,                                None
Vice President: Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Laura Coulston,                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Julie C. Cusker,                              None
Assistant Vice President:
Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
George Curry,                                 None.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

John Damian,                                  None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John M. Davis,                                Assistant Vice President of OppenheimerFunds Distributor, Inc.
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Craig P. Dinsell,                             None
Executive Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Randall C. Dishmon,                           None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Rebecca K. Dolan                              None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Steven D. Dombrower,                          Senior Vice President of OFI Private Investments,  Inc.; Vice President
Vice President                                of OppenheimerFunds Distributor, Inc.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Thomas Doyle,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Bruce C. Dunbar,                              None
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Brian Dvorak,                                 None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Richard Edmiston,                             None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Daniel R. Engstrom,                           None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

James Robert Erven                            None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

George R. Evans,                              None
Senior Vice President and Director of
International Equities

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Edward N. Everett,                            None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kathy Faber,                                  None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

David Falicia,                                Assistant  Secretary (as of July 2004) of HarbourView  Asset Management
Assistant Vice President                      Corporation.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Scott T. Farrar,                              Vice President of OFI Private Investments, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Thomas Farrell,                               None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Emmanuel Ferreira,                            Formerly  a  portfolio   manager   with   Lashire   Investments   (July
Vice President                                1999-December 2002).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Ronald H. Fielding,                           Vice President of OppenheimerFunds  Distributor,  Inc.; Director of ICI
Senior Vice President;                        Mutual Insurance Company;  Governor of St. John's College;  Chairman of
Chairman of the Rochester Division            the  Board of  Directors  of  International  Museum of  Photography  at

                                              George Eastman House.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Brian Finley,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John E. Forrest,                              Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Jordan Hayes Foster,                          Vice President of OFI Institutional Asset Management, Inc.
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

David Foxhoven,                               Assistant Vice President of OppenheimerFunds Legacy Program.
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Colleen M. Franca,                            None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Dominic Freud,                                Formerly,  a Partner  and  European  Equity  Portfolio  manager  at SLS
Vice President                                Management (January 2002-February 2003).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Dan Gagliardo,                                None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Hazem Gamal,                                  None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Dan P. Gangemi,                               None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Seth Gelman,                                  Formerly an  Associate  in the Asset  Management  Legal  Department  at
Vice President                                Goldman Sachs & Co. (February 2003-August 2004).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Subrata Ghose,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Charles W. Gilbert,                           None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Phillip S. Gillespie,                         Formerly  First Vice President of Merrill Lynch  Investment  Management
Senior Vice President & Deputy General        (2001to September 2004).
Counsel

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Alan C. Gilston,                              None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jill E. Glazerman,                            None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Bejamin J. Gord,                              Vice President of HarbourView  Asset Management  Corporation and of OFI
Vice President                                Institutional Asset Management, Inc..

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Laura Granger,                                None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Robert B. Grill,                              None
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Robert Gwynn,                                 None
Vice President: Rochester Division

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Robert Haley,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Marilyn Hall,                                 None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kelly Haney,                                  None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Steve Hauenstein,                             None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Thomas B. Hayes,                              None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Dennis Hess,                                  None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Joseph Higgins,                               Vice President of OFI Institutional Asset Management, Inc.
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Dorothy F. Hirshman,                          None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Daniel Hoelscher,                             None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Edward Hrybenko,                              Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Scott T. Huebl,                               Assistant Vice President of OppenheimerFunds Legacy Program.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Margaret Hui,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

John Huttlin,                                 Senior Vice President  (Director of the International  Division) (since
Vice President                                January 2004) of OFI  Institutional  Asset Management,  Inc.;  Director
                                              (since June 2003) of OppenheimerFunds (Asia) Limited

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
James G. Hyland,                              None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Steve P. Ilnitzki,                            Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Kelly Bridget Ireland,                        Vice  President  (since January 2004) of  OppenheimerFunds  Distributor
Vice President                                Inc.   Formerly,   Director  of  INVESCO   Distributors   Inc.   (April
                                              2000-December 2003).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Kathleen T. Ives,                             Vice   President   and   Assistant    Secretary   of   OppenheimerFunds
Vice President, Senior Counsel and            Distributor,  Inc. and Shareholder Services,  Inc.; Assistant Secretary
Assistant Secretary                           of Centennial Asset  Management  Corporation,  OppenheimerFunds  Legacy
                                              Program and Shareholder Financial Services, Inc.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

William Jaume,                                Senior Vice President of HarbourView  Asset Management  Corporation and
Vice President                                OFI  Institutional  Asset  Management,  Inc.;  Director  of  OFI  Trust
                                              Company.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Frank V. Jennings,                            None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John Jennings,                                None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

John Michael Johnson,                         None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Charles Kandilis,                             None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jennifer E. Kane,                             None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Lynn O. Keeshan,                              Assistant Treasurer of OppenheimerFunds Legacy Program
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Thomas W. Keffer,                             None
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Cristina J. Keller,                           Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Michael Keogh,                                Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Martin S. Korn,                               Formerly  a  Senior  Vice  President  at Bank of  America  (Wealth  and
Senior Vice President                         Investment Management Technology Group) (March 2002-August 2004).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
James Kourkoulakos,                           None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Brian Kramer,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Paul Kunz,                                    None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Lisa Lamentino,                               None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

John W. Land,                                 Formerly Human  Resources  Manager at Goldman Sachs (October  2000-July
Assistant Vice President                      2004).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Tracey Lange,                                 Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

John Latino,                                  None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Kristina Lawrence,                            Formerly Assistant Vice President of  OppenheimerFunds,  Inc. (November
Vice President                                2002-March 2004).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Guy E. Leaf,                                  None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Gayle Leavitt,                                None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Christopher M. Leavy,                         None
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Dina C. Lee,                                  Formerly (until December 2003) Assistant  Secretary of OppenheimerFunds
Assistant Vice President & Assistant Counsel  Legacy Program.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Randy Legg,                                   Formerly an associate with Dechert LLP (September 1998-January 2004).
Assistant Vice President & Assistant Counsel

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Laura Leitzinger,                             Senior Vice President of Shareholder Services,  Inc.; Vice President of
Vice President                                Shareholder Financial Services, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Justin Leverenz,                              Formerly, a  research/technology  analyst at Goldman Sachs, Taiwan (May
Vice President                                2002-May 2004)

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Michael S. Levine,                            None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Gang Li,                                      None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Shanquan Li,                                  None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Mitchell J. Lindauer,                         None
Vice President & Assistant General Counsel
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Bill Linden,                                  None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Malissa B. Lischin,                           Assistant Vice President of OppenheimerFunds Distributor, Inc.
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
David P. Lolli,                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Daniel G. Loughran                            None
Vice President: Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Patricia Lovett,                              Vice President of Shareholder Financial Services,  Inc. and Senior Vice
Vice President                                President of Shareholder Services, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Dongyan Ma,                                   Formerly  an  Assistant  Vice  President  with  Standish  Mellon  Asset
Assistant Vice President                      Management (October 2001-October 2003).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Steve Macchia,                                None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Mark H. Madden,                               Formerly  Senior  Vice  President  and Senior  Portfolio  Manager  with
Vice President                                Pioneer Investments, Inc. (July 1990-July 2004).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Kathleen Mandzij,                             Formerly  Marketing  Manager - Sales Force Marketing  (March  2003-June
Assistant Vice President                      2004) of OppenheimerFunds, Inc.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Jerry Mandzij,                                None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Angelo G. Manioudakis                         Senior Vice President of HarbourView  Asset Management  Corporation and
Senior Vice President                         of  OFI  Institutional   Asset  Management,   Inc.  Formerly  Executive
                                              Director  and  portfolio  manager  for Miller,  Anderson & Sherrerd,  a division of Morgan Stanley  Investment  Management  (August  1993-April
                                              2002).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
LuAnn Mascia,                                 Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Susan Mattisinko,                             Assistant   Secretary  (as  of  January  2004)  of  HarbourView   Asset
Vice President & Associate Counsel            Management  Corporation,  OppenheimerFunds  Legacy Program, OFI Private
                                              Investments,   Inc.  and  OFI  Institutional  Asset  Management,   Inc.
                                              Formerly  an  Associate  at  Sidley  Austin  Brown and Wood LLP (1995 -
                                              October 2003).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Elizabeth McCormack,                          Vice President and Assistant  Secretary of HarbourView Asset Management
Vice President                                Corporation.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Joseph McGovern,                              None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Charles L. McKenzie,                          Chairman  of the  Board  and  Director  of  OFI  Trust  Company;  Chief
Senior Vice President                         Executive Officer,  President, Senior Managing Director and Director of
                                              HarbourView Asset Management  Corporation and OFI  Institutional  Asset
                                              Management,   Inc.;   President,   Chairman  and  Director  of  Trinity
                                              Investment Management Corporation

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Wayne Miao,                                   Formerly an Associate  with Sidley  Austin Brown & Wood LLP  (September
Assistant Vice President and                  1999 - May 2004).
Assistant Counsel

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Andrew J. Mika,                               None
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Nikolaos D. Monoyios,                         None
Senior Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Charles Moon,                                 Vice President of HarbourView  Asset Management  Corporation and of OFI
Vice President                                Institutional Asset Management, Inc.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

John Murphy,                                  President   and  Director  of   Oppenheimer   Acquisition   Corp.   and
Chairman, President, Chief                    Oppenheimer  Partnership  Holdings,  Inc.  Director of Centennial Asset
Executive Officer & Director                  Management Corporation,  OppenheimerFunds  Distributor,  Inc.; Chairman
                                              Director  of  Shareholder  Services,  Inc.  and  Shareholder  Financial
                                              Services,  Inc.;  President  and  Director  f  OppenheimerFunds  Legacy
                                              Program; Director of OFI Institutional Asset Management,  Inc., Trinity
                                              Investment Management  Corporation,  Tremont Capital Management,  Inc.,
                                              HarbourView  Asset  Management  Corporation,  OFI Private  Investments,
                                              Inc.;  President  and Director of  Oppenheimer  Real Asset  Management,
                                              Inc.;  Executive Vice President of Massachusetts  Mutual Life Insurance
                                              Company;  Director  of DLB  Acquisition  Corporation;  a member  of the
                                              Investment Company Institute's Board of Governors.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Thomas J. Murray,                             None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kenneth Nadler,                               None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Christina Nasta,                              Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Jesper Nergaard,                              None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Richard Nichols,                              None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
William Norman,                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Matthew O'Donnell,                            None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

John O'Hare,                                  Formerly  Executive Vice  President and Portfolio  Manager (June 2000 -
Vice President                                August 2003) at Geneva Capital Management, Ltd.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Lerae A. Palumbo,                             None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
David P. Pellegrino,                          None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Allison C. Pells,                             None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Robert H. Pemble,                             None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Susan Pergament,                              None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Brian Petersen,                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Marmeline Petion-Midy,                        Formerly  a  Senior   Financial   Analyst  with  General   Motors,   NY
Assistant Vice President                      Treasurer's Office (July 2000-Augut 2004).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

David Pfeffer,                                Senior Vice  President  of  HarbourView  Asset  Management  Corporation
Senior Vice President and Chief Financial     since February 2004. Formerly,  Director and Chief Financial Officer at
Officer                                       Citigroup Asset Management (February 2000-February 2004).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
James F. Phillips,                            None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Scott Phillips,                               Formerly Vice President at Merrill Lynch  Investment  Management  (June
Vice President                                2000-July 2004).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Gary Pilc,                                    None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Peter E. Pisapia,                             Formerly,  Associate  Counsel  at  SunAmerica  Asset  Management  Corp.
Assistant Vice President & Assistant Counsel  (December 2000-December 2002).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

David Poiesz,                                 Formerly a Senior Portfolio  Manager at Merrill Lynch (October 2002-May
Senior Vice President, Head of Growth         2004).  Founding  partner of  RiverRock,  a hedge fund  product  (April
Equity Investments                            1999-July 2001).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Raghaw Prasad,                                None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

David Preuss,                                 None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jane C. Putnam,                               None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Michael E. Quinn,                             None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Julie S. Radtke,                              None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Norma J. Rapini,                              None
Assistant Vice President:
Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Brian N. Reid,                                None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Marc Reinganum,                               Formerly  (until  August  2002)  Vaughn  Rauscher  Chair  in  Financial
Vice President                                Investments  and  Director,  Finance  Institute  of Southern  Methodist
                                              University, Texas.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jill Reiter,                                  None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kristina Richardson,                          None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Claire Ring,                                  None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
David Robertson,                              Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Antoinette Rodriguez,                         None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Stacey Roode,                                 None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jeffrey S. Rosen,                             None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Stacy Roth,                                   None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
James H. Ruff,                                President  and  Director  of  OppenheimerFunds  Distributor,  Inc.  and
Executive Vice President                      Centennial  Asset Management  Corporation;  Executive Vice President of
                                              OFI Private Investments, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Andrew Ruotolo,                               Vice  Chairman,  Treasurer,  Chief  Financial  Officer  and  Management
Executive Vice President and Director         Director of Oppenheimer  Acquisition  Corp.;  President and Director of

                                              Shareholder Services,  Inc. and Shareholder  Financial Services,  Inc.;
                                              Director of Trinity Investment  Management  Corporation and Director of
                                              OFI Trust Company.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Kim Russomanno,                               None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Timothy Ryan,                                 Formerly  a  research  analyst  in the large  equities  group at Credit
Vice President                                Suisse Asset Management (August 2001-June 2004)

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Rohit Sah,                                    None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Valerie Sanders,                              None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Karen Sandler,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Rudi W. Schadt,                               None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Ellen P. Schoenfeld,                          None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Maria Schulte,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Scott A. Schwegel,                            None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Allan P. Sedmak                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Jennifer L. Sexton,                           Senior Vice President of OFI Private Investments, Inc.
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Martha A. Shapiro,                            None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Navin Sharma,                                 None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Bonnie Sherman,                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
David C. Sitgreaves,                          None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Edward James Sivigny                          None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Enrique H. Smith,                             None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Louis Sortino,                                None
Assistant Vice President:
Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Keith J. Spencer,                             None
Senior Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Marco Antonio Spinar,                         None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Richard A. Stein,                             None
Vice President: Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Arthur P. Steinmetz,                          Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jennifer Stevens,                             None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Gregory J. Stitt,                             None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John P. Stoma,                                Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Michael Stricker,                             Vice President of Shareholder Services, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Deborah A. Sullivan,                          Secretary of OFI Trust Company.
Assistant Vice President & Assistant Counsel

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Mary Sullivan,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Michael Sussman,                              Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Susan B. Switzer,                             None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Brian C. Szilagyi,                            Manager of Compliance  at Berger  Financial  Group LLC (May  2001-March
Assistant Vice President                      2003);  Director of Financial  Reporting  and  Compliance at First Data
                                              Corporation (April 2003-June 2004).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Martin Telles,                                Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Paul Temple,                                  None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Jeaneen Terrio,                               None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Vincent Toner,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Eamon Tubridy,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Keith Tucker,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Cameron Ullyat,                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Angela Uttaro,                                None
Assistant Vice President:
Rochester Division

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Mark S. Vandehey,                             Vice President of OppenheimerFunds Distributor,  Inc., Centennial Asset
Senior Vice President and Chief Compliance    Management  Corporation and Shareholder Services,  Inc. Formerly (until
Officer                                       March 2004) Vice President of OppenheimerFunds, Inc.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Maureen Van Norstrand,                        None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Rene Vecka,                                   Formerly  Vice  President  of  Shareholder  Services,  Inc.  (September
Assistant Vice President,                     2000-July 2003).
Rochester Division

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Vincent Vermette,                             Vice President of OppenheimerFunds Distributor, Inc.
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Phillip F. Vottiero,                          None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Lisa Walsh,                                   None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Patricia Walters,                             None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Teresa M. Ward,                               Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jerry A. Webman,                              Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Christopher D. Weiler,                        None
Vice President: Rochester Division

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Adam Weiner,                                  Formerly a Vice  President at AIG Trading  (March  2003-May 2004) prior
Assistant Vice President                      to  which  he  was  a  Managing   Director  at  ING  Barings  (December
                                              1999-February 203).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Barry D. Weiss,                               Vice  President of  HarbourView  Asset  Management  Corporation  and of
Vice President                                Centennial Asset Management Corporation.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Melissa Lynn Weiss,                           None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Christine Wells,                              None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Joseph J. Welsh,                              Vice President of HarbourView Asset Management Corporation.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Diederick Wermolder,                          Director of  OppenheimerFunds  International Ltd. and  OppenheimerFunds
Senior Vice President                         plc;  Senior Vice  President  (Managing  Director of the  International
                                              Division) of OFI  Institutional  Asset  Management,  Inc.;  Director of
                                              OppenheimerFunds (Asia) Limited.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Catherine M. White,                           Assistant Vice President of OppenheimerFunds Distributor,  Inc.; member
Assistant Vice President                      of the American Society of Pension Actuaries (ASPA) since 1995.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Annabel Whiting,                              None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

William L. Wilby,                             None
Senior Vice President and Senior Investment
Officer, Director of Equities

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Donna M. Winn,                                President,   Chief  Executive  Officer  and  Director  of  OFI  Private
Senior Vice President                         Investments,  Inc.; Director and President of  OppenheimerFunds  Legacy
                                              Program; Senior Vice President of OppenheimerFunds Distributor, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Philip Witkower,                              Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Brian W. Wixted,                              Treasurer    of    HarbourView     Asset    Management     Corporation;
Senior Vice President and                     OppenheimerFunds  International Ltd., Oppenheimer Partnership Holdings,
Treasurer                                     Inc.,  Oppenheimer Real Asset Management,  Inc.,  Shareholder Services,
                                              Inc.,  Shareholder  Financial Services,  Inc., OFI Private Investments,

                                              Inc., OFI Institutional Asset Management,  Inc.,  OppenheimerFunds  plc

                                              and  OppenheimerFunds  Legacy  Program;  Treasurer and Chief  Financial
                                              Officer  of OFI  Trust  Company;  Assistant  Treasurer  of  Oppenheimer
                                              Acquisition Corp.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Carol Wolf,                                   Senior Vice President of HarbourView  Asset Management  Corporation and
Senior Vice President                         of Centennial Asset Management Corporation;  serves on the Board of the

                                              Colorado Ballet.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Kurt Wolfgruber,                              Director  of  Tremont  Capital  Management,   Inc.,  HarbourView  Asset
Executive Vice President, Chief Investment    Management  Corporation and OFI Institutional  Asset  Management,  Inc.
Officer and Director                          (since June 2003)

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Caleb C. Wong,                                None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Edward C. Yoensky,                            None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Jill Zachman,                                 Vice President of OppenheimerFunds Distributor, Inc.
Vice President: Rochester Division

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Lucy Zachman,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Robert G. Zack                                General  Counsel and Director of  OppenheimerFunds  Distributor,  Inc.;
Executive Vice President and                  General  Counsel of Centennial  Asset  Management  Corporation;  Senior
General Counsel                               Vice  President and General  Counsel of  HarbourView  Asset  Management
                                              Corporation and OFI Institutional  Asset Management,  Inc.; Senior Vice
                                              President,  General  Counsel  and  Director  of  Shareholder  Financial
                                              Services,  Inc.,  Shareholder Services,  Inc., OFI Private Investments,
                                              Inc. and OFI Trust Company;  Vice President and Director of Oppenheimer
                                              Partnership  Holdings,   Inc.;  Director  and  Assistant  Secretary  of
                                              OppenheimerFunds  plc;  Secretary  and General  Counsel of  Oppenheimer
                                              Acquisition    Corp.;    Director    and    Assistant    Secretary   of
                                              OppenheimerFunds  International  Ltd.;  Director  of  Oppenheimer  Real
                                              Asset  Management,  Inc. and  OppenheimerFunds  (Asia)  Limited);  Vice
                                              President of OppenheimerFunds Legacy Program.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Neal A. Zamore,                               None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Mark D. Zavanelli,                            None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Alex Zhou,                                    None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Arthur J. Zimmer,                             Senior  Vice  President   (since  April  1999)  of  HarbourView   Asset
Senior Vice President                         Management Corporation.
--------------------------------------------- ------------------------------------------------------------------------

Item 27. Principal Underwriter
------------------------------

(a)      OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's shares. It is also the
Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration Statement and listed in Item 26(b) above
(except Oppenheimer Multi-Sector Income Trust and Panorama Series Fund, Inc.) and for MassMutual Institutional
Funds.

(b)      The directors and officers of the Registrant's principal underwriter are:

----------------------------------------------- ------------------------------------ ---------------------------------
Name & Principal                                Position & Office                    Position and Office
Business Address                                with Underwriter                     with Registrant
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Robert Agan(1)                                  Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Janette Aprilante(2)                            Secretary                            None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

James Barker                                    Vice President                       None
2901B N. Lakewood Avenue
Chicago, IL 60657

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kathleen Beichert(1)                            Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Robert J. Bishop(1)                             Treasurer                            None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Douglas S. Blankenship                          Vice President                       None
17011 Wood Bark Road
Springs, TX 77379

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Tracey Blinzler(1)                              Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

David A Borrelli                                Vice President                       None
105 Black Calla Ct.
San Ramon, CA 94583

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Michelle Brennan(2)                             Assistant Vice President             None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
L. Scott Brooks(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Kevin E. Brosmith                               Senior Vice President                None
5 Deer Path
South Natlick, MA 01760

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Jeffrey W. Bryan                                Vice President                       None
1048 Malaga Avenue
Coral Gables, FL 33134

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Patrick Campbell(1)                             Assistant Vice President             None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Andrew Chonofsky                                Vice President                       None
300 West Fifth Street, Apt. 118
Charlotte, NC 28202

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Melissa Clayton(2)                              Assistant Vice President             None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Jeffrey D. Damia(2)                             Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John Davis(2)                                   Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Stephen J. Demetrovits(2)                       Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Kristi Diehl(1)                                 Assistant Vice President             None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Joseph A. DiMauro                               Vice President                       None
522 Lakeland Avenue
Grosse Pointe, MI 48230

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Steven Dombrower(2)                             Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

George P. Dougherty                             Vice President                       None
328 Regency Drive
North Wales, PA 19454

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Cliff H. Dunteman                               Vice President                       None
N 53 27761 Bantry Road
Sussex, WI 53089-45533

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John Eiler(2)                                   Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kent M. Elwell                                  Vice President                       None
35 Crown Terrace
Yardley, PA 19067
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Gregg A. Everett                                Vice President                       None
4328 Auston Way
Palm Harbor, FL 34685-4017

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

George R. Fahey                                 Senior Vice President                None
2 Pheasant Drive
Ringoes, NJ 08551

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Eric C. Fallon                                  Vice President                       None
10 Worth Circle
Newton, MA 02458
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Joseph Fernandez                                Vice President                       None
1717 Richbourg Park Drive
Brentwood, TN 37027

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Mark J. Ferro(2)                                Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Ronald H. Fielding(3)                           Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Eric Fishel                                     Vice President                       None
3A Lawnwood Place, Apt. 1
Charlestown, MA 02129

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Patrick W. Flynn (1)                            Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John E. Forrest(2)                              Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John ("J) Fortuna(2)                            Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Lucio Giliberti                                 Vice President                       None
6 Cyndi Court
Flemington, NJ 08822
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Raquel Granahan(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Ralph Grant                                     Senior Vice President                None
10 Boathouse Close
Mt. Pleasant, SC 29464

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael D. Guman                                Vice President                       None
3913 Pleasant Avenue
Allentown, PA 18103
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Kevin Healy(2)                                  Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Clifford W. Heidinger                           Vice President                       None
111 Ipswich Road
Boxford, MA 01921

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Phillipe D. Hemery                              Vice President                       None
5 Duck Pond Lane
Ramsey, NJ 07446

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Kevin Hennessey                                 Vice President                       None
10206 Emerald Woods Avenue
Orlando, FL 32836

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Elyse R. Jurman Herman                          Vice President                       None
5486 NW 42 Avenue
Boca Raton, FL 33496

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Wendy G. Hetson                                 Vice President                       None
4 Craig Street
Jericho, NY 11753
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
William E. Hortz(2)                             Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Edward Hrybenko(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Andrew Humble                                   Vice President                       None
419 Phillips Avenue
len Ellyn, IL 60137

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Brian F. Husch(2)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Stephen Ilnitzki(2)                             Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Kathleen T. Ives(1)                             Vice President & Assistant           Assistant Secretary
                                                Secretary

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Nivan Jaleeli                                   Vice President                       None
13622 E. Geronimo Rd.
Scottsdale, AZ 85259

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Eric K. Johnson(1)                              Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Mark D. Johnson                                 Vice President                       None
15792 Scenic Green Court
Chesterfield, MO 63017
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Christina J. Keller(2)                          Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael Keogh(2)                                Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Lisa Klassen(1)                                 Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Richard Klein                                   Senior Vice President                None
4820 Fremont Avenue So.
Minneapolis, MN 55409
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Richard Knott(1)                                Senior Vice President                None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Dean Kopperud(2)                                Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Brent A. Krantz                                 Senior Vice President                None
61500 Tam McArthurLoop
Bend, OR 97702

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

David T. Kuzia                                  Vice President                       None
19102 Miranda Circle
Omaha, NE 68130

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Tracey Lange(2)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Paul R. LeMire(2)                               Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Eric J. Liberman(2)                             Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Malissa Lischin(2)                              Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
James V. Loehle                                 Vice President                       None
30 Wesley Hill Lane
Warwick, NY 10990
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Thomas Loncar(1)                                Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Montana W. Low                                  Vice President                       None
1636 N. Wells Street, Apt. 3411
Chicago, IL 60614

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Craig Lyman                                     Vice President                       None
3930 Swenson St. #502
Las Vegas, NV 89119

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

John J. Lynch                                   Vice President                       None
6325 Bryan Parkway
Dallas, TX 75214

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Michael Malik                                   Vice President                       None
126 Bernard Street
San Francisco, CA 94109

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Steven C. Manns                                 Vice President                       None
1627 N. Hermitage Avenue
Chicago, IL 60622

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Todd A. Marion                                  Vice President                       None
24 Midland Avenue

Cold Spring Harbor, NY 11724
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
LuAnn Mascia(2)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Sandie Massaro(2)                               Assistant Vice President             None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Theresa-Marie Maynier                           Vice President                       None
2421 Charlotte Drive
Charlotte, NC 28203
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Anthony P. Mazzariello                          Vice President                       None
8 Fairway Road
Sewickley, PA 15143

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John C. McDonough                               Vice President                       None
3812 Leland Street
Chevy Chase, MD 20815
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Kent C. McGowan                                 Vice President                       None
9510 190th Place SW
Edmonds, WA 98020

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Craig Meister                                   Vice President                       None
1880 Hemlock Cricle
Abinston, PA 19001

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Daniel Melehan                                  Vice President                       None
906 Bridgeport Court
San Marcos, CA 92069

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Mark Mezzanotte                                 Vice President                       None
16 Cullen Way
Exeter, NH 03833

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Clint Modler(1)                                 Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Robert Moser(1)                                 Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

David W. Mountford(2)                           Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

John V. Murphy(2)                               Director                             President & Trustee

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Wendy Jean Murray                               Vice President                       None
32 Carolin Road
Upper Montclair, NJ 07043
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Christina Nasta(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kevin P. Neznek(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Bradford Norford                                Vice President                       None
4607 Timberglen Rd.
Dallas, TX 75287

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Alan Panzer                                     Vice President                       None
6755 Ridge Mill Lane
Atlanta, GA 30328

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Brian C. Perkes                                 Vice President                       None
6 Lawton Ct.
Frisco, TX 75034

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Charles K. Pettit                               Vice President                       None
22 Fall Meadow Drive
Pittsford, NY 14534
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Elaine Puleo-Carter(2)                          Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Minnie Ra                                       Vice President                       None
100 Dolores Street, #203
Carmel, CA 93923
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Dusting Raring                                  Vice President                       None
27 Blakemore Drive
Ladera Ranch, CA 92797

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Michael A. Raso                                 Vice President                       None
3 Vine Place
Larchmont, NY 10538

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Richard Rath                                    Vice President                       None
46 Mt. Vernon Ave.
Alexandria, VA 22301

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Douglas Rentschler                              Vice President                       None
677 Middlesex Road
Grosse Pointe Park, MI 48230
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Ruxandra Risko(2)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
David R. Robertson(2)                           Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Ian M. Roche                                    Vice President                       None
7070 Bramshill Circle
Bainbridge, OH 44023

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Kenneth A. Rosenson                             Vice President                       None
24753 Vantage Pt. Terrace
Malibu, CA 90265

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
James H. Ruff(2)                                President & Director                 None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Matthew Rutig                                   Vice President                       None
199 North Street
Ridgefield, CT 06877

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
William R. Rylander                             Vice President                       None
85 Evergreen Road
Vernon, CT 06066
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Thomas Sabow                                    Vice President                       None
6617 Southcrest Drive
Edina, MN 55435

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

John Saunders                                   Vice President                       None
911 North Orange Avenue #401
Orlando, FL 32801

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Jill Schmitt(2)                                 Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Thomas Schmitt(2)                               Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

William Schories(2)                             Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Eric Sharp                                      Vice President                       None
862 McNeill Circle
Woodland, CA 95695
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Debbie A. Simon                                 Vice President                       None
1 W. Superior Street, Apt. 4101
Chicago, IL 60610

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Douglas Bruce Smith                             Vice President                       None
8927 35th Street W.
University Place, WA 98466

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Steven Stablein                                 Vice President                       None
2131 Dunnigan NE
Grand Rapids, MI 49525

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Bryan Stein(2)                                  Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John Stoma(2)                                   Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Wayne Strauss(3)                                Assistant Vice President             None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Brian C. Summe                                  Vice President                       None
2479 Legends Way
Crestview Hills, KY 41017

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael Sussman(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

George T. Sweeney                               Senior Vice President                None
5 Smokehouse Lane

Hummelstown, PA 17036
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
James Taylor(2)                                 Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Martin Telles(2)                                Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

David G. Thomas                                 Vice President                       None
16628 Elk Run Court
Leesburg, VA 20176

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Bryan K.Toma                                    Vice President                       None
7311 W. 145th Terrace
Overland Park, KS 66223

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Mark Vandehey(1)                                Vice President                       Vice President and Chief
                                                                                     Compliance Officer

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Vincent Vermete(2)                              Assistant Vice President             None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Kenneth Lediard Ward                            Vice President                       None
1400 Cottonwood Valley Circle N.
Irving, TX 75038

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Teresa Ward(1)                                  Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael J. Weigner                              Vice President                       None
4905 W. San Nicholas Street
Tampa, FL 33629
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Donn Weise                                      Vice President                       None
3249 Earlmar Drive
Los Angeles, CA 90064
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Chris Werner(1)                                 Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Catherine White(2)                              Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Thomas Wilson(2)                                Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Donna Winn(2)                                   Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Philip Witkower(2)                              Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Cary Patrick Wozniak                            Vice President                       None
18808 Bravata Court
San Diego, CA 92128
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

John Charles Young                              Vice President                       None
3914 Southwestern
Houston, TX 77005

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Jill Zachman(2)                                 Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Robert G. Zack(2)                               General Counsel & Director           Secretary
----------------------------------------------- ------------------------------------ ---------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924

(2)Two World Financial Center, 225 Liberty Street, 11th Floor, New York, NY 10281-1008
(3)350 Linden Oaks, Rochester, NY 14623

(c)      Not applicable.

Item 28. Location of Accounts and Records
-----------------------------------------

The accounts,  books and other documents  required to be maintained by Registrant  pursuant to Section 31(a) of the
Investment  Company Act of 1940 and rules promulgated  thereunder are in the possession of  OppenheimerFunds,  Inc.
at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services
----------------------------

Not applicable

Item 30. Undertakings
---------------------

Not applicable.

                                                    SIGNATURES

     Pursuant  to the  requirements  of the  Securities  Act of 1933  and/or the
     Investment Company Act of 1940, the Registrant  certifies that it meets all the requirements for effectiveness of this Registration  Statement pursuant to Rule 485(b)  under the  Securities  Act of 1933 and has duly caused this
     Registration  Statement  to be  signed on its  behalf  by the  undersigned, thereunto duly authorized, in the City of New York and State of New York on the 27th day of September, 2004.

                        OPPENHEIMER CALIFORNIA MUNICIPAL FUND

                        By: /s/ John V. Murphy*
                    ----------------------------------------------
                      John V. Murphy, President,
                      Principal Executive Officer & Trustee

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
     Registration  Statement has been signed below by the  following  persons in the capacities on the dates indicated:

Signatures                          Title                          Date
----------                           -----                         ----

/s/ Clayton K. Yeutter*             Chairman of the

---------------------------         Board of Trustees        September 27, 2004
Clayton K. Yeutter

/s/ Donald W. Spiro*                Vice Chairman of the     September 27, 2004
------------------------            Board and Trustees
Donald W. Spiro

/s/ John V. Murphy*                 President, Principal

--------------------------          Executive Officer        September 27, 2004
John V. Murphy                            & Trustee

/s/ Brian W. Wixted*                Treasurer, Principal     September 27, 2004
-------------------------           Financial and
Brian W. Wixted                     Accounting Officer

/s/ Robert G. Galli*                Trustee                 September 27, 2004

--------------------
Robert G. Galli

/s/ Phillip A. Griffiths*           Trustee                 September 27, 2004

----------------------
Phillip A. Griffiths

/s/ Joel W. Motley*                 Trustee                September 27, 2004

--------------------
Joel W. Motley

/s/ Kenneth A. Randall*             Trustee                September 27, 2004

-------------------------
Kenneth A. Randall

/s/ Edward V. Regan*               Trustee                 September 27, 2004

-----------------------
Edward V. Regan

/s/ Russell S. Reynolds, Jr.*      Trustee                 September 27, 2004

----------------------------
Russell S. Reynolds, Jr.

*By: /s/ Robert G. Zack

 -----------------------------------------

Robert G. Zack, Attorney-in-Fact

                                       OPPENHEIMER CALIFORNIA MUNICIPAL FUND

                                          Post-Effective Amendment No. 24

                                        Registration Statement No. 33-23566

                                                   EXHIBIT INDEX
                                                   -------------

Exhibit No.                Description
-----------                -----------

23(a)           Amended and Restated Declaration of Trust dated August 5, 2002

23(j)          Independent Registered Public Accounting Firm's Consent

23(n)          Oppenheimer Funds Multiple Class Plan under Rule 18f-3